As filed with the Securities and Exchange Commission on April 26, 2016

Registration No.         333-199049

811- 21427

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	X

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32	X

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

(Name of Depositor)

(Former Depositor, Western Reserve Life Assurance Co. of Ohio)

4333 Edgewood Road NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esq.

Transamerica Premier Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WRL FREEDOM PREMIER® III VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA U
By
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Premier Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 851-9777 or write us at: Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
Access VP High Yield FundSM	Access VP High Yield FundSM
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity ® VIP Index 500 Portfolio – Service Class 2
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling US Dollar	ProFund VP Falling US Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP Utilities	ProFund VP Utilities
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
Excess Interest Adjustment Examples	88
APPENDIX
Death Benefit	91
APPENDIX
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER	93
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	94
APPENDIX
PAM METHOD TRANSFERS	99
APPENDIX
RIDER GRID VARIATIONS	101
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
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valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Premier Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.25% if you do not choose an optional guaranteed minimum death benefit
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
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•	1.55% if you choose the 5% Annually Compounding Death Benefit
•	1.65% if you choose the Double Enhanced Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.20% AB Balanced Wealth Strategy Portfolio - Class B
•	0.15% Franklin Founding Funds Allocation VIP Fund - Class 4
If you elect the Beneficiary Earnings Enhancement - Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.
4

DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Double Enhanced Death Benefit
•	5% Annually Compounding Death Benefit
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement - Extra II ” (“BEE -Extra II”). There is an extra charge for this rider.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor
5

your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Premier Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 851-9777
All premium payments, loan repayments, correspondence and notices should be sent to this address.
6

You may check your policy at www.premier.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8.50%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%
Optional Riders: (You may only elect one of the optional riders listed below)
Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge – a % of Principal Back Total Withdrawal Base)	1.25%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available for Sales:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

8

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.35%
Highest Gross	1.84%
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The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Living Benefits Rider, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Beneficiary Earnings Enhancement - Extra II Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples (Highest Gross):
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,303
3 Years	$2,238
5 Years	$3,122
10 Years	$5,304
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 538
3 Years	$1,608
5 Years	$2,672
10 Years	$5,304
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,351
3 Years	$2,377
5 Years	$2,844
10 Years	$5,433
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 586
3 Years	$1,747
5 Years	$2,844
10 Years	$5,433
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
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Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, the Liquidity Rider fee, the Premium EnhancementSM Rider (0.15% if the Liquidity Rider is also elected), plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Beneficiary Earnings Enhancement - Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
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Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider and Retirement Income Choice® with Double Withdrawal Base Benefit Rider: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider and Retirement Income Choice® with Double Withdrawal Benefit Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® Rider and Retirement Income Choice® with Double Withdrawal Benefit Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
Annuitization : You cannot annuitize before the fourth policy anniversary.
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THE ANNUITY POLICY
This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Premier Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Premier Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made .
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us subject to the limitations described under “Telephone and Electronic Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The WRL Freedom Premier® III Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
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Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in
16

that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
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Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For contracts with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, contract owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
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In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
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We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.
Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).
Third Party Investment Services
Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.
Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.
Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.
Note carefully:
•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.
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•	Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.
•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.
•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59½.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8.0%
2 – 3	7.0%
3 – 4	6.0%
4 – 5	5.0%
5 – 6	4.0%
6 – 7	3.0%
7 – 8	2.0%
more than 8	0.0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
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An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8.0%
2 – 3	7.0%
3 – 4	6.0%
more than 4	0.0%
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
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During the accumulation phase:
•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.10%.
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.
•	For the 5% Annually Compounding Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.40%.
•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
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Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.20% AB Balanced Wealth Strategy Portfolio - Class B
•	0.15% Franklin Founding Funds Allocation VIP Fund - Class 4
Liquidity Rider
If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.
Premium EnhancementSM Rider
If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Beneficiary Earnings Enhancement - Extra II
If you elect the Beneficiary Earnings Enhancement - Extra II , there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
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We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.25%
ACCESS ONE TRUST	0.50%
PROFUNDS	0.50%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.30%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds that invest in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2015 we and TCI received $13,441,806.82 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. We and our affiliates, including TCI and Transamerica Financial Advisors, Inc. (“TFA”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
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•	may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives;
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By
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requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 851-9777.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
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However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
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When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit
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on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Double Enhanced Death Benefit
The death benefit under this option is the greater of 1 or 2 below:
1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial surrenders;
•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant's date of death or the annuitant's 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date . There is an extra charge for this death benefit of 0.40% annually.
5% Annually Compounding Death Benefit
The 5% Annually Compounding Death Benefit is equal to:
•	The premium payments; less
•	Any adjusted partial withdrawals;
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Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy. The guarantees of these death benefits are based on our claims-paying ability.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
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Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
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Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
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Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is
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defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
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Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to
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distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a
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guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan
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participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
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Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
Guaranteed Lifetime Withdrawal Benefits
We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
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The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Premium EnhancementSM Rider
An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:
•	exercise of the right to cancel option;
•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.
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Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.
Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Other Terms and Conditions: If you elect this rider, you are not able to elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Beneft. Please consult your registered representative for information concerning any such limitations.
Termination. The rider is irrevocable.
The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.
The Premium EnhancementSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Beneficiary Earnings Enhancement - Extra II
The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Beneficiary Earnings Enhancement - Extra II ” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II , then the spouse will generally receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement - Extra II . At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
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Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Beneficiary Earnings Enhancement - Extra II within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
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We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
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You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit options.
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
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•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any may be subject to excess interest adjustments; and that may be applicable.)
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In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example. Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any may be subject to excess interest adjustments; and) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
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•	reduce your death benefit and other benefits;
•	may be subject to may be subject to excess interest adjustments; and; and
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION)
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
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Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any may be subject to excess interest adjustments; and that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
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Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.
Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
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Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
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Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity contracts and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various contracts and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The
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dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause
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reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Premier Life Insurance Company
Transamerica Premier Life Insurance Company was incorporated under the laws of the State of Maryland on March 5, 1858. It was redomesticated to the State of Iowa on April 1, 2007. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's
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website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
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Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 8.65% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, Transamerica Financial Advisors, Inc. (TFA) and other affliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.
The Company’s main distribution channel is TFA, an affiliate, who sell the Company’s products.
The Company covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and the Company is compensated by TFA for these expenses based on TFA’s usage. In addition, the Company and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.
TFA pays its branch managers a portion of the commissions received from the Company for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with TFA’s internal compensation programs.
Sales representatives and their managers at TFA may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA's conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.
In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash and non-cash benefits, and may provide such persons with special incentive to sell our policies. For example, TFA’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of Aegon N.V. (the Company’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.
TFA’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of Aegon N.V.
59

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past sales of the Policies or other criteria.
Overrides we paid on certain products to our affiliates, TFA and Life Investors Financial Group, in 2015 .
No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Premier Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information
60

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the contract, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider as we deem necessary to support the guarantees under this rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ACCESS ONE TRUST
Access VP High Yield FundSM	Access VP High Yield FundSM	ProFund Advisors LLC
Investment Objective: To correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser
Investment Objective: Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
PROFUNDS
ProFund VP Asia 30	ProFund VP Asia 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
ProFund VP Basic Materials	ProFund VP Basic Materials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM.
ProFund VP Bull	ProFund VP Bull	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
ProFund VP Consumer Services	ProFund VP Consumer Services	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
ProFund VP Emerging Markets	ProFund VP Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
ProFund VP Europe 30	ProFund VP Europe 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
ProFund VP Falling US Dollar	ProFund VP Falling US Dollar	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index
ProFund VP Financials	ProFund VP Financials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
ProFund VP International	ProFund VP International	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses that correspond to the performance of the Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.
ProFund VP Japan	ProFund VP Japan	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
ProFund VP Mid-Cap	ProFund VP Mid-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®
ProFund VP Government Money Market(2)(3)	ProFund VP Government Money Market(2)(3)	ProFund Advisors LLC
Investment Objective: Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.
ProFund VP Oil & Gas	ProFund VP Oil & Gas	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and GasSM Index.
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index.
ProFund VP Precious Metals	ProFund VP Precious Metals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
61

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
ProFund VP Short International	ProFund VP Short International	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index.
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of Russell 2000® Index.
ProFund VP Small-Cap	ProFund VP Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
ProFund VP Telecommunications	ProFund VP Telecommunications	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index.
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to twice (200%) of the daily performance of the Russell 2000® Index.
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index.
ProFund VP Utilities	ProFund VP Utilities	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to one and one quarter (125%) the movement of the most recently issued 30-Year U.S. Treasury Bond.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(4)	Transamerica Aegon Government Money Market VP – Service Class(2)(4)	Aegon USA Investment Management, LLC
Investment Objective: Invests in high quality, U.S. dollar-denominated short-term money market instruments.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
62

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(5)	Transamerica Janus Mid-Cap Growth VP – Service Class(5)	Janus Capital Management LLC(5)
Investment Objective: Capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective:Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Long-term capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
63

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs; financial objectives; investment goals; time horizons; and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio or the ProFund VP Government Money Market VP portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount or the ProFund VP Government Money Market VP subaccount may become extremely low and possibly negative.
(3)	Effective on or about May 2, 2016, ProFund VP Money Market was renamed ProFund VP Government Money Market.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
64

CLOSED INVESTMENT OPTIONS:
Effective open of business September 17, 2012, the following subaccount is closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4(	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
65

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	1-800-851-9777
Writing:	Transamerica Premier Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521 $0.959798 $1.028245 $1.000000	$1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521 $0.959798 $1.028245	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092 $1.000000	$1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092	0.000 0.000 0.000 0 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473 $0.780861 $1.269439 $1.232995 $1.091009	$1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473 $0.780861 $1.269439 $1.232995	0.000 0.000 0.000 0 0 0 0 0 1,163 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426 $1.000000	$1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426	0.000 0.000 0.000 0 3,090 3,119 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396 $0.561360 $1.166180 $1.000000	$0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396 $0.561360 $1.166180	0.000 0.000 0.000 0 0 0 0 8,028 0
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715 $0.527647 $1.109701 $1.000000	$0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715 $0.527647 $1.109701	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272 $0.581850 $0.953648 $1.000000	$1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272 $0.581850 $0.953648	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465 $0.613396 $0.913248 $1.000000	$1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465 $0.613396 $0.913248	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770 $0.559189 $1.144697 $1.000000	$0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770 $0.559189 $1.144697	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925 $0.562841 $1.026865 $1.000000	$0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925 $0.562841 $1.026865	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504 $0.980322 $1.055447 $1.000000	$0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504 $0.980322 $1.055447	0.000 0.000 0.000 0 0 0 0 0 0
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849 $0.417323 $0.862062 $1.000000	$0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849 $0.417323 $0.862062	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316 $0.548531 $1.007921 $1.000000	$0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316 $0.548531 $1.007921	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417 $0.527204 $0.910459 $1.000000	$0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417 $0.527204 $0.910459	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677 $0.587088 $0.973154 $1.000000	$1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677 $0.587088 $0.973154	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768 $0.994394 $1.007387 $1.000000	$0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768 $0.994394 $1.007387	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035 $0.596082 $1.058754 $1.000000	$1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035 $0.596082 $1.058754	0.000 0.000 0.000 0 0 0 0 0 0
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572 $0.671793 $1.088496 $1.000000	$0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572 $0.671793 $1.088496	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171 $0.785740 $0.997231 $1.000000	$1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171 $0.785740 $0.997231	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125 $0.796458 $1.175140 $1.000000	$0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125 $0.796458 $1.175140	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313 $1.064291 $0.822242 $1.000000	$0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313 $1.064291 $0.822242	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776 $1.327147 $0.980805 $1.000000	$0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776 $1.327147 $0.980805	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971 $1.408137 $0.970869 $1.000000	$0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971 $1.408137 $0.970869	0.000 0.000 0.000 0 0 0 0 0 0
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489 $1.310365 $1.078809 $1.000000	$0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489 $1.310365 $1.078809	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425 $0.570771 $0.902669 $1.000000	$1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425 $0.570771 $0.902669	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891 $0.620102 $0.913929 $1.000000	$1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891 $0.620102 $0.913929	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912 $0.610986 $0.951773 $1.000000	$0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912 $0.610986 $0.951773	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692 $0.292726 $0.884450 $1.000000	$0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692 $0.292726 $0.884450	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758 $1.582372 $1.079358 $1.000000	$1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758 $1.582372 $1.079358	0.000 0.000 0.000 0 0 0 0 0 0
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283 $0.727172 $1.071923 $1.000000	$1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283 $0.727172 $1.071923	0.000 0.000 0.000 0 0 0 0 0 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255 $0.836617 $1.356590 $1.171638 $1.081561	$1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255 $0.836617 $1.356590 $1.171638	0.000 0.000 0.000 0 0 0 0 0 2,203 2,218
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292 $0.825140 $1.130922 $1.135744 $1.048749	$1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292 $0.825140 $1.130922 $1.135744	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251 $1.040021 $1.039945 $1.014082 $0.991496	$0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251 $1.040021 $1.039945 $1.014082	0.000 0.000 0.000 0 40,265 40,647 60,825 76,717 0 1,458
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871 $0.996944	$1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871	0.000 0.000 0.000 0 4,661 4,705 4,750 4,793 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871 $0.996944	$1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871	0.000 0.000 0.000 0 0 0 29,895 36,715 0 0
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923 $0.919985 $1.195769 $1.150874 $1.077074	$1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923 $0.919985 $1.195769 $1.150874	0.000 0.000 0.000 0 0 0 0 221,256 222,480 223,710
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340 $0.835330 $1.416539 $1.345767 $1.192441	$1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340 $0.835330 $1.416539 $1.345767	0.000 0.000 0.000 0 0 0 0 1,170 221,881 231,567
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970 $0.926794 $1.282832 $1.216483 $1.117290	$1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970 $0.926794 $1.282832 $1.216483	0.000 0.000 0..000 0 3,358 3,390 42,481 45,169 97,938 98,197
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357 $0.894203 $1.361874 $1.293548 $1.163732	$1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357 $0.894203 $1.361874 $1.293548	0.000 0.000 0.000 0 11,196 11,303 73,862 74,620 69,211 69,288
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516 $0.971541 $1.505275 $1.473739 $1.290803	$1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516 $0.971541 $1.505275 $1.473739	0.000 0.000 0.000 0 0 0 0 0 13,724 31,283
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.030493 $1.003033	$1.007539 $1.030493	0.000 0.000
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944 $1.032939 $1.835126 $2.013912 $1.449514	$1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944 $1.032939 $1.835126 $2.013912	0.000 0.000 0.000 0 0 0 0 0 11,143 52,020
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410 $1.000000	$0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410	0.000 0.000 0.000 0 9,893 9,987 10,081 4,879 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097 $0.986557	$1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928 $0.720204 $1.373698 $1.148073 $1.070067	$1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928 $0.720204 $1.373698 $1.148073	0.000 0.000 0.000 0 0 0 0 0 1,953 1,897
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.657468 $1.542145 $1.147335 $1.015629 $1.045494 $0.000000	$1.802878 $1.657468 $1.542145 $1.147335 $1.015629 $1.045494	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000 $1.102912 $1.070470 $1.025765 $1.011061	$1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000 $1.102912 $1.070470 $1.025765	0.000 0.000 0.000 0 0 0 0 0 0 0
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504 $0.758725 $1.240601 $1.215139 $1.079630	$1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504 $0.758725 $1.240601 $1.215139	0.000 0.000 0.000 0 0 0 0 0 1,459 1,469
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719 $0.975597 $1.045224 $1.075322 $1.071874	$1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719 $0.975597 $1.045224 $1.075322	0.000 0.000 0.000 0 0 0 0 0 11,497 11,562
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.142360 $1.075675 $1.004616 $1.000000	$1.095093 $1.142360 $1.075675 $1.004616	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.198163 $1.131395 $0.999685 $1.000000	$1.138344 $1.198163 $1.131395 $0.999685	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316 $1.000000	$1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500 $0.999942	$1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500	0.000 0.000 0.000 0 3,843 3,879 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684 $1.000000	$1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684	0.000 0.000 0.000 0 9,488 9,578 5,169 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.169191 $1.105396 $0.987937 $1.000000	$1.107478 $1.169191 $1.105396 $0.987937	0.000 0.000 0.000 0
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640 $0.631608 $1.001011 $1.000000	$0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640 $0.631608 $1.001011	0.000 0.000 0.000 0 0 0 0 0 0
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505 $0.738706 $1.189197 $1.205695 $1.041089	$1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505 $0.738706 $1.189197 $1.205695	0.000 0.000 0.000 0 0 0 0 0 1,227 1,235
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724 $0.881468 $1.335547 $1.203448 $1.130448	$1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724 $0.881468 $1.335547 $1.203448	0.000 0.000 0.000 0 0 0 0 0 2,490 2,413
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905 $0.998145	$0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652 $0.997251	$0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574 $0.996383	$0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967 $1.037788 $1.093790 $1.027020 $1.009682	$1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967 $1.037788 $1.093790 $1.027020	0.000 0.000 0.000 0 8,043 8,119 8,196 4,656 0 0
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.116591 $1.100898 $1.050298 $1.004866 $0.000000	$1.067282 $1.116591 $1.100898 $1.050298 $1.004866	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.120303 $1.104454 $1.015345 $1.000000	$1.049818 $1.120303 $1.104454 $1.015345	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.236897 $1.224019 $1.073184 $0.988136 $0.000000	$1.131739 $1.236897 $1.224019 $1.073184 $0.988136	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519 $1.005424 $1.742427 $1.431040 $1.240690	$2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519 $1.005424 $1.742427 $1.431040	0.000 0.000 0.000 0 0 0 35,471 94,944 115,558 54,834
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008 $0.756911 $1.215900 $1.136762 $1.123612	$2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008 $0.756911 $1.215900 $1.136762	0.000 0.000 0.000 0 0 0 0 0 9,507 9,559
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.719276 $1.584590 $1.225013 $1.108874 $1.1789969 $1.025127 $0.812400 $1.541951 $1.357490 $1.279356	$1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.178999 $1.025127 $0.812400 $1.541951 $1.357490	0.000 0.000 0.000 0 0 0 0 0 965 49,064$

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335 $0.971112 $1.031187 $1.000000	$1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335 $0.971112 $1.031187	52,764.929 94,634.527 221,331.876 228,057 405,894 441,633 2,014,855 2,581,435 0
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091 $1.013344 $1.000000	$1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091 $1.013344	208,500.839 294,251.956 210,164.830 184,492 192,926 204,158 244,935 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.071906 $0.816018 $1.314839 $1.265780 $1.110169	$1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.017906 $0.816018 $1.314839 $1.265780	2,233,342.365 2,222,021.917 2,201,582.023 2,088,838 1,705,668 2,008,075 1,965,013 1,464,748 1,171,464 773,524
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689 $0.990648 $1.000000	$1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689 $0.990648	214,245.194 344,740.115 331,538.641 336,808 367,387 397,173 382,637 208,139
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066 $0.568013 $1.169526 $1.000000	$0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066 $0.568013 $1.169526	134,550.920 208,871.014 400,779.532 417,511 322,804 524,218 1,049,044 212,811 288,851
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179 $0.533888 $1.112879 $1.000000	$0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179 $0.533888 $1.112879	61,078.785 84,221.201 119,609.887 143,541 335,270 499,955 857,842 382,888 842,640
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345 $0.589809 $0.958122 $1.000000	$1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345 $0.589809 $0.958122	131,008.866 300,130.134 221,335.911 164,701 287,200 1,153,911 2,125,316 211,856 138,272
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823 $0.620653 $0.915866 $1.000000	$1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823 $0.620653 $0.915866	42,442.238 73,810.848 51,300.246 20,376 74,783 97,926 7,840 756 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315 $0.565820 $1.147982 $1.000000	$0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315 $0.565820 $1.147982	406,004.172 326,918.482 339,203.958 875,923 549,159 1,978,622 1,537,458 239,872 91,400
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107 $0.569495 $1.029815 $1.000000	$0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107 $0.569495 $1.029815	104,193.875 116,962.113 5,957.181 411,887 8,020 15,590 97,662 10,721 1,187,307
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123 $0.991895 $1.058469 $1.000000	$0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123 $0.991895 $1.058469	0.000 3,085.251 28,617.467 158,388 91,820 88,464 116,465 62,681 18,740
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671 $0.422279 $0.864541 $1.000000	$0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671 $0.422279 $0.864541	54,336.713 280,278.497 246,674.941 30,540 181,411 167,793 303,789 344,881 2,573
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262 $0.555013 $1.010814 $1.000000	$0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262 $0.555013 $1.010814	188,823.042 180,560.272 369,752.845 261,676 259,691 1,064,335 1,321,653 102,857 65,581
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286 $0.533450 $0.913075 $1.000000	$0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286 $0.533450 $0.913075	80,512.437 313,416.851 793,100.988 264,392 161,124 379,393 683,516 4,825 45,859
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583 $0.594038 $0.975945 $1.000000	$1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583 $0.594038 $0.975945	73,824.386 157,409.398 270,749.810 261,847 386,421 154,247 457,573 179,947 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824 $1.007962 $1.012111 $1.000000	$0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824 $1.007962 $1.012111	1,022,310.134 694,611.182 956,549.192 1,037,556 1,485,073 2,016,957 3,643,672 9,062,041 7,426,750
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150 $0.604236 $1.063719 $1.000000	$1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150 $0.604236 $1.063719	78,375.389 237,037.225 116,374.553 135,043 406,280 64,147 39,919 311,304 51,137
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399 $0.679741 $1.091613 $1.000000	$0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399 $0.679741 $1.091613	116,704.711 152,815.926 218,022.249 342,487 573,061 1,257,252 1,176,034 926,455 307,483
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860 $0.795015 $1.000086 $1.000000	$1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860 $0.795015 $1.000086	106,272.898 122,732.842 48,122.482 25,748 81,873 11,878 35,954 104,014 0
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132 $0.805899 $1.178522 $1.000000	$0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132 $0.805899 $1.178522	107,764.237 151,843.565 198,301.403 474,150 565,890 687,242 623,819 481,357 54,506
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435 $1.076853 $0.824593 $1.000000	$0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435 $1.076853 $0.824593	26,002.813 23,821.300 17,244.266 22,522 42,942 60,543 57,774 91,631 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617 $1.342812 $0.983612 $1.000000	$0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617 $1.342812 $0.983612	16,165.758 12,795.877 24,195.468 31,757 17,340 27,122 48,016 151,606 16,120
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974 $1.424720 $0.973637 $1.000000	$0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974 $1.424720 $0.973637	85,379.519 106,977.848 181,729.289 74,934 41,118 40,907 40,870 127,728 14,232
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.877140 $1.328218 $1.083859 $1.000000	$0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.887140 $1.328218 $1.083859	17,146.136 5,181.183 41,067.132 44,091 34,475 39,548 29,070 45,742 13,154
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411 $0.578583 $0.906913 $1.000000	$1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411 $0.578583 $0.906913	80,174.768 92,732.355 228,844.050 129,994 163,979 98,804 46,922 5,946 8,258
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137 $0.627447 $0.916559 $1.000000	$1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137 $0.627447 $0.916559	81,273.467 43,706.163 296,890.683 310,406 199,763 4,933 123,972 192,472 20,893
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268 $0.618208 $0.954517 $1.000000	$0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268 $0.618208 $0.954517	1,971.537 2,100.930 2,232.659 0 0 0 0 1,170 1,170
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092 $0.296207 $0.887004 $1.000000	$1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092 $0.296207 $0.887004	30,361.766 165,650.297 94,927.452 273,655 533,798 523,490 86,391 51,388 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458 $1.601015 $1.082444 $1.000000	$1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458 $1.601015 $1.082444	52,519.564 79,161.494 21,283.161 280,192 152,475 270,648 217,807 408,948 595,500
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692 $0.735767 $1.074995 $1.000000	$1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692 $0.735767 $1.074995	125,655.650 99,052.827 105,154.127 119,216 274,258 540,184 532,225 430,863 1,362,559
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561 $0.874260 $1.405090 $1.202787 $1.100560	$1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561 $0.874260 $1.405090 $1.202787	98,177.395 130,886.431 170,595.907 230,561 349,720 545,165 419,572 288,654 530,552 530,249
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662 $0.862263 $1.171341 $1.165918 $1.067163	$1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662 $0.862263 $1.171341 $1.165918	483,127.734 538,758.793 704,887.665 1,273,570 1,750,932 2,371,251 2,394,617 302,315 494,975 1,546,606
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.086807 $1.077129 $1.060336 $1.041050 $1.008922	$0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.073504 $1.086807 $1.077129 $1.041050	2,007,353.376 3,962,999.386 4,449,750.063 4,956,942 5,341,317 5,559,088 7,115,831 12,819,367 3,860,358 2,299,227
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619 $1.014459	$1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619	873,716.869 995,054.005 1,122,927.816 1,216,064 1,523,426 2,025,780 3,275,827 3,687,242 574,423 385,218
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619 $1.014459	$1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619	2,597,316.937 2,075,012.781 2,733,983.736 10,607,979 18,293,268 11,370,248 22,528,930 39,589,434 1,112,969 28,050
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987 $0.961384 $1.238522 $1.181464 $1.095988	$1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987 $0.961384 $1.238522 $1.181464	5,048,186.243 5,897,041.143 7,689,238.720 10,257,282 12,285,752 14,337,557 15,502,489 14,037,704 14,733,665 14,430,621
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857 $0.872926 $1.467189 $1.381527 $1.213363	$1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857 $0.872926 $1.467189 $1.381527	6,963,045.443 9,109,263.229 10,811,892.751 10,238,734 11,696,908 15,181,274 15,927,880 17,511,200 26,847,935 25,275,163
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111 $0.968489 $1.328693 $1.248802 $1.136894	$1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111 $0.968489 $1.328693 $1.248802	13,336,213.648 16,457,713.743 19,729,685.644 22,836,776 25,710,804 30,569,400 33,189,185 31,000,297 44,798,869 44,855,307
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114 $0.934434 $1.410558 $1.327918 $1.184151	$1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114 $0.934434 $1.410558 $1.327918	30,509,251.451 35,731,315.002 43,320,557.801 46,154,269 48,152,656 57,562,132 61,642,497 55,363,989 74,341,269 66,333,637
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256 $1.015281 $1.559110 $1.512915 $1.313474	$1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256 $1.015281 $1.559110 $1.512915	1,466,930.319 1,676,292.588 1,834,005.498 2,181,404 2,553,954 2,614,543 1,791,254 1,200,379 1,811,798 2,342,337
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.036680 $1.003057	$1.022611 $1.036680	348,216.294 404,802.180
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950 $1.079416 $1.900683 $2.067380 $1.474943	$2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950 $1.079416 $1.900683 $2.067380	562,884.422 606,870.216 658,309.150 796,458 974,947 1,216,468 1,350,507 1,418,373 2,679,802 3,805,594
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458 $1.000000	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	4,007,454.004 3,801,132.706 4,564,544.862 4,529,489 5,183,058 6,082,627 6,096,936 5,478,470 3,391,652 1,315,507
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128 $0.986582	$1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128	175,100.614 241,011.420 182,140.687 313,521 472,186 398,239 150,599
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239 $0.752635 $1.422831 $1.178603 $1.088865	$1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239 $0.752635 $1.422831 $1.178603	652,279.126 893,551.903 1,117,901.065 1,088,609 1,772,609 1,187,442 1,002,759 932,011 1,235,573 1,142,007
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.727520 $1.593152 $1.174851 $1.030779 $1.051746 $1.000000	$1.895774 $1.727520 $1.593152 $1.174851 $1.030779 $1.051746	725,537.598 805,583.127 637,753.602 502,931 842,570 525,851
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121 $1.152552 $1.108765 $1.053040 $1.028816	$1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121 $1.152552 $1.108765 $1.053043	806,701.803 1,000,672.991 1,452,290.590 1,951,440 1,849,625 1,469,967 2,539,400 1,864,431 960,657 1,134,018
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639 $0.792868 $1.284944 $1.247416 $1.098576	$1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639 $0.792868 $1.284944 $1.247416	259,450.797 274,754.596 329,222.515 422,921 671,681 651,573 666,162 571,446 1,167,784 796,705
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616 $1.019485 $1.082598 $1.038970 $1.090700	$1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616 $1.019485 $1.082598 $1.103897	994,034.806 1,113,427.684 1,203,328.480 1,579,756 1,711,382 1,705,440 2,148,782 2,270,517 3,722,063 4,817,706
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.169645 $1.091668 $1.005610 $1.000000	$1.131216 $1.169645 $1.091668 $1.005610	18,158.767 79,602.357 0.000 7,285
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.226799 $1.148224 $1.010575 $1.000000	$1.175910 $1.226799 $1.148224 $1.010575	0.000 8,975.803 7,239.396 0
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159 $1.000000	$1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	147,867.222 266.544.680 142,856.944 289,436 56,618 87,451 99,721 2,879
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	205,626.027 274,557.056 80,222.512 135,531 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951 $1.000000	$1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	833,808.000 1,061,969.085 1,046,392.037 784,805 937,445 989,659 744,138 571,628
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.193092 $1.118056 $0.990454 $1.000000	$1.140170 $1.193092 $1.118056 $0.990454	68,324.832 73,279.568 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217 $0.641028 $1.006958 $1.000000	$1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217 $0.641028 $1.006958	509,237.234 639,363.123 570,312.870 844,244 394,834 559,169 678,811 529,812 583,903
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946 $1.231692 $1.237717 $1.059368	$2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946 $1.231692 $1.237717	506,880.914 512,667.756 618,197.936 514,894 666,117 735,092 586,987 674,328 1,178,963 1,211,730
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766 $0.921155 $1.383300 $1.235435 $1.150301	$1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766 $0.921155 $1.383300 $1.235435	2,523,478.286 2,588,291.448 2,366,405.134 2,447,210 1,651,397 1,523,341 978,220 725,686 775,121 643,570
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966 $0.998169	$1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966	67,714.136 65,771.381 47,795.754 42,119 59,974 71,396 45,886
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718 $0.997275	$1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718	121,898.157 39,535.883 91,301.107 200,887 223,822 214,130 47,837
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637 $0.996407	$1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637	68,156.913 53,254.746 61,935.462 85,138 323,710 332,226 199,805
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836 $1.084505 $1.132924 $1.054338 $1.027433	$1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836 $1.084505 $1.132924 $1.054338	2,772,429.503 3,008,610.414 3,008,733.158 4,211,713 3,671,385 4,579,432 4,443,066 1,948,494 1,535,592 1,379,971
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.147274 $1.121184 $1.060225 $1.005379 $0.000000	$1.106365 $1.147274 $1.121184 $1.060225 $1.005379	96,346.334 97,901.946 84,019.276 156,365 70,841
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.147083 $1.120885 $1.021367 $1.000000	$1.084464 $1.147083 $1.120885 $1.021367	62,011.089 136,366.460 288,431.224 72,732
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 12, 2011	2015 2014 2013 2012 2011	$1.270885 $1.246566 $1.083331 $0.988642 $0.000000	$1.173174 $1.270885 $1.246566 $1.083331 $0.988642	231,567.486 401,897.879 349,183.948 563,451 817,314
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853 $1.047827 $1.799817 $1.465093 $1.259050	$2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853 $1.047827 $1.799817 $1.465093	1,531,985.881 1,788,096.702 2,012,992.038 1,238,405 1,506,730 1,852,836 1,964,794 1,674,005 2,852,907 1,606,608
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651 $0.790971 $1.259355 $1.166953 $1.143320	$2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651 $0.790971 $1.259355 $1.166953	413,287.618 487,794.895 820,413.450 562,194 554,126 1,094,480 872,475 790,910 831,582 1,396,740
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773 $0.848962 $1.597073 $1.393568 $1.301820	$1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773 $0.848962 $1.597073 $1.393568	1,611,190.480 1,819,079.383 2,228,223.236 2,308,819 2,808,294 2,590,586 2,979,820 2,886,962 4,966,750 5,004,670
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective on or about May 2, 2016, ProFund VP Money Market was renamed ProFund VP Government Money Market.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
87

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
88

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
89

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
90

APPENDIX
Death Benefit
Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:
(1)	is the amount of the gross partial surrender;
(2)	is the value of the current death proceeds immediately prior to the gross partial surrender;
(3)	is the policy value immediately prior to the gross partial surrender.
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1
Assumed Facts for Example
Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$ 0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
** The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.
Example 2
Assumed Facts for Example
Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$ 0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$15,556
Reduction in policy value	=$15,556
* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
** The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.
91

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 5% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$105,000
2	18%	$100,000	$110,093	$110,250
3	15%	$100,000	$124,955	$124,431
4	-7%	$100,000	$124,955	$124,431
5	2%	$100,000	$124,955	$127,628
6	10%	$100,000	$124,955	$134,010
7	14%	$100,000	$140,257	$140,710
8	-3%	$100,000	$140,257	$147,746
9	17%	$100,000	$154,706	$155,133
10	6%	$100,000	$161,668	$162,889
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.
** For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).
92

APPENDIX
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER
Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
93

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
94

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
95

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
96

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
97

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
98

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
99

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
100

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the National versions of these riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefits
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM for Life
Abbreviation	Definition
MAWA	Maximum Annual Withdrawal Amount
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
101

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
102

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
103

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
104

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

105

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.
106

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” appendix for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.
107

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
108

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee..........................................................0.60%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life
(prior to 11/4/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
109

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy
Franklin Templeton VIP Founding Funds Allocation Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced Fund
TA PIMCO Total Return
TA QS Investors Active Asset Allocation – Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation - Moderate Growth
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy
Franklin Templeton VIP Founding Funds Allocation Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced Fund
TA PIMCO Total Return
TA QS Investors Active Asset Allocation – Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts
Allocation Methods	N/A	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
Age 1st WDJoint Life WD%

 0-58..........................................................0.0%
 59-69........................................................4.5%
 70-79........................................................5.5%
 80+...........................................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
110

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
111

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
112

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Separate Account VA U

Supplement Dated May 1, 2016

to the

Prospectus dated May 1, 2016

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2016

STATEMENT OF ADDITIONAL INFORMATION
WRL FREEDOM PREMIER® III VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA U
Offered by
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Transamerica Premier Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 851-9777, or write us at: Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge.
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000044838 = Z = 1.014867443
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard formatexcept that the surrender charge percentage will be assumed to be 0%
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the separate account were $5,635,445, $5,614,897 and $3,282,786, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA U, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Premier Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Premier Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Premier Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521 $0.959798 $1.028245 $1.000000	$1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521 $0.959798 $1.028245	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092 $1.000000	$1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092	0.000 0.000 0.000 0 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473 $0.780861 $1.269439 $1.232995 $1.091009	$1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473 $0.780861 $1.269439 $1.232995	0.000 0.000 0.000 0 0 0 0 0 1,163 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426 $1.000000	$1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426	0.000 0.000 0.000 0 3,090 3,119 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396 $0.561360 $1.166180 $1.000000	$0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396 $0.561360 $1.166180	0.000 0.000 0.000 0 0 0 0 8,028 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715 $0.527647 $1.109701 $1.000000	$0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715 $0.527647 $1.109701	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272 $0.581850 $0.953648 $1.000000	$1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272 $0.581850 $0.953648	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465 $0.613396 $0.913248 $1.000000	$1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465 $0.613396 $0.913248	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770 $0.559189 $1.144697 $1.000000	$0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770 $0.559189 $1.144697	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925 $0.562841 $1.026865 $1.000000	$0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925 $0.562841 $1.026865	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504 $0.980322 $1.055447 $1.000000	$0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504 $0.980322 $1.055447	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849 $0.417323 $0.862062 $1.000000	$0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849 $0.417323 $0.862062	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316 $0.548531 $1.007921 $1.000000	$0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316 $0.548531 $1.007921	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417 $0.527204 $0.910459 $1.000000	$0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417 $0.527204 $0.910459	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677 $0.587088 $0.973154 $1.000000	$1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677 $0.587088 $0.973154	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768 $0.994394 $1.007387 $1.000000	$0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768 $0.994394 $1.007387	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035 $0.596082 $1.058754 $1.000000	$1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035 $0.596082 $1.058754	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572 $0.671793 $1.088496 $1.000000	$0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572 $0.671793 $1.088496	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171 $0.785740 $0.997231 $1.000000	$1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171 $0.785740 $0.997231	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125 $0.796458 $1.175140 $1.000000	$0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125 $0.796458 $1.175140	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313 $1.064291 $0.822242 $1.000000	$0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313 $1.064291 $0.822242	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776 $1.327147 $0.980805 $1.000000	$0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776 $1.327147 $0.980805	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971 $1.408137 $0.970869 $1.000000	$0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971 $1.408137 $0.970869	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489 $1.310365 $1.078809 $1.000000	$0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489 $1.310365 $1.078809	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425 $0.570771 $0.902669 $1.000000	$1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425 $0.570771 $0.902669	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891 $0.620102 $0.913929 $1.000000	$1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891 $0.620102 $0.913929	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912 $0.610986 $0.951773 $1.000000	$0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912 $0.610986 $0.951773	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692 $0.292726 $0.884450 $1.000000	$0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692 $0.292726 $0.884450	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758 $1.582372 $1.079358 $1.000000	$1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758 $1.582372 $1.079358	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283 $0.727172 $1.071923 $1.000000	$1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283 $0.727172 $1.071923	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255 $0.836617 $1.356590 $1.171638 $1.081561	$1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255 $0.836617 $1.356590 $1.171638	0.000 0.000 0.000 0 0 0 0 0 2,203 2,218
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292 $0.825140 $1.130922 $1.135744 $1.048749	$1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292 $0.825140 $1.130922 $1.135744	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251 $1.040021 $1.039945 $1.014082 $0.991496	$0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251 $1.040021 $1.039945 $1.014082	0.000 0.000 0.000 0 40,265 40,647 60,825 76,717 0 1,458
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871 $0.996944	$1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871	0.000 0.000 0.000 0 4,661 4,705 4,750 4,793 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871 $0.996944	$1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090 $1.095137 $1.041517 $1.005871	0.000 0.000 0.000 0 0 0 29,895 36,715 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923 $0.919985 $1.195769 $1.150874 $1.077074	$1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923 $0.919985 $1.195769 $1.150874	0.000 0.000 0.000 0 0 0 0 221,256 222,480 223,710

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340 $0.835330 $1.416539 $1.345767 $1.192441	$1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340 $0.835330 $1.416539 $1.345767	0.000 0.000 0.000 0 0 0 0 1,170 221,881 231,567
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970 $0.926794 $1.282832 $1.216483 $1.117290	$1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970 $0.926794 $1.282832 $1.216483	0.000 0.000 0..000 0 3,358 3,390 42,481 45,169 97,938 98,197
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357 $0.894203 $1.361874 $1.293548 $1.163732	$1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357 $0.894203 $1.361874 $1.293548	0.000 0.000 0.000 0 11,196 11,303 73,862 74,620 69,211 69,288
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516 $0.971541 $1.505275 $1.473739 $1.290803	$1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516 $0.971541 $1.505275 $1.473739	0.000 0.000 0.000 0 0 0 0 0 13,724 31,283
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.030493 $1.003033	$1.007539 $1.030493	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944 $1.032939 $1.835126 $2.013912 $1.449514	$1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944 $1.032939 $1.835126 $2.013912	0.000 0.000 0.000 0 0 0 0 0 11,143 52,020

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410 $1.000000	$0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410	0.000 0.000 0.000 0 9,893 9,987 10,081 4,879 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097 $0.986557	$1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928 $0.720204 $1.373698 $1.148073 $1.070067	$1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928 $0.720204 $1.373698 $1.148073	0.000 0.000 0.000 0 0 0 0 0 1,953 1,897
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.657468 $1.542145 $1.147335 $1.015629 $1.045494 $0.000000	$1.802878 $1.657468 $1.542145 $1.147335 $1.015629 $1.045494	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000 $1.102912 $1.070470 $1.025765 $1.011061	$1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000 $1.102912 $1.070470 $1.025765	0.000 0.000 0.000 0 0 0 0 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504 $0.758725 $1.240601 $1.215139 $1.079630	$1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504 $0.758725 $1.240601 $1.215139	0.000 0.000 0.000 0 0 0 0 0 1,459 1,469

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719 $0.975597 $1.045224 $1.075322 $1.071874	$1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719 $0.975597 $1.045224 $1.075322	0.000 0.000 0.000 0 0 0 0 0 11,497 11,562
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.142360 $1.075675 $1.004616 $1.000000	$1.095093 $1.142360 $1.075675 $1.004616	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.198163 $1.131395 $0.999685 $1.000000	$1.138344 $1.198163 $1.131395 $0.999685	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316 $1.000000	$1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500 $0.999942	$1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500	0.000 0.000 0.000 0 3,843 3,879 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684 $1.000000	$1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684	0.000 0.000 0.000 0 9,488 9,578 5,169 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.169191 $1.105396 $0.987937 $1.000000	$1.107478 $1.169191 $1.105396 $0.987937	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640 $0.631608 $1.001011 $1.000000	$0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640 $0.631608 $1.001011	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505 $0.738706 $1.189197 $1.205695 $1.041089	$1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505 $0.738706 $1.189197 $1.205695	0.000 0.000 0.000 0 0 0 0 0 1,227 1,235
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724 $0.881468 $1.335547 $1.203448 $1.130448	$1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724 $0.881468 $1.335547 $1.203448	0.000 0.000 0.000 0 0 0 0 0 2,490 2,413
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905 $0.998145	$0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652 $0.997251	$0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574 $0.996383	$0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967 $1.037788 $1.093790 $1.027020 $1.009682	$1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967 $1.037788 $1.093790 $1.027020	0.000 0.000 0.000 0 8,043 8,119 8,196 4,656 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.116591 $1.100898 $1.050298 $1.004866 $0.000000	$1.067282 $1.116591 $1.100898 $1.050298 $1.004866	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.120303 $1.104454 $1.015345 $1.000000	$1.049818 $1.120303 $1.104454 $1.015345	0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.236897 $1.224019 $1.073184 $0.988136 $0.000000	$1.131739 $1.236897 $1.224019 $1.073184 $0.988136	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519 $1.005424 $1.742427 $1.431040 $1.240690	$2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519 $1.005424 $1.742427 $1.431040	0.000 0.000 0.000 0 0 0 35,471 94,944 115,558 54,834
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008 $0.756911 $1.215900 $1.136762 $1.123612	$2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008 $0.756911 $1.215900 $1.136762	0.000 0.000 0.000 0 0 0 0 0 9,507 9,559
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.719276 $1.584590 $1.225013 $1.108874 $1.1789969 $1.025127 $0.812400 $1.541951 $1.357490 $1.279356	$1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.178999 $1.025127 $0.812400 $1.541951 $1.357490	0.000 0.000 0.000 0 0 0 0 0 965 49,064$

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.528269 $1.523969 $1.413591 $1.264159 $1.255559 $1.101002 $0.961035 $1.028571 $1.000000	$1.499871 $1.528269 $1.523969 $1.413591 $1.264159 $1.255559 $1.101002 $0.961035 $1.028571	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.664132 $1.588633 $1.397035 $1.260087 $1.328998 $1.232022 $1.012228 $1.000000	$1.648569 $1.664132 $1.588633 $1.397035 $1.260087 $1.328998 $1.232022 $1.012228	0.000 0.000 0.000 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.770517 $1.594878 $1.233853 $1.089034 $1.091833 $0.971156 $0.784686 $1.274399 $1.236598 $1.093117	$1.753729 $1.770517 $1.594878 $1.233853 $1.089034 $1.091833 $0.971156 $0.784686 $1.274399 $1.236598	0.000 0.000 0.000 0 0 0 0 0 2,314 2,255
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.791914 $1.782312 $1.472757 $1.307037 $1.358449 $1.259368 $0.989565 $1.000000	$1.643926 $1.791914 $1.782312 $1.472757 $1.307037 $1.358449 $1.259368 $0.989565	0.000 0.000 0.000 0 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.833865 $0.864527 $0.767365 $0.678210 $0.948034 $0.849336 $0.562093 $1.166547 $1.000000	$0.740465 $0.833865 $0.864527 $0.767365 $0.678210 $0.948034 $0.849336 $0.562093 $1.166547	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.079025 $1.082898 $0.933103 $0.877837 $1.068371 $0.840623 $0.528323 $1.110045 $1.000000	$0.910133 $1.079025 $1.082898 $0.933103 $0.877837 $1.068371 $0.840623 $0.528323 $1.110045	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.189617 $1.089103 $0.856555 $0.767599 $0.783298 $0.710038 $0.582730 $0.954143 $1.000000	$1.160379 $1.189617 $1.089103 $0.856555 $0.767599 $0.783298 $0.710038 $0.582730 $0.954143	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.749438 $1.587488 $1.158238 $0.968142 $0.936465 $0.787258 $0.614198 $0.913537 $1.000000	$1.794676 $1.749438 $1.587488 $1.158238 $0.968142 $0.936465 $0.787258 $0.614198 $0.913537	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.683215 $0.721917 $0.787290 $0.753977 $0.958226 $0.890829 $0.559922 $1.145059 $1.000000	$0.553237 $0.683215 $0.721917 $0.787290 $0.753977 $0.958226 $0.890829 $0.559922 $1.145059	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.799701 $0.893343 $0.749488 $0.656048 $0.734773 $0.730594 $0.563570 $1.027196 $1.000000	$0.698382 $0.799701 $0.893343 $0.749488 $0.656048 $0.734773 $0.730594 $0.563570 $1.027196	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.723016 $0.844207 $0.879193 $0.904282 $0.948612 $0.993768 $0.981596 $1.055784 $1.000000	$0.637572 $0.723016 $0.844207 $0.879193 $0.904282 $0.948612 $0.993768 $0.981596 $1.055784	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.756509 $0.683714 $0.528270 $0.432249 $0.511906 $0.470920 $0.417866 $0.862340 $1.000000	$0.730232 $0.756509 $0.683714 $0.528270 $0.432249 $0.511906 $0.470920 $0.417866 $0.862340	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.712498 $0.791264 $0.675758 $0.594892 $0.708696 $0.670861 $0.549246 $1.008237 $1.000000	$0.673594 $0.712498 $0.791264 $0.675758 $0.594892 $0.708696 $0.670861 $0.549246 $1.008237	0.000 0.000 0.000 0 0 55 56 545 903
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.738579 $0.730169 $0.502659 $0.417263 $0.522717 $0.570723 $0.527891 $0.910752 $1.000000	$0.765779 $0.738579 $0.730169 $0.502659 $0.417263 $0.522717 $0.570723 $0.527891 $0.910752	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.337038 $1.267506 $0.988973 $0.873594 $0.930398 $0.765394 $0.587839 $0.973460 $1.000000	$1.251871 $1.337038 $1.267506 $0.988973 $0.873594 $0.930398 $0.765394 $0.587839 $0.973460	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.882854 $0.900767 $0.919047 $0.937806 $0.956793 $0.976214 $0.995902 $1.007910 $1.000000	$0.865326 $0.882854 $0.900767 $0.919047 $0.937806 $0.956793 $0.976214 $0.995902 $1.007910	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.760004 $1.535041 $1.166634 $1.024392 $1.030362 $0.889228 $0.596977 $1.059304 $1.000000	$1.853202 $1.760004 $1.535041 $1.166634 $1.024392 $1.030362 $0.889228 $0.596977 $1.059304	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.942393 $1.078981 $0.887478 $0.880264 $0.878539 $0.761314 $0.672670 $1.088837 $1.000000	$0.707603 $0.942393 $1.078981 $0.887478 $0.880264 $0.878539 $0.761314 $0.672670 $1.088837	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.669617 $1.427486 $1.106707 $1.009806 $0.887315 $0.901216 $0.786757 $0.997549 $1.000000	$1.708763 $1.669617 $1.427486 $1.106707 $1.009806 $0.887315 $0.901216 $0.786757 $0.997549	0.000 0.000 0.000 0 0 36 36 79 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.414192 $0.555207 $0.913080 $1.090543 $1.377554 $1.057536 $0.797500 $1.175514 $1.000000	$0.272522 $0.414192 $0.555207 $0.913080 $1.090543 $1.377554 $1.057536 $0.797500 $1.175514	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.367829 $0.386696 $0.395535 $0.464248 $0.428102 $0.535530 $1.065671 $0.822499 $1.000000	$0.401956 $0.367829 $0.386696 $0.395535 $0.464248 $0.428102 $0.535530 $1.065671 $0.822499	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.461813 $0.458439 $0.592259 $0.757070 $0.758861 $0.907848 $1.328881 $0.981118 $1.000000	$0.435428 $0.461813 $0.458439 $0.592259 $0.757070 $0.758861 $0.907848 $1.328881 $0.981118	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.241517 $0.305724 $0.441942 $0.555457 $0.633151 $0.819830 $1.409954 $0.971166 $1.000000	$0.205792 $0.241517 $0.305724 $0.441942 $0.555457 $0.633151 $0.819830 $1.409954 $0.971166	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.256650 $0.288543 $0.428309 $0.539432 $0.605498 $0.869638 $1.312317 $1.079364 $1.000000	$0.249424 $0.256650 $0.288543 $0.428309 $0.539432 $0.605498 $0.869638 $1.312317 $1.079364	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.211712 $1.206659 $0.897622 $0.798362 $0.863538 $0.706177 $0.571629 $0.903138 $1.000000	$1.113656 $1.211712 $1.206659 $0.897622 $0.798362 $0.863538 $0.706177 $0.571629 $0.903138	0.000 0.000 0.000 0 0 666 668 987 989
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.311419 $1.264775 $0.937494 $0.823730 $0.876543 $0.732579 $0.620920 $0.914224 $1.000000	$1.178689 $1.311419 $1.264775 $0.937494 $0.823730 $0.876543 $0.732579 $0.620920 $0.914224	0.000 0.000 0.000 0 0 132 132 146 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.899558 $0.912837 $0.831226 $0.728081 $0.729355 $0.643376 $0.611777 $0.952078 $1.000000	$0.894904 $0.899558 $0.912837 $0.831226 $0.728081 $0.729355 $0.643376 $0.611777 $0.952078	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.116490 $1.081215 $0.591108 $0.465799 $0.585642 $0.402615 $0.293108 $0.884735 $1.000000	$0.952094 $1.116490 $1.081215 $0.591108 $0.465799 $0.585642 $0.402615 $0.293108 $0.884735	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.663978 $1.244991 $1.570704 $1.587604 $1.128814 $1.046129 $1.584413 $1.079696 $1.000000	$1.538555 $1.663978 $1.244991 $1.570704 $1.587604 $1.128814 $1.046129 $1.584413 $1.079696	0.000 0.000 0.000 0 0 445 445 318 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.269526 $1.029156 $0.926852 $0.944617 $0.820310 $0.790105 $0.728126 $1.072266 $1.000000	$1.164367 $1.269526 $1.029156 $0.926852 $0.944617 $0.820310 $0.790105 $0.728126 $1.072266	0.000 0.000 0.000 0 0 39 39 76 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.290643 $1.250139 $1.193567 $1.151426 $1.155729 $1.080539 $0.840699 $1.361894 $1.175062 $1.083661	$1.259406 $1.290643 $1.250139 $1.193567 $1.151426 $1.155729 $1.080539 $0.840699 $1.361894 $1.175062	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630688 $1.606206 $1.541578 $1.343588 $1.311560 $1.193235 $0.829163 $1.135311 $1.139030 $1.050770	$1.529222 $1.630688 $1.606206 $1.541578 $1.343588 $1.311560 $1.193235 $0.829163 $1.135311 $1.139030	0.000 0.000 0.000 0 0 0 0 0 7,385 13,943

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.925571 $0.944497 $0.963809 $0.983628 $1.003692 $1.024222 $1.045089 $1.043986 $1.017024 $0.993403	$0.907022 $0.925571 $0.944497 $0.963809 $0.983628 $1.003692 $1.024222 $1.045089 $1.043986 $1.017024	0.000 0.000 0.000 0 0 0 10,150 10,179 4,080 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.212057 $1.184527 $1.239638 $1.206498 $1.147556 $1.123622 $1.100461 $1.045558 $1.008786 $0.998859	$1.185627 $1.212057 $1.184527 $1.239638 $1.206498 $1.147556 $1.123622 $1.100461 $1.045558 $1.008786	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.356150 $1.357495 $1.269876 $1.209043 $1.205351 $1.131540 $0.924489 $1.200429 $1.154214 $1.079149	$1.300405 $1.356150 $1.357495 $1.269876 $1.209043 $1.205351 $1.131540 $0.924489 $1.200429 $1.154214	0.000 0.000 0.000 0 0 0 0 54,326 112,801 121,477
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.514556 $1.508837 $1.218268 $1.106300 $1.197122 $1.065562 $0.839419 $1.422063 $1.349685 $1.194739	$1.452704 $1.514556 $1.508837 $1.218268 $1.106300 $1.197122 $1.065562 $0.839419 $1.422063 $1.349685	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.457061 $1.449116 $1.305998 $1.221615 $1.242969 $1.151689 $0.931312 $1.287820 $1.220004 $1.119423	$1.392432 $1.457061 $1.449116 $1.305998 $1.221615 $1.242969 $1.151689 $0.931312 $1.287820 $1.220004	0.000 0.000 0.000 0 0 0 0 0 5,327 25,862
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.504084 $1.498254 $1.284382 $1.187651 $1.240171 $1.125926 $0.898567 $1.367178 $1.297300 $1.165965	$1.436726 $1.504084 $1.498254 $1.284382 $1.187651 $1.240171 $1.125926 $0.898567 $1.367178 $1.297300	0.000 0.000 0.000 0 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.798222 $1.639404 $1.287646 $1.178959 $1.174226 $1.087864 $0.976283 $1.511143 $1.478017 $1.293290	$1.694571 $1.798222 $1.639404 $1.287646 $1.178959 $1.174226 $1.087864 $0.976283 $1.511143 $1.478017	0.000 0.000 0.000 0 0 0 2,718 1,893 1,168 513
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.031167 $1.003035	$1.009191 $1.031167	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.944999 $1.751966 $1.723955 $1.407820 $1.528478 $1.352815 $1.037975 $1.842244 $2.019738 $1.452288	$1.889304 $1.944999 $1.751966 $1.723955 $1.407820 $1.528478 $1.352815 $1.037975 $1.842244 $2.019738	0.000 0.000 0.000 0 0 126 126 187 685 693
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079 $1.000000	$0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.181768 $1.118415 $0.958953 $0.869964 $0.995378 $0.985214 $0.986560	$1.159444 $1.181768 $1.118415 $0.958953 $0.869964 $0.995378 $0.985214	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.921309 $1.965840 $1.445045 $1.355848 $1.486420 $1.135553 $0.723723 $1.379060 $1.151419 $1.072137	$1.783615 $1.921309 $1.965840 $1.445045 $1.355848 $1.486420 $1.135553 $0.723723 $1.379060 $1.151419	0.000 0.000 0.000 0 0 1227 1,230 1,779 3,557 2,393
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.665106 $1.547739 $1.150374 $1.017306 $1.046192 $1.000000	$1.812970 $1.665106 $1.547739 $1.150374 $1.017306 $1.046192	0.000 0.000 0.000 0 0 2,459

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.339394 $1.300495 $1.356035 $1.321166 $1.257147 $1.187949 $1.108317 $1.074666 $1.028770 $1.013025	$1.316880 $1.339394 $1.300495 $1.356035 $1.321166 $1.257147 $1.187949 $1.108317 $1.074666 $1.028770	0.000 0.000 0.000 0 0 0 0 0 5,320 5,903
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.760994 $1.576825 $1.217807 $1.070596 $1.087343 $0.966115 $0.762415 $1.245403 $1.218647 $1.081699	$1.719497 $1.760994 $1.576825 $1.217807 $1.070596 $1.087343 $0.966115 $0.762415 $1.245403 $1.218647	0.000 0.000 0.000 0 0 1,208 1,211 1,791 1,522 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.117602 $1.073120 $1.040093 $0.987752 $0.974380 $0.998525 $0.980341 $1.049280 $1.078434 $1.073936	$1.090746 $1.117602 $1.073120 $1.040093 $0.987752 $0.974380 $0.998525 $0.980341 $1.049280 $1.078434	0.000 0.000 0.000 0 0 0 0 1,925 11,955 12,627
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.145346 $1.077432 $1.005271 $1.000000	$1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.201301 $1.133250 $1.000348 $1.000000	$1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860 $1.000000	$1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152 $1.000000	$1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152	0.000 0.000 0.000 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.171809 $1.106791 $0.988214 $1.000000	$1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.995818 $1.074364 $0.930970 $0.779618 $0.886119 $0.819790 $0.632646 $1.001680 $1.000000	$0.973450 $0.995818 $1.074364 $0.930970 $0.779618 $0.886119 $0.819790 $0.632646 $1.001680	0.000 0.000 0.000 0 0 3,049 3,056 4,520 3,860
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.805226 $1.741444 $1.201692 $1.064594 $1.155579 $0.927916 $0.742314 $1.193815 $1.209182 $1.043099	$1.971514 $1.805226 $1.741444 $1.201692 $1.064594 $1.155579 $0.927916 $0.742314 $1.193815 $1.209182	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.856434 $1.714509 $1.485846 $1.349208 $1.327020 $1.093131 $0.885782 $1.340760 $1.206946 $1.132620	$1.817994 $1.856434 $1.714509 $1.485846 $1.349208 $1.327020 $1.093131 $0.885782 $1.340760 $1.206946	0.000 0.000 0.000 0 0 0 0 1,944 9,134 9,894
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.046595 $0.990479 $0.903720 $0.913367 $0.964928 $1.020020 $0.998147	$0.999460 $1.046595 $0.990479 $0.903720 $0.913367 $0.964928 $1.020020	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.998254 $0.936977 $0.884088 $0.888751 $0.980047 $1.021771 $0.997254	$0.957880 $0.998254 $0.936977 $0.884088 $0.888751 $0.980047 $1.021771	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.012654 $0.971311 $0.848611 $0.860159 $0.993124 $1.020687 $0.996386	$0.958016 $1.012654 $0.971311 $0.848611 $0.860159 $0.993124 $1.020687	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.318347 $1.289420 $1.353286 $1.286932 $1.239507 $1.182878 $1.042864 $1.098060 $1.030016 $1.011643	$1.298547 $1.318347 $1.289420 $1.353286 $1.286932 $1.239507 $1.182878 $1.042864 $1.098060 $1.030016	0.000 0.000 0.000 0 0 2,036 2,040 3,018 1,827 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.119943 $1.103132 $1.051397 $1.004924 $0.000000	$1.071534 $1.119943 $1.103132 $1.051397 $1.004924	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.123243 $1.106265 $1.016011 $1.000000	$1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.240612 $1.226491 $1.074298 $0.988192 $0.000000	$1.136244 $1.240612 $1.226491 $1.074298 $0.988192	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.674080 $2.600608 $1.950865 $1.715815 $1.802444 $1.414341 $1.010034 $1.748688 $1.434761 $1.242702	$2.548721 $2.674080 $2.600608 $1.950865 $1.715815 $1.802444 $1.414341 $1.010034 $1.748688 $1.434761	0.000 0.000 0.000 0 0 0 0 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.233544 $2.145374 $1.523563 $1.347307 $1.354376 $1.030967 $0.760570 $1.220582 $1.140025 $1.125749	$2.235831 $2.233544 $2.145374 $1.523563 $1.347307 $1.354376 $1.030967 $0.760570 $1.220582 $1.140025	0.000 0.000 0.000 0 0 1,240 1,242 1,838 1,558 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.737906 $1.600185 $1.235868 $1.117585 $1.187100 $1.031162 $0.816389 $1.547984 $1.361456 $1.281830	$1.815573 $1.737906 $1.600185 $1.235868 $1.117585 $1.187100 $1.031162 $0.816389 $1.547984 $1.361456	0.000 0.000 0.000 0 0 268 269 292 6,715 19,283

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.533778 $1.528703 $1.417291 $1.266839 $1.257606 $1.102258 $0.961662 $1.028733 $1.000000	$1.506012 $1.533778 $1.528703 $1.417291 $1.266839 $1.257606 $1.102258 $0.961662 $1.028733	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 0.000 0 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.780019 $1.602654 $1.239253 $1.093275 $1.095549 $0.973983 $0.786585 $1.276857 $1.238373 $1.094162	$1.763995 $1.780019 $1.602654 $1.239253 $1.093275 $1.095549 $0.973983 $0.786585 $1.276857 $1.238373	0.000 0.000 0.000 0 0 0 5,093 0 0 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 0.000 0.000 0 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.836869 $0.867215 $0.769368 $0.679647 $0.949580 $0.850303 $0.562460 $1.166737 $1.000000	$0.743499 $0.836869 $0.867215 $0.769368 $0.679647 $0.949580 $0.850303 $0.562460 $1.166737	0.000 0.000 0.000 0 0 37,770 168,605 171,889 55,208
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.082936 $1.086282 $0.935566 $0.879721 $1.070141 $0.841597 $0.528674 $1.110218 $1.000000	$0.913877 $1.082936 $1.086282 $0.935566 $0.879721 $1.070141 $0.841597 $0.528674 $1.110218	0.000 0.000 0.000 0 27,056 47,102 50,943 65,874 16,389

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.194033 $1.092611 $0.858879 $0.769297 $0.784648 $0.710914 $0.583166 $0.954385 $1.000000	$1.165255 $1.194033 $1.092611 $0.858879 $0.769297 $0.784648 $0.710914 $0.583166 $0.954385	0.000 0.000 0.000 0 0 0 12,618 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755743 $1.592430 $1.161272 $0.970193 $0.937986 $0.788156 $0.614592 $0.913681 $1.000000	$1.802037 $1.755743 $1.592430 $1.161272 $0.970193 $0.937986 $0.788156 $0.614592 $0.913681	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.685655 $0.724147 $0.789332 $0.755566 $0.959772 $0.891843 $0.560291 $1.145242 $1.000000	$0.555483 $0.685655 $0.724147 $0.789332 $0.755566 $0.959772 $0.891843 $0.560291 $1.145242	0.000 0.000 0.000 0 0 18,778 21,891 535 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.802571 $0.896118 $0.751453 $0.657452 $0.735975 $0.731424 $0.563936 $1.027353 $1.000000	$0.701234 $0.802571 $0.896118 $0.751453 $0.657452 $0.735975 $0.731424 $0.563936 $1.027353	0.000 0.000 0.000 0 0 0 2,406 2,227 16,502
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.725604 $0.846813 $0.881481 $0.906186 $0.950140 $0.994893 $0.982228 $1.055947 $1.000000	$0.640166 $0.725604 $0.846813 $0.881481 $0.906186 $0.950140 $0.994893 $0.982228 $1.055947	0.000 0.000 0.000 0 0 0 0 4,630 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.759217 $0.685815 $0.529634 $0.433164 $0.512744 $0.471462 $0.418135 $0.862468 $1.000000	$0.733203 $0.759217 $0.685815 $0.529634 $0.433164 $0.512744 $0.471462 $0.418135 $0.862468	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.715039 $0.793699 $0.677505 $0.596144 $0.709834 $0.671615 $0.549604 $1.008395 $1.000000	$0.676317 $0.715039 $0.793699 $0.677505 $0.596144 $0.709834 $0.671615 $0.549604 $1.008395	0.000 0.000 0.000 0 0 0 7,343 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.741255 $0.732456 $0.503989 $0.418161 $0.523585 $0.571391 $0.528240 $0.910895 $1.000000	$0.768931 $0.741255 $0.732456 $0.503989 $0.418161 $0.523585 $0.571391 $0.528240 $0.910895	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.341951 $1.271541 $0.991625 $0.875498 $0.931957 $0.766300 $0.588234 $0.973615 $1.000000	$1.257090 $1.341951 $1.271541 $0.991625 $0.875498 $0.931957 $0.766300 $0.588234 $0.973615	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.886097 $0.903629 $0.921520 $0.939867 $0.958425 $0.977409 $0.996643 $1.008173 $1.000000	$0.868931 $0.886097 $0.903629 $0.921520 $0.939867 $0.958425 $0.977409 $0.996643 $1.008173	0.000 0.000 0.000 0 0 0 9,916 21,235 10,915
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.766537 $1.539977 $1.169814 $1.026676 $1.032149 $0.890338 $0.597432 $1.059575 $1.000000	$1.860993 $1.766537 $1.539977 $1.169814 $1.026676 $1.032149 $0.890338 $0.597432 $1.059575	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.945784 $1.082340 $0.889797 $0.882129 $0.879971 $0.762182 $0.673103 $1.089007 $1.000000	$0.710505 $0.945784 $1.082340 $0.889797 $0.882129 $0.879971 $0.762182 $0.673103 $1.089007	0.000 0.000 0.000 28,008 28,035 42,255 43,218 56,790 6,503

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.675610 $1.431900 $1.109598 $1.011940 $0.888759 $0.902241 $0.787269 $0.997702 $1.000000	$1.715738 $1.675610 $1.431900 $1.109598 $1.011940 $0.888759 $0.902241 $0.787269 $0.997702	0.000 0.000 0.000 0 0 0 0 3,277 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.415689 $0.556938 $0.915473 $1.092866 $1.379824 $1.058760 $0.798027 $1.175702 $1.000000	$0.273648 $0.415689 $0.556938 $0.915473 $1.092866 $1.379824 $1.058760 $0.798027 $1.175702	0.000 0.000 0.000 22,551 31,672 42,355 42,970 74,522 7,347
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.369170 $0.387912 $0.396587 $0.465248 $0.428807 $0.536152 $1.066376 $0.822633 $1.000000	$0.403619 $0.369170 $0.387912 $0.396587 $0.465248 $0.428807 $0.536152 $1.066376 $0.822633	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.463454 $0.459858 $0.593800 $0.758661 $0.760087 $0.908875 $1.329730 $0.981274 $1.000000	$0.437187 $0.463454 $0.459858 $0.593800 $0.758661 $0.760087 $0.908875 $1.329730 $0.981274	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.242382 $0.306671 $0.443095 $0.556640 $0.634194 $0.820778 $1.410886 $0.971327 $1.000000	$0.206632 $0.242382 $0.306671 $0.443095 $0.556640 $0.634194 $0.820778 $1.410886 $0.971327	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.257585 $0.289467 $0.429480 $0.540638 $0.606558 $0.870731 $1.313313 $1.079647 $1.000000	$0.250456 $0.257585 $0.289467 $0.429480 $0.540638 $0.606558 $0.870731 $1.313313 $1.079647	0.000 0.000 0.000 0 9,793 13,816 13,902 30,774 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.216176 $1.210502 $0.900037 $0.800124 $0.865023 $0.707047 $0.572058 $0.903369 $1.000000	$1.118315 $1.216176 $1.210502 $0.900037 $0.800124 $0.865023 $0.707047 $0.572058 $0.903369	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.316128 $1.268702 $0.939942 $0.825467 $0.877970 $0.733419 $0.621319 $0.914364 $1.000000	$1.183500 $1.316128 $1.268702 $0.939942 $0.825467 $0.877970 $0.733419 $0.621319 $0.914364	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.902756 $0.915640 $0.833374 $0.729610 $0.730533 $0.644104 $0.612179 $0.952230 $1.000000	$0.898526 $0.902756 $0.915640 $0.833374 $0.729610 $0.730533 $0.644104 $0.612179 $0.952230	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.120531 $1.084609 $0.592666 $0.466795 $0.586601 $0.403075 $0.293302 $0.884874 $1.000000	$0.956009 $1.120531 $1.084609 $0.592666 $0.466795 $0.586601 $0.403075 $0.293302 $0.884874	0.000 0.000 0.000 35,617 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.669979 $1.248877 $1.574827 $1.590999 $1.130670 $1.047333 $1.585445 $1.079868 $1.000000	$1.544859 $1.669979 $1.248877 $1.574827 $1.590999 $1.130670 $1.047333 $1.585445 $1.079868	0.000 0.000 0.000 0 0 3,681 3,707 204,955 20,444
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.274046 $1.032308 $0.929244 $0.946587 $0.821623 $0.790991 $0.728593 $1.072437 $1.000000	$1.169084 $1.274046 $1.032308 $0.929244 $0.946587 $0.821623 $0.790991 $0.728593 $1.072437	0.000 0.000 0.000 0 0 0 0 0 15,653

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.297605 $1.256270 $1.198839 $1.155943 $1.159699 $1.083710 $0.842744 $1.364516 $1.176750 $1.084688	$1.266827 $1.297605 $1.256270 $1.198839 $1.155943 $1.159699 $1.083710 $0.842744 $1.364516 $1.176750	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.639517 $1.614113 $1.548405 $1.348871 $1.316065 $1.196746 $0.831193 $1.137541 $1.140706 $1.051782	$1.538246 $1.639517 $1.614113 $1.548405 $1.348871 $1.316065 $1.196746 $0.831193 $1.137541 $1.140706	0.000 0.000 0.000 0 0 0 0 0 16,550 31,943
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.930568 $0.949134 $0.968071 $0.987490 $1.007132 $1.027232 $1.047645 $1.046024 $1.018510 $0.994370	$0.912363 $0.930568 $0.949134 $0.968071 $0.987490 $1.007132 $1.027232 $1.047645 $1.046024 $1.018510	0.000 0.000 0.000 0 0 0 158 119,387 42,709 18,419
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923 $1.103156 $1.047598 $1.010253 $0.999817	$1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923 $1.103156 $1.047598 $1.010253	0.000 0.000 0.000 0 0 0 8,535 63,982 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923 $1.103156 $1.047598 $1.010253 $0.999817	$1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923 $1.103156 $1.047598 $1.010253	0.000 0.000 0.000 0 2,134 34,959 125,643 550,792 93,802 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.363404 $1.364088 $1.275420 $1.213728 $1.209436 $1.134820 $0.926717 $1.202743 $1.155877 $1.080171	$1.308009 $1.363404 $1.364088 $1.275420 $1.213728 $1.209436 $1.134820 $0.926717 $1.202743 $1.155877	0.000 0.000 0.000 0 11,278 110,009 117,506 445,570 1,437,096 713,187

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.522737 $1.516240 $1.223651 $1.110635 $1.201222 $1.068687 $0.841469 $1.424830 $1.351644 $1.195887	$1.461268 $1.522737 $1.516240 $1.223651 $1.110635 $1.201222 $1.068687 $0.841469 $1.424830 $1.351644	0.000 0.000 0.000 0 0 727 8,273 37,857 267,531 252,328
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.464911 $1.456221 $1.311755 $1.226391 $1.247222 $1.155069 $0.933589 $1.290333 $1.221786 $1.120515	$1.400609 $1.464911 $1.456221 $1.311755 $1.226391 $1.247222 $1.155069 $0.933589 $1.290333 $1.221786	0.000 0.000 0.000 4,903 125,027 148,972 330,433 516,228 1,075,960 1,675,265
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.512170 $1.505572 $1.290018 $1.192278 $1.244410 $1.129221 $0.900761 $1.369841 $1.299188 $1.167086	$1.445174 $1.512170 $1.505572 $1.290018 $1.192278 $1.244410 $1.129221 $0.900761 $1.369841 $1.299188	0.000 0.000 0.000 9,899 224,482 244,975 532,340 522,014 551,331 491,269
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.807949 $1.647462 $1.293346 $1.183594 $1.178259 $1.091064 $0.978674 $1.514094 $1.480176 $1.294543	$1.704575 $1.807949 $1.647462 $1.293346 $1.183594 $1.178259 $1.091064 $0.978674 $1.514094 $1.480176	0.000 0.000 0.000 0 0 0 4,970 8,963 97,508 73,413
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.031510 $1.003037	$1.010020 $1.031510	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.955500 $1.760561 $1.731568 $1.413344 $1.533726 $1.356798 $1.040513 $1.845857 $2.022707 $1.453710	$1.900430 $1.955500 $1.760561 $1.731568 $1.413344 $1.533726 $1.356798 $1.040513 $1.845857 $2.022707	0.000 0.000 0.000 0 0 0 5,376 8,475 234,562 146,951

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415 $1.000000	$0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415	0.000 0.000 0.000 743 314,079 411,954 439,087 385,323 18,081 1,182
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.931676 $1.975483 $1.451419 $1.361160 $1.491515 $1.138883 $0.725490 $1.381740 $1.153097 $1.073175	$1.794124 $1.931676 $1.975483 $1.451419 $1.361160 $1.491515 $1.138883 $0.725490 $1.381740 $1.153097	0.000 0.000 0.000 4,027 4,049 0 54,788 37,792 22,775 23,564
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.668921 $1.550529 $1.151887 $1.018144 $1.046533 $1.000000	$1.818004 $1.668921 $1.550529 $1.151887 $1.018144 $1.046533	0.000 0.000 0.000 0 0 8,790
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.346626 $1.306881 $1.362028 $1.326351 $1.261466 $1.191444 $1.111024 $1.076747 $1.030261 $1.013996	$1.324639 $1.346626 $1.306881 $1.362028 $1.326351 $1.261466 $1.191444 $1.111024 $1.076747 $1.030261	0.000 0.000 0.000 0 0 0 154 3,599 284,813 263,905
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.770533 $1.584584 $1.223200 $1.074798 $1.091080 $0.968964 $0.764289 $1.247845 $1.220435 $1.082754	$1.729655 $1.770533 $1.584584 $1.223200 $1.074798 $1.091080 $0.968964 $0.764289 $1.247845 $1.220435	0.000 0.000 0.000 0 0 0 0 0 3,027 3,198

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.123666 $1.078415 $1.044709 $0.991648 $0.977747 $1.001484 $0.982755 $1.051345 $1.080015 $1.074992	$1.097206 $1.123666 $1.078415 $1.044709 $0.991648 $0.977747 $1.001484 $0.982755 $1.051345 $1.080015	0.000 0.000 0.000 0 0 0 0 21,839 221,108 230,203
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.146831 $1.078303 $1.005607 $1.000000	$1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.202879 $1.134178 $1.000675 $1.000000	$1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	0.000 0.000 0.000 0 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.173114 $1.107483 $0.988353 $1.000000	$1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.999554 $1.077865 $0.933543 $0.781392 $0.887705 $0.820859 $0.633163 $1.002003 $1.000000	$0.977570 $0.999554 $1.077865 $0.933543 $0.781392 $0.887705 $0.820859 $0.633163 $1.002003	0.000 0.000 0.000 0 0 0 5,359 13,640 12,507

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.814935 $1.749954 $1.206967 $1.068742 $1.159505 $0.930625 $0.744124 $1.196145 $1.210945 $1.044106	$1.983087 $1.814935 $1.749954 $1.206967 $1.068742 $1.159505 $0.930625 $0.744124 $1.196145 $1.210945	0.000 0.000 0.000 0 0 0 1,344 1,366 47,500 49,835
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.866473 $1.722931 $1.492410 $1.354501 $1.331575 $1.096341 $0.887955 $1.343376 $1.208705 $1.133718	$1.828716 $1.866473 $1.722931 $1.492410 $1.354501 $1.331575 $1.096341 $0.887955 $1.343376 $1.208705	0.000 0.000 0.000 0 0 0 0 0 22,822 23,022
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325479 $1.295766 $1.359264 $1.291983 $1.243777 $1.186374 $1.045426 $1.100215 $1.031527 $1.012627	$1.306202 $1.325479 $1.295766 $1.359264 $1.291983 $1.243777 $1.186374 $1.045426 $1.100215 $1.031527	0.000 0.000 0.000 0 0 0 0 0 47,813 47,531
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.121615 $1.104228 $1.051939 $1.004951 $0.000000	$1.073660 $1.121615 $1.104228 $1.051939 $1.004951	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.124700 $1.107156 $1.016339 $1.000000	$1.055478 $1.124700 $1.107156 $1.016339	0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.242479 $1.227736 $1.074864 $0.988220 $0.000000	$1.138502 $1.242479 $1.227736 $1.074864 $0.988220	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.688082 $2.612945 $1.959151 $1.722258 $1.808323 $1.418265 $1.012336 $1.751815 $1.436637 $1.243728	$2.563326 $2.688082 $2.612945 $1.959151 $1.722258 $1.808323 $1.418265 $1.012336 $1.751815 $1.436637	0.000 0.000 0.000 0 0 20,541 79,474 70,480 100,815 41,744
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.245711 $2.156013 $1.530359 $1.352654 $1.359087 $1.034039 $0.762460 $1.222999 $1.141716 $1.126855	$2.249111 $2.245711 $2.156013 $1.530359 $1.352654 $1.359087 $1.034039 $0.762460 $1.222999 $1.141716	0.000 0.000 0.000 4,547 4,572 0 0 0 10,455 10,854
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.747264 $1.608013 $1.241306 $1.121957 $1.191149 $1.034171 $0.818366 $1.550975 $1.363416 $1.283054	$1.826246 $1.747264 $1.608013 $1.241306 $1.121957 $1.191149 $1.034171 $0.818366 $1.550975 $1.363416	0.000 0.000 0.000 0 0 0 8,718 38,933 362,500 454,122

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.539334 $1.533487 $1.421028 $1.269560 $1.259683 $1.103533 $0.962288 $1.028899 $1.000000	$1.512222 $1.539334 $1.533487 $1.421028 $1.269560 $1.259683 $1.103533 $0.962288 $1.028899	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	0.000 0.000 0.000 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.751346 $1.576061 $1.218106 $1.074077 $1.075781 $0.955950 $0.771636 $1.251971 $1.213635 $0.999653	$1.736432 $1.751346 $1.576061 $1.218106 $1.074077 $1.075781 $0.955950 $0.771636 $1.251971 $1.213635	0.000 0.000 0.000 0 0 0 0 0 0 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	0.000 0.000 0.000 0 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.839876 $0.869905 $0.771375 $0.681082 $0.951122 $0.851279 $0.562823 $1.166916 $1.000000	$0.746540 $0.839876 $0.869905 $0.771375 $0.681082 $0.951122 $0.851279 $0.562823 $1.166916	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.086838 $1.089659 $0.938008 $0.881581 $1.071873 $0.842555 $0.529019 $1.110399 $1.000000	$0.917624 $1.086838 $1.089659 $0.938008 $0.881581 $1.071873 $0.842555 $0.529019 $1.110399	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.198446 $1.096107 $0.861215 $0.771014 $0.786022 $0.711807 $0.583611 $0.954639 $1.000000	$1.170142 $1.198446 $1.096107 $0.861215 $0.771014 $0.786022 $0.711807 $0.583611 $0.954639	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.762051 $1.597364 $1.164302 $0.972250 $0.939515 $0.789054 $0.614994 $0.913830 $1.000000	$1.809401 $1.762051 $1.597364 $1.164302 $0.972250 $0.939515 $0.789054 $0.614994 $0.913830	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.688155 $0.726428 $0.791427 $0.757182 $0.961352 $0.892860 $0.560655 $1.145425 $1.000000	$0.557783 $0.688155 $0.726428 $0.791427 $0.757182 $0.961352 $0.892860 $0.560655 $1.145425	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.805500 $0.898945 $0.753445 $0.658860 $0.737194 $0.732272 $0.564305 $1.027515 $1.000000	$0.704136 $0.805500 $0.898945 $0.753445 $0.658860 $0.737194 $0.732272 $0.564305 $1.027515	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.728226 $0.849454 $0.883797 $0.908117 $0.951712 $0.996047 $0.982877 $1.056112 $1.000000	$0.642813 $0.728226 $0.849454 $0.883797 $0.908117 $0.951712 $0.996047 $0.982877 $1.056112	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.761954 $0.687950 $0.531025 $0.434080 $0.513580 $0.471997 $0.418409 $0.862612 $1.000000	$0.736217 $0.761954 $0.687950 $0.531025 $0.434080 $0.513580 $0.471997 $0.418409 $0.862612	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.717619 $0.796169 $0.679281 $0.597402 $0.710994 $0.672389 $0.549956 $1.008558 $1.000000	$0.679090 $0.717619 $0.796169 $0.679281 $0.597402 $0.710994 $0.672389 $0.549956 $1.008558	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.743904 $0.734715 $0.505299 $0.419031 $0.524412 $0.572011 $0.528582 $0.911039 $1.000000	$0.772051 $0.743904 $0.734715 $0.505299 $0.419031 $0.524412 $0.572011 $0.528582 $0.911039	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.346745 $1.275451 $0.994188 $0.877331 $0.933465 $0.767162 $0.588614 $0.973772 $1.000000	$1.262205 $1.346745 $1.275451 $0.994188 $0.877331 $0.933465 $0.767162 $0.588614 $0.973772	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.889338 $0.906494 $0.924000 $0.941943 $0.960076 $0.978602 $0.997382 $1.008436 $1.000000	$0.872547 $0.889338 $0.906494 $0.924000 $0.941943 $0.960076 $0.978602 $0.997382 $1.008436	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.773074 $1.544913 $1.172994 $1.028964 $1.033941 $0.891452 $0.597880 $1.059856 $1.000000	$1.868813 $1.773074 $1.544913 $1.172994 $1.028964 $1.033941 $0.891452 $0.597880 $1.059856	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.949195 $1.085698 $0.892115 $0.883983 $0.881398 $0.763053 $0.673539 $1.089180 $1.000000	$0.713420 $0.949195 $1.085698 $0.892115 $0.883983 $0.881398 $0.763053 $0.673539 $1.089180	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.681663 $1.436368 $1.112514 $1.014095 $0.890214 $0.903268 $0.787770 $0.997861 $1.000000	$1.722791 $1.681663 $1.436368 $1.112514 $1.014095 $0.890214 $0.903268 $0.787770 $0.997861	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.417186 $0.558674 $0.917877 $1.095190 $1.382068 $1.059963 $0.798541 $1.175887 $1.000000	$0.274761 $0.417186 $0.558674 $0.917877 $1.095190 $1.382068 $1.059963 $0.798541 $1.175887	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.370488 $0.389104 $0.397606 $0.466224 $0.429505 $0.536755 $1.067064 $0.822766 $1.000000	$0.405264 $0.370488 $0.389104 $0.397606 $0.466224 $0.429505 $0.536755 $1.067064 $0.822766	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.465133 $0.461293 $0.595365 $0.760274 $0.761341 $0.909926 $1.330615 $0.981427 $1.000000	$0.438988 $0.465133 $0.461293 $0.595365 $0.760274 $0.761341 $0.909926 $1.330615 $0.981427	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.243253 $0.307627 $0.444265 $0.557816 $0.635220 $0.821701 $1.411787 $0.971478 $1.000000	$0.207475 $0.243253 $0.307627 $0.444265 $0.557816 $0.635220 $0.821701 $1.411787 $0.971478	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.258550 $0.290403 $0.430650 $0.541841 $0.607613 $0.871809 $1.314292 $1.079922 $1.000000	$0.251520 $0.258550 $0.290403 $0.430650 $0.541841 $0.607613 $0.871809 $1.314292 $1.079922	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.220671 $1.214395 $0.902495 $0.801909 $0.866523 $0.707918 $0.572493 $0.903611 $1.000000	$1.122994 $1.220671 $1.214395 $0.902495 $0.801909 $0.866523 $0.707918 $0.572493 $0.903611	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.320873 $1.272629 $0.942391 $0.827207 $0.879393 $0.734246 $0.621726 $0.914513 $1.000000	$1.188360 $1.320873 $1.272629 $0.942391 $0.827207 $0.879393 $0.734246 $0.621726 $0.914513	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.906040 $0.918514 $0.835583 $0.731177 $0.731738 $0.644842 $0.612580 $0.952386 $1.000000	$0.902227 $0.906040 $0.918514 $0.835583 $0.731177 $0.731738 $0.644842 $0.612580 $0.952386	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.124562 $1.087970 $0.594217 $0.467795 $0.587576 $0.403538 $0.293495 $0.885019 $1.000000	$0.959917 $1.124562 $1.087970 $0.594217 $0.467795 $0.587576 $0.403538 $0.293495 $0.885019	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.675954 $1.252732 $1.578927 $1.594344 $1.132495 $1.048515 $1.586480 $1.080042 $1.000000	$1.551148 $1.675954 $1.252732 $1.578927 $1.594344 $1.132495 $1.048515 $1.586480 $1.080042	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.278643 $1.035535 $0.931693 $0.948615 $0.822979 $0.791902 $0.729066 $1.072604 $1.000000	$1.173882 $1.278643 $1.035535 $0.931693 $0.948615 $0.822979 $0.791902 $0.729066 $1.072604	0.000 0.000 0.000 0 0 0 0 0 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.341155 $1.297794 $1.237857 $1.192988 $1.196284 $1.117354 $0.868474 $1.405494 $1.211500 $1.232747	$1.309995 $1.341155 $1.297794 $1.237857 $1.192988 $1.196284 $1.117354 $0.868474 $1.405494 $1.211500	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.616041 $1.590227 $1.524749 $1.327604 $1.294696 $1.176746 $0.816898 $1.117422 $1.119986 $1.282243	$1.516965 $1.616041 $1.590227 $1.524749 $1.327604 $1.294696 $1.176746 $0.816898 $1.117422 $1.119986	0.000 0.000 0.000 0 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.946191 $0.964592 $0.983353 $1.002588 $1.022034 $1.041912 $1.062095 $1.059933 $1.031536 $1.155767	$0.928140 $0.946191 $0.964592 $0.983353 $1.002588 $1.022034 $1.041912 $1.062095 $1.059933 $1.031536	0.000 0.000 0.000 0 0 0 18,173 18,202 70,327 70,356
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948 $1.104600 $1.048454 $1.010576 $1.067848	$1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948 $1.104600 $1.048454 $1.010576	0.000 0.000 0.000 0 0 0 0 0 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948 $1.104600 $1.048454 $1.010576 $0.999653	$1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948 $1.104600 $1.048454 $1.010576	0.000 0.000 0.000 0 0 25,300 26,227 25,488 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.345664 $1.345678 $1.257595 $1.196174 $1.191369 $1.117311 $0.911981 $1.183033 $1.136381 $1.061441	$1.291617 $1.345664 $1.345678 $1.257595 $1.196174 $1.191369 $1.117311 $0.911981 $1.183033 $1.136381	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.471983 $1.464991 $1.181707 $1.072037 $1.158907 $1.030533 $0.811030 $1.372620 $1.301467 $1.150935	$1.413261 $1.471983 $1.464991 $1.181707 $1.072037 $1.158907 $1.030533 $0.811030 $1.372620 $1.301467	0.000 0.000 0.000 0 0 26,472 41,699 80,357 136,748 55,380
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.435187 $1.425959 $1.283875 $1.199735 $1.219509 $1.128850 $0.911954 $1.259807 $1.192293 $1.092924	$1.372870 $1.435187 $1.425959 $1.283875 $1.199735 $1.219509 $1.128850 $0.911954 $1.259807 $1.192293	0.000 0.000 0.000 0 0 0 0 0 41,759 122,696

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.463800 $1.456702 $1.247537 $1.152446 $1.202241 $1.090421 $0.869392 $1.321480 $1.252703 $1.124781	$1.399622 $1.463800 $1.456702 $1.247537 $1.152446 $1.202241 $1.090421 $0.869392 $1.321480 $1.252703	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.598155 $1.455577 $1.142141 $1.044704 $1.039504 $0.962103 $0.862574 $1.333815 $1.303298 $1.032182	$1.507513 $1.598155 $1.455577 $1.142141 $1.044704 $1.039504 $0.962103 $0.862574 $1.333815 $1.303298	0.000 0.000 0.000 0 0 0 0 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.031858 $1.003038	$1.010857 $1.031858	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.571766 $1.414384 $1.390421 $1.134333 $1.230352 $1.087884 $0.833881 $1.478567 $1.619420 $1.163307	$1.528254 $1.571766 $1.414384 $1.390421 $1.134333 $1.230352 $1.087884 $0.833881 $1.478567 $1.619420	0.000 0.000 0.000 0 0 0 0 0 0 0
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743 $1.000000	$0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328 $0.986563	$1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.046706 $2.092083 $1.536329 $1.440085 $1.577225 $1.203745 $0.766438 $1.459007 $1.216976 $0.000000	$1.901892 $2.046706 $2.092083 $1.536329 $1.440085 $1.577225 $1.203745 $0.766438 $1.459007 $1.216976	0.000 0.000 0.000 0 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.672750 $1.553316 $1.153388 $1.018981 $1.046882 $1.000000	$1.823068 $1.672750 $1.553316 $1.153388 $1.018981 $1.046882	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.331687 $1.291749 $1.345592 $1.309700 $1.245018 $1.175337 $1.095474 $1.061165 $1.014848 $0.998337	$1.310587 $1.331687 $1.291749 $1.345592 $1.309700 $1.245018 $1.175337 $1.095474 $1.061165 $1.014848	0.000 0.000 0.000 0 0 0 0 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.741444 $1.557797 $1.201930 $1.055589 $1.071048 $0.950715 $0.749520 $1.223136 $1.195675 $1.122710	$1.702074 $1.741444 $1.557797 $1.201930 $1.055589 $1.071048 $0.950715 $0.749520 $1.223136 $1.195675	0.000 0.000 0.000 0 0 0 0 0 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.090324 $1.045905 $1.012724 $0.960813 $0.946883 $0.969386 $0.950801 $1.016671 $1.043886 $1.038513	$1.065172 $1.090324 $1.045905 $1.012724 $0.960813 $0.946883 $0.969386 $0.950801 $1.016671 $1.043886	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.148341 $1.079194 $1.005932 $1.000000	$1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.204448 $1.135095 $1.000988 $1.000000	$1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	0.000 0.000 0.000 0 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.174447 $1.108196 $0.988494 $1.000000	$1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.003352 $1.081426 $0.936169 $0.783197 $0.889318 $0.821935 $0.633683 $1.002330 $1.000000	$0.981764 $1.003352 $1.081426 $0.936169 $0.783197 $0.889318 $0.821935 $0.633683 $1.002330	0.000 0.000 0.000 0 0 0 0 0 0
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.903186 $1.834144 $1.264416 $1.119056 $1.213506 $0.973482 $0.778012 $1.250013 $1.264854 $1.050347	$2.080536 $1.903186 $1.834144 $1.264416 $1.119056 $1.213506 $0.973482 $0.778012 $1.250013 $1.264854	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.832932 $1.691136 $1.464148 $1.328198 $1.305076 $1.074003 $0.869429 $1.314706 $1.182332 $1.116178	$1.796743 $1.832932 $1.691136 $1.464148 $1.328198 $1.305076 $1.074003 $0.869429 $1.314706 $1.182332	0.000 0.000 0.000 0 0 0 0 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140 $0.998150	$1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887 $0.997257	$0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.017782 $0.975275 $0.851234 $0.861968 $0.944228 $1.020807 $0.996388	$0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.944228 $1.020807	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.313826 $1.283734 $1.345983 $1.278730 $1.230405 $1.173034 $1.033174 $1.086781 $1.018424 $1.090062	$1.295360 $1.313826 $1.283734 $1.345983 $1.278730 $1.230405 $1.173034 $1.033174 $1.086781 $1.018424	0.000 0.000 0.000 0 0 0 0 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.123298 $1.105348 $1.052484 $1.004979 $0.000000	$1.075799 $1.123298 $1.105348 $1.052484 $1.004979	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.126180 $1.108066 $1.016672 $1.000000	$1.057377 $1.126180 $1.108066 $1.016672	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.244353 $1.228982 $1.075424 $0.988249 $0.000000	$1.140792 $1.244353 $1.228982 $1.075424 $0.988249	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.509068 $2.437742 $1.826897 $1.605200 $1.684600 $1.320569 $0.942142 $1.629539 $1.335699 $0.999653	$2.393785 $2.509068 $2.437742 $1.826897 $1.605200 $1.684600 $1.320569 $0.942142 $1.629539 $1.335699	0.000 0.000 0.000 0 0 0 0 0 0 10,945
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.339597 $2.245038 $1.592773 $1.407127 $1.413130 $1.074649 $0.792013 $1.269775 $1.184799 $1.103688	$2.344296 $2.339597 $2.245038 $1.592773 $1.407127 $1.413130 $1.074649 $0.792013 $1.269775 $1.184799	0.000 0.000 0.000 0 0 0 0 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.686212 $1.551060 $1.196749 $1.081149 $1.147264 $0.995569 $0.787436 $1.491625 $1.310594 $1.244207	$1.763299 $1.686212 $1.551060 $1.196749 $1.081149 $1.147264 $0.995569 $0.787436 $1.491625 $1.310594	0.000 0.000 0.000 0 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.544857 $1.538233 $1.424719 $1.272232 $1.261722 $1.104782 $0.962911 $1.029059 $1.000000	$1.518378 $1.544857 $1.538233 $1.424719 $1.272232 $1.261722 $1.104782 $0.962911 $1.029059	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438 $1.000000	$1.665955 $1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438	0.000 0.000 0.000 0 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.759668 $1.582780 $1.222693 $1.077593 $1.078778 $0.958136 $0.773022 $1.253594 $1.214612 $1.072124	$1.745552 $1.759668 $1.582780 $1.222693 $1.077593 $1.078778 $0.958136 $0.773022 $1.253594 $1.214612	0.000 0.000 0.000 0 0 0 0 0 0 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.808168 $1.795840 $1.481755 $1.313086 $1.362737 $1.261486 $0.989766 $1.000000	$1.661286 $1.808168 $1.795840 $1.481755 $1.313086 $1.362737 $1.261486 $0.989766	0.000 0.000 0.000 0 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.842920 $0.872623 $0.773401 $0.682536 $0.952684 $0.852252 $0.563190 $1.167100 $1.000000	$0.749606 $0.842920 $0.872623 $0.773401 $0.682536 $0.952684 $0.852252 $0.563190 $1.167100	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.090726 $1.093024 $0.940438 $0.883429 $1.073608 $0.843507 $0.529358 $1.110571 $1.000000	$0.921352 $1.090726 $1.093024 $0.940438 $0.883429 $1.073608 $0.843507 $0.529358 $1.110571	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202861 $1.099611 $0.863542 $0.772720 $0.787373 $0.712684 $0.584043 $0.954883 $1.000000	$1.175027 $1.202861 $1.099611 $0.863542 $0.772720 $0.787373 $0.712684 $0.584043 $0.954883	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.768441 $1.602376 $1.167375 $0.974335 $0.941064 $0.789969 $0.615403 $0.913973 $1.000000	$1.816860 $1.768441 $1.602376 $1.167375 $0.974335 $0.941064 $0.789969 $0.615403 $0.913973	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.690626 $0.728676 $0.793485 $0.758787 $0.962925 $0.893887 $0.561019 $1.145606 $1.000000	$0.560057 $0.690626 $0.728676 $0.793485 $0.758787 $0.962925 $0.893887 $0.561019 $1.145606	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.808382 $0.901719 $0.755404 $0.660252 $0.738385 $0.733101 $0.564670 $1.027680 $1.000000	$0.707008 $0.808382 $0.901719 $0.755404 $0.660252 $0.738385 $0.733101 $0.564670 $1.027680	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.730841 $0.852087 $0.886101 $0.910036 $0.953250 $0.997165 $0.983507 $1.056286 $1.000000	$0.645422 $0.730841 $0.852087 $0.886101 $0.910036 $0.953250 $0.997165 $0.983507 $1.056286	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.764759 $0.690142 $0.532446 $0.435024 $0.514432 $0.472553 $0.418686 $0.862748 $1.000000	$0.739278 $0.764759 $0.690142 $0.532446 $0.435024 $0.514432 $0.472553 $0.418686 $0.862748	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.720230 $0.798673 $0.681083 $0.598682 $0.712169 $0.673163 $0.550323 $1.008716 $1.000000	$0.681905 $0.720230 $0.798673 $0.681083 $0.598682 $0.712169 $0.673163 $0.550323 $1.008716	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.746562 $0.736970 $0.506604 $0.419912 $0.525266 $0.572666 $0.528921 $0.911187 $1.000000	$0.775191 $0.746562 $0.736970 $0.506604 $0.419912 $0.525266 $0.572666 $0.528921 $0.911187	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.351572 $1.279403 $0.996782 $0.879189 $0.934983 $0.768041 $0.588998 $0.973930 $1.000000	$1.267350 $1.351572 $1.279403 $0.996782 $0.879189 $0.934983 $0.768041 $0.588998 $0.973930	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.892667 $0.909453 $0.926557 $0.944076 $0.961785 $0.979862 $0.998149 $1.008694 $1.000000	$0.876247 $0.892667 $0.909453 $0.926557 $0.944076 $0.961785 $0.979862 $0.998149 $1.008694	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.779621 $1.549865 $1.176167 $1.031230 $1.035715 $0.892549 $0.598329 $1.060124 $1.000000	$1.876629 $1.779621 $1.549865 $1.176167 $1.031230 $1.035715 $0.892549 $0.598329 $1.060124	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.952610 $1.089082 $0.894468 $0.885883 $0.882855 $0.763933 $0.673985 $1.089359 $1.000000	$0.716332 $0.952610 $1.089082 $0.894468 $0.885883 $0.882855 $0.763933 $0.673985 $1.089359	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.687713 $1.440834 $1.115420 $1.016247 $0.891672 $0.904299 $0.788284 $0.998017 $1.000000	$1.729833 $1.687713 $1.440834 $1.115420 $1.016247 $0.891672 $0.904299 $0.788284 $0.998017	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.418697 $0.560413 $0.920280 $1.097520 $1.384335 $1.061176 $0.799059 $1.176076 $1.000000	$0.275895 $0.418697 $0.560413 $0.920280 $1.097520 $1.384335 $1.061176 $0.799059 $1.176076	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.371819 $0.390320 $0.398660 $0.467228 $0.430209 $0.537373 $1.067757 $0.822895 $1.000000	$0.406913 $0.371819 $0.390320 $0.398660 $0.467228 $0.430209 $0.537373 $1.067757 $0.822895	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.466812 $0.462726 $0.596917 $0.761881 $0.762562 $0.910944 $1.331457 $0.981581 $1.000000	$0.440783 $0.466812 $0.462726 $0.596917 $0.761881 $0.762562 $0.910944 $1.331457 $0.981581	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.244122 $0.308569 $0.445414 $0.559007 $0.636259 $0.822646 $1.412709 $0.971634 $1.000000	$0.208313 $0.244122 $0.308569 $0.445414 $0.559007 $0.636259 $0.822646 $1.412709 $0.971634	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.259521 $0.291334 $0.431824 $0.543044 $0.608662 $0.872889 $1.315296 $1.080207 $1.000000	$0.252592 $0.259521 $0.291334 $0.431824 $0.543044 $0.608662 $0.872889 $1.315296 $1.080207	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.225265 $1.218361 $0.904988 $0.803725 $0.868054 $0.708827 $0.572929 $0.903841 $1.000000	$1.127770 $1.225265 $1.218361 $0.904988 $0.803725 $0.868054 $0.708827 $0.572929 $0.903841	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.325655 $1.276619 $0.944870 $0.828970 $0.880831 $0.735090 $0.622126 $0.914657 $1.000000	$1.193237 $1.325655 $1.276619 $0.944870 $0.828970 $0.880831 $0.735090 $0.622126 $0.914657	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.909320 $0.921390 $0.837775 $0.732729 $0.732933 $0.645581 $0.612972 $0.952532 $1.000000	$0.905948 $0.909320 $0.921390 $0.837775 $0.732729 $0.732933 $0.645581 $0.612972 $0.952532	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.128654 $1.091397 $0.595797 $0.468799 $0.588543 $0.404016 $0.293692 $0.885159 $1.000000	$0.963886 $1.128654 $1.091397 $0.595797 $0.468799 $0.588543 $0.404016 $0.293692 $0.885159	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.681987 $1.256629 $1.583054 $1.597727 $1.134344 $1.049714 $1.587504 $1.080208 $1.000000	$1.557500 $1.681987 $1.256629 $1.583054 $1.597727 $1.134344 $1.049714 $1.587504 $1.080208	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.283266 $1.038761 $0.934135 $0.950634 $0.824321 $0.792799 $0.729543 $1.072774 $1.000000	$1.178706 $1.283266 $1.038761 $0.934135 $0.950634 $0.824321 $0.792799 $0.729543 $1.072774	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347583 $1.303376 $1.242558 $1.196920 $1.199630 $1.119931 $0.870049 $1.407349 $1.212492 $1.116544	$1.316908 $1.347583 $1.303376 $1.242558 $1.196920 $1.199630 $1.119931 $0.870049 $1.407349 $1.212492	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.623725 $1.597004 $1.530509 $1.331972 $1.298310 $1.179459 $0.818387 $1.118904 $1.120908 $1.032522	$1.524931 $1.623725 $1.597004 $1.530509 $1.331972 $1.298310 $1.179459 $0.818387 $1.118904 $1.120908	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.950703 $0.968715 $0.987072 $1.005877 $1.024885 $1.044306 $1.064009 $1.061314 $1.032374 $1.006920	$0.933025 $0.950703 $0.968715 $0.987072 $1.005877 $1.024885 $1.044306 $1.064009 $1.061314 $1.032374	0.000 0.000 0.000 0 0 38,567 43,690 44,023 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545 $1.106593 $1.049832 $1.011405 $0.999983	$1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545 $1.106593 $1.049832 $1.011405	0.000 0.000 0.000 0 0 0 2,169 2,173 2,177 7,463
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545 $1.106593 $1.049832 $1.011405 $0.999983	$1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545 $1.106593 $1.049832 $1.011405	0.000 0.000 0.000 0 0 48,562 71,184 115,345 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.352092 $1.351450 $1.262357 $1.200112 $1.194709 $1.119897 $0.913637 $1.184590 $1.137305 $1.061786	$1.298429 $1.352092 $1.351450 $1.262357 $1.200112 $1.194709 $1.119897 $0.913637 $1.184590 $1.137305	0.000 0.000 0.000 0 0 35,633 40,366 40,674 3,994 4,021

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.478967 $1.471217 $1.186156 $1.075544 $1.162132 $1.032897 $0.812488 $1.374407 $1.302518 $1.151301	$1.420660 $1.478967 $1.471217 $1.186156 $1.075544 $1.162132 $1.032897 $0.812488 $1.374407 $1.302518	0.000 0.000 0.000 0 0 0 16,864 16,928 16,974 12,976
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.442023 $1.432051 $1.288719 $1.203664 $1.222902 $1.131441 $0.913595 $1.261454 $1.193256 $1.093287	$1.380091 $1.442023 $1.432051 $1.288719 $1.203664 $1.222902 $1.131441 $0.913595 $1.261454 $1.193256	0.000 0.000 0.000 0 0 88,366 92,642 97,786 190,922 0
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.470793 $1.462932 $1.252260 $1.156229 $1.205583 $1.092924 $0.870956 $1.323210 $1.253726 $1.125147	$1.407011 $1.470793 $1.462932 $1.252260 $1.156229 $1.205583 $1.092924 $0.870956 $1.323210 $1.253726	0.000 0.000 0.000 0 0 0 0 63,400 165,058 163,207
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.605767 $1.461801 $1.146466 $1.048152 $1.042413 $0.964326 $0.864146 $1.335590 $1.304374 $1.139673	$1.515431 $1.605767 $1.461801 $1.146466 $1.048152 $1.042413 $0.964326 $0.864146 $1.335590 $1.304374	0.000 0.000 0.000 0 0 0 0 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.032194 $1.003039	$1.011687 $1.032194	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.579235 $1.420408 $1.395645 $1.138040 $1.233765 $1.090366 $0.835368 $1.480471 $1.620709 $1.163667	$1.536267 $1.579235 $1.420408 $1.395645 $1.138040 $1.233765 $1.090366 $0.835368 $1.480471 $1.620709	0.000 0.000 0.000 0 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494 $1.028086 $1.000000	$0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494 $1.028086	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386 $0.986564	$1.169899 $1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.056490 $2.101063 $1.542177 $1.444846 $1.581656 $1.206531 $0.767828 $1.460928 $1.217975 $1.132437	$1.911919 $2.056490 $2.101063 $1.542177 $1.444846 $1.581656 $1.206531 $0.767828 $1.460928 $1.217975	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.676586 $1.556111 $1.154899 $1.019807 $1.047226 $1.000000	$1.828151 $1.676586 $1.556111 $1.154899 $1.019807 $1.047226	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.338007 $1.297241 $1.350657 $1.313988 $1.248488 $1.178032 $1.097449 $1.062555 $1.015675 $0.998659	$1.317453 $1.338007 $1.297241 $1.350657 $1.313988 $1.248488 $1.178032 $1.097449 $1.062555 $1.015675	0.000 0.000 0.000 0 0 0 0 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.749693 $1.564399 $1.206427 $1.059022 $1.074016 $0.952879 $0.750865 $1.224733 $1.196645 $1.060611	$1.710981 $1.749693 $1.564399 $1.206427 $1.059022 $1.074016 $0.952879 $0.750865 $1.224733 $1.196645	0.000 0.000 0.000 0 0 0 53,303 50,724 40,575 33,945

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.095538 $1.050386 $1.016560 $0.963978 $0.949538 $0.971627 $0.952520 $1.017997 $1.044725 $1.038840	$1.070793 $1.095538 $1.050386 $1.016560 $0.963978 $0.949538 $0.971627 $0.952520 $1.017997 $1.044725	0.000 0.000 0.000 0 0 0 0 0 4,020 4,047
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.149832 $1.080070 $1.006254 $1.000000	$1.104955 $1.149832 $1.080070 $1.006254	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.206036 $1.136037 $1.001328 $1.000000	$1.148636 $1.206036 $1.136037 $1.001328	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656 $1.000000	$1.160750 $1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866 $1.000000	$1.154266 $1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866	0.000 0.000 0.000 0 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.175770 $1.108890 $0.988629 $1.000000	$1.116440 $1.175770 $1.108890 $0.988629	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.007132 $1.084966 $0.938775 $0.784994 $0.890925 $0.823023 $0.634210 $1.002664 $1.000000	$0.985958 $1.007132 $1.084966 $0.938775 $0.784994 $0.890925 $0.823023 $0.634210 $1.002664	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.921177 $1.842014 $1.269219 $1.122755 $1.216911 $0.975727 $0.779420 $1.251643 $1.265886 $1.090408	$2.091506 $1.921177 $1.842014 $1.269219 $1.122755 $1.216911 $0.975727 $0.779420 $1.251643 $1.265886	0.000 0.000 0.000 0 0 0 0 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.841671 $1.698367 $1.469687 $1.332559 $1.308730 $1.076474 $0.871000 $1.316430 $1.183307 $1.108816	$1.806185 $1.841671 $1.698367 $1.469687 $1.332559 $1.308730 $1.076474 $0.871000 $1.316430 $1.183307	0.000 0.000 0.000 0 0 0 0 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.054499 $0.996498 $0.907874 $0.916220 $0.966530 $1.020195 $0.998151	$1.008486 $1.054499 $0.996498 $0.907874 $0.916220 $0.966530 $1.020195	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.005802 $0.942677 $0.888152 $0.891527 $0.981666 $1.021949 $0.997258	$0.966543 $1.005802 $0.942677 $0.888152 $0.891527 $0.981666 $1.021949	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.020342 $0.977236 $0.852535 $0.862860 $0.994774 $1.020867 $0.996390	$0.966707 $1.020342 $0.977236 $0.852535 $0.862860 $0.994774 $1.020867	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.320079 $1.289214 $1.351066 $1.282919 $1.233841 $1.175737 $1.035049 $1.088214 $1.019251 $0.999603	$1.302160 $1.320079 $1.289214 $1.351066 $1.282919 $1.233841 $1.175737 $1.035049 $1.088214 $1.019251	0.000 0.000 0.000 0 0 0 0 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.125008 $1.106472 $1.053040 $1.005008 $0.000000	$1.077964 $1.125008 $1.106472 $1.053040 $1.005008	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.127660 $1.108978 $1.017003 $1.000000	$1.059297 $1.127660 $1.108978 $1.017003	0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.246225 $1.230232 $1.075994 $0.988276 $0.000000	$1.143071 $1.246225 $1.230232 $1.075994 $0.988276	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.520959 $2.448082 $1.833753 $1.610439 $1.689267 $1.323586 $0.943835 $1.631669 $1.336781 $1.156137	$2.406321 $2.520959 $2.448082 $1.833753 $1.610439 $1.689267 $1.323586 $0.943835 $1.631669 $1.336781	0.000 0.000 0.000 0 0 0 0 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.350678 $2.254569 $1.598751 $1.411714 $1.417042 $1.077094 $0.793433 $1.271438 $1.185770 $1.169191	$2.356549 $2.350678 $2.254569 $1.598751 $1.411714 $1.417042 $1.077094 $0.793433 $1.271438 $1.185770	0.000 0.000 0.000 0 0 0 0 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694184 $1.557636 $1.201224 $1.084662 $1.150431 $0.997840 $0.788848 $1.493567 $1.311656 $1.233143	$1.772506 $1.694184 $1.557636 $1.201224 $1.084662 $1.150431 $0.997840 $0.788848 $1.493567 $1.311656	0.000 0.000 0.000 0 0 0 26,601 27,556 53,893 56,693

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.556029 $1.547835 $1.432218 $1.277656 $1.265850 $1.107313 $0.964171 $1.029388 $1.000000	$1.530865 $1.556029 $1.547835 $1.432218 $1.277656 $1.265850 $1.107313 $0.964171 $1.029388	0.000 0.000 0.000 0 0 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 0.000 30,544 32,000 28,037 680 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.818790 $1.634355 $1.261290 $1.110511 $1.110646 $0.985477 $0.794307 $1.286851 $1.245599 $1.098396	$1.805973 $1.818790 $1.634355 $1.261290 $1.110511 $1.110646 $0.985477 $0.794307 $1.286851 $1.245599	0.000 0.000 0.000 0 0 0 2,458 2,816 11,135 8,220
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 0.000 0 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.849002 $0.878060 $0.777466 $0.685443 $0.955791 $0.854199 $0.563929 $1.167472 $1.000000	$0.755744 $0.849002 $0.878060 $0.777466 $0.685443 $0.955791 $0.854199 $0.563929 $1.167472	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.098647 $1.099875 $0.945417 $0.887229 $1.077156 $0.845461 $0.530060 $1.110931 $1.000000	$0.928959 $1.098647 $1.099875 $0.945417 $0.887229 $1.077156 $0.845461 $0.530060 $1.110931	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.211837 $1.106726 $0.868267 $0.776169 $0.790103 $0.714456 $0.584927 $0.955391 $1.000000	$1.184954 $1.211837 $1.106726 $0.868267 $0.776169 $0.790103 $0.714456 $0.584927 $0.955391	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.781198 $1.612350 $1.173504 $0.978484 $0.944142 $0.791777 $0.616206 $0.914264 $1.000000	$1.831749 $1.781198 $1.612350 $1.173504 $0.978484 $0.944142 $0.791777 $0.616206 $0.914264	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.695616 $0.733223 $0.797660 $0.762025 $0.966076 $0.895927 $0.561754 $1.145969 $1.000000	$0.564659 $0.695616 $0.733223 $0.797660 $0.762025 $0.966076 $0.895927 $0.561754 $1.145969	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.814204 $0.907319 $0.759352 $0.663052 $0.740792 $0.734770 $0.565411 $1.028008 $1.000000	$0.712804 $0.814204 $0.907319 $0.759352 $0.663052 $0.740792 $0.734770 $0.565411 $1.028008	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.736134 $0.857406 $0.890754 $0.913911 $0.956370 $0.999448 $0.984789 $1.056621 $1.000000	$0.650741 $0.736134 $0.857406 $0.890754 $0.913911 $0.956370 $0.999448 $0.984789 $1.056621	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.770262 $0.694422 $0.535232 $0.436873 $0.516114 $0.473632 $0.419232 $0.863020 $1.000000	$0.745330 $0.770262 $0.694422 $0.535232 $0.436873 $0.516114 $0.473632 $0.419232 $0.863020	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.725420 $0.803641 $0.684648 $0.601232 $0.714494 $0.674702 $0.551042 $1.009042 $1.000000	$0.687486 $0.725420 $0.803641 $0.684648 $0.601232 $0.714494 $0.674702 $0.551042 $1.009042	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.751991 $0.741600 $0.509282 $0.421713 $0.526999 $0.573994 $0.529615 $0.911470 $1.000000	$0.781611 $0.751991 $0.741600 $0.509282 $0.421713 $0.526999 $0.573994 $0.529615 $0.911470	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361374 $1.287416 $1.002040 $0.882957 $0.938061 $0.769815 $0.589773 $0.974242 $1.000000	$1.277783 $1.361374 $1.287416 $1.002040 $0.882957 $0.938061 $0.769815 $0.589773 $0.974242	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.899258 $0.915281 $0.931575 $0.948247 $0.965068 $0.982242 $0.999623 $1.009221 $1.000000	$0.883582 $0.899258 $0.915281 $0.931575 $0.948247 $0.965068 $0.982242 $0.999623 $1.009221	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.792872 $1.559878 $1.182612 $1.035867 $1.039348 $0.894802 $0.599242 $1.060682 $1.000000	$1.892456 $1.792872 $1.559878 $1.182612 $1.035867 $1.039348 $0.894802 $0.599242 $1.060682	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.959491 $1.095871 $0.899155 $0.889653 $0.885743 $0.765677 $0.674860 $1.089701 $1.000000	$0.722220 $0.959491 $1.095871 $0.899155 $0.889653 $0.885743 $0.765677 $0.674860 $1.089701	0.000 0.000 0.000 0 0 1,132 4,359 4,978 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.699892 $1.449811 $1.121274 $1.020573 $0.894595 $0.906375 $0.789324 $0.998341 $1.000000	$1.744017 $1.699892 $1.449811 $1.121274 $1.020573 $0.894595 $0.906375 $0.789324 $0.998341	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.421732 $0.563916 $0.925120 $1.102199 $1.388878 $1.063614 $0.800110 $1.176452 $1.000000	$0.278163 $0.421732 $0.563916 $0.925120 $1.102199 $1.388878 $1.063614 $0.800110 $1.176452	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.374517 $0.392756 $0.400744 $0.469204 $0.431616 $0.538600 $1.069142 $0.823154 $1.000000	$0.410268 $0.374517 $0.392756 $0.400744 $0.469204 $0.431616 $0.538600 $1.069142 $0.823154	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.470183 $0.465610 $0.600051 $0.765134 $0.765072 $0.913034 $1.333202 $0.981898 $1.000000	$0.444396 $0.470183 $0.465610 $0.600051 $0.765134 $0.765072 $0.913034 $1.333202 $0.981898	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.245878 $0.310500 $0.447755 $0.561383 $0.638340 $0.824525 $1.414547 $0.971941 $1.000000	$0.210028 $0.245878 $0.310500 $0.447755 $0.561383 $0.638340 $0.824525 $1.414547 $0.971941	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.261424 $0.293198 $0.434170 $0.545464 $0.610778 $0.875064 $1.317261 $1.080762 $1.000000	$0.254684 $0.261424 $0.293198 $0.434170 $0.545464 $0.610778 $0.875064 $1.317261 $1.080762	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.234320 $1.226159 $0.909895 $0.807286 $0.871057 $0.710581 $0.573789 $0.904319 $1.000000	$1.137226 $1.234320 $1.226159 $0.909895 $0.807286 $0.871057 $0.710581 $0.573789 $0.904319	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335181 $1.284537 $0.949814 $0.832490 $0.883705 $0.736766 $0.622942 $0.914950 $1.000000	$1.202988 $1.335181 $1.284537 $0.949814 $0.832490 $0.883705 $0.736766 $0.622942 $0.914950	0.000 0.000 0.000 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.915842 $0.927089 $0.842139 $0.735837 $0.735321 $0.647053 $0.613770 $0.952838 $1.000000	$0.913323 $0.915842 $0.927089 $0.842139 $0.735837 $0.735321 $0.647053 $0.613770 $0.952838	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.136747 $1.098144 $0.598897 $0.470777 $0.590449 $0.404920 $0.294072 $0.885444 $1.000000	$0.971746 $1.136747 $1.098144 $0.598897 $0.470777 $0.590449 $0.404920 $0.294072 $0.885444	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.694107 $1.264440 $1.591330 $1.604503 $1.138054 $1.052113 $1.589561 $1.080550 $1.000000	$1.570263 $1.694107 $1.264440 $1.591330 $1.604503 $1.138054 $1.052113 $1.589561 $1.080550	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.292489 $1.045200 $0.939002 $0.954638 $0.826984 $0.794599 $0.730488 $1.073114 $1.000000	$1.188333 $1.292489 $1.045200 $0.939002 $0.954638 $0.826984 $0.794599 $0.730488 $1.073114	0.000 0.000 0.000 0 0 0 0 0 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325857 $1.281100 $1.220127 $1.174163 $1.175673 $1.096490 $0.851013 $1.375201 $1.183625 $1.088898	$1.296956 $1.325857 $1.281100 $1.220127 $1.174163 $1.175673 $1.096490 $0.851013 $1.375201 $1.183625	0.000 0.000 0.000 0 0 2,400 4,638 5,059 17,585 11,156
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.675192 $1.646006 $1.575912 $1.370128 $1.334201 $1.210865 $0.839350 $1.146436 $1.147357 $1.055853	$1.574811 $1.675192 $1.646006 $1.575912 $1.370128 $1.334201 $1.210865 $0.839350 $1.146436 $1.147357	0.000 0.000 0.000 0 0 0 0 0 6,932 2,343

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.950825 $0.967903 $0.985282 $1.003061 $1.021012 $1.039331 $1.057911 $1.054195 $1.024443 $0.998211	$0.934043 $0.950825 $0.967903 $0.985282 $1.003061 $1.021012 $1.039331 $1.057911 $1.054195 $1.024443	0.000 0.000 0.000 3,979 4,327 49,193 464,032 540,857 34,543 155,495
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205 $1.113971 $1.055786 $1.016141 $1.003688	$1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205 $1.113971 $1.055786 $1.016141	0.000 0.000 0.000 11,071 11,616 52,284 24,201 24,354 17,402 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205 $1.113971 $1.055786 $1.016141 $1.003688	$1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205 $1.113971 $1.055786 $1.016141	0.000 0.000 0.000 0 0 3,127 99,024 176,795 8,022 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.393125 $1.391086 $1.298110 $1.232876 $1.226111 $1.148198 $0.935815 $1.212160 $1.162635 $1.084366	$1.339146 $1.393125 $1.391086 $1.298110 $1.232876 $1.226111 $1.148198 $0.935815 $1.212160 $1.162635	0.000 0.000 0.000 11,719 48,966 243,242 294,738 272,303 446,745 123,561
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.555898 $1.546223 $1.245402 $1.128153 $1.217780 $1.081295 $0.849721 $1.435962 $1.359522 $1.200505	$1.496022 $1.555898 $1.546223 $1.245402 $1.128153 $1.217780 $1.081295 $0.849721 $1.435962 $1.359522	0.000 0.000 0.000 0 0 0 15,351 14,406 247,303 203,708
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.496842 $1.485039 $1.335089 $1.245742 $1.264417 $1.168695 $0.942750 $1.300433 $1.228924 $1.124851	$1.433958 $1.496842 $1.485039 $1.335089 $1.245742 $1.264417 $1.168695 $0.942750 $1.300433 $1.228924	0.000 0.000 0.000 2,493 62,715 181,705 606,169 676,248 1,090,274 978,078

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.545128 $1.535365 $1.312969 $1.211088 $1.261551 $1.142537 $0.909593 $1.380547 $1.306758 $1.171596	$1.479563 $1.545128 $1.535365 $1.312969 $1.211088 $1.261551 $1.142537 $0.909593 $1.380547 $1.306758	0.000 0.000 0.000 0 29,505 68,036 275,437 292,486 827,847 692,335
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.847300 $1.680028 $1.316328 $1.202246 $1.194495 $1.103931 $0.988274 $1.525927 $1.488800 $1.299548	$1.745091 $1.847300 $1.680028 $1.316328 $1.202246 $1.194495 $1.103931 $0.988274 $1.525927 $1.488800	0.000 0.000 0.000 0 0 24,646 28,912 29,494 218,844 21,932
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.032884 $1.003042	$1.013362 $1.032884	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.998074 $1.795362 $1.762342 $1.435633 $1.554862 $1.372801 $1.050718 $1.860268 $2.034470 $1.459318	$1.945631 $1.998074 $1.795362 $1.762342 $1.435633 $1.554862 $1.372801 $1.050718 $1.860268 $2.034470	0.000 0.000 0.000 0 0 547 15,672 19,165 58,183 69,664
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754 $1.000000	$0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	0.000 0.000 0.000 35,808 41,875 105,534 82,585 84,690 113,428 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.973782 $2.014582 $1.477247 $1.382643 $1.512086 $1.152331 $0.732620 $1.392557 $1.159827 $1.077317	$1.836840 $1.973782 $2.014582 $1.477247 $1.382643 $1.512086 $1.152331 $0.732620 $1.392557 $1.159827	0.000 0.000 0.000 0 0 0 0 0 7,743 2,612

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.684290 $1.561736 $1.157942 $1.021487 $1.047919 $1.000000	$1.838340 $1.684290 $1.561736 $1.157942 $1.021487 $1.047919	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.375918 $1.332685 $1.386196 $1.347229 $1.278831 $1.205469 $1.121904 $1.085168 $1.036256 $1.017904	$1.356112 $1.375918 $1.332685 $1.386196 $1.347229 $1.278831 $1.205469 $1.121904 $1.085168 $1.036256	0.000 0.000 0.000 0 0 33,551 47,559 46,621 154,768 10,106
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.809069 $1.615902 $1.244932 $1.091749 $1.106111 $0.980382 $0.771789 $1.257615 $1.227566 $1.086946	$1.770769 $1.809069 $1.615902 $1.244932 $1.091749 $1.106111 $0.980382 $0.771789 $1.257615 $1.227566	0.000 0.000 0.000 0 0 0 0 1,596 2,809 3,141
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.148126 $1.099734 $1.063268 $1.007272 $0.991212 $1.013286 $0.992388 $1.059562 $1.086312 $1.079144	$1.123288 $1.148126 $1.099734 $1.063268 $1.007272 $0.991212 $1.013286 $0.992388 $1.059562 $1.086312	0.000 0.000 0.000 0 0 9,675 47,724 61,005 249,035 632,342
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.152857 $1.081846 $1.006923 $1.000000	$1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.209192 $1.137899 $1.001982 $1.000000	$1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	0.000 0.000 0.000 0 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.178397 $1.110286 $0.988910 $1.000000	$1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.014766 $1.092123 $0.944035 $0.788612 $0.894149 $0.825181 $0.635246 $1.003320 $1.000000	$0.994394 $1.014766 $1.092123 $0.944035 $0.788612 $0.894149 $0.825181 $0.635246 $1.003320	0.000 0.000 0.000 0 0 0 0 0 0
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.854493 $1.784592 $1.228446 $1.085615 $1.175510 $0.941615 $0.751423 $1.205501 $1.218021 $1.048149	$2.030296 $1.854493 $1.784592 $1.228446 $1.085615 $1.175510 $0.941615 $0.751423 $1.205501 $1.218021	0.000 0.000 0.000 0 0 0 0 804 64,242 66,788
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.907108 $1.756987 $1.518917 $1.375842 $1.349910 $1.109256 $0.896650 $1.353859 $1.215742 $1.138089	$1.872196 $1.907108 $1.756987 $1.518917 $1.375842 $1.349910 $1.109256 $0.896650 $1.353859 $1.215742	0.000 0.000 0.000 11,413 74,968 77,126 9,898 13,240 44,701 18,208
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.354347 $1.321382 $1.383413 $1.312340 $1.260908 $1.200353 $1.055679 $1.108818 $1.037532 $1.016537	$1.337280 $1.354347 $1.321382 $1.383413 $1.312340 $1.260908 $1.200353 $1.055679 $1.108818 $1.037532	0.000 0.000 0.000 2,770 27,794 44,735 15,376 3,172 4,431 4,792
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.128405 $1.108721 $1.054133 $1.005064 $0.000000	$1.082280 $1.128405 $1.108721 $1.054133 $1.005064	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.130622 $1.110811 $1.017676 $1.000000	$1.063121 $1.130622 $1.110811 $1.017676	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.249985 $1.232724 $1.077111 $0.988334 $0.000000	$1.147645 $1.249985 $1.232724 $1.077111 $0.988334	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.744999 $2.663034 $1.992795 $1.748385 $1.832171 $1.434148 $1.021666 $1.764466 $1.444156 $1.247782	$2.622744 $2.744999 $2.663034 $1.992795 $1.748385 $1.832171 $1.434148 $1.021666 $1.764466 $1.444156	0.000 0.000 0.000 0 0 6,854 35,333 39,065 216,278 9,524
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.294507 $2.198543 $1.557496 $1.373928 $1.377765 $1.046212 $0.769931 $1.232545 $1.148359 $1.131203	$2.302493 $2.294507 $2.198543 $1.557496 $1.373928 $1.377765 $1.046212 $0.769931 $1.232545 $1.148359	0.000 0.000 0.000 0 0 0 0 775 7,819 10,307
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.785358 $1.639850 $1.263392 $1.139660 $1.207586 $1.046376 $0.826397 $1.563107 $1.371371 $1.288028	$1.869724 $1.785358 $1.639850 $1.263392 $1.139660 $1.207586 $1.046376 $0.826397 $1.563107 $1.371371	0.000 0.000 0.000 0 0 8 10,441 10,922 204,682 570,704

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.561622 $1.552636 $1.435944 $1.280353 $1.267905 $1.108567 $0.964793 $1.029549 $1.000000	$1.537124 $1.561622 $1.552636 $1.435944 $1.280353 $1.267905 $1.108567 $0.964793 $1.029549	0.000 0.000 0.000 0 19,978 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647 $1.000000	$1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647	14,980.433 14,361.866 13,676.308 12,974 5,657 5,715 5,765 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.828633 $1.642386 $1.266871 $1.114881 $1.114472 $0.988381 $0.796258 $1.289361 $1.247419 $1.099454	$1.816631 $1.828633 $1.642386 $1.266871 $1.114881 $1.114472 $0.988381 $0.796258 $1.289361 $1.247419	0.000 1,085.227 1,086.175 8,035 10,173 10,237 16,209 16,495 40,406 25,717
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970 $1.000000	$1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970	0.000 0.000 1,412.635 1,429 7,177 24,214 24,278 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.852069 $0.880797 $0.779502 $0.686900 $0.957367 $0.855179 $0.564296 $1.167661 $1.000000	$0.758852 $0.852069 $0.880797 $0.779502 $0.686900 $0.957367 $0.855179 $0.564296 $1.167661	24,242.730 22,509.617 24,070.663 0 518 1,316 7,180 24,652 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.102608 $1.103298 $0.947895 $0.889112 $1.078912 $0.846425 $0.530406 $1.111106 $1.000000	$0.932769 $1.102608 $1.103298 $0.947895 $0.889112 $1.078912 $0.846425 $0.530406 $1.111106	797.036 799.328 0.000 0 498 46,618 0 17,989 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.216317 $1.110273 $0.870635 $0.777903 $0.791485 $0.715356 $0.585372 $0.955630 $1.000000	$1.189925 $1.216317 $1.110273 $0.870635 $0.777903 $0.791485 $0.715356 $0.585372 $0.955630	0.000 5,634.739 0.000 0 0 0 3,497 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787607 $1.617355 $1.176560 $0.980547 $0.945672 $0.792660 $0.616599 $0.914407 $1.000000	$1.839242 $1.787607 $1.617355 $1.176560 $0.980547 $0.945672 $0.792660 $0.616599 $0.914407	17,915.141 14,282.386 0.000 0 2,320 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.698134 $0.735517 $0.799760 $0.763653 $0.967667 $0.896966 $0.562123 $1.146154 $1.000000	$0.566982 $0.698134 $0.735517 $0.799760 $0.763653 $0.967667 $0.896966 $0.562123 $1.146154	0.000 2,577.542 18,807.083 0 0 5,190 15,806 645 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.817157 $0.910171 $0.761373 $0.664483 $0.742025 $0.735625 $0.565783 $1.028172 $1.000000	$0.715734 $0.817157 $0.910171 $0.761373 $0.664483 $0.742025 $0.735625 $0.565783 $1.028172	4,274.496 0.000 0.000 0 0 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.738793 $0.860085 $0.893097 $0.915860 $0.957951 $1.000602 $0.985437 $1.056785 $1.000000	$0.653410 $0.738793 $0.860085 $0.893097 $0.915860 $0.957951 $1.000602 $0.985437 $1.056785	0.000 0.000 0.000 0 0 0 0 11,724 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.773031 $0.696574 $0.536622 $0.437794 $0.516957 $0.474170 $0.419508 $0.863162 $1.000000	$0.748378 $0.773031 $0.696574 $0.536622 $0.437794 $0.516957 $0.474170 $0.419508 $0.863162	0.000 0.000 0.000 0 0 0 0 65,758 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.728048 $0.806159 $0.686448 $0.602519 $0.715668 $0.675475 $0.551396 $1.009197 $1.000000	$0.690316 $0.728048 $0.806159 $0.686448 $0.602519 $0.715668 $0.675475 $0.551396 $1.009197	0.000 0.000 0.000 0 0 35,641 0 0 4,690
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.754711 $0.743921 $0.510623 $0.422612 $0.527863 $0.574643 $0.529962 $0.911622 $1.000000	$0.784816 $0.754711 $0.743921 $0.510623 $0.422612 $0.527863 $0.574643 $0.529962 $0.911622	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.366292 $1.291427 $1.004663 $0.884826 $0.939583 $0.770689 $0.590154 $0.974391 $1.000000	$1.283038 $1.366292 $1.291427 $1.004663 $0.884826 $0.939583 $0.770689 $0.590154 $0.974391	0.000 6,742.169 8,427.471 17,824 22,940 2,341 5,634 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.902633 $0.918261 $0.934140 $0.950377 $0.966767 $0.983504 $1.000410 $1.009479 $1.000000	$0.887327 $0.902633 $0.918261 $0.934140 $0.950377 $0.966767 $0.983504 $1.000410 $1.009479	0.000 10,577.683 0.000 0 0 0 61,663 20,220 20,909
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.799528 $1.564894 $1.185828 $1.038169 $1.041139 $0.895902 $0.599690 $1.060951 $1.000000	$1.900422 $1.799528 $1.564894 $1.185828 $1.038169 $1.041139 $0.895902 $0.599690 $1.060951	9,555.381 3,784.454 2,784.434 4,627 14,673 55,767 14,579 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.962967 $1.099296 $0.901520 $0.891555 $0.887195 $0.766555 $0.675308 $1.089878 $1.000000	$0.725198 $0.962967 $1.099296 $0.901520 $0.891555 $0.887195 $0.766555 $0.675308 $1.089878	26,995.163 21,078.560 34,326.647 13,897 11,186 9,731 42,391 23,257 1,292

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.706035 $1.454322 $1.124209 $1.022740 $0.896047 $0.907404 $0.789835 $0.998501 $1.000000	$1.751202 $1.706035 $1.454322 $1.124209 $1.022740 $0.896047 $0.907404 $0.789835 $0.998501	28,793.403 14,890.605 0.000 11,467 11,467 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.423241 $0.565657 $0.927538 $1.104531 $1.391139 $1.064828 $0.800633 $1.176643 $1.000000	$0.279304 $0.423241 $0.565657 $0.927538 $1.104531 $1.391139 $1.064828 $0.800633 $1.176643	5.836 391.584 4,597.183 4,267 4,070 19,300 28,210 36,320 7,106
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.375865 $0.393983 $0.401804 $0.470208 $0.432326 $0.539218 $1.069837 $0.823283 $1.000000	$0.411961 $0.375865 $0.393983 $0.401804 $0.470208 $0.432326 $0.539218 $1.069837 $0.823283	0.000 0.000 0.000 2,814 2,814 1,328 1,578 1,754 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.471881 $0.467062 $0.601622 $0.766752 $0.766323 $0.914083 $1.334074 $0.982053 $1.000000	$0.446231 $0.471881 $0.467062 $0.601622 $0.766752 $0.766323 $0.914083 $1.334074 $0.982053	21.159 21.825 22.508 37 1,596 2,601 17,978 3,372 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.246778 $0.311471 $0.448935 $0.562576 $0.639386 $0.825467 $1.415466 $0.972093 $1.000000	$0.210893 $0.246778 $0.311471 $0.448935 $0.562576 $0.639386 $0.825467 $1.415466 $0.972093	21.616 22.294 22.993 37 112 862 18,101 3,115 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.262412 $0.294151 $0.435347 $0.546672 $0.611834 $0.876154 $1.318255 $1.081043 $1.000000	$0.255782 $0.262412 $0.294151 $0.435347 $0.546672 $0.611834 $0.876154 $1.318255 $1.081043	0.000 0.000 0.000 0 0 419 4,540 5,066 9,789

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.238889 $1.230094 $0.912359 $0.809081 $0.872570 $0.711469 $0.574224 $0.904546 $1.000000	$1.142000 $1.238889 $1.230094 $0.912359 $0.809081 $0.872570 $0.711469 $0.574224 $0.904546	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.340030 $1.288567 $0.952318 $0.834272 $0.855159 $0.737611 $0.623348 $0.915094 $1.000000	$1.207957 $1.340030 $1.288567 $0.952318 $0.834272 $0.855159 $0.737611 $0.623348 $0.915094	0.000 0.000 0.000 0 0 609 600 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.919173 $0.929998 $0.844362 $0.737402 $0.736527 $0.647800 $0.614172 $0.952985 $1.000000	$0.917112 $0.919173 $0.929998 $0.844362 $0.737402 $0.736527 $0.647800 $0.614172 $0.952985	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.140903 $1.101615 $0.600486 $0.471791 $0.591430 $0.405393 $0.294265 $0.885583 $1.000000	$0.975788 $1.140903 $1.101615 $0.600486 $0.471791 $0.591430 $0.405393 $0.294265 $0.885583	0.000 0.000 4,074.259 0 0 0 7,536 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.700276 $1.268418 $1.595553 $1.607958 $1.139937 $1.053329 $1.590613 $1.080729 $1.000000	$1.576757 $1.700276 $1.268418 $1.595553 $1.607958 $1.139937 $1.053329 $1.590613 $1.080729	5,116.142 107.275 110.685 1,066 1,427 9,580 4,718 33,760 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.297191 $1.048495 $0.941504 $0.956709 $0.828373 $0.795530 $0.730981 $1.073289 $1.000000	$1.193251 $1.297191 $1.048495 $0.941504 $0.956709 $0.828373 $0.795530 $0.730981 $1.073289	0.000 532.650 17,264.110 33,217 34,209 9,952 7,072 4,891 1,300

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.333011 $1.287380 $1.225508 $1.178750 $1.179694 $1.099702 $0.853083 $1.377874 $1.185346 $1.089950	$1.304592 $1.333011 $1.287380 $1.225508 $1.178750 $1.179694 $1.099702 $0.853083 $1.377874 $1.185346	0.000 0.000 0.000 0 2,247 2,250 48,260 2,256 3,777 307
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.684245 $1.654080 $1.582860 $1.375486 $1.338761 $1.214406 $0.841391 $1.148656 $1.149023 $1.056876	$1.584111 $1.684245 $1.654080 $1.582860 $1.375486 $1.338761 $1.214406 $0.841391 $1.148656 $1.149023	603.516 2,214.301 1,610.460 37,318 7,373 10,120 57,994 2,473 5,341 5,024
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.955965 $0.972655 $0.989626 $1.006982 $1.024490 $1.042372 $1.060513 $1.056279 $1.025967 $0.999196	$0.939551 $0.955965 $0.972655 $0.989626 $1.006982 $1.024490 $1.042372 $1.060513 $1.056279 $1.025967	424,694.377 454,114.285 613,419.324 1,277,293 1,780,020 419,467 1,058,068 3,250,627 452,032 552,884
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552 $1.116690 $1.057846 $1.017623 $1.004661	$1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552 $1.116690 $1.057846 $1.017623	32,144.225 44,209.425 42,245.221 88,475 90,314 82,950 176,455 102,273 105,776 76,812
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552 $1.116690 $1.057846 $1.017623 $1.004661	$1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552 $1.116690 $1.057846 $1.017623	99,105.696 114,797.276 141,018.198 242,176 283,465 267,266 531,815 914,588 11,085 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.400679 $1.397939 $1.303864 $1.237743 $1.230351 $1.151608 $0.938124 $1.214542 $1.164335 $1.085416	$1.347073 $1.400679 $1.397939 $1.303864 $1.237743 $1.230351 $1.151608 $0.938124 $1.214542 $1.164335	43,139.950 105,371.158 110,553.303 349,087 239,504 1,532,537 1,861,823 220,025 354,175 459,235

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.564285 $1.553793 $1.250875 $1.132555 $1.221935 $1.084459 $0.851789 $1.438753 $1.361483 $1.201655	$1.504831 $1.564285 $1.553793 $1.250875 $1.132555 $1.221935 $1.084459 $0.851789 $1.438753 $1.361483	43,643.971 72,489.823 76,007.930 91,603 118,103 91,152 108,380 131,051 1,705,584 494,105
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.504913 $1.492309 $1.340971 $1.250618 $1.268751 $1.172122 $0.945057 $1.302964 $1.230706 $1.125930	$1.442399 $1.504913 $1.492309 $1.340971 $1.250618 $1.268751 $1.172122 $0.945057 $1.302964 $1.230706	1,526,431.862 1,811,153.735 2,086,727.812 2,313,059 2,615,293 2,907,014 3,169,887 3,161,333 2,051,024 1,716,597
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.553482 $1.542909 $1.318768 $1.215842 $1.265894 $1.145900 $0.911831 $1.383254 $1.308673 $1.172733	$1.488300 $1.553482 $1.542909 $1.318768 $1.215842 $1.265894 $1.145900 $0.911831 $1.383254 $1.308673	1,758,613.604 2,070,033.360 2,435,486.990 2,391,676 2,534,130 2,711,445 2,897,668 3,177,866 3,002,959 2,092,479
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.857272 $1.688256 $1.322123 $1.206948 $1.198577 $1.107158 $0.990686 $1.528900 $1.490970 $1.300801	$1.755381 $1.857272 $1.688256 $1.322123 $1.206948 $1.198577 $1.107158 $0.990686 $1.528900 $1.490970	20,658.586 39,227.196 40,610.085 76,549 54,397 70,308 28,558 5,072 66,578 70,040
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.033241 $1.003043	$1.014214 $1.033241	913.560 916.182
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.008923 $1.804222 $1.770160 $1.441295 $1.560224 $1.376860 $1.053299 $1.863929 $2.037464 $1.460741	$1.957152 $2.008923 $1.804222 $1.770160 $1.441295 $1.560224 $1.376860 $1.053299 $1.863929 $2.037464	21,128.350 32,059.946 31,388.810 23,327 24,817 38,003 35,676 42,691 65,632 120,825

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639 $1.097167 $1.029080 $1.000000	$0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639 $1.097167 $1.029080	237,737.236 236,152.964 269,245.468 230,543 258,880 266,380 276,406 271,996 352,778 231,775
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557 $0.986568	$1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.984417 $2.024434 $1.483743 $1.388050 $1.517254 $1.155700 $0.734404 $1.395276 $1.161519 $1.078365	$1.847643 $1.984417 $2.024434 $1.483743 $1.388050 $1.517254 $1.155700 $0.734404 $1.395276 $1.161519	3,951.634 8,423.979 17,850.553 19,994 23,118 33,306 10,082 1,300 67,105 1,968
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.688192 $1.564578 $1.159467 $1.022323 $1.048271 $1.000000	$1.843512 $1.688192 $1.564578 $1.159467 $1.022323 $1.048271	32,663.552 28,568.453 9,799.368 0 2,443 2,445
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.383403 $1.339277 $1.392364 $1.352552 $1.283235 $1.209035 $1.124663 $1.087295 $1.037782 $1.018906	$1.364160 $1.383403 $1.339277 $1.392364 $1.352552 $1.283235 $1.209035 $1.124663 $1.087295 $1.037782	35,948.827 42,608.093 39,082.973 90,914 93,665 95,884 44,324 45,841 13,632 826
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.818842 $1.623832 $1.250425 $1.096024 $1.109905 $0.983274 $0.773672 $1.260060 $1.229336 $1.087983	$1.781219 $1.818842 $1.623832 $1.250425 $1.096024 $1.109905 $0.983274 $0.773672 $1.260060 $1.229336	0.000 0.000 0.000 28,641 0 0 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.154350 $1.105136 $1.067972 $1.011240 $0.994627 $1.016262 $0.994816 $1.061631 $1.087899 $1.080182	$1.129946 $1.154350 $1.105136 $1.067972 $1.011240 $0.994627 $1.016262 $0.994816 $1.061631 $1.087899	33,782.414 34,083.653 36,058.981 42,205 42,484 59,223 75,549 90,636 160,602 152,835
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.154367 $1.082724 $1.007249 $1.000000	$1.110948 $1.154367 $1.082724 $1.007249	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.210786 $1.138831 $1.002310 $1.000000	$1.154863 $1.210786 $1.138831 $1.002310	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459 $1.000000	$1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459	19,553.566 18,662.274 17,715.630 16,777 3,713 3,751 3,783 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954 $0.999952	$1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567 $1.000000	$1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567	20,526.033 19,661.435 23,270.253 20,330 2,592 2,589 2,663 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.179732 $1.110995 $0.989050 $1.000000	$1.121859 $1.179732 $1.110995 $0.989050	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.018586 $1.095693 $0.946659 $0.790410 $0.895751 $0.826264 $0.635768 $1.003646 $1.000000	$0.998634 $1.018586 $1.095693 $0.946659 $0.790410 $0.895751 $0.826264 $0.635768 $1.003646	38,211.374 58,619.183 52,950.536 552 46,827 31,077 584 3,808 4,823

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.864524 $1.793367 $1.233881 $1.089882 $1.179554 $0.944393 $0.753269 $1.207860 $1.219792 $1.049153	$2.042281 $1.864524 $1.793367 $1.233881 $1.089882 $1.179554 $0.944393 $0.753269 $1.207860 $1.219792	27,072.669 20,324.278 20,873.050 0 2,184 2,186 4,643 4,647 16,178 12,703
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.917423 $1.765628 $1.525646 $1.381252 $1.354553 $1.112525 $0.898840 $1.356499 $1.217511 $1.139187	$1.883254 $1.917423 $1.765628 $1.525646 $1.381252 $1.354553 $1.112525 $0.898840 $1.356499 $1.217511	81,410.748 83,627.276 93,421.844 113,929 91,298 91,446 63,925 70,967 105,868 54,912
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377 $0.998156	$1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377	27,892.204 29,413.292 30,851.495 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 9, 2009	2015 2014 2013 2012 2011 2010 2009	$1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125 $0.997262	$0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045 $0.996394	$0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045	750.901 766.462 781.568 1,267 1,318 1,318 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.361650 $1.327868 $1.389528 $1.317487 $1.265218 $1.203867 $1.058247 $1.110967 $1.039039 $1.017510	$1.345157 $1.361650 $1.327868 $1.389528 $1.317487 $1.265218 $1.203867 $1.058247 $1.110967 $1.039039	37,401.300 50,297.227 52,875.424 194,693 219,943 214,535 127,839 80,515 90,033 64,825
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.130098 $1.109850 $1.054692 $1.005094 $0.000000	$1.084443 $1.130098 $1.109850 $1.054692 $1.005094	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.132101 $1.111708 $1.018010 $1.000000	$1.065039 $1.132101 $1.111708 $1.018010	0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.251858 $1.233977 $1.077677 $0.988360 $0.000000	$1.149925 $1.251858 $1.233977 $1.077677 $0.988360	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.759365 $2.675652 $2.001254 $1.754945 $1.838141 $1.438119 $1.023994 $1.767617 $1.446022 $1.248786	$2.637766 $2.759365 $2.675652 $2.001254 $1.754945 $1.838141 $1.438119 $1.023994 $1.767617 $1.446022	22,227.462 17,495.429 6,912.257 4,528 10,393 7,611 14,765 101,918 133,360 127,006
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.306850 $2.209278 $1.564329 $1.379275 $1.382451 $1.049271 $0.771794 $1.234936 $1.150022 $1.132292	$2.316026 $2.306850 $2.209278 $1.564329 $1.379275 $1.382451 $1.049271 $0.771794 $1.234936 $1.150022	7,374.774 4,240.691 6,598.565 15,741 19,401 22,809 7,088 6,680 14,287 1,104
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.795000 $1.647896 $1.268971 $1.144134 $1.211734 $1.049462 $0.828434 $1.566183 $1.373381 $1.289270	$1.880751 $1.795000 $1.647896 $1.268971 $1.144134 $1.211734 $1.049462 $0.828434 $1.566183 $1.373381	53,781.292 64,122.796 50,858.941 42,772 47,964 9,414 28,217 32,204 95,973 130,422

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.572903 $1.562312 $1.443485 $1.285809 $1.272059 $1.111100 $0.966052 $1.029880 $1.000000	$1.549753 $1.572903 $1.562312 $1.443485 $1.285809 $1.272059 $1.111100 $0.966052 $1.029880	0.000 0.000 0.000 0 0 0 6,003 15,513 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	15,877.572 13,922.457 13,922.457 21,430 2,707 2,960 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.848509 $1.658605 $1.278124 $1.123669 $1.122151 $0.994212 $0.800164 $1.294420 $1.251066 $1.101590	$1.838184 $1.848509 $1.658605 $1.278124 $1.123669 $1.122151 $0.994212 $0.800164 $1.294420 $1.251066	13,794.517 154,935.443 155,146.487 155,385 187,651 47,650 63,154 55,104 125,791 107,807
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	0.000 0.000 0.000 3,005 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.858246 $0.886317 $0.783621 $0.689848 $0.960518 $0.857150 $0.565035 $1.168030 $1.000000	$0.765117 $0.858246 $0.886317 $0.783621 $0.689848 $0.960518 $0.857150 $0.565035 $1.168030	62,736.775 69,902.928 82,849.393 94,931 130,725 135,068 57,758 9,297 16,270
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.110544 $1.110162 $0.952850 $0.892888 $1.082431 $0.848357 $0.531097 $1.111461 $1.000000	$0.940405 $1.110544 $1.110162 $0.952850 $0.892888 $1.082431 $0.848357 $0.531097 $1.111461	221.885 9,306.818 4,291.511 225 2,684 32,058 2,649 20,991 1,164
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.225343 $1.117413 $0.875370 $0.781364 $0.794226 $0.717132 $0.586250 $0.956134 $1.000000	$1.199931 $1.225343 $1.117413 $0.875370 $0.781364 $0.794226 $0.717132 $0.586250 $0.956134	0.000 262,288.304 0.000 0 0 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.800543 $1.627459 $1.182754 $0.984733 $0.948780 $0.794499 $0.617409 $0.914699 $1.000000	$1.854380 $1.800543 $1.627459 $1.182754 $0.984733 $0.948780 $0.794499 $0.617409 $0.914699	0.000 0.000 0.000 0 0 26,100 0 4,984 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.703177 $0.740099 $0.803944 $0.766886 $0.970823 $0.899005 $0.562852 $1.146516 $1.000000	$0.571645 $0.703177 $0.740099 $0.803944 $0.766886 $0.970823 $0.899005 $0.562852 $1.146516	60,703.836 55,910.300 58,570.735 56,924 90,995 101,360 249,508 3,285 6,646
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.823053 $0.915833 $0.765351 $0.667289 $0.744426 $0.737286 $0.566515 $1.028497 $1.000000	$0.721617 $0.823053 $0.915833 $0.765351 $0.667289 $0.744426 $0.737286 $0.566515 $1.028497	0.000 0.000 0.000 0 0 0 411 412 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.744110 $0.865435 $0.897771 $0.919752 $0.961078 $1.002890 $0.986726 $1.057126 $1.000000	$0.658767 $0.744110 $0.865435 $0.897771 $0.919752 $0.961078 $1.002890 $0.986726 $1.057126	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.778617 $0.700929 $0.539459 $0.439669 $0.518658 $0.475263 $0.420060 $0.863440 $1.000000	$0.754529 $0.778617 $0.700929 $0.539459 $0.439669 $0.518658 $0.475263 $0.420060 $0.863440	22,943.816 22,603.987 26,065.129 28,848 28,373 27,878 30,812 479,497 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.733324 $0.811195 $0.690060 $0.605089 $0.718020 $0.677025 $0.552119 $1.009518 $1.000000	$0.696002 $0.733324 $0.811195 $0.690060 $0.605089 $0.718020 $0.677025 $0.552119 $1.009518	0.000 0.000 0.000 0 0 640 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.760155 $0.748556 $0.513306 $0.424419 $0.529596 $0.575966 $0.530659 $0.911913 $1.000000	$0.791258 $0.760155 $0.748556 $0.513306 $0.424419 $0.529596 $0.575966 $0.530659 $0.911913	0.000 0.000 0.000 0 0 6,102 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.376183 $1.299497 $1.009952 $0.888608 $0.942677 $0.772462 $0.590934 $0.974703 $1.000000	$1.293598 $1.376183 $1.299497 $1.009952 $0.888608 $0.942677 $0.772462 $0.590934 $0.974703	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.909345 $0.924169 $0.939205 $0.954611 $0.970145 $0.985935 $1.001886 $1.010007 $1.000000	$0.894789 $0.909345 $0.924169 $0.939205 $0.954611 $0.970145 $0.985935 $1.001886 $1.010007	2,230.711 101,467.170 101,477.050 101,488 99,227 638 24,623 14,801 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.812895 $1.574963 $1.192288 $1.042789 $1.044758 $0.898128 $0.600587 $1.061502 $1.000000	$1.916415 $1.812895 $1.574963 $1.192288 $1.042789 $1.044758 $0.898128 $0.600587 $1.061502	220.230 5,698.203 3,483.568 223 449 24,084 253,723 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.969935 $1.106162 $0.906264 $0.895356 $0.890104 $0.768320 $0.676189 $1.090225 $1.000000	$0.731161 $0.969935 $1.106162 $0.906264 $0.895356 $0.890104 $0.768320 $0.676189 $1.090225	672.769 675.629 678.612 7,307 1,141 366,043 22,377 14,054 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.718376 $1.463414 $1.130130 $1.027117 $0.899003 $0.909499 $0.790869 $0.998815 $1.000000	$1.765600 $1.718376 $1.463414 $1.130130 $1.027117 $0.899003 $0.909499 $0.790869 $0.998815	34,082.406 16,243.413 18,843.963 20,964 20,745 20,491 22,754 40,309 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.426310 $0.569203 $0.932406 $1.109231 $1.395690 $1.067271 $0.801679 $1.177007 $1.000000	$0.281609 $0.426310 $0.569203 $0.932406 $1.109231 $1.395690 $1.067271 $0.801679 $1.177007	27,010.902 67,707.342 67,710.324 49,895 30,178 15,660 37,113 27,513 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.378574 $0.396438 $0.403907 $0.472207 $0.433739 $0.540451 $1.071229 $0.823540 $1.000000	$0.415329 $0.378574 $0.396438 $0.403907 $0.472207 $0.433739 $0.540451 $1.071229 $0.823540	0.000 0.000 0.000 0 0 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.475276 $0.469969 $0.604771 $0.770017 $0.768834 $0.916175 $1.335806 $0.982361 $1.000000	$0.449889 $0.475276 $0.469969 $0.604771 $0.770017 $0.768834 $0.916175 $1.335806 $0.982361	0.000 0.000 0.000 0 1,577 1,584 1,591 1,597 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.248561 $0.313418 $0.451299 $0.564979 $0.641490 $0.827360 $1.417314 $0.972408 $1.000000	$0.212632 $0.248561 $0.313418 $0.451299 $0.564979 $0.641490 $0.827360 $1.417314 $0.972408	0.000 0.000 0.000 0 1,498 1,505 1,511 1,517 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.264346 $0.296038 $0.437716 $0.549104 $0.613959 $0.878329 $1.320233 $1.081603 $1.000000	$0.257920 $0.264346 $0.296038 $0.437716 $0.549104 $0.613959 $0.878329 $1.320233 $1.081603	0.000 0.000 0.000 0 1,431 1,437 1,444 1,450 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.248120 $1.238038 $0.917362 $0.812709 $0.875617 $0.713250 $0.575092 $0.905020 $1.000000	$1.151635 $1.248120 $1.238038 $0.917362 $0.812709 $0.875617 $0.713250 $0.575092 $0.905020	0.000 0.000 0.000 0 0 29,266 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.349713 $1.296603 $0.957321 $0.837822 $0.888069 $0.739310 $0.624168 $0.915383 $1.000000	$1.217883 $1.349713 $1.296603 $0.957321 $0.837822 $0.888069 $0.739310 $0.624168 $0.915383	0.000 0.000 0.000 0 551 553 555 385 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.925831 $0.935808 $0.848808 $0.740559 $0.738950 $0.739310 $0.614978 $0.953293 $1.000000	$0.924663 $0.925831 $0.935808 $0.848808 $0.740559 $0.738950 $0.649280 $0.614978 $0.953293	544.488 546.800 549.209 332,598 1,109 338,243 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.149182 $1.108518 $0.603659 $0.473815 $0.593384 $0.406335 $0.294656 $0.885867 $1.000000	$0.983839 $1.149182 $1.108518 $0.603659 $0.473815 $0.593384 $0.406335 $0.294656 $0.885867	0.000 0.000 0.000 0 965 970 973 5,045,782 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.712545 $1.276315 $1.603906 $1.614789 $1.143665 $1.055739 $1.592688 $1.081070 $1.000000	$1.589699 $1.712545 $1.276315 $1.603906 $1.614789 $1.143665 $1.055739 $1.592688 $1.081070	0.000 0.000 0.000 0 0 0 2,625 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.306565 $1.055031 $0.946436 $0.960775 $0.831082 $0.797350 $0.731932 $1.073629 $1.000000	$1.203063 $1.306565 $1.055031 $0.946436 $0.960775 $0.831085 $0.797350 $0.731932 $1.073629	7,036.557 0.000 0.000 262,964 417,690 271,138 795 10,776 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347470 $1.300073 $1.236380 $1.188033 $1.187812 $1.106183 $0.857264 $1.383254 $1.188796 $1.092051	$1.320039 $1.347470 $1.300073 $1.236380 $1.188033 $1.187812 $1.106183 $0.857264 $1.383254 $1.188796	3,487.411 3,509.931 3,532.564 7,817 7,844 7,872 4,269 13,482 11,380 11,422
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.702503 $1.670376 $1.596885 $1.386305 $1.347976 $1.221570 $0.845516 $1.153155 $1.152380 $1.058924	$1.602857 $1.702503 $1.670376 $1.596885 $1.386305 $1.347976 $1.221570 $0.845516 $1.153155 $1.152380	31,153.998 62,699.174 64,360.061 317,532 328,907 225,303 55,243 48,656 49,806 51,500

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.966380 $0.982281 $0.998420 $1.014932 $1.031597 $1.048565 $1.065711 $1.060397 $1.028948 $1.001116	$0.950711 $0.966380 $0.982281 $0.998420 $1.014932 $1.031597 $1.048565 $1.065711 $1.060397 $1.028948	5,659.490 119,312.985 126,722.114 153,386 980,503 588,071 278,530 1,342,082 119,128 24,963
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.265476 $1.231880 $1.284140 $1.244878 $1.179428 $1.150314 $1.122189 $1.062017 $1.020615 $1.006608	$1.242749 $1.265476 $1.231880 $1.284140 $1.244878 $1.179428 $1.150314 $1.122189 $1.062017 $1.020615	87,040.480 121,086.922 242,108.284 181,587 183,949 195,069 184,333 197,266 48,017 201,254
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 4, 2007	2015 2014 2013 2012 2011 2010 2009	$1.135737 $1.105592 $1.152499 $1.117261 $1.058523 $1.032383 $1.000000	$1.115338 $1.135737 $1.105592 $1.152499 $1.117261 $1.058523 $1.032383	0.000 0.000 0.000 0 0 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.415844 $1.411695 $1.315400 $1.247464 $1.238799 $1.158375 $0.942721 $1.219295 $1.167736 $1.087515	$1.362993 $1.415844 $1.411695 $1.315400 $1.247464 $1.238799 $1.158375 $0.942721 $1.219295 $1.167736	391,741.676 324,415.433 320,300.383 247,523 321,295 338,363 674,313 474,967 260,393 249,637
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.581274 $1.569133 $1.261996 $1.141485 $1.230366 $1.090865 $0.855980 $1.444407 $1.365480 $1.203998	$1.522668 $1.581274 $1.569133 $1.261996 $1.141485 $1.230366 $1.090865 $0.855980 $1.444407 $1.365480	301.861.736 364,591.030 399,746.292 439,748 570,808 1,300,563 2,597,970 3,420,417 2,931,553 2,678,875
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.521222 $1.506995 $1.352847 $1.260453 $1.277474 $1.179021 $0.949685 $1.308055 $1.234294 $1.128104	$1.459470 $1.521222 $1.506995 $1.352847 $1.260453 $1.277474 $1.179021 $0.949685 $1.308055 $1.234294	1,567,904.981 1,680,647.207 1,739,128.413 1,759,038 2,022,808 2,055,451 2,440,262 2,336,942 2,592,746 2,197,667

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.570368 $1.558130 $1.330475 $1.225410 $1.274598 $1.152650 $0.916294 $1.388662 $1.312495 $1.175014	$1.505948 $1.570368 $1.558130 $1.330475 $1.225410 $1.274598 $1.152650 $0.916294 $1.388662 $1.312495	1,639,953.991 1,763,975.414 2,393,350.677 2,248,614 2,176,942 2,763,110 3,218,961 3,333,776 2,971,983 3,638,181
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.877475 $1.704947 $1.333880 $1.216481 $1.206855 $1.113720 $0.995557 $1.534909 $1.495343 $1.303330	$1.776222 $1.877475 $1.704947 $1.333880 $1.216481 $1.206855 $1.113720 $0.995557 $1.534909 $1.495343	233,869.988 254,641.440 274,362.041 285,066 323,509 348,729 284,122 252,592 683,103 734,506
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.033915 $1.003046	$1.015862 $1.033915	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.030699 $1.821985 $1.785824 $1.452606 $1.570927 $1.384944 $1.058450 $1.871190 $2.043388 $1.463553	$1.980313 $2.030699 $1.821985 $1.785824 $1.452606 $1.570927 $1.384944 $1.058450 $1.871190 $2.043388	103,890.764 119,236.180 141,422.340 155,373 188,826 205,439 227,309 234,203 225,319 565,358
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	25,183.713 51,464.298 52,836.029 63,669 55,500 89,469 117,791 94,156 89,215 11,066
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671 $0.986571	$1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	177.343 180.962 184.652 3,333 5,712 16,142 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.005966 $2.044413 $1.496910 $1.398977 $1.527700 $1.162523 $0.738011 $1.400726 $1.164906 $1.080451	$1.869549 $2.005966 $2.044413 $1.496910 $1.398977 $1.527700 $1.162523 $0.738011 $1.400726 $1.164906	89,678.418 89,455.916 76,804.984 154,804 164,973 41,897 28,492 25,498 18,166 19,714

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.695962 $1.570230 $1.162524 $1.024005 $1.048959 $1.000000	$1.853818 $1.695962 $1.570230 $1.162524 $1.024005 $1.048959	106,142.681 139,946.024 153,131.572 128,709 128,739 128,618
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.398382 $1.352450 $1.404674 $1.363158 $1.292036 $1.216130 $1.130162 $1.091531 $1.040794 $1.020867	$1.380287 $1.398382 $1.352450 $1.404674 $1.363158 $1.292036 $1.216130 $1.130162 $1.091531 $1.040794	88,573.417 90,920.048 102,788.734 366,837 188,478 288,719 188,666 188,389 200,716 176,820
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.838563 $1.639829 $1.261506 $1.104639 $1.117527 $0.989043 $0.777458 $1.264980 $1.232919 $1.090085	$1.802300 $1.838563 $1.639829 $1.261506 $1.104639 $1.117527 $0.989043 $0.777458 $1.264980 $1.232919	156,813.160 18,928.278 23,823.930 23,824 23,824 23,824 23,824 25,244 25,140 31,793
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.166855 $1.116015 $1.077428 $1.019182 $1.001461 $1.022246 $0.999689 $1.065780 $1.091063 $1.082266	$1.143310 $1.166855 $1.116015 $1.077428 $1.019182 $1.001461 $1.022246 $0.999689 $1.065780 $1.091063	186,859.386 192,130.407 195,225.351 236,036 226,600 228,591 287,447 287,659 268,279 406,053
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.157393 $1.084499 $1.007913 $1.000000	$1.114959 $1.157393 $1.084499 $1.007913	72,703.732 39,734.186 39,734.186 53,109
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.213957 $1.140694 $1.002962 $1.000000	$1.159018 $1.213957 $1.140694 $1.002962	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	0.000 0.000 0.000 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	0.000 0.000 0.000 3,756 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052 $1.000000	$1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783 $0.721052	0.000 19,059.029 19,059.029 35,261 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.182385 $1.112403 $0.989330 $1.000000	$1.125495 $1.182385 $1.112403 $0.989330	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.026267 $1.102874 $0.951928 $0.794037 $0.898984 $0.828435 $0.636818 $1.004311 $1.000000	$1.007164 $1.026267 $1.102874 $0.951928 $0.794037 $0.898984 $0.828435 $0.636818 $1.004311	84,048.307 197,068.986 238,138.605 73,988 66,982 344,348 372,450 332,464 90,111
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.884735 $1.811019 $1.244801 $1.098438 $1.187648 $0.949933 $0.756949 $1.212563 $1.223338 $1.051176	$2.066443 $1.884735 $1.811019 $1.244801 $1.098438 $1.187648 $0.949933 $0.756949 $1.212563 $1.223338	198,671.601 99,429.046 105,330.727 105,796 106,666 55,206 55,725 59,101 88,678 89,577
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.938252 $1.783046 $1.539184 $1.392132 $1.363878 $1.119086 $0.903249 $1.361803 $1.221059 $1.141400	$1.905579 $1.938252 $1.783046 $1.539184 $1.392132 $1.363878 $1.119086 $0.903249 $1.361803 $1.221059	160,595.543 194,395.376 172,740.744 168,672 190,414 145,787 88,870 64,934 99,287 78,657
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496 $0.998158	$1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	213.242 217.588 222.023 227 2,670 10,965 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242 $0.997265	$0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	13,880.842 13,892.401 13,904.576 37,355 39,957 42,409 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163 $0.996396	$0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.376425 $1.340963 $1.401848 $1.327863 $1.273929 $1.210959 $1.063433 $1.115323 $1.042077 $1.019488	$1.361096 $1.376425 $1.340963 $1.401848 $1.327863 $1.273929 $1.210959 $1.063433 $1.115323 $1.042077	126,435.930 172,889.673 261,907.714 461,777 193,499 386,365 243,123 342,433 233,007 227,392
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.133500 $1.112095 $1.055788 $1.005148 $0.000000	$1.088767 $1.133500 $1.112095 $1.055788 $1.005148	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.135067 $1.113529 $1.018679 $1.000000	$1.068872 $1.135067 $1.113529 $1.018679	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.255634 $1.236477 $1.078799 $0.988415 $0.000000	$1.154534 $1.255634 $1.236477 $1.078799 $0.988415	13,183.625 31,531.829 31,546.503 38,257 190,710
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.788522 $2.701270 $2.018439 $1.768251 $1.850259 $1.446179 $1.028719 $1.774018 $1.449818 $1.250833	$2.668268 $2.788522 $2.701270 $2.018439 $1.768251 $1.850259 $1.446179 $1.028719 $1.774018 $1.449818	323,052.926 370,064.409 457,030.222 239,708 504,789 470,933 614,291 551,103 630,390 172,179
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.332035 $2.231198 $1.578307 $1.390227 $1.392050 $1.055501 $0.775614 $1.239803 $1.153402 $1.134494	$2.343611 $2.332035 $2.231198 $1.578307 $1.390227 $1.392050 $1.055501 $0.775614 $1.239803 $1.153402	141,633.004 175,284.128 158,469.089 70,914 79,362 49,837 27,943 26,935 19,134 18,538
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.814489 $1.664149 $1.280233 $1.153142 $1.220066 $1.055641 $0.832494 $1.572303 $1.377399 $1.291779	$1.903034 $1.814489 $1.664149 $1.280233 $1.153142 $1.220066 $1.055641 $0.832494 $1.572303 $1.377399	281,230.105 300,834.252 313,941.913 498,934 493,483 312,092 327,668 340,336 408,913 550,643

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.584302 $1.572084 $1.451082 $1.291291 $1.276228 $1.113652 $0.967317 $1.030204 $1.000000	$1.562520 $1.584302 $1.572084 $1.451082 $1.291291 $1.276228 $1.113652 $0.967317 $1.030204	3,717.138 19,048.592 32,241.821 19,056 59,079 25,145 7,542 18,869 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.714980 $1.629162 $1.425679 $1.279599 $1.342988 $1.342988 $1.012924 $1.000000	$1.707289 $1.714980 $1.629162 $1.425679 $1.279599 $1.342988 $1.238923 $1.012924	16,604.927 17,037.143 18,508.856 5,104 5,154 14,505 14,691 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.868570 $1.674970 $1.289467 $1.132530 $1.129891 $1.000089 $0.804106 $1.299503 $1.254734 $1.103733	$1.859970 $1.868570 $1.674970 $1.289467 $1.132530 $1.129891 $1.000089 $0.804106 $1.299503 $1.254734	88,462.662 74,892.169 76,400.049 76,330 76,244 92,689 98,324 110,071 220,796 227,177
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.846754 $1.827871 $1.503013 $1.327324 $1.372792 $1.266432 $0.990241 $1.000000	$1.702575 $1.846754 $1.827871 $1.503013 $1.327324 $1.372792 $1.266432 $0.990241	0.000 4,991.091 5,035.847 5,081 5,130 11,383 11,521 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.864473 $0.891862 $0.787742 $0.692784 $0.963670 $0.859118 $0.565781 $1.168404 $1.000000	$0.771434 $0.864473 $0.891862 $0.787742 $0.692784 $0.963670 $0.859118 $0.565781 $1.168404	113,554.540 152,025.798 170,299.426 118,168 104,754 144,056 141,948 67,855 14,832
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.118635 $1.117135 $0.957884 $0.896711 $1.086001 $0.850314 $0.531797 $1.111817 $1.000000	$0.948190 $1.118635 $1.117135 $0.957884 $0.896711 $1.086001 $0.850314 $0.531797 $1.111817	0.000 512.058 525.012 6,356 58,447 41,449 54,893 40,532 79,980

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.234481 $1.124647 $0.880167 $0.784874 $0.797007 $0.718930 $0.587141 $0.956628 $1.000000	$1.210066 $1.234481 $1.124647 $0.880167 $0.784874 $0.797007 $0.718930 $0.587141 $0.956628	0.000 4,930.051 0.000 0 0 56,164 93,018 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.813562 $1.637606 $1.188952 $0.988918 $0.951879 $0.796306 $0.618215 $0.914987 $1.000000	$1.869633 $1.813562 $1.637606 $1.188952 $0.988918 $0.951879 $0.796306 $0.618215 $0.914987	18,786.263 0.000 0.000 0 0 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.708284 $0.744737 $0.808194 $0.770182 $0.974022 $0.901084 $0.563595 $1.146880 $1.000000	$0.576365 $0.708284 $0.744737 $0.808194 $0.770182 $0.974022 $0.901084 $0.563595 $1.146880	0.000 28,665.780 29,555.060 16,151 2,320 124,139 105,076 3,580 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.829048 $0.921594 $0.769403 $0.670156 $0.746897 $0.739000 $0.567261 $1.028829 $1.000000	$0.727582 $0.829048 $0.921594 $0.769403 $0.670156 $0.746897 $0.739000 $0.567261 $1.028829	0.000 17,882.672 0.000 0 0 0 0 0 124,004
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.749508 $0.870854 $0.902500 $0.923679 $0.964220 $1.005178 $0.988011 $1.057457 $1.000000	$0.664197 $0.749508 $0.870854 $0.902500 $0.923679 $0.964220 $1.005178 $0.988011 $1.057457	2,426.031 5,183.721 7,883.638 2,628 2,629 0 76,730 71,128 45,703
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.784249 $0.705306 $0.542290 $0.441535 $0.520345 $0.476352 $0.420606 $0.863708 $1.000000	$0.760738 $0.784249 $0.705306 $0.542290 $0.441535 $0.520345 $0.476352 $0.420606 $0.863708	0.000 47,849.321 50,768.574 182 123 22,413 48,316 24,489 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.738625 $0.816262 $0.693697 $0.607678 $0.720380 $0.678587 $0.552848 $1.009844 $1.000000	$0.701727 $0.738625 $0.816262 $0.693697 $0.607678 $0.720380 $0.678587 $0.552848 $1.009844	0.000 0.000 0.000 0 1,693 35,256 55,278 660 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.765670 $0.753244 $0.516011 $0.426236 $0.531340 $0.577291 $0.531344 $0.912200 $1.000000	$0.797778 $0.765670 $0.753244 $0.516011 $0.426236 $0.531340 $0.577291 $0.531344 $0.912200	107,279.187 0.000 12,258.814 0 17,512 0 0 4,548 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386165 $1.307643 $1.015277 $0.892411 $0.945774 $0.774243 $0.591705 $0.975007 $1.000000	$1.304263 $1.386165 $1.307643 $1.015277 $0.892411 $0.945774 $0.774243 $0.591705 $0.975007	0.000 849.004 0.000 16,929 0 20,034 68,506 14,966 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.916149 $0.930145 $0.944378 $0.958912 $0.973508 $0.988432 $1.003417 $1.010533 $1.000000	$0.902344 $0.916149 $0.930145 $0.944378 $0.958912 $0.973508 $0.988432 $1.003417 $1.010533	20,729.802 5,160.786 42,319.026 884 45,113 207,517 283,688 220,744 85,993
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.826385 $1.585129 $1.198805 $1.047459 $1.048405 $0.900379 $0.601503 $1.062057 $1.000000	$1.932571 $1.826385 $1.585129 $1.198805 $1.047459 $1.048405 $0.900379 $0.601503 $1.062057	1,477.044 4,499.466 589.179 7,197 33,893 3,248 43,012 10,391 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.976940 $1.113054 $0.911015 $0.899159 $0.893013 $0.770074 $0.677072 $1.090572 $1.000000	$0.737172 $0.976940 $1.113054 $0.911015 $0.899159 $0.893013 $0.770074 $0.677072 $1.090572	10,376.898 256,612.174 348,522.923 337,398 398,544 292,482 259,883 159,115 46,033

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730808 $1.472543 $1.136054 $1.031470 $0.901937 $0.911572 $0.791896 $0.999134 $1.000000	$1.780117 $1.730808 $1.472543 $1.136054 $1.031470 $0.901937 $0.911572 $0.791896 $0.999134	4,917.832 132.707 134.223 136 93 58,034 43,113 1,884 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.429408 $0.572771 $0.937331 $1.113985 $1.400281 $1.069717 $0.802727 $1.177386 $1.000000	$0.283931 $0.429408 $0.572771 $0.937331 $1.113985 $1.400281 $1.069717 $0.802727 $1.177386	13,955.008 15,433.718 66,205.013 272,149 314,004 312,378 262,215 169,591 65,069
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.381324 $0.398922 $0.406040 $0.474231 $0.435176 $0.541704 $1.072650 $0.823808 $1.000000	$0.418762 $0.381324 $0.398922 $0.406040 $0.474231 $0.435176 $0.541704 $1.072650 $0.823808	1,284.836 7,656.235 0.000 0 0 11,573 23,551 70,567 11,573
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.478716 $0.472893 $0.607950 $0.773288 $0.771350 $0.918268 $1.337541 $0.982671 $1.000000	$0.453577 $0.478716 $0.472893 $0.607950 $0.773288 $0.771350 $0.918268 $1.337541 $0.982671	0.000 0.000 19,309.592 19,310 0 0 39,114 52,275 23
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.250378 $0.315381 $0.453675 $0.567391 $0.643589 $0.829257 $1.419162 $0.972714 $1.000000	$0.214393 $0.250378 $0.315381 $0.453675 $0.567391 $0.643589 $0.829257 $1.419162 $0.972714	0.000 0.000 16,293.249 31,911 32,166 29,969 65,316 42,932 11,071
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.266316 $0.297951 $0.440113 $0.551564 $0.616101 $0.880526 $1.322235 $1.082175 $1.000000	$0.260098 $0.266316 $0.297951 $0.440113 $0.551564 $0.616101 $0.880526 $1.322235 $1.082175	526.670 15,097.491 24,952.040 20,673 11,221 18,442 29,823 17,999 18,112

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.257397 $1.246021 $0.922370 $0.816340 $0.878662 $0.715032 $0.575963 $0.905495 $1.000000	$1.161341 $1.257397 $1.246021 $0.922370 $0.816340 $0.878662 $0.715032 $0.575963 $0.905495	0.000 79.835 80.752 82 58 31 326 135 25
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.359509 $1.304719 $0.962370 $0.841404 $0.890980 $0.741008 $0.624984 $0.915680 $1.000000	$1.227927 $1.359509 $1.304719 $0.962370 $0.841404 $0.890980 $0.741008 $0.624984 $0.915680	0.000 0.000 42,178.295 26,408 0 0 17,658 14.506 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.932525 $0.941652 $0.853268 $0.743715 $0.741377 $0.650773 $0.615779 $0.953593 $1.000000	$0.932261 $0.932525 $0.941652 $0.853268 $0.743715 $0.741377 $0.650773 $0.615779 $0.953593	93,425.990 0.000 0.000 6,542 0 19,546 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.157490 $1.115434 $0.606831 $0.475835 $0.595319 $0.407258 $0.295037 $0.886151 $1.000000	$0.991915 $1.157490 $1.115434 $0.606831 $0.475835 $0.595319 $0.407258 $0.295037 $0.886151	0.000 0.000 10,825.900 0 226,490 723,834 269,411 251 25
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.724926 $1.284286 $1.612329 $1.621663 $1.147398 $1.058149 $1.594749 $1.081409 $1.000000	$1.602768 $1.724926 $1.284286 $1.612329 $1.621663 $1.147398 $1.058149 $1.594749 $1.081409	344,710 20,941.078 14,962.871 29,836 4,401 1,140 51,364 2,968 58,073
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.316071 $1.061655 $0.951439 $0.964891 $0.833820 $0.799179 $0.732885 $1.073971 $1.000000	$1.213008 $1.316071 $1.061655 $0.951439 $0.964891 $0.833820 $0.799179 $0.732885 $1.073971	0.000 4,310.035 2,593.875 5,698 13,099 15,698 15,033 5,067 121,856

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.362127 $1.312921 $1.247357 $1.197389 $1.195995 $1.112710 $0.861486 $1.388684 $1.192282 $1.094172	$1.335711 $1.362127 $1.312921 $1.247357 $1.197389 $1.195995 $1.112710 $0.861486 $1.388684 $1.192282	324.349 5,085.055 10,696.419 9,367 39,496 64,307 53,620 33,587 61,356 19,390
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.720996 $1.686855 $1.611066 $1.397230 $1.357250 $1.228759 $0.849664 $1.157671 $1.155746 $1.060972	$1.621857 $1.720996 $1.686855 $1.611066 $1.397230 $1.357250 $1.228759 $0.849664 $1.157671 $1.155746	49,541.953 76,234.964 107,396.424 128,346 145,588 143,204 114,968 67,384 89,456 47,757
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.976854 $0.991926 $1.007253 $1.022916 $1.038652 $1.054707 $1.070934 $1.064545 $1.031943 $1.003046	$0.961965 $0.976854 $0.991926 $1.007253 $1.022916 $1.038652 $1.054707 $1.070934 $1.064545 $1.031943	218,122.883 271,258.755 545,904.823 858,428 812,569 770,223 1,377,745 1,770,269 571,469 238,387
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091 $1.127696 $1.066157 $1.023585 $1.008562	$1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091 $1.127696 $1.066157 $1.023585	28,384.818 34,874.172 73,376.785 110,569 150,709 251,792 228,798 567,040 62,969 49,761
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091 $1.127696 $1.066157 $1.023585 $1.008562	$1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091 $1.127696 $1.066157 $1.023585	2,065.774 1,463.833 1,498.762 170,610 227,822 252,567 440,571 758,500 0.00 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.431222 $1.425629 $1.327083 $1.257299 $1.247340 $1.165217 $0.947349 $1.224074 $1.171155 $1.089628	$1.379152 $1.431222 $1.425629 $1.327083 $1.257299 $1.247340 $1.165217 $0.947349 $1.224074 $1.171155	685,685.216 710,192.277 731,848.316 953,578 997,833 1,303,849 1,366,667 1,401,661 1,358,499 1,561,960

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.598473 $1.584634 $1.273201 $1.150482 $1.238843 $1.097291 $0.860182 $1.450055 $1.369464 $1.206326	$1.540754 $1.598473 $1.584634 $1.273201 $1.150482 $1.238843 $1.097291 $0.860182 $1.450055 $1.369464	555,881.484 614,614.995 687,940.659 822,685 864,771 946,667 1,110,790 1,127,698 1,506,693 1,509,452
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.537781 $1.521906 $1.364874 $1.270401 $1.286295 $1.185993 $0.954355 $1.313195 $1.237911 $1.130300	$1.476800 $1.537781 $1.521906 $1.364874 $1.270401 $1.286295 $1.185993 $0.954355 $1.313195 $1.237911	1,467,272.669 1,875,309.409 2,318,518.145 2,382,147 2,681,903 2,734,018 3,259,062 3,849,537 3,892,195 3,810,766
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.587417 $1.573506 $1.342286 $1.235071 $1.283385 $1.159440 $0.920794 $1.394096 $1.316326 $1.177278	$1.523812 $1.587417 $1.573506 $1.342286 $1.235071 $1.283385 $1.159440 $0.920794 $1.394096 $1.316326	1,935,132.178 2,087,264.713 2,471,488.628 2,697,431 2,910,759 3,147,707 3,691,162 4,043,657 4,807,893 3,739,333
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.897849 $1.721762 $1.345710 $1.226048 $1.215152 $1.120274 $1.000441 $1.540905 $1.499701 $1.305855	$1.797266 $1.897849 $1.721762 $1.345710 $1.226048 $1.215152 $1.120274 $1.000441 $1.540905 $1.499701	64,989.656 109,056.443 148,051.886 156,815 136,258 143,832 122,595 100,167 137,000 131,211
TA BlackRock Tactical Allocation - Service Class Subaccount Inception date April 29, 2014	2015 2014	$1.034612 $1.003049	$1.017551 $1.034612	174,614.007 142,495.730
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.052734 $1.839948 $1.801656 $1.464035 $1.581742 $1.393108 $1.063653 $1.878523 $2.049361 $1.466397	$2.003776 $2.052734 $1.839948 $1.801656 $1.464035 $1.581742 $1.393108 $1.063653 $1.878523 $2.049361	23,425.980 39,279.092 68,924.093 69,104 77,832 95,176 88,880 79,162 145,028 203,011

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435 $1.000000	$1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435	224,895.992 229,576.137 231,859.371 227,978 236,300 294,369 323,507 341,246 319,197 145,864
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.211840 $1.141264 $0.973748 $0.879039 $1.000840 $0.985787 $0.986574	$1.194807 $1.211840 $1.141264 $0.973748 $0.879039 $1.000840 $0.985787	15,126.811 48,656.609 18,068.169 6,711 6,744 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.027748 $2.064570 $1.510191 $1.409990 $1.538210 $1.169370 $0.741626 $1.406198 $1.168303 $1.082544	$1.891704 $2.027748 $2.064570 $1.510191 $1.409990 $1.538210 $1.169370 $0.741626 $1.406198 $1.168303	54,961.919 81,731.891 144,528.478 94,053 129,141 74,751 46,639 58,664 45,472 9,119
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.703823 $1.575957 $1.165603 $1.025697 $1.049655 $1.000000	$1.864239 $1.703823 $1.575957 $1.165603 $1.025697 $1.049655	18,932.315 32,509.882 29,560.936 27,937 56,983 19,766
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.413577 $1.365806 $1.417154 $1.373916 $1.300956 $1.223316 $1.135722 $1.095824 $1.043861 $1.022863	$1.396662 $1.413577 $1.365806 $1.417154 $1.373916 $1.300956 $1.223316 $1.135722 $1.095824 $1.043861	37,700.093 103,430.926 138,219.667 126,201 73,483 73,079 90,338 178,293 73,752 71,778
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.858575 $1.656043 $1.272724 $1.113361 $1.125251 $0.994909 $0.781287 $1.269939 $1.236528 $1.092210	$1.823720 $1.858575 $1.656043 $1.272724 $1.113361 $1.125251 $0.994909 $0.781287 $1.269939 $1.236528	52,164.211 49,596.682 60,559.331 75,626 66,564 55,556 89,902 90,636 78,167 64,218

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.179555 $1.127054 $1.087013 $1.027226 $1.008363 $1.028279 $1.004587 $1.069948 $1.094260 $1.084373	$1.156886 $1.179555 $1.127054 $1.087013 $1.027226 $1.008363 $1.028279 $1.004587 $1.069948 $1.094260	58,245.808 60,513.745 99,381.194 100,554 169,233 313,466 350,519 364,803 145,504 174,053
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.160456 $1.086300 $1.008581 $1.000000	$1.119013 $1.160456 $1.086300 $1.008581	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.217153 $1.142576 $1.003629 $1.000000	$1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541 $1.000000	$1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541	18,369.803 18,621.652 18,862.742 0 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522 $1.000000	$1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522	0.000 0.000 0.000 0 0 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.185044 $1.113805 $0.989610 $1.000000	$1.129126 $1.185044 $1.113805 $0.989610	0.000 0.000 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.034096 $1.110193 $0.957301 $0.797723 $0.902265 $0.830636 $0.637876 $1.004971 $1.000000	$1.015843 $1.034096 $1.110193 $0.957301 $0.797723 $0.902265 $0.830636 $0.637876 $1.004971	9,967.734 25,326.619 26,078.798 49,449 3,472 23,219 36,372 40,334 45,796

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.905237 $1.828910 $1.255865 $1.107105 $1.195837 $0.955548 $0.760670 $1.217324 $1.226920 $1.053227	$2.090986 $1.905237 $1.828910 $1.255865 $1.107105 $1.195837 $0.955548 $0.760670 $1.217324 $1.226920	101,916.119 93,462.249 97,306.617 104,422 104,936 104,856 52,374 73,208 114,108 118,439
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.959316 $1.800650 $1.552856 $1.403107 $1.373290 $1.125692 $0.907698 $1.367159 $1.224650 $1.143621	$1.928200 $1.959316 $1.800650 $1.552856 $1.403107 $1.373290 $1.125692 $0.907698 $1.367159 $1.224650	106,221.667 91,918.507 104,662.482 114,300 120,344 375,506 371,700 170,777 252,522 127,345
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.073236 $1.010717 $0.917670 $0.922901 $0.970248 $1.020612 $0.998161	$1.029940 $1.073236 $1.010717 $0.917670 $0.922901 $0.970248 $1.020612	0.000 0.000 5,242.033 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.023688 $0.956145 $0.897748 $0.898047 $0.985454 $1.022364 $0.997267	$0.987131 $1.023688 $0.956145 $0.897748 $0.898047 $0.985454 $1.022364	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.038479 $0.991192 $0.861741 $0.869166 $0.998612 $1.021282 $0.996399	$0.987279 $1.038479 $0.991192 $0.861741 $0.869166 $0.998612 $1.021282	0.000 0.000 0.000 0 0 0 4,727
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.391379 $1.354196 $1.414294 $1.338324 $1.282702 $1.218101 $1.068650 $1.119678 $1.045123 $1.021468	$1.377226 $1.391379 $1.354196 $1.414294 $1.338324 $1.282702 $1.218101 $1.068650 $1.119678 $1.045123	42,022.531 103,827.066 146,848.077 228,883 197,494 418,369 520,462 271,801 53,241 30,355
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.136922 $1.114355 $1.056897 $1.005208 $0.000000	$1.093141 $1.136922 $1.114355 $1.056897 $1.005208	126,279.424 65,230.777 74,950.319 9,346 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.138069 $1.115373 $1.019352 $1.000000	$1.072760 $1.138069 $1.115373 $1.019352	0.000 65,502.213 77,430.707 9,781

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.259431 $1.238991 $1.079930 $0.988472 $0.000000	$1.159156 $1.259431 $1.238991 $1.079930 $0.988472	6,331.053 5,016.689 1,865.061 108,741 108,741
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.817987 $2.727128 $2.035749 $1.781655 $1.862452 $1.454271 $1.033459 $1.780437 $1.453626 $1.252891	$2.699117 $2.817987 $2.727128 $2.035749 $1.781655 $1.862452 $1.454271 $1.033459 $1.780437 $1.453626	179,542.477 205,037.600 244,324.885 125,788 123,388 155,480 145,075 156,456 219,739 176,274
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.357313 $2.253165 $1.592269 $1.401129 $1.401596 $1.061704 $0.779402 $1.244635 $1.156758 $1.136685	$2.371349 $2.357313 $2.253165 $1.592269 $1.401129 $1.401596 $1.061704 $0.779402 $1.244635 $1.156758	22,447.737 31,260.145 102,438.858 59,264 38,108 65,378 37,128 53,044 42,633 44,325
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.834150 $1.680527 $1.291556 $1.162197 $1.228444 $1.061849 $0.836563 $1.578432 $1.381405 $1.294267	$1.925554 $1.834150 $1.680527 $1.291556 $1.162197 $1.228444 $1.061849 $0.836563 $1.578432 $1.381405	184,962.472 181,453.999 185,417.734 186,586 214,815 103,340 157,570 140,732 170,049 129,285

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.590042 $1.577001 $1.454904 $1.294044 $1.278324 $1.114909 $0.967939 $1.030368 $1.000000	$1.568962 $1.590042 $1.577001 $1.454904 $1.294044 $1.278324 $1.114929 $0.967939 $1.030368	109,055.228 249,584.449 217,111.149 154,709 341,111 483,053 1,239,527 1,183,180 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	276,834.807 276,997.516 116,733.593 83,089 123,547 120,154 91,274 4,248

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.878701 $1.683213 $1.295178 $1.136975 $1.133764 $1.003023 $0.806068 $1.302036 $1.256568 $1.104801	$1.870969 $1.878701 $1.683213 $1.295178 $1.136975 $1.133764 $1.003023 $0.806068 $1.302036 $1.256568	401,034.040 556,336.081 1,094,621.111 675,833 595,983 816,193 723,849 693,664 1,200,240 822,286
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	10,094.965 10,267.865 72,366.525 183,297 145,305 127,828 116,237 4,660
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.867593 $0.894642 $0.789810 $0.694263 $0.965241 $0.860100 $0.566146 $1.168595 $1.000000	$0.774601 $0.867593 $0.894642 $0.789810 $0.694263 $0.965241 $0.860100 $0.566146 $1.168595	124,314.926 268,396.989 366,287.492 420,371 326,913 1,097,138 1,519,853 480,885 286,322
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.122661 $1.120609 $0.960393 $0.898623 $1.087780 $0.851293 $0.532145 $1.111999 $1.000000	$0.952067 $1.122661 $1.120609 $0.960393 $0.898623 $1.087780 $0.851293 $0.532145 $1.111999	70,272.784 74,473.771 137,372.156 134,277 804,291 1,094,999 1,245,988 709,133 1,213,353
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.239083 $1.128275 $0.882573 $0.786626 $0.798394 $0.719828 $0.587586 $0.956882 $1.000000	$1.215178 $1.239083 $1.128275 $0.882573 $0.786626 $0.798394 $0.719828 $0.587586 $0.956882	558,090.981 1,480,257.854 694,339.527 590,497 242,002 1,670,416 2,811,841 10,080 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.820104 $1.642703 $1.192070 $0.991018 $0.953426 $0.797210 $0.618614 $0.915135 $1.000000	$1.877296 $1.820104 $1.642703 $1.192070 $0.991018 $0.953426 $0.797210 $0.618614 $0.915135	56,618.720 69,035.000 94,005.037 45,467 470,634 251,451 52,493 11,281 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.710848 $0.747063 $0.810321 $0.771827 $0.975623 $0.902116 $0.563961 $1.147062 $1.000000	$0.578729 $0.710848 $0.747063 $0.810321 $0.771827 $0.975623 $0.902116 $0.563961 $1.147062	303,554.745 532,516.961 1,059,083.231 978,190 379,737 2,820,053 2,383,553 528,098 103,211
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.832023 $0.924447 $0.771412 $0.671579 $0.748109 $0.739847 $0.567634 $1.028988 $1.000000	$0.730549 $0.832023 $0.924447 $0.771412 $0.671579 $0.748109 $0.739847 $0.567634 $1.028988	229,370.527 241,236.819 110,461.081 190,173 42,169 39,320 65,668 139,591 1,863,053
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.752236 $0.873584 $0.904878 $0.925649 $0.965815 $1.006338 $0.988656 $1.057631 $1.000000	$0.666936 $0.752236 $0.873584 $0.904878 $0.925649 $0.965815 $1.006338 $0.988656 $1.057631	11,932.126 14,010.387 14,612.156 15,245 56,625 46,085 125,054 122,340 30,009
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.787130 $0.707547 $0.543738 $0.442504 $0.521232 $0.476920 $0.420885 $0.863846 $1.000000	$0.763907 $0.787130 $0.707547 $0.543738 $0.442504 $0.521232 $0.476920 $0.420885 $0.863846	203,133.954 585,780.699 690,695.698 147,985 137,995 840,665 905,785 617,721 10,864
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.741309 $0.818820 $0.695515 $0.608963 $0.721547 $0.679357 $0.553209 $1.010008 $1.000000	$0.704626 $0.741309 $0.818820 $0.695515 $0.608963 $0.721547 $0.679357 $0.553209 $1.010008	350,211.381 364,183.822 582,335.581 711,812 467,194 2,365,967 1,699,885 100,849 46,220
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.768468 $0.755613 $0.517380 $0.427142 $0.532208 $0.577952 $0.531699 $0.912345 $1.000000	$0.801086 $0.768468 $0.755613 $0.517380 $0.427142 $0.532208 $0.577952 $0.531699 $0.912345	32,651.166 1,755.464 54,089.901 0 263,283 49,622 26,949 14,677 15,624

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.391164 $1.311709 $1.017936 $0.894304 $0.947322 $0.775131 $0.592091 $0.975170 $1.000000	$1.309614 $1.391164 $1.311709 $1.017936 $0.894304 $0.947322 $0.775131 $0.592091 $0.975170	211,177.178 547,900.462 606,660.853 475,810 366,640 277,314 911,810 177,566 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.919532 $0.933096 $0.946936 $0.961014 $0.975208 $0.989638 $1.004153 $1.010793 $1.000000	$0.906128 $0.919532 $0.933096 $0.946936 $0.961014 $0.975208 $0.989638 $1.004153 $1.010793	1,248,445.709 1,693,203.783 1,003,903.844 1,048,579 2,931,180 940,798 3,370,182 5,748,238 4,732,871
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.833152 $1.590223 $1.202066 $1.049791 $1.050226 $0.901497 $0.601949 $1.062329 $1.000000	$1.940704 $1.833158 $1.590223 $1.202066 $1.049791 $1.050226 $0.901497 $0.601949 $1.062329	231,749.227 224,554.344 256,687.749 165,109 1,015,907 752,809 544,242 134,963 67,304
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.980488 $1.116543 $0.913422 $0.901092 $0.894486 $0.770963 $0.677516 $1.090746 $1.000000	$0.740210 $0.980488 $1.116543 $0.913422 $0.901092 $0.894486 $0.770963 $0.677516 $1.090746	189,478.746 234,459.700 347,090.940 287,275 909,799 1,661,066 1,009,331 875,970 326,437
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.737060 $1.477140 $1.139051 $1.033684 $0.903420 $0.912621 $0.792421 $0.999291 $1.000000	$1.787429 $1.737060 $1.477140 $1.139051 $1.033684 $0.903420 $0.912621 $0.792421 $0.999291	148,461.800 74,359.983 197,803.999 184,973 405,004 87,706 148,447 283,595 4,749
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.430954 $0.574549 $0.939784 $1.116355 $1.402574 $1.079645 $0.803253 $1.177574 $1.000000	$0.285099 $0.430954 $0.574549 $0.939784 $1.116355 $1.402574 $1.070945 $0.803253 $1.177574	300,592.135 460,689.947 442,323.427 693,744 962,860 818,582 571,533 709,848 300,004

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.382696 $0.400168 $0.407106 $0.475238 $0.435882 $0.542321 $1.073337 $0.823937 $1.000000	$0.420465 $0.382696 $0.400168 $0.407106 $0.475238 $0.435882 $0.542321 $1.073337 $0.823937	84,534.797 37,689.697 36,520.620 39,213 40,095 110,200 160,140 148,784 30,180
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.480453 $0.474381 $0.609550 $0.774934 $0.772607 $0.919315 $1.338416 $0.982833 $1.000000	$0.455442 $0.480453 $0.474381 $0.609550 $0.774934 $0.772607 $0.919315 $1.338416 $0.982833	25,911.610 22,565.045 20,563.198 22,633 24,070 30,936 118,922 159,224 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.251272 $0.316363 $0.454854 $0.568603 $0.644640 $0.830203 $1.420088 $0.972868 $1.000000	$0.215270 $0.251272 $0.316363 $0.454854 $0.568603 $0.644640 $0.830203 $1.420088 $0.972868	52,533.701 50,881.776 92,796.220 128,908 74,039 81,099 128,047 113,508 6,757
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.267310 $0.298913 $0.441315 $0.552805 $0.617176 $0.881623 $1.323222 $1.082446 $1.000000	$0.261192 $0.267310 $0.298913 $0.441315 $0.552805 $0.617176 $0.881623 $1.323222 $1.082446	52,399.650 52,333.227 51,403.409 49,332 53,167 131,351 92,521 72,748 32,879
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262120 $1.250073 $0.924904 $0.818176 $0.880205 $0.715926 $0.576400 $0.905727 $1.000000	$1.166273 $1.262120 $1.250073 $0.924904 $0.818176 $0.880205 $0.715926 $0.576400 $0.905727	213,381.860 521,746.220 645,717.292 483,764 98,363 346,026 146,198 95,097 53,675
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.364422 $1.308797 $0.964901 $0.843207 $0.892448 $0.741863 $0.625401 $0.915826 $1.000000	$1.232978 $1.364422 $1.308797 $0.964901 $0.843207 $0.892448 $0.741863 $0.625401 $0.915826	52,754.343 51,930.057 352,647.447 172,771 13,019 115,604 372,858 317,475 17,981

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.935908 $0.944596 $0.855513 $0.745296 $0.742578 $0.651519 $0.616193 $0.953755 $1.000000	$0.936105 $0.935908 $0.944596 $0.855513 $0.745296 $0.742578 $0.651519 $0.616193 $0.953755	20,223.013 27,400.087 114,038.059 604,761 30,768 499,905 48,681 68 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.161641 $1.118879 $0.608404 $0.476835 $0.596291 $0.407731 $0.295236 $0.886293 $1.000000	$0.995964 $1.161641 $1.118879 $0.608404 0.476835 $0.596291 $0.407731 $0.295236 $0.886293	30,641.043 107,803.774 216,461.629 43,282 104,016 373,964 778,330 67,518 9,778
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.731163 $1.288293 $1.616561 $1.625116 $1.149283 $1.059360 $1.595787 $1.081581 $1.000000	$1.609348 $1.731163 $1.288293 $1.616561 $1.625116 $1.149283 $1.059360 $1.595787 $1.081581	50,267.978 165,849.334 47,869.997 249,907 172,850 225,417 360,713 707,081 327,769
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.320814 $1.064964 $0.953938 $0.966953 $0.835191 $0.800103 $0.733367 $1.074139 $1.000000	$1.217980 $1.320814 $1.064964 $0.953938 $0.966953 $0.835191 $0.800103 $0.733367 $1.074139	64,465.548 110,446.552 127,415.583 549,771 1,165,035 616,129 330,569 297,222 1,921,556
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.369530 $1.319412 $1.252913 $1.202130 $1.200133 $1.116003 $0.863600 $1.391399 $1.194028 $1.095234	$1.343646 $1.369530 $1.319412 $1.252913 $1.202130 $1.200133 $1.116003 $0.863600 $1.391399 $1.194028	255,520.244 394,722.238 292,427.318 337,810 815,630 1,059,133 725,021 538,077 768,163 773,660
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.730347 $1.695189 $1.618221 $1.402741 $1.361949 $1.232408 $0.851767 $1.159947 $1.157439 $1.062008	$1.631468 $1.730347 $1.695189 $1.618221 $1.402741 $1.361949 $1.232408 $0.851767 $1.159947 $1.157439	622,156.951 813,115.240 1,642,847.569 2,939,254 2,795,667 3,363,687 2,110,726 420,671 734,552 1,370,080

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.982171 $0.996813 $1.011749 $1.026951 $1.042250 $1.057853 $1.073551 $1.066625 $1.033454 $1.004030	$0.967688 $0.982171 $0.996813 $1.011749 $1.026951 $1.042250 $1.057853 $1.073551 $1.066625 $1.033454	3,504,524.765 2,565,655.044 4,082,168.237 6,351,476 10,139,264 12,273,033 15,172,709 26,254,341 6,542,781 5,214,197
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483 $1.130443 $1.068245 $1.025081 $1.009539	$1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483 $1.130443 $1.068245 $1.025081	1,094,411.000 1,422,345.432 2,185,346.747 2,772,629 3,397,411 3,868,350 4,796,583 6,632,759 503,358 491,167
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483 $1.130443 $1.068245 $1.025081 $1.009539	$1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483 $1.130443 $1.068245 $1.025081	8,795,201.355 7,612.095.483 8,054,692.115 34,901,995 49,145,334 32,477,224 55,499,845 86,447,326 2,524,107 83,026
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.438998 $1.432659 $1.332971 $1.262232 $1.251623 $1.168640 $0.949666 $1.226456 $1.172863 $1.090692	$1.387323 $1.438998 $1.432659 $1.332971 $1.262232 $1.251623 $1.168640 $0.949666 $1.226456 $1.172863	12,066,574.122 14,795,958.882 19,372,385.699 26,313,349 25,079,419 27,712,543 30,084,967 24,847,589 21,950,893 17,780,460
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.607145 $1.592446 $1.278853 $1.155010 $1.243101 $1.100521 $0.862274 $1.452868 $1.371454 $1.207480	$1.549873 $1.607145 $1.592446 $1.278853 $1.155010 $1.243101 $1.100521 $0.862274 $1.452868 $1.371454	16,663,551.066 23,113,830.543 28,088,080.618 23,918,415 26,672,882 34,348,040 36,414,160 39,045,964 62,598,944 56,059,145
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.546122 $1.529402 $1.370925 $1.275400 $1.290702 $1.189483 $0.956698 $1.315767 $1.239728 $1.131412	$1.485547 $1.546122 $1.529402 $1.370925 $1.275400 $1.290702 $1.189483 $0.956698 $1.315767 $1.239728	28,970,198.547 34,523,387.136 40,997,023.807 46,563,305 53,451,867 62,168,068 70,185,774 63,844,826 88,466,273 85,301,959

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.595986 $1.581232 $1.348206 $1.239917 $1.287790 $1.162860 $0.923050 $1.396825 $1.318249 $1.178429	$1.532782 $1.595986 $1.581232 $1.348206 $1.239917 $1.287790 $1.162860 $0.923050 $1.396825 $1.318249	77,627,502.162 91,897,967.033 106,827,698.689 107,754,562 111,789,160 135,072,534 138,346,800 135,127,392 165,419,472 150,092,330
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.908094 $1.730200 $1.351642 $1.230848 $1.219304 $1.123538 $1.002877 $1.543893 $1.501867 $1.307095	$1.807866 $1.908094 $1.730200 $1.351642 $1.230848 $1.219304 $1.123538 $1.002877 $1.543893 $1.501867	1,903,649.498 2,731,092.739 3,151,369.645 2,825,457 3,402,092 3,675,388 2,295,840 1,592,102 3,495,038 4,025,600
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.034952 $1.003050	$1.018395 $1.034952	1,484,738.467 2,215,355.432
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.063864 $1.849007 $1.809635 $1.469797 $1.587181 $1.397210 $1.066253 $1.882175 $2.052326 $1.467798	$2.015629 $2.063864 $1.849007 $1.809635 $1.469797 $1.587181 $1.397210 $1.066253 $1.882175 $2.052326	879,824.503 1,187,447.562 1,443,140.391 1,785,134 1,842,180 2,389,432 1,917,463 1,863,659 3,594,492 5,386,808
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768 $1.000000	$1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768	5,079,398.027 6,055,060.451 7,270,355.267 7,691,863 8,045,933 9,187,088 10,105,795 10,055,121 8,528,289 3,388,543
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	273,410.949 252,129.335 207,181.557 179,276 219,351 391,671 78,695
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.038709 $2.074713 $1.516863 $1.415524 $1.543486 $1.172796 $0.743435 $1.408940 $1.169999 $1.083581	$1.902874 $2.038709 $2.074713 $1.516863 $1.415524 $1.543486 $1.172796 $0.743435 $1.408940 $1.169999	1,008,509.245 1,410,680.588 1,748,714.826 1,558,975 2,571,234 1,923,286 879,704 721,363 1,632,812 757,663

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.707700 $1.578776 $1.167123 $1.026534 $1.050003 $1.000000	$1.869409 $1.707700 $1.578776 $1.167123 $1.026534 $1.050003	1,101,616.692 1,250,772.072 1,340,200.237 1,030,318 1,530,999 1,205,266
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.421235 $1.372523 $1.423424 $1.379309 $1.305416 $1.226908 $1.138484 $1.097942 $1.045357 $1.023833	$1.404913 $1.421235 $1.372523 $1.423424 $1.379309 $1.305416 $1.226908 $1.138484 $1.097942 $1.045357	1,750,378.806 2,298,602.229 2,329,603.971 3,847,377 3,385,136 2,772,625 3,721,207 2,884,774 3,440,861 3,536,806
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.868577 $1.664139 $1.278316 $1.117704 $1.129096 $0.997814 $0.783187 $1.272410 $1.238329 $1.093260	$1.834445 $1.868577 $1.664139 $1.278316 $1.117704 $1.129096 $0.997814 $0.783187 $1.272410 $1.238329	327,552.327 264,938.137 574,537.223 942,499 494,733 271,632 333,608 263,046 383,657 857,799
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.185950 $1.132618 $1.091838 $1.031274 $1.011845 $1.031315 $1.007067 $1.072059 $1.095858 $1.085430	$1.163731 $1.185950 $1.132618 $1.091838 $1.031274 $1.011845 $1.031315 $1.007067 $1.072059 $1.095858	1,499,175.838 1,762,111.171 1,728,328.972 1,899,976 2,184,400 2,524,481 2,711,619 2,552,391 4,593,319 6,814,686
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	0.000 6,711.717 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	9,480.701 12,052.199 6,845.742 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	487,980.022 666,696.190 428,720.917 282,214 350,587 360,522 402,275 93,778
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	427,400.198 378,201.869 252,338.815 328,477 183,139 184,846 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	1,151,098.552 1,262,206.653 1,134,496.741 519,838 561,741 567,834 486,051 617,161
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.186379 $1.114515 $0.989747 $1.000000	$1.130959 $1.186379 $1.114515 $0.989747	28,931.318 30,314.765 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.037971 $1.113806 $0.959949 $0.799533 $0.903862 $0.831700 $0.638385 $1.005301 $1.000000	$1.020153 $1.037971 $1.113806 $0.959949 $0.799533 $0.903862 $0.831700 $0.638385 $1.005301	987,956.969 1,559,621.172 1,979,346.011 1,554,927 817,520 1,395,246 1,145,200 903,506 676,088
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.915526 $1.837893 $1.261426 $1.111454 $1.199948 $0.958353 $0.762538 $1.219714 $1.228722 $1.054253	$2.103315 $1.915526 $1.837893 $1.261426 $1.111454 $1.199948 $0.958353 $0.762538 $1.219714 $1.228722	884,504.052 763,735.448 882,412.623 710,656 718,555 861,820 868,676 962,785 1,639,428 1,864,602
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.969835 $1.809434 $1.559660 $1.408564 $1.377957 $1.128982 $0.909903 $1.369808 $1.226427 $1.144720	$1.939501 $1.969835 $1.809434 $1.559660 $1.408564 $1.377957 $1.128982 $0.909903 $1.369808 $1.226427	4,616,432.989 4,414,290.257 4,034,413.719 3,695,937 3,656,654 3,303,572 2,511,053 1,611,889 2,126,335 1,700,807
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	341,591.568 299,588.789 438,618.168 622,393 913,834 762,095 29,448
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	153,115.405 193,079.448 309,251.785 277,322 394,448 384,843 41,194

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	192,686.212 217,793.612 208,556.390 183,293 173,668 147,468 149,896
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.398920 $1.360857 $1.420548 $1.343583 $1.287123 $1.221698 $1.071283 $1.121880 $1.046662 $1.022468	$1.385369 $1.398920 $1.360857 $1.420548 $1.343583 $1.287123 $1.221698 $1.071283 $1.121880 $1.046662	2,679,763.612 3,553,698.333 4,278,402.256 5,570,896 6,329,179 6,692,702 5,073,335 3,759,368 1,877,173 1,750,695
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.138638 $1.115498 $1.057458 $1.005235 $0.000000	$1.095330 $1.138638 $1.115498 $1.057458 $1.005235	821,572.019 832,539.074 182,441.651 209,851 85,110
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.139559 $1.116284 $1.019685 $1.000000	$1.074696 $1.139559 $1.116284 $1.019685	258,922.174 409,632.716 221,442.753 31,079
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.261331 $1.240251 $1.080491 $0.988500 $0.000000	$1.161481 $1.261331 $1.240251 $1.080491 $0.988500	326,899.188 512,721.871 426,955.890 369,874 342,336
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.832808 $2.740114 $2.044441 $1.788376 $1.868566 $1.458329 $1.035826 $1.783618 $1.455505 $1.253895	$2.714652 $2.832808 $2.740114 $2.044441 $1.788376 $1.868566 $1.458329 $1.035826 $1.783618 $1.455505	2,362,782.945 3,141,064.985 3,771,115.948 1,736,987 2,329,894 2,887,567 3,214,157 3,378,931 5,288,410 3,260,354
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.370099 $2.264274 $1.599346 $1.406671 $1.406447 $1.064842 $0.781328 $1.247090 $1.158460 $1.137788	$2.385386 $2.370099 $2.264274 $1.599346 $1.406671 $1.406447 $1.064842 $0.781328 $1.247090 $1.158460	815,342.069 1,078,817.449 1,392,366.362 1,155,998 900,737 1,399,627 907,749 920,090 1,223,144 2,119,133
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.844122 $1.688825 $1.297296 $1.166780 $1.232684 $1.064988 $0.838623 $1.581529 $1.383426 $1.295525	$1.936975 $1.844122 $1.688825 $1.297296 $1.166780 $1.232684 $1.064988 $0.838623 $1.581529 $1.383426	4,114,782.510 5,351,624.428 6,164,959.357 5,341,440 6,218,447 5,666,454 6,258,668 5,646,875 10,614,234 11,409,225

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.753172 $1.737940 $1.602590 $1.424715 $1.406717 $1.226307 $1.000000	$1.730769 $1.753172 $1.737940 $1.602590 $1.424715 $1.406717 $1.226307	0.000 0.000 0.000 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009	$1.681298 $1.595594 $1.394924 $1.250761 $1.311435 $1.208620 $1.000000	$1.675399 $1.681298 $1.595594 $1.394924 $1.250761 $1.311435 $1.208620	0.000 0.000 0.000 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.790476 $1.603379 $1.233136 $1.081981 $1.078396 $0.953569 $0.765955	$1.783988 $1.790476 $1.603379 $1.233136 $1.081981 $1.078396 $0.953569	0.000 0.000 0.000 0 0 0 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009	$1.833957 $1.813417 $1.489665 $1.314237 $1.357922 $1.251483 $1.000000	$1.692440 $1.833957 $1.813417 $1.489665 $1.314237 $1.357922 $1.251483	0.000 0.000 0.000 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.280075 $1.319327 $1.164162 $1.022822 $1.421355 $1.265897 $1.000000	$1.143424 $1.280075 $1.319327 $1.164162 $1.022822 $1.421355 $1.265897	0.000 0.000 0.000 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.759353 $1.755269 $1.503577 $1.406156 $1.701306 $1.330779 $1.000000	$1.492759 $1.759353 $1.755269 $1.503577 $1.406156 $1.701306 $1.330779	0.000 0.000 0.000 0 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.767744 $2.496759 $1.810946 $1.504771 $1.446987 $1.209301 $1.000000	$2.856121 $2.767744 $2.496759 $1.810946 $1.504771 $1.446987 $1.209301	0.000 0.000 0.000 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.029862 $1.081796 $1.172812 $1.116545 $1.410670 $1.303756 $1.000000	$0.838871 $1.029862 $1.081796 $1.172812 $1.116545 $1.410670 $1.303756	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.454212 $1.614946 $1.346948 $1.172059 $1.304979 $1.289918 $1.000000	$1.277505 $1.454212 $1.614946 $1.346948 $1.172059 $1.304979 $1.289918	0.000 0.000 0.000 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.792397 $0.919775 $0.952256 $0.973640 $1.015386 $1.057468 $1.000000	$0.702892 $0.792397 $0.919775 $0.952256 $0.973640 $1.015386 $1.057468	0.000 0.000 0.000 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.998697 $1.795723 $1.379305 $1.121928 $1.320876 $1.207996 $1.000000	$1.940683 $1.998697 $1.795723 $1.379305 $1.121928 $1.320876 $1.207996	0.000 0.000 0.000 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.381692 $1.525404 $1.295066 $1.133353 $1.342232 $1.263119 $1.000000	$1.313969 $1.381692 $1.525404 $1.295066 $1.133353 $1.342232 $1.263119	0.000 0.000 0.000 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.453207 $1.428194 $0.977425 $0.806560 $1.004447 $1.090254 $1.000000	$1.515643 $1.453207 $1.428194 $0.977425 $0.806560 $1.004447 $1.090254	0.000 0.000 0.000 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.210654 $2.083361 $1.615982 $1.419010 $1.502397 $1.228705 $1.000000	$2.082089 $2.210654 $2.083361 $1.615982 $1.419010 $1.502397 $1.228705	0.000 0.000 0.000 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.437903 $1.636615 $1.338213 $1.319485 $1.309174 $1.127829 $1.000000	$1.086072 $1.437903 $1.636615 $1.338213 $1.319485 $1.309174 $1.127826	0.000 0.000 0.000 0 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.449902 $2.082297 $1.604908 $1.455722 $1.271652 $1.283970 $1.000000	$2.522176 $2.449902 $2.082297 $1.604908 $1.455722 $1.271652 $1.283970	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.521098 $0.694380 $1.135233 $1.347851 $1.692592 $1.291746 $1.000000	$0.344903 $0.521098 $0.694380 $1.135233 $1.347851 $1.692592 $1.291746	0.000 0.000 0.000 0 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.490236 $0.512353 $0.520980 $0.607859 $0.557247 $0.692979 $1.000000	$0.538889 $0.490236 $0.512353 $0.520980 $0.607859 $0.557247 $0.692979	0.000 0.000 0.000 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.383928 $0.378888 $0.486612 $0.618329 $0.616162 $0.732801 $1.000000	$0.364116 $0.383928 $0.378888 $0.486612 $0.618329 $0.616162 $0.732801	0.000 0.000 0.000 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.221756 $0.279055 $0.401020 $0.501040 $0.567767 $0.730834 $1.000000	$0.190078 $0.221756 $0.279055 $0.401020 $0.501040 $0.567767 $0.730834	0.000 0.000 0.000 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.204887 $2.113945 $1.557710 $1.360581 $1.439333 $1.195885 $1.000000	$1.993455 $2.204887 $2.113945 $1.557710 $1.360581 $1.439333 $1.195885	0.000 0.000 0.000 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.528556 $1.542002 $1.395894 $1.215463 $1.210454 $1.061498 $1.000000	$1.529625 $1.528556 $1.542002 $1.395894 $1.215463 $1.210454 $1.061498	0.000 0.000 0.000 0 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$4.192676 $4.036354 $2.193739 $1.718487 $2.147900 $1.467943 $1.000000	$3.596502 $4.192676 $4.036354 $2.193739 $1.718487 $2.147900 $1.467943	0.000 0.000 0.000 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.473362 $1.095907 $1.374485 $1.381069 $0.976213 $0.899390 $1.000000	$1.370370 $1.473362 $1.095907 $1.374485 $1.381069 $0.976213 $0.899390	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.959611 $1.579245 $1.413905 $1.432491 $1.236687 $1.184159 $1.000000	$1.807922 $1.959611 $1.579245 $1.413905 $1.432491 $1.236687 $1.184159	0.000 0.000 0.000 0 0 0 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.367830 $1.317120 $1.250116 $1.198858 $1.196285 $1.111884 $0.859987	$1.342624 $1.367830 $1.317120 $1.250116 $1.198858 $1.196285 $1.111884	0.000 0.000 0.000 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.672397 $1.637609 $1.562482 $1.353757 $1.313738 $1.188199 $0.820813	$1.577602 $1.672397 $1.637609 $1.562482 $1.353757 $1.313738 $1.188199	0.000 0.000 0.000 0 0 0 0
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$0.991548 $1.005832 $1.020403 $1.035212 $1.050132 $1.065312 $1.080617	$0.977393 $0.991548 $1.005832 $1.020403 $1.035212 $1.050132 $1.065312	17,532.954 17,563.535 17,593.677 17,623 17,653 17,682 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487 $1.116258	$1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487	0.000 0.000 0.000 0 0 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487 $1.116258	$1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487	0.000 0.000 0.000 0 0 0 0
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.390341 $1.383539 $1.286625 $1.217763 $1.206930 $1.126367 $0.914860	$1.341086 $1.390341 $1.383539 $1.286625 $1.217763 $1.206930 $1.126367	0.000 0.000 0.000 0 0 0 0
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.496210 $1.481793 $1.189401 $1.073699 $1.155024 $1.022041 $0.800403	$1.443602 $1.496210 $1.481793 $1.189401 $1.073699 $1.155024 $1.022041	0.000 0.000 0.000 0 0 1,756 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.471551 $1.454917 $1.303526 $1.212097 $1.226047 $1.129335 $0.907877	$1.414601 $1.471551 $1.454917 $1.303526 $1.212097 $1.226047 $1.129335	0.000 0.000 0.000 0 0 0 0
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.493460 $1.478919 $1.260355 $1.158539 $1.202679 $1.085472 $0.861199	$1.435031 $1.493460 $1.478919 $1.260355 $1.158539 $1.202679 $1.085472	0.000 0.000 0.000 0 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.622658 $1.470649 $1.148309 $1.045169 $1.034866 $0.953119 $0.850325	$1.538177 $1.622658 $1.470649 $1.148309 $1.045169 $1.034866 $0.953119	0.000 0.000 0.000 0 0 0 0
TA BlackRock Tactical Allocation - Service Class Inception Date April 29, 2014	2015 2014	$1.035297 $1.003051	$1.019229 $1.035297	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.597430 $1.430440 $1.399294 $1.135948 $1.226067 $1.078790 $0.822846	$1.560874 $1.597430 $1.430440 $1.399294 $1.135948 $1.226067 $1.078790	0.000 0.000 0.000 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894 $0.986576	$1.202045 $1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$2.043270 $2.078325 $1.518752 $1.416584 $1.543882 $1.172523 $0.742888	$1.908068 $2.043270 $2.078325 $1.518752 $1.416584 $1.543882 $1.172523	0.000 0.000 0.000 0 0 0 0
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.711663 $1.581650 $1.168672 $1.027388 $1.050358 $1.000000	$1.874672 $1.711663 $1.581650 $1.168672 $1.027388 $1.050358	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.385272 $1.337138 $1.386036 $1.342410 $1.269868 $1.192914 $1.106407	$1.370042 $1.385272 $1.337138 $1.386036 $1.342410 $1.269868 $1.192914	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.780922 $1.585293 $1.217149 $1.063693 $1.073994 $0.948654 $0.744233	$1.749244 $1.780922 $1.585293 $1.217149 $1.063693 $1.073994 $0.948654	0.000 0.000 0.000 0 0 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.137812 $1.086100 $1.046486 $0.987954 $0.968865 $0.987022 $0.963343	$1.117045 $1.137812 $1.086100 $1.046486 $0.987954 $0.968865 $0.987022	0.000 0.000 0.000 0 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.163517 $1.088082 $1.009242 $1.000000	$1.123074 $1.163517 $1.088082 $1.009242	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.220346 $1.144447 $1.004290 $1.000000	$1.167428 $1.220346 $1.144447 $1.004290	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.508818 $1.464097 $1.332948 $1.247608 $1.247366 $1.143221 $1.000000	$1.460930 $1.508818 $1.464097 $1.332948 $1.247608 $1.247366 $1.143221	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308 $0.999961	$1.237987 $1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.714639 $1.673055 $1.428950 $1.299609 $1.333522 $1.197178 $1.000000	$1.630726 $1.714639 $1.673055 $1.428950 $1.299609 $1.333522 $1.197178	0.000 0.000 0.000 0 0 0 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009	$1.655618 $1.775698 $1.529649 $1.273399 $1.438861 $1.323341 $1.000000	$1.627998 $1.655618 $1.775698 $1.529649 $1.273399 $1.438861 $1.323341	0.000 0.000 0.000 0 0 0 0
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.948638 $1.868748 $1.281960 $1.128988 $1.218281 $0.972516 $0.773416	$2.140728 $1.948638 $1.868748 $1.281960 $1.128988 $1.218281 $0.972516	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.877856 $1.724088 $1.485358 $1.340790 $1.311015 $1.073605 $0.864841	$1.849854 $1.877856 $1.724088 $1.485358 $1.340790 $1.311015 $1.073605	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733 $0.998164	$1.036185 $1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483 $0.997270	$0.993089 $1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402 $0.996402	$0.993257 $1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.367222 $1.329364 $1.386992 $1.311188 $1.255474 $1.191068 $1.043906	$1.354655 $1.367222 $1.329364 $1.386992 $1.311188 $1.255474 $1.191068	0.000 0.000 0.000 0 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.140349 $1.116613 $1.057997 $1.005265 $0.000000	$1.097519 $1.140349 $1.116613 $1.057997 $1.005265	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.141055 $1.117194 $1.020022 $1.000000	$1.076634 $1.141055 $1.117194 $1.020022	0.000 0.000 0.000 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.263229 $1.241510 $1.081058 $0.988528 $0.000000	$1.163803 $1.263229 $1.241510 $1.081058 $0.988528	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009	$2.514470 $2.430993 $1.812915 $1.585068 $1.655327 $1.291270 $0.916721	$2.410786 $2.514470 $2.430993 $1.812915 $1.585068 $1.655327 $1.291270	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$2.313160 $2.208782 $1.559370 $1.370824 $1.369933 $1.036697 $0.760301	$2.329233 $2.313160 $2.208782 $1.559370 $1.370824 $1.369933 $1.036697	0.000 0.000 0.000 0 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.679299 $1.537131 $1.180188 $1.060938 $1.120304 $0.967424 $0.761428	$1.764726 $1.679299 $1.537131 $1.180188 $1.060938 $1.120304 $0.967424	0.000 0.000 0.000 0 0 0 0

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.758097 $1.741963 $1.605501 $1.426586 $1.407869 $1.226708 $1.000000	$1.736493 $1.758097 $1.741963 $1.605501 $1.426586 $1.407869 $1.226708	0.000 0.000 0 0 0 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009	$1.685999 $1.599276 $1.397448 $1.252407 $1.312517 $1.209009 $1.000000	$1.680911 $1.685999 $1.599276 $1.397448 $1.252407 $1.312517 $1.209009	0.000 0.000 0.000 0 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.798982 $1.610202 $1.237780 $1.085514 $1.081388 $0.955752 $0.767315	$1.793346 $1.798982 $1.610202 $1.237780 $1.085514 $1.081388 $0.955752	0.000 0.000 0.000 0 0 0 0
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009	$1.839050 $1.817556 $1.492329 $1.315935 $1.359011 $1.251880 $1.000000	$1.697978 $1.839050 $1.817556 $1.492329 $1.315935 $1.359011 $1.251880	0.000 0.000 0.000 0 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.283641 $1.322359 $1.166256 $1.024162 $1.422512 $1.266311 $1.000000	$1.147171 $1.283641 $1.322359 $1.166256 $1.024162 $1.422512 $1.266311	0.000 0.000 0.000 0 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.764273 $1.759307 $1.506290 $1.408005 $1.702705 $1.331219 $1.000000	$1.497677 $1.764273 $1.759307 $1.506290 $1.408005 $1.702705 $1.331219	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.775513 $2.502530 $1.814240 $1.506760 $1.448182 $1.209790 $1.000000	$2.865556 $2.775513 $2.502530 $1.814240 $1.506760 $1.448182 $1.209709	0.000 0.000 0.000 0 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.032747 $1.084294 $1.174934 $1.118014 $1.411833 $1.304178 $1.000000	$0.841643 $1.032747 $1.084294 $1.174934 $1.118014 $1.411833 $1.304178	0.000 0.000 0.000 0 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.458265 $1.618652 $1.349368 $1.173585 $1.306032 $1.290330 $1.000000	$1.281690 $1.458265 $1.618652 $1.349368 $1.173585 $1.306032 $1.290330	0.000 0.000 0.000 0 0 0 0
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.794611 $0.921885 $0.953968 $0.974902 $1.016201 $1.057807 $1.000000	$0.705206 $0.794611 $0.921885 $0.953968 $0.974902 $1.016201 $1.057807	0.000 0.000 0.000 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.004268 $1.799843 $1.381787 $1.123393 $1.321954 $1.208382 $1.000000	$1.947048 $2.004268 $1.799843 $1.381787 $1.123393 $1.321954 $1.208382	0.000 0.000 0.000 0 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.385552 $1.528913 $1.297414 $1.134848 $1.343341 $1.263533 $1.000000	$1.318287 $1.385552 $1.528913 $1.297414 $1.134848 $1.343341 $1.263533	0.000 0.000 0.000 0 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.457234 $1.431458 $0.979173 $0.807608 $1.005271 $1.090598 $1.000000	$1.520588 $1.457234 $1.431458 $0.979173 $0.807608 $1.005271 $1.090598	0.000 0.000 0.000 0 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.216826 $2.088147 $1.618894 $1.420865 $1.503626 $1.229101 $1.000000	$2.088929 $2.216826 $2.088147 $1.618894 $1.420865 $1.503626 $1.229101	0.000 0.000 0 0 0 0 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.441913 $1.640379 $1.340641 $1.321227 $1.310248 $1.128199 $1.000000	$1.089631 $1.441913 $1.640379 $1.340641 $1.321227 $1.310248 $1.128199	0.000 0.000 0.000 0 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.456711 $2.087053 $1.607778 $1.457609 $1.272678 $1.284382 $1.000000	$2.530448 $2.456711 $2.087053 $1.607778 $1.457609 $1.272678 $1.284382	0.000 0.000 0.000 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.522559 $0.695983 $1.137283 $1.349614 $1.693971 $1.292168 $1.000000	$0.346037 $0.522559 $0.695983 $1.137283 $1.349614 $1.693971 $1.292168	0.000 0.000 0.000 0 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.491594 $0.513525 $0.521916 $0.608662 $0.557708 $0.693203 $1.000000	$0.540644 $0.491594 $0.513525 $0.521916 $0.608662 $0.557708 $0.693203	0.000 0.000 0.000 0 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.384996 $0.379750 $0.487476 $0.619131 $0.616673 $0.733046 $1.000000	$0.365316 $0.384996 $0.379750 $0.487476 $0.619131 $0.616673 $0.733046	0.000 0.000 0.000 0 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$0.22365 $0.279695 $0.401742 $0.501693 $0.568237 $0.731079 $1.000000	$0.190685 $0.222365 $0.279695 $0.401742 $0.501693 $0.568237 $0.731079	0.000 0.000 0.000 0 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$2.211031 $2.118804 $1.560524 $1.362358 $1.440504 $1.196271 $1.000000	$1.999997 $2.211031 $2.118804 $1.560524 $1.362358 $1.440504 $1.196271	0.000 0.000 0.000 0 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.532857 $1.545573 $1.398434 $1.217074 $1.211458 $1.061843 $1.000000	$1.534692 $1.532857 $1.545573 $1.398434 $1.217074 $1.211458 $1.061843	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$4.204382 $4.045636 $2.197709 $1.720742 $2.149657 $1.468414 $1.000000	$3.608322 $4.204382 $4.045636 $2.197709 $1.720742 $2.149657 $1.468414	0.000 0.000 0.000 0 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.477480 $1.098423 $1.376948 $1.382867 $0.977009 $0.899682 $1.000000	$1.374881 $1.477480 $1.098423 $1.376948 $1.382867 $0.977009 $0.899682	0.000 0.000 0.000 0 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009	$1.965116 $1.582899 $1.416486 $1.434395 $1.237717 $1.184554 $1.000000	$1.813891 $1.965116 $1.582899 $1.416486 $1.434395 $1.237717 $1.184554	0.000 0.000 0.000 0 0 0 0
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.374324 $1.322714 $1.254808 $1.202757 $1.199589 $1.114409 $0.861516	$1.349666 $1.374324 $1.322714 $1.254808 $1.202757 $1.199589 $1.114409	0.000 0.000 0.000 0 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.680320 $1.644553 $1.568339 $1.358156 $1.317358 $1.190883 $0.822257	$1.585866 $1.680320 $1.644553 $1.568339 $1.358156 $1.317358 $1.190883	0.000 0.000 0.000 0 0 0 0
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$0.996235 $1.010122 $1.024227 $1.038566 $1.053048 $1.067696 $1.082560	$0.982525 $0.996235 $1.010122 $1.024227 $1.038566 $1.053048 $1.067696	0.000 0.000 0.000 36,942 37,209 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079 $1.118226	$1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079	0.000 0.000 0.000 0 0 2,127 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079 $1.118226	$1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079	0.000 0.000 0.000 16,548 63,115 19,552 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.396948 $1.389427 $1.291472 $1.221732 $1.210263 $1.128913 $0.916476	$1.348119 $1.396948 $1.389427 $1.291472 $1.221732 $1.210263 $1.128913	0.000 0.000 0.000 34,619 34,869 0 0
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.503313 $1.488085 $1.193866 $1.077192 $1.158210 $1.024361 $0.801816	$1.451167 $1.503313 $1.488085 $1.193866 $1.077192 $1.158210 $1.024361	3,253.609 3,272.456 3,292.428 3,316 3,342 16,911 0
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.478559 $1.461132 $1.308453 $1.216073 $1.229464 $1.131923 $0.909502	$1.422036 $1.478559 $1.461132 $1.308453 $1.216073 $1.229464 $1.131923	103,348.651 109,337.233 115,516.894 121,629 83,307 0 0
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.500547 $1.485212 $1.265098 $1.162321 $1.206013 $1.087945 $0.862730	$1.442550 $1.500547 $1.485212 $1.265098 $1.162321 $1.206013 $1.087945	18,003.919 19,240.007 27,590.173 36,766 52,504 68,589 86,345
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.630391 $1.476924 $1.152641 $1.048593 $1.037741 $0.955293 $0.851838	$1.546265 $1.630391 $1.476924 $1.152641 $1.048593 $1.037741 $0.955293	0.000 0.000 0.000 0 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.035637 $1.003053	$1.020063 $1.035637	0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.604999 $1.436502 $1.404535 $1.139639 $1.229438 $1.081219 $0.824297	$1.569029 $1.604999 $1.436502 $1.404535 $1.139639 $1.229438 $1.081219	0.000 0.000 0.000 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.221037 $1.148231 $0.978247 $0.881788 $1.002498 $0.985954 $0.986578	$1.205646 $1.221037 $1.148231 $0.978247 $0.881788 $1.002498 $0.985954	0.000 0.000 0.000 0 0 0 0
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$2.052900 $2.087089 $1.524411 $1.421163 $1.548119 $1.175160 $0.744199	$1.918006 $2.052900 $2.087089 $1.524411 $1.421163 $1.548119 $1.175160	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.715585 $1.584503 $1.170208 $1.028233 $1.050697 $1.000000	$1.879889 $1.715585 $1.584503 $1.170208 $1.028233 $1.050697	0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.391880 $1.342851 $1.391270 $1.346808 $1.273407 $1.195638 $1.108386	$1.377258 $1.391880 $1.342851 $1.391270 $1.346808 $1.273407 $1.195638	0.000 0.000 0.000 0 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.789381 $1.592031 $1.221720 $1.067163 $1.076958 $0.950807 $0.745552	$1.758427 $1.789381 $1.592031 $1.221720 $1.067163 $1.076958 $0.950807	0.000 0.000 0.000 0 0 53,284 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.143210 $1.090717 $1.050397 $0.991158 $0.971523 $0.989251 $0.965040	$1.122901 $1.143210 $1.090717 $1.050397 $0.991158 $0.971523 $0.989251	0.000 0.000 0.000 0 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.165053 $1.088982 $1.009577 $1.000000	$1.125104 $1.165053 $1.088982 $1.009577	0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.221952 $1.145382 $1.004616 $1.000000	$1.169534 $1.221952 $1.145382 $1.004616	0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.513031 $1.467459 $1.335351 $1.249240 $1.248380 $1.143588 $1.000000	$1.465740 $1.513031 $1.467459 $1.335351 $1.249240 $1.248380 $1.143588	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	0.000 0.000 0.000 0 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.719410 $1.676896 $1.431522 $1.301303 $1.334613 $1.197569 $1.000000	$1.636061 $1.719410 $1.676896 $1.431522 $1.301303 $1.334613 $1.197569	0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009	$1.660251 $1.779794 $1.532426 $1.275088 $1.440055 $1.323784 $1.000000	$1.633354 $1.660251 $1.779794 $1.532426 $1.275088 $1.440055 $1.323784	0.000 0.000 0.000 0 0 0 0
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.957848 $1.876648 $1.286752 $1.132649 $1.221632 $0.974715 $0.774778	$2.151908 $1.957848 $1.876648 $1.286752 $1.132649 $1.221632 $0.974715	0.000 0.000 0.000 0 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.886763 $1.731410 $1.490937 $1.345159 $1.314630 $1.076038 $0.866382	$1.859543 $1.886763 $1.731410 $1.490937 $1.345159 $1.314630 $1.076038	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.081404 $1.016911 $0.921928 $0.925800 $0.971851 $1.020793 $0.998165	$1.039326 $1.081404 $1.016911 $0.921928 $0.925800 $0.971851 $1.020793	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.031463 $0.961983 $0.901896 $0.900846 $0.987075 $1.022540 $0.997271	$0.996102 $1.031463 $0.961983 $0.901896 $0.900846 $0.987075 $1.022540	0.000 0.000 0.000 0 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.046403 $0.997283 $0.865751 $0.871893 $1.000262 $1.021459 $0.996403	$0.996293 $1.046403 $0.997283 $0.865751 $0.871893 $1.000262 $1.021459	0.000 0.000 0.000 0 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.373678 $1.334994 $1.392184 $1.315442 $1.258931 $1.193763 $1.045760	$1.361721 $1.373678 $1.334994 $1.392184 $1.315442 $1.258931 $1.193763	0.000 0.000 0.000 0 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.142068 $1.117755 $1.058557 $1.005293 $0.000000	$1.099702 $1.142068 $1.117755 $1.058557 $1.005293	0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.142559 $1.118123 $1.020360 $1.000000	$1.078591 $1.142559 $1.118123 $1.020360	0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2001	2015 2014 2013 2012 2011	$1.265150 $1.242779 $1.081630 $0.988557 $0.000000	$1.166150 $1.265150 $1.242779 $1.081630 $0.988557	0.000 0.000 0.000 0 0
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009	$2.526377 $2.441305 $1.819701 $1.590208 $1.659880 $1.294199 $0.918345	$2.423396 $2.526377 $2.441305 $1.819701 $1.590208 $1.659880 $1.294199	0.000 0.000 0.000 0 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$2.324075 $2.218122 $1.565199 $1.375264 $1.373689 $1.039025 $0.761632	$2.341373 $2.324075 $2.218122 $1.565199 $1.375264 $1.373689 $1.039025	0.000 0.000 0.000 0 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009	$1.687252 $1.543652 $1.184613 $1.064387 $1.123397 $0.969620 $0.762773	$1.773955 $1.687252 $1.543652 $1.184613 $1.064387 $1.123397 $0.969620	28,013.362 30,256.295 32,767.335 19,992 21,762 23,622 0

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.613190 $1.596801 $1.470269 $1.305131 $1.286746 $1.120067 $0.970485 $1.031031 $1.000000	$1.594943 $1.613190 $1.596801 $1.470269 $1.305131 $1.286746 $1.120067 $0.970485 $1.031031	89,885.483 102,973.596 342,373.683 173,744 237,481 423,567 636,396 473,462 2,972
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	256,186.652 324,702.674 261,110.923 189,699 263,392 211,579 232,383 77,336
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.919815 $1.716645 $1.318301 $1.154978 $1.149460 $1.014915 $0.814015 $1.312266 $1.263927 $1.109095	$1.915695 $1.919815 $1.716645 $1.318301 $1.154978 $1.149460 $1.014915 $0.814015 $1.312266 $1.263927	268,608.363 300,465.948 424,023.440 355,962 495,098 517,834 787,033 574,153 1,132,105 876,922

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	717,725.019 743,004.723 813,171.673 839,583 900,087 908,676 701,176 7,896
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.880237 $0.905888 $0.798166 $0.700215 $0.971613 $0.864074 $0.567641 $1.169336 $1.000000	$0.787437 $0.880237 $0.905888 $0.798166 $0.700215 $0.971613 $0.864074 $0.567641 $1.169336	225,829.805 326,314.986 508,393.441 474,309 434,703 904,453 1,169,932 476,431 491,315
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.139037 $1.134710 $0.970555 $0.906325 $1.094941 $0.855207 $0.533535 $1.112700 $1.000000	$0.967872 $1.139037 $1.134710 $0.970555 $0.906325 $1.094941 $0.855207 $0.533535 $1.112700	123,005.967 151,378.827 185,322.220 314,455 665,327 957,592 1,271,782 486,474 856,967
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.257611 $1.142893 $0.892248 $0.793673 $0.803967 $0.723421 $0.589355 $0.957874 $1.000000	$1.235791 $1.257611 $1.142893 $0.892248 $0.793673 $0.803967 $0.723421 $0.589355 $0.957874	150,154.007 160,491.470 235,199.548 141,369 56,628 1,082,323 2,306,402 3,992 22,732
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.846624 $1.663367 $1.204684 $0.999522 $0.959718 $0.800882 $0.620240 $0.915722 $1.000000	$1.908413 $1.846624 $1.663367 $1.204684 $0.999522 $0.959718 $0.800882 $0.620240 $0.915722	19,074.994 22,428.444 35,096.162 30,733 128,516 109,510 22,598 38,408 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.721203 $0.756457 $0.818883 $0.778440 $0.982047 $0.906276 $0.565446 $1.147797 $1.000000	$0.588320 $0.721203 $0.756457 $0.818883 $0.778440 $0.982047 $0.906276 $0.565446 $1.147797	365,523.213 496,105.145 691,975.122 1,459,121 758,018 2,200,285 2,082,840 174,997 209,777

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.844137 $0.936059 $0.779557 $0.677330 $0.753032 $0.743248 $0.569124 $1.029646 $1.000000	$0.742663 $0.844137 $0.936059 $0.779557 $0.677330 $0.753032 $0.743248 $0.569124 $1.029646	105,323.223 95,676.066 43,804.536 533,464 5,780 48,786 68,744 27,149 695,548
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.763175 $0.884533 $0.914423 $0.933567 $0.972159 $1.010960 $0.991242 $1.058302 $1.000000	$0.677967 $0.763175 $0.884533 $0.914423 $0.933567 $0.972159 $1.010960 $0.991242 $1.058302	8,745.612 6,381.608 39,415.314 29,114 58,584 97,894 162,756 175,557 49,043
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.798599 $0.716435 $0.549486 $0.446291 $0.524667 $0.479116 $0.421999 $0.864405 $1.000000	$0.776568 $0.798599 $0.716435 $0.549486 $0.446291 $0.524667 $0.479116 $0.421999 $0.864405	334,745.600 394,769.652 823,867.219 252,116 251,133 539,025 680,213 384,176 23,762
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.752084 $0.829075 $0.702844 $0.614177 $0.726300 $0.682484 $0.554657 $1.010646 $1.000000	$0.716273 $0.752084 $0.829075 $0.702844 $0.614177 $0.726300 $0.682484 $0.554657 $1.010646	165,626.619 176,727.165 394,999.877 400,799 187,397 1,007,269 1,458,316 11,974 18,956
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.779624 $0.765078 $0.522833 $0.430798 $0.535712 $0.580609 $0.533087 $0.912928 $1.000000	$0.814323 $0.779624 $0.765078 $0.522833 $0.430798 $0.535712 $0.580609 $0.533087 $0.912928	155,356.262 85,992.989 129,568.484 0 246,533 5,222 5,229 14,432 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.411457 $1.328216 $1.028709 $0.901971 $0.953569 $0.778698 $0.593652 $0.975794 $1.000000	$1.331335 $1.411457 $1.328216 $1.028709 $0.901971 $0.953569 $0.778698 $0.593652 $0.975794	120,326.364 267,666.896 282,618.213 430,929 104,042 447,645 838,864 235,212 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.933270 $0.945265 $0.957338 $0.969668 $0.982051 $0.994592 $1.007222 $1.011855 $1.000000	$0.921565 $0.933270 $0.945265 $0.957338 $0.969668 $0.982051 $0.994592 $1.007222 $1.011855	773,994.635 894,040.529 2,483,969.585 1,334,209 2,555,777 2,053,291 3,690,152 4,565,949 1,966,107
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.860623 $1.610874 $1.215279 $1.059220 $1.057580 $0.906025 $0.603784 $1.063447 $1.000000	$1.973665 $1.860623 $1.610874 $1.215279 $1.059220 $1.057580 $0.906025 $0.603784 $1.063447	151,572.802 492,899.097 257,240.561 348,927 745,215 527,456 367,261 114,283 66,698
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.994790 $1.130589 $0.923088 $0.908815 $0.900379 $0.774516 $0.679293 $1.091443 $1.000000	$0.752489 $0.994790 $1.130589 $0.923088 $0.908815 $0.900379 $0.774516 $0.679293 $1.091443	241,554.454 413,787.740 512,193.726 589,665 907,060 1,068,799 1,577,975 809,746 401,354
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.762364 $1.495707 $1.151089 $1.042540 $0.909374 $0.916821 $0.794498 $0.999931 $1.000000	$1.817050 $1.762364 $1.495707 $1.151089 $1.042540 $0.909374 $0.916821 $0.794498 $0.999931	90,427.716 124,485.018 135,488.989 101,215 187,737 46,857 59,774 82,400 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.437257 $0.581795 $0.949761 $1.125963 $1.411864 $1.075912 $0.805369 $1.178332 $1.000000	$0.289834 $0.437257 $0.581795 $0.949761 $1.125963 $1.411864 $1.075912 $0.805369 $1.178332	276,413.663 425,803.231 504,206.140 773,587 951,434 1,327,576 1,050,600 903,744 512,678
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.388264 $0.405190 $0.411410 $0.479308 $0.438747 $0.544809 $1.076147 $0.824467 $1.000000	$0.427427 $0.388264 $0.405190 $0.411410 $0.479308 $0.438747 $0.544809 $1.076147 $0.824467	20,364.989 42,184.449 24,107.841 26,255 93,314 207,033 91,896 282,527 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.487467 $0.480359 $0.616015 $0.781602 $0.777717 $0.923560 $1.341935 $0.983459 $1.000000	$0.463010 $0.487467 $0.480359 $0.616015 $0.781602 $0.777717 $0.923560 $1.341935 $0.983459	1,746.594 8,158.590 15,755.779 16,056 18,512 21,085 52,916 147,625 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.254927 $0.320340 $0.459667 $0.573465 $0.648885 $0.834016 $1.423786 $0.973485 $1.000000	$0.218827 $0.254927 $0.320340 $0.459667 $0.573465 $0.648885 $0.834016 $1.423786 $0.973485	25,333.656 47,696.111 90,722.069 237,357 128,730 60,019 99,546 150,916 13,824
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.271307 $0.302794 $0.446164 $0.557760 $0.621493 $0.886036 $1.327218 $1.083578 $1.000000	$0.265630 $0.271307 $0.302794 $0.446164 $0.557760 $0.621493 $0.886036 $1.327218 $1.083578	19,858.933 68,605.761 58,754.586 15,482 35,332 16,394 26,879 105,204 30,149
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.280982 $1.266263 $0.935042 $0.825509 $0.886345 $0.719496 $0.578142 $0.906677 $1.000000	$1.186045 $1.280982 $1.266263 $0.935042 $0.825509 $0.886345 $0.719496 $0.578142 $0.906677	46,530.947 109,404.263 211,919.737 185,374 42,053 215,189 48,614 8,293 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.384311 $1.325252 $0.975109 $0.850439 $0.898332 $0.745282 $0.627040 $0.916408 $1.000000	$1.253420 $1.384311 $1.325252 $0.975109 $0.850439 $0.898332 $0.745282 $0.627040 $0.916408	149,245.145 54,691.237 827,314.202 548,119 86,424 46,407 208,202 222,563 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.949514 $0.956447 $0.864540 $0.751676 $0.747477 $0.654521 $0.617806 $0.954360 $1.000000	$0.951588 $0.949514 $0.956447 $0.864540 $0.751676 $0.747477 $0.654521 $0.617806 $0.954360	10,205.406 25,222.983 83,282.133 195,892 34,587 22,817 33,296 18,117 2,474

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.178658 $1.133037 $0.614892 $0.480963 $0.600253 $0.409624 $0.296014 $0.886857 $1.000000	$1.012550 $1.178658 $1.133037 $0.614892 $0.480963 $0.600253 $0.409624 $0.296014 $0.886857	100,109.353 153,878.962 318,713.589 156,914 166,972 412,907 150,889 16,508 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.756374 $1.304482 $1.633640 $1.639032 $1.156841 $1.064222 $1.599956 $1.082268 $1.000000	$1.636018 $1.756374 $1.304482 $1.633640 $1.639032 $1.156841 $1.064222 $1.599956 $1.082268	9,791.951 217,704.024 40,187.598 525,273 316,272 269,975 337,636 565,710 217,734
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.339992 $1.078297 $0.963982 $0.975202 $0.840671 $0.803768 $0.735283 $1.074825 $1.000000	$1.238096 $1.339992 $1.078297 $0.963982 $0.975202 $0.840671 $0.803768 $0.735283 $1.074825	143,267.987 192,725.930 163,412.779 166,884 405,164 283,537 877,599 348,603 759,474
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.399527 $1.345651 $1.275309 $1.221187 $1.216774 $1.129257 $0.872141 $1.402377 $1.201056 $1.099509	$1.375775 $1.399527 $1.345651 $1.275309 $1.221187 $1.216774 $1.129257 $0.872141 $1.402377 $1.201056	315,428.252 439,407.814 446,157.574 680,356 793,063 658,045 617,199 737,976 1,904,266 1,788,393
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.768189 $1.728855 $1.647103 $1.424950 $1.380792 $1.246996 $0.860156 $1.169068 $1.164231 $1.066138	$1.670437 $1.768189 $1.728855 $1.647103 $1.424950 $1.380792 $1.246996 $0.860156 $1.169068 $1.164231	628,294.043 857,196.144 997,319.352 1,567,013 1,571,037 1,877,138 1,447,721 273,704 1,135,840 1,207,769
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.003587 $1.016604 $1.029760 $1.043175 $1.056646 $1.070326 $1.084126 $1.075000 $1.039507 $1.007928	$0.990786 $1.003587 $1.016604 $1.029760 $1.043175 $1.056646 $1.070326 $1.084126 $1.075000 $1.039507	3,215,476.439 3,145,158.642 3,095,665.910 4,869,664 6,766,446 8,064,539 13,164,034 23,668,884 8,460,721 3,306,453

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238 $1.141583 $1.076633 $1.031095 $1.013462	$1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238 $1.141583 $1.076633 $1.031095	1,685,437.614 1,879,659.557 2,211,753.074 3,417822 3,960,890 14,626,780 10,579,416 11,470,969 594,485 911,468
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238 $1.141583 $1.076633 $1.031095 $1.013462	$1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238 $1.141583 $1.076633 $1.031095	4,761,517.404 4,206,701.934 5,599,388.541 20,238,857 32,071,674 24,656,520 41,410,009 62,862,336 2,244,597 30,086
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.470456 $1.461092 $1.356745 $1.282207 $1.268936 $1.182476 $0.959024 $1.236094 $1.179723 $1.094917	$1.420460 $1.470456 $1.461092 $1.356745 $1.282207 $1.268936 $1.182476 $0.959024 $1.236094 $1.179723	11,130,274.138 13,953,752.576 18,761,018.256 22,675,849 26,243,071 28,335,562 31,823,074 27,578,990 21,715,887 22,531,688
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.642273 $1.624048 $1.301656 $1.173279 $1.260278 $1.113540 $0.870778 $1.464294 $1.137950 $1.212189	$1.586877 $1.642273 $1.624048 $1.301656 $1.173279 $1.260278 $1.113540 $0.870778 $1.464294 $1.379502	6,656,532.095 8,339,049.670 10,302,052.468 9,268,288 11,369,194 15,046,397 18,105,798 21,576,330 34,944,448 23,839,536
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.579978 $1.559812 $1.395429 $1.295626 $1.308595 $1.203595 $0.966133 $1.326110 $1.246994 $1.135804	$1.521071 $1.579978 $1.559812 $1.395429 $1.295626 $1.308595 $1.203595 $0.966133 $1.326110 $1.246994	21,656,172.112 25,385,607.847 30,372,580.792 35,443,211 42,001,920 47,161,093 53,217,335 50,663,772 61,006,548 49,262,858
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630952 $1.612678 $1.372306 $1.259576 $1.305635 $1.176650 $0.932157 $1.407808 $1.325987 $1.183008	$1.569457 $1.630952 $1.612678 $1.372306 $1.259576 $1.305635 $1.176650 $0.932157 $1.407808 $1.325987	32,587,017.492 38,226,737.615 46,818,664.434 52,153,259 56,515,625 68,894,543 76,315,193 73,960,727 89,127,125 66,689,795

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.949894 $1.764617 $1.375808 $1.250371 $1.236206 $1.136874 $1.012765 $1.556026 $1.510675 $1.312176	$1.851105 $1.949894 $1.764617 $1.375808 $1.250371 $1.236206 $1.136874 $1.012765 $1.556026 $1.510675	2,061,245.571 2,500,038.087 2,788,892.814 3,149,443 3,562,330 3,794,718 3,289,745 2,442,334 4,030,271 3,813,350
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.036333 $1.003056	$1.021750 $1.036333	1,339,181.640 1,554,954.175
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.108998 $1.885727 $1.841948 $1.493077 $1.609153 $1.413773 $1.076767 $1.896969 $2.064359 $1.473510	$2.063780 $2.108998 $1.885727 $1.841948 $1.493077 $1.609153 $1.413773 $1.076767 $1.896969 $2.064359	945,618.135 1,226,507.420 1,321,760.198 1,468,372 1,557,673 1,873,499 2,050,421 2,510,126 4,606,626 4,592,275
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112 $1.000000	$1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	8,973,464.945 10,272,055.966 11,028,377.407 12,078,200 13,075,231 14,707,372 16,677,579 16,641,379 11,929,706 4,122,620
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	560,308.093 738,658.979 512,240.234 431,342 603,257 470,684 209,587
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.083365 $2.115976 $1.543985 $1.437974 $1.564887 $1.186730 $0.750786 $1.420047 $1.176887 $1.087808	$1.948392 $2.083365 $2.115976 $1.543985 $1.437974 $1.564887 $1.186730 $0.750786 $1.420047 $1.176887	1,398,008.195 1,717,548.782 1,941,243.329 1,738,860 2,378,800 1,261,610 847,896 669,749 1,043,065 405,818
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.723518 $1.590258 $1.173295 $1.029921 $1.051396 $1.000000	$1.890443 $1.723518 $1.590258 $1.173295 $1.029921 $1.051396	819,452.362 983,803.949 1,045,329.998 797,245 1,282,694 832,783

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.452340 $1.399806 $1.448851 $1.401158 $1.323490 $1.241443 $1.149711 $1.106584 $1.051502 $1.027820	$1.438500 $1.452340 $1.399806 $1.448851 $1.401158 $1.323490 $1.241443 $1.149711 $1.106584 $1.051502	727,935.086 967,522.536 1,189,546.891 1,639,167 4,936,968 3,200,335 3,198,952 3,613,509 3,643,131 3,508,252
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.909526 $1.697255 $1.301190 $1.135443 $1.144745 $1.009652 $0.790918 $1.282414 $1.245586 $1.097511	$1.878337 $1.909526 $1.697255 $1.301190 $1.135443 $1.144745 $1.009652 $0.790918 $1.282414 $1.245586	1,495,184.993 1,528,044.612 1,605,792.165 1,705,681 1,439,777 1,368,086 110,010 225,784 354,935 344,471
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.211911 $1.155123 $1.111347 $1.047624 $1.025870 $1.043553 $1.017007 $1.080495 $1.102296 $1.089647	$1.191551 $1.211911 $1.155123 $1.111347 $1.047624 $1.025870 $1.043553 $1.017007 $1.080495 $1.102296	1,387,608.887 1,770,084.906 1,765,268.795 2,116,366 1,987,118 2,349,313 3,161,804 2,988,964 6,034,324 7,520,084
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	293,897.092 403,961.904 64,839.880 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	4,488.748 23,774.604 4,488.748 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	268,089.588 432,087.531 369,534.612 406,692 303,773 312,236 361,443 310,818
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	615,906.670 457,502.790 370,789.543 2,140,161 131,667 27,230 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	1,161,216.356 1,499,520.842 1,237,923.177 776,488 724,896 648,902 551,347 421,062

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.191751 $1.117353 $0.990317 $1.000000	$1.138325 $1.191751 $1.117353 $0.990317	291,811.706 347,218.909 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.053804 $1.128566 $0.970751 $0.806938 $0.910443 $0.836106 $0.640500 $1.006623 $1.000000	$1.037760 $1.053804 $1.128566 $0.970751 $0.806938 $0.910443 $0.836106 $0.640500 $1.006623	1,080,849.706 1,125,104.358 1,147,302.688 1,565,709 678,766 873,357 689,451 857,397 1,158,212
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.957489 $1.874454 $1.283968 $1.129079 $1.216581 $0.969730 $0.770061 $1.229296 $1.235917 $1.058344	$2.153637 $1.957489 $1.874454 $1.283968 $1.129079 $1.216581 $0.969730 $0.770061 $1.229296 $1.235917	470,911.963 440,710.572 592,270.162 440,268 554,242 738,338 502,724 628,820 2,092,455 2,075,712
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.012969 $1.845412 $1.587537 $1.430898 $1.397054 $1.142370 $0.918880 $1.380569 $1.233614 $1.149166	$1.985881 $2.012969 $1.845412 $1.587537 $1.430898 $1.397054 $1.142370 $0.918880 $1.380569 $1.233614	3,462,524.567 3,607,484.347 3,705,390.032 3,526,864 3,332,970 3,204,027 2,146,226 1,914,602 1,583,382 760,319
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	376,004.419 420,969.924 457,820.788 403,142 527,976 764,680 315,271
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	466,336.195 562,298.516 252,106.942 416,341 556,759 896,021 604,997
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	115,501.699 227,749.449 257,247.109 295,357 334,676 277,655 71,230

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.429578 $1.387939 $1.445964 $1.364904 $1.304979 $1.236202 $1.081866 $1.130727 $1.052809 $1.026438	$1.418531 $1.429578 $1.387939 $1.445964 $1.364904 $1.304979 $1.236202 $1.081866 $1.130727 $1.052809	3,695,283.311 4,280,008.870 5,314,603.252 7,631,787 10,092,619 9,170,619 8,636,720 5,695,389 3,668,990 3,244,087
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.145540 $1.120040 $1.059669 $1.005351 $0.000000	$1.104141 $1.145540 $1.120040 $1.059669 $1.005351	2,665,529.577 2,546,892.967 2,864,221.893 2,801,707 988,986
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.145573 $1.119968 $1.021034 $1.000000	$1.082496 $1.145573 $1.119968 $1.021034	1,958,037.262 3,352,906.260 3,161,733.529 45,118
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.268971 $1.245312 $1.082770 $0.988614 $0.000000	$1.170825 $1.268971 $1.245312 $1.082770 $0.988614	901,064.289 1,257,111.044 1,455,605.921 1,094,151 3,349,511
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.893051 $2.792875 $2.079708 $1.815630 $1.893297 $1.474729 $1.045417 $1.796565 $1.463168 $1.258018	$2.777856 $2.893051 $2.792875 $2.079708 $1.815630 $1.893297 $1.474729 $1.045417 $1.796565 $1.463168	2,312,654.730 2,809,210.573 3,565,587.524 2,236,742 2,579,348 3,097,689 3,373,496 3,669,319 5,518,761 3,818,567
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.421982 $2.309277 $1.627922 $1.428961 $1.425913 $1.077466 $0.789033 $1.256895 $1.165265 $1.142228	$2.442414 $2.421982 $2.309277 $1.627922 $1.428961 $1.425913 $1.077466 $0.789033 $1.256895 $1.165265	481,882.485 597,955.838 1,394,284.268 764,293 836,993 951,102 1,138,297 917,479 1,582,641 1,212,018
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.884499 $1.722410 $1.320492 $1.185291 $1.249768 $1.077628 $0.846908 $1.593982 $1.391553 $1.300564	$1.983284 $1.884499 $1.722410 $1.320492 $1.185291 $1.249768 $1.077628 $0.846908 $1.593982 $1.391553	2,114,028.771 2,379,636.697 3,133,666.349 2,847,035 3,349,566 2,634,770 3,207,310 3,508,848 4,986,942 4,668,529

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335 $0.971112 $1.031187 $1.000000	$1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335 $0.971112 $1.031187	52,764.929 94,634.527 221,331.876 228,057 405,894 441,633 2,014,855 2,581,435 0
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091 $1.013344 $1.000000	$1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091 $1.013344	208,500.839 294,251.956 210,164.830 184,492 192,926 204,158 244,935 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.071906 $0.816018 $1.314839 $1.265780 $1.110169	$1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.017906 $0.816018 $1.314839 $1.265780	2,233,342.365 2,222,021.917 2,201,582.023 2,088,838 1,705,668 2,008,075 1,965,013 1,464,748 1,171,464 773,524
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689 $0.990648 $1.000000	$1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689 $0.990648	214,245.194 344,740.115 331,538.641 336,808 367,387 397,173 382,637 208,139
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066 $0.568013 $1.169526 $1.000000	$0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066 $0.568013 $1.169526	134,550.920 208,871.014 400,779.532 417,511 322,804 524,218 1,049,044 212,811 288,851
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179 $0.533888 $1.112879 $1.000000	$0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179 $0.533888 $1.112879	61,078.785 84,221.201 119,609.887 143,541 335,270 499,955 857,842 382,888 842,640

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345 $0.589809 $0.958122 $1.000000	$1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345 $0.589809 $0.958122	131,008.866 300,130.134 221,335.911 164,701 287,200 1,153,911 2,125,316 211,856 138,272
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823 $0.620653 $0.915866 $1.000000	$1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823 $0.620653 $0.915866	42,442.238 73,810.848 51,300.246 20,376 74,783 97,926 7,840 756 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315 $0.565820 $1.147982 $1.000000	$0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315 $0.565820 $1.147982	406,004.172 326,918.482 339,203.958 875,923 549,159 1,978,622 1,537,458 239,872 91,400
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107 $0.569495 $1.029815 $1.000000	$0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107 $0.569495 $1.029815	104,193.875 116,962.113 5,957.181 411,887 8,020 15,590 97,662 10,721 1,187,307
ProFund VP Falling US Dollar Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123 $0.991895 $1.058469 $1.000000	$0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123 $0.991895 $1.058469	0.000 3,085.251 28,617.467 158,388 91,820 88,464 116,465 62,681 18,740
ProFund VP Financials Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671 $0.422279 $0.864541 $1.000000	$0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671 $0.422279 $0.864541	54,336.713 280,278.497 246,674.941 30,540 181,411 167,793 303,789 344,881 2,573

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262 $0.555013 $1.010814 $1.000000	$0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262 $0.555013 $1.010814	188,823.042 180,560.272 369,752.845 261,676 259,691 1,064,335 1,321,653 102,857 65,581
ProFund VP Japan Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286 $0.533450 $0.913075 $1.000000	$0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286 $0.533450 $0.913075	80,512.437 313,416.851 793,100.988 264,392 161,124 379,393 683,516 4,825 45,859
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583 $0.594038 $0.975945 $1.000000	$1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583 $0.594038 $0.975945	73,824.386 157,409.398 270,749.810 261,847 386,421 154,247 457,573 179,947 0
ProFund VP Government Money Market(3) Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824 $1.007962 $1.012111 $1.000000	$0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824 $1.007962 $1.012111	1,022,310.134 694,611.182 956,549.192 1,037,556 1,485,073 2,016,957 3,643,672 9,062,041 7,426,750
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150 $0.604236 $1.063719 $1.000000	$1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150 $0.604236 $1.063719	78,375.389 237,037.225 116,374.553 135,043 406,280 64,147 39,919 311,304 51,137
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399 $0.679741 $1.091613 $1.000000	$0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399 $0.679741 $1.091613	116,704.711 152,815.926 218,022.249 342,487 573,061 1,257,252 1,176,034 926,455 307,483

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860 $0.795015 $1.000086 $1.000000	$1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860 $0.795015 $1.000086	106,272.898 122,732.842 48,122.482 25,748 81,873 11,878 35,954 104,014 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132 $0.805899 $1.178522 $1.000000	$0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132 $0.805899 $1.178522	107,764.237 151,843.565 198,301.403 474,150 565,890 687,242 623,819 481,357 54,506
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435 $1.076853 $0.824593 $1.000000	$0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435 $1.076853 $0.824593	26,002.813 23,821.300 17,244.266 22,522 42,942 60,543 57,774 91,631 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617 $1.342812 $0.983612 $1.000000	$0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617 $1.342812 $0.983612	16,165.758 12,795.877 24,195.468 31,757 17,340 27,122 48,016 151,606 16,120
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974 $1.424720 $0.973637 $1.000000	$0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974 $1.424720 $0.973637	85,379.519 106,977.848 181,729.289 74,934 41,118 40,907 40,870 127,728 14,232
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.877140 $1.328218 $1.083859 $1.000000	$0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.887140 $1.328218 $1.083859	17,146.136 5,181.183 41,067.132 44,091 34,475 39,548 29,070 45,742 13,154

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411 $0.578583 $0.906913 $1.000000	$1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411 $0.578583 $0.906913	80,174.768 92,732.355 228,844.050 129,994 163,979 98,804 46,922 5,946 8,258
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137 $0.627447 $0.916559 $1.000000	$1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137 $0.627447 $0.916559	81,273.467 43,706.163 296,890.683 310,406 199,763 4,933 123,972 192,472 20,893
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268 $0.618208 $0.954517 $1.000000	$0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268 $0.618208 $0.954517	1,971.537 2,100.930 2,232.659 0 0 0 0 1,170 1,170
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092 $0.296207 $0.887004 $1.000000	$1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092 $0.296207 $0.887004	30,361.766 165,650.297 94,927.452 273,655 533,798 523,490 86,391 51,388 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458 $1.601015 $1.082444 $1.000000	$1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458 $1.601015 $1.082444	52,519.564 79,161.494 21,283.161 280,192 152,475 270,648 217,807 408,948 595,500
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692 $0.735767 $1.074995 $1.000000	$1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692 $0.735767 $1.074995	125,655.650 99,052.827 105,154.127 119,216 274,258 540,184 532,225 430,863 1,362,559

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561 $0.874260 $1.405090 $1.202787 $1.100560	$1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561 $0.874260 $1.405090 $1.202787	98,177.395 130,886.431 170,595.907 230,561 349,720 545,165 419,572 288,654 530,552 530,249
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662 $0.862263 $1.171341 $1.165918 $1.067163	$1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662 $0.862263 $1.171341 $1.165918	483,127.734 538,758.793 704,887.665 1,273,570 1,750,932 2,371,251 2,394,617 302,315 494,975 1,546,606
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.086807 $1.077129 $1.060336 $1.041050 $1.008922	$0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.073504 $1.086807 $1.077129 $1.041050	2,007,353.376 3,962,999.386 4,449,750.063 4,956,942 5,341,317 5,559,088 7,115,831 12,819,367 3,860,358 2,299,227
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619 $1.014459	$1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619	873,716.869 995,054.005 1,122,927.816 1,216,064 1,523,426 2,025,780 3,275,827 3,687,242 574,423 385,218
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619 $1.014459	$1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734 $1.144422 $1.078770 $1.032619	2,597,316.937 2,075,012.781 2,733,983.736 10,607,979 18,293,268 11,370,248 22,528,930 39,589,434 1,112,969 28,050
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987 $0.961384 $1.238522 $1.181464 $1.095988	$1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987 $0.961384 $1.238522 $1.181464	5,048,186.243 5,897,041.143 7,689,238.720 10,257,282 12,285,752 14,337,557 15,502,489 14,037,704 14,733,665 14,430,621

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857 $0.872926 $1.467189 $1.381527 $1.213363	$1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857 $0.872926 $1.467189 $1.381527	6,963,045.443 9,109,263.229 10,811,892.751 10,238,734 11,696,908 15,181,274 15,927,880 17,511,200 26,847,935 25,275,163
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111 $0.968489 $1.328693 $1.248802 $1.136894	$1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111 $0.968489 $1.328693 $1.248802	13,336,213.648 16,457,713.743 19,729,685.644 22,836,776 25,710,804 30,569,400 33,189,185 31,000,297 44,798,869 44,855,307
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114 $0.934434 $1.410558 $1.327918 $1.184151	$1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114 $0.934434 $1.410558 $1.327918	30,509,251.451 35,731,315.002 43,320,557.801 46,154,269 48,152,656 57,562,132 61,642,497 55,363,989 74,341,269 66,333,637
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256 $1.015281 $1.559110 $1.512915 $1.313474	$1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256 $1.015281 $1.559110 $1.512915	1,466,930.319 1,676,292.588 1,834,005.498 2,181,404 2,553,954 2,614,543 1,791,254 1,200,379 1,811,798 2,342,337
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2015 2014	$1.036680 $1.003057	$1.022611 $1.036680	348,216.294 404,802.180
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950 $1.079416 $1.900683 $2.067380 $1.474943	$2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950 $1.079416 $1.900683 $2.067380	562,884.422 606,870.216 658,309.150 796,458 974,947 1,216,468 1,350,507 1,418,373 2,679,802 3,805,594

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458 $1.000000	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	4,007,454.004 3,801,132.706 4,564,544.862 4,529,489 5,183,058 6,082,627 6,096,936 5,478,470 3,391,652 1,315,507
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128 $0.986582	$1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128	175,100.614 241,011.420 182,140.687 313,521 472,186 398,239 150,599
TA Janus Mid-Cap Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239 $0.752635 $1.422831 $1.178603 $1.088865	$1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239 $0.752635 $1.422831 $1.178603	652,279.126 893,551.903 1,117,901.065 1,088,609 1,772,609 1,187,442 1,002,759 932,011 1,235,573 1,142,007
TA Jennison Growth - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.727520 $1.593152 $1.174851 $1.030779 $1.051746 $1.000000	$1.895774 $1.727520 $1.593152 $1.174851 $1.030779 $1.051746	725,537.598 805,583.127 637,753.602 502,931 842,570 525,851
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121 $1.152552 $1.108765 $1.053040 $1.028816	$1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121 $1.152552 $1.108765 $1.053043	806,701.803 1,000,672.991 1,452,290.590 1,951,440 1,849,625 1,469,967 2,539,400 1,864,431 960,657 1,134,018
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639 $0.792868 $1.284944 $1.247416 $1.098576	$1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639 $0.792868 $1.284944 $1.247416	259,450.797 274,754.596 329,222.515 422,921 671,681 651,573 666,162 571,446 1,167,784 796,705

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616 $1.019485 $1.082598 $1.038970 $1.090700	$1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616 $1.019485 $1.082598 $1.103897	994,034.806 1,113,427.684 1,203,328.480 1,579,756 1,711,382 1,705,440 2,148,782 2,270,517 3,722,063 4,817,706
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.169645 $1.091668 $1.005610 $1.000000	$1.131216 $1.169645 $1.091668 $1.005610	18,158.767 79,602.357 0.000 7,285
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.226799 $1.148224 $1.010575 $1.000000	$1.175910 $1.226799 $1.148224 $1.010575	0.000 8,975.803 7,239.396 0
TA Managed Risk - Balanced ETF - Service Class(6) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159 $1.000000	$1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	147,867.222 266.544.680 142,856.944 289,436 56,618 87,451 99,721 2,879
TA Managed Risk - Conservative ETF - Service Class(7) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	205,626.027 274,557.056 80,222.512 135,531 0 0 0
TA Managed Risk - Growth ETF - Service Class(8) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951 $1.000000	$1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	833,808.000 1,061,969.085 1,046,392.037 784,805 937,445 989,659 744,138 571,628
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.193092 $1.118056 $0.990454 $1.000000	$1.140170 $1.193092 $1.118056 $0.990454	68,324.832 73,279.568 0.000 0
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217 $0.641028 $1.006958 $1.000000	$1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217 $0.641028 $1.006958	509,237.234 639,363.123 570,312.870 844,244 394,834 559,169 678,811 529,812 583,903

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946 $1.231692 $1.237717 $1.059368	$2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946 $1.231692 $1.237717	506,880.914 512,667.756 618,197.936 514,894 666,117 735,092 586,987 674,328 1,178,963 1,211,730
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766 $0.921155 $1.383300 $1.235435 $1.150301	$1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766 $0.921155 $1.383300 $1.235435	2,523,478.286 2,588,291.448 2,366,405.134 2,447,210 1,651,397 1,523,341 978,220 725,686 775,121 643,570
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966 $0.998169	$1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966	67,714.136 65,771.381 47,795.754 42,119 59,974 71,396 45,886
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718 $0.997275	$1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718	121,898.157 39,535.883 91,301.107 200,887 223,822 214,130 47,837
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637 $0.996407	$1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637	68,156.913 53,254.746 61,935.462 85,138 323,710 332,226 199,805
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836 $1.084505 $1.132924 $1.054338 $1.027433	$1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836 $1.084505 $1.132924 $1.054338	2,772,429.503 3,008,610.414 3,008,733.158 4,211,713 3,671,385 4,579,432 4,443,066 1,948,494 1,535,592 1,379,971
TA QS Investors Active Asset Allocation - Conservative - Service Class(9) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.147274 $1.121184 $1.060225 $1.005379 $0.000000	$1.106365 $1.147274 $1.121184 $1.060225 $1.005379	96,346.334 97,901.946 84,019.276 156,365 70,841
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount Inception Date May 1, 2012	2015 2014 2013 2012	$1.147083 $1.120885 $1.021367 $1.000000	$1.084464 $1.147083 $1.120885 $1.021367	62,011.089 136,366.460 288,431.224 72,732

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount Inception Date December 12, 2011	2015 2014 2013 2012 2011	$1.270885 $1.246566 $1.083331 $0.988642 $0.000000	$1.173174 $1.270885 $1.246566 $1.083331 $0.988642	231,567.486 401,897.879 349,183.948 563,451 817,314
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853 $1.047827 $1.799817 $1.465093 $1.259050	$2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853 $1.047827 $1.799817 $1.465093	1,531,985.881 1,788,096.702 2,012,992.038 1,238,405 1,506,730 1,852,836 1,964,794 1,674,005 2,852,907 1,606,608
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651 $0.790971 $1.259355 $1.166953 $1.143320	$2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651 $0.790971 $1.259355 $1.166953	413,287.618 487,794.895 820,413.450 562,194 554,126 1,094,480 872,475 790,910 831,582 1,396,740
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773 $0.848962 $1.597073 $1.393568 $1.301820	$1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773 $0.848962 $1.597073 $1.393568	1,611,190.480 1,819,079.383 2,228,223.236 2,308,819 2,808,294 2,590,586 2,979,820 2,886,962 4,966,750 5,004,670
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective on or about May 2, 2016, ProFund VP Money Market was renamed ProFund VP Government Money Market.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(6)	Formerly known as TA Vanguard ETF - Balanced.
(7)	Formerly known as TA Vanguard ETF - Conservative.
(8)	Formerly known as TA Vanguard ETF – Growth.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Premier Life Insurance Company

Years Ended December 31, 2015, 2014, and 2013

Transamerica Premier Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2015, 2014, and 2013

Independent Auditor’s Report

To the Board of Directors of

Transamerica Premier Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Premier Life Insurance Company, which comprise the statutory balance sheets as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flow for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

1

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules as of December 31, 2015 and 2014 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and 2014 and for the years then ended. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance Schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois

April 26, 2016

2

Report of Independent Auditors

The Board of Directors

Transamerica Premier Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Premier Life Insurance Company, which comprise the statement of operations, changes in capital and surplus, and cash flows for the year ended December 31, 2013, and the related notes to the financial statements. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flows of Transamerica Premier Life Insurance Company for the year ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Transamerica Premier Life Insurance Company for the year ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

February 6, 2015

4

Transamerica Premier Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$883,173	$749,886
Bonds:
Unaffiliated entities	14,471,372	14,275,747
Preferred stocks	6,428	39,691
Common stocks:
Affiliated entities (cost: 2015 - $58,942; 2014 - $58,170)	61,610	50,440
Unaffiliated entities (cost: 2015 - $26,652; 2014 - $42,155)	50,528	42,773
Mortgage loans on real estate	1,687,756	1,903,557
Real estate, at cost less accumulated depreciation (2015 - $43,305; 2014 - $21,942):
Home office properties	25,799	26,728
Investment properties	191,248	359
Properties held for sale	10,264	11,708
Policy loans	925,179	922,969
Receivables for securities	1,552	2,809
Securities lending reinvested collateral assets	354,051	296,346
Derivatives	42,568	51,053
Other invested assets	647,641	859,769

Total cash and invested assets	19,359,169	19,233,835

Accrued investment income	185,526	182,681
Cash surrender value of life insurance policies	162,440	158,942
Premiums deferred and uncollected	194,807	198,937
Current federal income tax recoverable	16,936	—
Net deferred income tax asset	337,506	233,500
Reinsurance receivable	18,278	28,696
Receivable from parent, subsidiaries and affiliates	—	80,051
Goodwill	4,007	5,328
Other assets	50,898	53,705
Separate account assets	21,319,849	22,071,958

Total admitted assets	$41,649,416	$42,247,633

5

Transamerica Premier Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2015	2014
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$7,924,978	$7,571,015
Annuity	3,363,955	3,660,269
Accident and health	977,785	648,625
Policy and contract claim reserves:
Life	136,059	153,338
Accident and health	130,605	121,157
Liability for deposit-type contracts	639,671	673,282
Other policyholders’ funds	14,950	8,403
Federal income taxes payable	—	128,297
Remittances and items not allocated	49,061	20,381
Payable for derivative cash collateral	309,456	351,983
Asset valuation reserve	270,586	247,773
Interest maintenance reserve	283,137	310,919
Funds held under reinsurance treaties	4,020,771	3,862,985
Reinsurance in unauthorized reinsurers	11,315	9,804
Payable to parent, subsidiaries and affiliates	83,509	—
Payable for securities	3,298	3
Payable for securities lending	354,051	296,346
Unearned investment income	14,668	14,966
Borrowed money	161,834	290,995
Transfers from separate accounts due or accrued	(105,612)	(151,489)
Derivatives	22,768	24,233
Deferred derivative gain	2,593	3,616
Other liabilities	152,151	154,069
Separate account liabilities	21,319,849	22,071,958

Total liabilities	40,141,438	40,472,928

Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	710,379	910,045
Aggregate write-ins for special surplus funds	2,158	2,573
Unassigned surplus	625,304	691,950

Total capital and surplus	1,507,978	1,774,705

Total liabilities and capital and surplus	$41,649,416	$42,247,633

See accompanying notes.

6

Transamerica Premier Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,217,027	$998,356	$974,903
Annuity	778,135	755,165	714,379
Accident and health	1,123,016	4,583,806	558,286
Net investment income	840,834	825,970	821,819
Amortization of interest maintenance reserve	24,668	24,763	16,339
Commissions and expense allowances on reinsurance ceded	162,538	46,416	194,143
Income from fees associated with investment management, administration and contract guarantees for separate accounts	318,664	329,455	332,299
Reserve adjustment on reinsurance ceded	(397,377)	(272,265)	(239,628)
Income earned on company owned life insurance	3,497	3,328	6,111
Consideration on reinsurance transaction	329	54,150	1,866
Other income	49,741	42,661	30,658

	4,121,072	7,391,805	3,411,175
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	1,017,237	601,891	583,659
Annuity benefits	344,697	327,261	332,334
Surrender benefits	1,110,799	1,233,336	1,560,881
Other benefits	75,448	96,032	87,904
Increase (decrease) in aggregate reserves for policies and contracts:
Life	357,155	217,907	212,005
Annuity	(296,314)	(166,726)	(295,921)
Accident and health	90,920	(68,891)	154,282

	2,699,942	2,240,810	2,635,144
Insurance expenses:
Commissions	828,793	467,288	473,673
General insurance expenses	332,879	297,889	292,305
Taxes, licenses and fees	54,384	59,097	65,221
Net transfers to separate accounts	(228,324)	(296,321)	(593,600)
Reinsurance reserve adjustment	13,925	3,914,522	(10)
Funds withheld ceded investment income	155,888	150,424	154,894
Experience refunds	(141)	(15)	246
Change in provision for liquidity guarantees	(50)	(14)	(1,485)
Other expenses	57,534	25,661	6,997

	1,214,888	4,618,531	398,241

Total benefits and expenses	3,914,830	6,859,341	3,033,385

Gain from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital (losses) gains on investments	$206,242	$532,464	$377,790

7

Transamerica Premier Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Dividends to policyholders	$1,134	$1,255	$1,280

Gain from operations before federal income tax (benefit) expense and net realized capital (losses) gains on investments	205,108	531,209	376,510
Federal income tax (benefit) expense	(29,748)	196,140	49,579

Gain from operations before net realized capital (losses) gains on investments	234,856	335,069	326,931
Net realized capital (losses) gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(21,032)	15,662	(248)

Net income	$213,824	$350,731	$326,683

See accompanying notes.

8

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2013	$7,364	$2,773	$—	$160,000	$773,400	$206,199	$1,149,736
Net Income	—	—	—	—	—	326,683	326,683
Capital contribution	—	—	—	—	135,000	—	135,000
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	99,719	99,719
Change in net deferred income tax asset	—	—	—	—	—	(13,332)	(13,332)
Change in other nonadmitted assets	—	—	—	—	—	(7,559)	(7,559)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	452	452
Change in asset valuation reserve	—	—	—	—	—	(57,583)	(57,583)
Change in surplus as a result of reinsurance	—	—	—	—	—	(79,403)	(79,403)
Correction of error related to deferred tax asset	—	—	—	—	—	7,033	7,033
Long-term incentive compensation	—	—	—	—	926	—	926
Dividends to stockholders	—	—	—	—	—	(185,000)	(185,000)

Balance at December 31, 2013	$7,364	$2,773	$—	$160,000	$909,326	$297,209	$1,376,672
Net income	—	—	—	—	—	350,731	350,731
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(83,256)	(83,256)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	93	93
Change in net deferred income tax asset	—	—	—	—	—	(23,947)	(23,947)
Change in nonadmitted assets	—	—	—	—	—	(58,865)	(58,865)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(7,824)	(7,824)
Change in reserve on account of change in valuation basis	—	—	—	—	—	428	428
Change in asset valuation reserve	—	—	—	—	—	13,841	13,841
Change in surplus as a result of reinsurance	—	—	—	—	—	267,941	267,941
Dividends to stockholders	—	—	—	—	—	(50,000)	(50,000)
Capital contribution	—	—	—	—	719	—	719
ACA section 9010 estimated assessment	—	—	2,573	—	—	(2,573)	—
Correction of error - reserve credit taken	—	—	—	—	—	(11,828)	(11,828)

Balance at December 31, 2014	$7,364	$2,773	$2,573	$160,000	$910,045	$691,950	$1,774,705

9

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Aggregate Write-ins for Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2015	$7,364	$2,773	$2,573	$160,000	$910,045	$691,950	$1,774,705
Net income	—	—	—	—	—	213,824	213,824
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(12,492)	(12,492)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	—	—	121,924	121,924
Change in other nonadmitted assets	—	—	—	—	—	(70,668)	(70,668)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(1,511)	(1,511)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(228,062)	(228,062)
Change in asset valuation reserve	—	—	—	—	—	(12,997)	(12,997)
Change in surplus as a result of reinsurance	—	—	—	—	—	(98,071)	(98,071)
Cumulative effect of change in accounting principles	—	—	—	—	—	30,444	30,444
Correction of error - reserve credit taken	—	—	—	—	—	(9,500)	(9,500)
ACA section 9010 estimated assessment	—	—	(415)	—	—	415	—
Return of capital	—	—	—	—	(200,000)	—	(200,000)
Capital contribution	—	—	—	—	334	—	334

Balance at December 31, 2015	$7,364	$2,773	$2,158	$160,000	$710,379	$625,304	$1,507,978

See accompanying notes.

10

Transamerica Premier Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Operating activities
Premiums collected, net of reinsurance	$3,130,025	$6,330,343	$2,273,697
Net investment income	882,391	869,754	865,945
Reserve adjustments on reinsurance ceded	(207,591)	(272,265)	(232,229)
Consideration on reinsurance transaction	329	54,150	1,866
Commission and expense allowances on reinsurance ceded	92,257	87,119	114,865
Miscellaneous income	372,018	375,593	370,818
Benefit and loss related payments	(2,600,351)	(2,291,355)	(2,548,062)
Net transfers from separate accounts	274,415	360,633	638,040
Commissions, expenses paid and aggregate write-ins for deductions	(1,462,818)	(4,660,707)	(998,885)
Dividends paid to policyholders	(1,233)	(1,316)	(1,316)
Federal income taxes (paid) received	(132,592)	(83,769)	18,445

Net cash provided by operating activities	346,850	768,180	503,184

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,804,173	1,992,267	2,515,784
Stocks	53,689	3,662	40,701
Mortgage loans	586,271	206,081	482,187
Real estate and properties held for sale	1,804	4,082	2,950
Other invested assets	292,198	123,279	133,818
Securities lending reinvested collateral assets	—	114,129	24,844
Derivatives	—	37,103	—
Miscellaneous proceeds	8,614	165,730	36,946

Total investment proceeds	4,746,749	2,646,333	3,237,230

Costs of investments acquired:
Bonds	(4,025,603)	(2,468,084)	(2,793,628)
Stocks	(887)	(31,395)	(5,785)
Mortgage loans	(377,635)	(339,734)	(337,314)
Real estate and properties held for sale	(2,332)	(7,116)	(8,034)
Other invested assets	(260,265)	(179,832)	(67,241)
Derivatives	(43,878)	—	(66,568)
Securities lending reinvested collateral assets	(57,705)	—	—
Miscellaneous applications	(84,014)	(173,295)	(10,690)

Total cost of investments acquired	(4,852,319)	(3,199,456)	(3,289,260)
Net increase in policy loans	(2,210)	(9,620)	(24,583)

Net cost of investments acquired	(4,854,529)	(3,209,076)	(3,313,843)

Net cash provided by (used in) investing activities	(107,781)	(562,743)	(76,613)

11

Transamerica Premier Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	2013
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(44,010)	$(1,007,531)	$(1,633,515)
Net change in:
Reinsurance on deposit-type contracts and other insurance liabilities	(3,437)	995,438	1,292,709
Borrowed funds	(129,114)	210,207	47,396
Funds held under reinsurance treaties with unauthorized reinsurers	(32,215)	(489,686)	(805,994)
Receivable from parent, subsidiaries and affiliates	80,661	(3,694)	(37,853)
Payable to parent, subsidiaries and affiliates	82,899	610	(34,378)
Payable for securities lending	57,705	114,129	(24,754)
Other cash (applied) provided	81,729	(29,494)	84,530
Dividends to stockholders	—	(50,000)	(185,000)
Return of capital	(200,000)	—	—
Capital contribution received	—	135,000	—

Net cash used in financing and miscellaneous activities	(105,782)	(125,021)	(1,296,859)

Net increase (decrease) in cash, cash equivalents and short-term investments	133,287	80,416	(870,288)

Cash, cash equivalents and short-term investments:
Beginning of year	749,886	669,470	1,539,758

End of year	$883,173	$749,886	$669,470

See accompanying notes.

12

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2015

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Premier Life Insurance Company (the Company, formerly known as Monumental Life Insurance Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2014, the Company completed a merger with Western Reserve Life Assurance Co. of Ohio (WRL). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of WRL were carried forward to the merged company. As a result of the merger, WRL’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge WRL into the Company, AEGON USA, LLC (AEGON), the parent of WRL, received one share of common stock of CGC.

On December 31, 2015, AEGON merged into Transamerica Corporation (TA Corp), a Delaware-domiciled non-insurance affiliate.

13

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Summarized audited financial information for the Company and WRL presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2014	Year Ended December 31 2013
	Unaudited
Revenues:
Company	$1,896,267	$2,490,781
WRL	733,292	920,394
Merger reclassifications	—	—

	$2,629,559	$3,411,175

Net income (loss):
Company	$(113,066)	$166,874
WRL	71,064	159,809
Merger reclassifications	—	—

	$(42,002)	$326,683

	September 30 2014	December 31 2013
	Unaudited
Assets:
Company	$32,048,493	$31,853,240
WRL	9,310,145	9,420,319
Merger reclassifications	—	(5,496)

	$41,358,638	$41,268,063

Liabilities:
Company	$31,349,277	$30,882,016
WRL	8,873,734	9,014,871
Merger reclassifications	—	(5,496)

	$40,223,011	$39,891,391

Capital and surplus:
Company	$699,216	$971,224
WRL	436,411	405,448
Merger reclassifications	—	—

	$1,135,627	$1,376,672

14

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Nature of Business

The Company sells a full line of insurance products, including individual, credit, group, variable universal life and variable annuity coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 50 states, the District of Columbia, Guam, American Samoa, US Virgin Islands, Northern Mariana Islands, Canada, and Puerto Rico. Sales of the Company’s products are through agents, brokers, financial planners, independent representatives, financial institutions, stockbrokers and direct response methods. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds, including affiliated bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or

15

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

16

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

17

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents that excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts inforce at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent balances and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would

18

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to

19

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

20

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

21

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company utilizes the look-through approach in valuing its investment in the following two entities.

Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$29,095
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$43,372

The financial statements for these entities are not audited. Instead, under the look-through approach, the Company is using the value of the underlying investments owned by these entities, limited to those investments for which audited financial statements are obtained. All liabilities, commitments, contingencies, guarantees or obligations of these entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 3 and REAP 4 HR, if not already recorded in their financial statements.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

22

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $23,102 and

23

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

$25,464 at December 31, 2015 and 2014, respectively, is net of the reserve of $10,767 and $10,823, respectively. Interest income of $1,526 and $1,849 was recognized for the years ended December 31, 2015 and 2014 respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by the Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2015 and 2014, the Company excluded investment income due and accrued for bonds in default of $1,088 and $80, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral is invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow,

24

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the

25

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or interest rate index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedge item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

26

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as unassigned surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

27

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If we are unable to prove hedge effectiveness the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

28

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect converts a fixed U.S. Treasury into hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $2,928 for the year ended December 31, 2015 related to these warrants.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The investment risks associated with the fair value changes in separate accounts held for individual policyholders are borne entirely by the policyholder.

The Company received variable contract premiums of $900,396, $888,892 and $852,784 in 2015, 2014 and 2013, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $318,664, $329,455 and $332,299, in 2015, 2014 and 2013, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

29

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The nonguaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner’s Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

30

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

31

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

32

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$433,438	$289,975	$143,463
2014 and prior	216,119	382,623	454,271	144,471

	216,119	$816,061	$744,246	287,934

Active life reserve	553,663			820,456

Total accident and health reserves	$769,782			$1,108,390

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2014
2014	$—	$325,365	$196,467	$128,898
2013 and prior	194,549	(6,655)	100,673	87,221

	194,549	$318,710	$297,140	216,119

Active life reserve	633,636			553,663

Total accident and health reserves	$828,185			$769,782

The Company’s unpaid claims reserve was increased (decreased) by $382,623 and $(6,655) for the years ended December 31, 2015 and 2014, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2015 was primarily attributable to an affiliated modified coinsurance reinsurance agreement which went into effect on December 31, 2014 and the change in 2014 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $5,094 and $2,931, respectively. The Company incurred $6,688 and paid $4,525 of claim adjustment expenses during 2015, of which $2,277 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $4,621 and paid $4,057 of claim adjustment expenses during 2014, of which $2,111 of the paid

33

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2015 or 2014.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credit to paid-in surplus. The Company recorded an accrued expense in the amount of $334, $719 and $926 for the years ended December 31, 2015, 2014 and 2013, respectively.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

Recent Accounting Pronouncements

Effective January 1, 2015 the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40R, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40R. The updated guidance mandates that such investments, previously accounted for as equity method investments under SSAP No. 48 and reported on Schedule BA, be converted to SSAP No. 40R Schedule A real estate through recognition of a cumulative effect of a change in accounting principle as if the reporting entity had followed SSAP No. 40R since the acquisition of the property. The Company’s holding of Transamerica

34

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Pyramid Properties, LLC (TPP) was scoped into this new requirement and has been classified as property held for the production of income. The cumulative effect of adopting this standard was a $31,508 increase in capital and surplus as a result of the prescribed change in carrying basis of the TPP holding and the corresponding asset valuation reserve and deferred tax impacts. The adoption of this guidance resulted in a $2,000 decrease to admitted deferred tax assets.
Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision did not impact the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, were moved to this SSAP. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of these revisions did not impact the Company’s financial position or results of operations, as the Company has no FHLB agreements.

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

35

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by TA Corp.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operation of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

36

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the State of Iowa is shown below:

	2015	2014	2013
Net income, State of Iowa basis	$213,824	$350,731	$326,683
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income, NAIC SAP	$213,824	$350,731	$326,683

Statutory surplus, State of Iowa basis	$1,507,978	$1,774,705	$1,376,672
State prescribed practice for secondary guarantee reinsurance	—	—	(38,696)

Statutory surplus, NAIC SAP	$1,507,978	$1,774,705	$1,337,976

The Company previously disclosed a state prescribed practice for secondary guarantee reinsurance. The prescribed practice entitled the Company to take reserve credit for such reinsurance contracts in the amount equal to the portion of the reserves attributable to the secondary guarantee. As a result of the NAIC adopting Actuarial Guideline XXXXVIII (AG48) during 2014, the previously disclosed prescribed practice is no longer necessary.

3. Accounting Changes and Correction of Errors

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $3,192 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $1,034 and the uncollected premium asset of $30. These amounts were credited to surplus and are reported on the cumulative effect of changes in accounting principles line.

37

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2015, the Company made a change in valuation bases relating to its Long-Term Care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first-principles approach. This change resulted in an increase in A&H reserves of $231,254 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

During 2015, the Company discovered an error in the calculation of the modified coinsurance reserve adjustment for an affiliated reinsurance transaction with MLIC Re I. The cumulative impact of the error was an understatement of payables of $9,500. This has been reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2014, the Company discovered that the reserve credit reported under an affiliated reinsurance agreement included risks to be retained by the Company. The impact of this error was an understatement of the reserve liability and overstatement of capital and surplus of $11,828 as of December 31, 2013. This was corrected in 2014 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2013, the Company determined the mark-to-market adjustment on certain swap unwinds within its synthetic asset mortgage loan program were incorrectly not made for purposes of determining taxable income at December 31, 2011. Upon reviewing the impact on the prior years, an adjustment of $7,033 was designated as a prior year correction of an error and presented as a change in unassigned surplus for the year ended December 31, 2013.

38

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2015 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2015
Statement of Cash Flow:
Total net cash from operations in the Company’s Annual Statement	$141,940
Increase net investment income and miscellaneous income	204,910

Total net cash from operations as reported in the accompanying audited statutory basis statement of cash flow	$346,850

Total net cash from investments in the Company’s Annual Statement	$110,180
Decrease proceeds from investments - other invested assets	(202,000)
Decrease costs of investments - real estate and properties held for sale	(1,051)
Decrease costs of investments - miscellaneous applications	(14,910)

Total net cash from investments as reported in the accompanying audited statutory basis statement of cash flow	$(107,781)

Total net cash from financing and miscellaneous in the Company’s
Annual Statement	$(118,834)
Increase other cash provided (applied)	13,052

Total net cash from financing and miscellaneous as reported in the accompanying audited statutory basis statement of cash flow	$105,782

The 2015 Annual Statement incorrectly included non-cash activity related to derivative amortization, an amendment to an affiliated reinsurance agreement, and the recently adopted guidance of SSAP No. 40R (See Note 1), Real Estate Investments, in the Cash Flow. The ending balance of cash, cash equivalents and short-term investments did not change as a result of these adjustments.

39

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Certain corrections have been made to prior period financial statements. In the Statements of Cash Flows for the years ended December 31, 2014 and 2013, the following amounts were reclassified between categories within the statement to properly reflect the cash flow activity related to collateral received on derivative transactions and to remove non-cash derivative book value amortization:

	For the year ended December 31,		For the year ended December 31,
	2014		2013
	As previously reported	Corrected amount	As previously reported	Corrected amount
Net investment income received	862,365	869,754	857,655	865,945
Commissions, expenses paid and aggregate write-ins for deductions	(4,458,850)	(4,660,707)	(1,062,698)	(998,885)
Net cash (used in) provided by operating activities	962,648	768,180	431,081	503,184
Miscellaneous applications	(165,906)	(173,295)	(2,400)	(10,690)
Net cash provided by (used in) investing activities	(555,354)	(562,743)	(68,323)	(76,613)
Other cash provided	(231,351)	(29,494)	148,343	84,530
Net cash provided by (used in) financing and miscellaneous activities	(326,878)	(125,021)	(1,233,046)	(1,296,859)

There was no effect on net income, changes in capital or surplus or total capital and surplus of the prior periods. Management has evaluated the errors and related corrections and concluded that they were not material to any previously reported annual financial statements.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

40

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

41

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods

42

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parent, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations. The carrying value of the Company’s liabilities for deferred

43

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

annuities with minimum guaranteed benefits is determined using a stochastic valuation as described in Note 8, which approximates the fair value. For investment contracts without minimum guarantees, fair value is estimated using discounted cash flows. For those liabilities that are short in duration, carrying amount approximates fair value. For investments contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

44

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2015 and 2014, respectively:

	December 31 2015
	Aggregate Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$688,590	$688,590	$—	$688,590	$—	$—
Short-term notes receivable from affiliates	252,700	252,700	—	252,700	—	—
Bonds	15,257,097	14,471,372	840,435	13,858,694	557,968	—
Preferred stocks, other than affiliates	5,579	6,428	—	5,443	136	—
Common stocks, other than affiliates	50,528	50,528	547	56	49,925	—
Mortgage loans on real estate	1,755,636	1,687,756	—	—	1,755,636	—
Other invested assets	136,311	124,209	—	127,332	8,979	—
Options	27,350	27,350	36	27,314	—	—
Interest rate swaps	10,168	1,794	—	10,168	—	—
Currency swaps	13,008	6,136	—	13,008	—	—
Credit default swaps	1,618	1,660	—	1,618	—	—
Equity swaps	5,628	5,628	—	5,628	—	—
Policy loans	925,179	925,179	—	925,179	—	—
Securities lending reinvested collateral	354,051	354,051	—	354,051	—	—
Separate account assets	20,127,597	20,127,597	18,107,122	2,018,606	1,869	—

Liabilities
Investment contract liabilities	3,715,884	3,265,942	—	46,307	3,669,577	—
Equity swaps	5,972	5,972	—	5,972	—	—
Interest rate swaps	(408,022)	9,552	—	(408,022)	—	—
Currency swaps	9,748	2,226	—	9,748	—	—
Credit default swaps	7,963	5,018	—	7,963	—	—
Payable to parent, subsidiaries and affiliates	83,509	83,509	—	83,509	—	—
Separate account annuity liabilities	17,942,576	17,942,576	—	17,942,576	—	—
Surplus notes	179,219	160,000	—	179,219	—	—

45

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2014
	Aggregate Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)	Not practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$758,915	$758,915	$—	$758,915	$—	$—
Bonds	15,718,796	14,275,747	937,552	14,133,063	648,181	—
Preferred stocks, other than affiliates	39,072	39,691	—	38,936	136	—
Common stocks, other than affiliates	42,773	42,773	1,459	34	41,280	—
Mortgage loans on real estate	2,001,580	1,903,557	—	—	2,001,580	—
Other invested assets	143,436	128,178	—	134,039	9,397	—
Options	40,416	40,416	108	37,067	3,241	—
Interest rate swaps	18,331	2,140	—	18,331	—	—
Currency swaps	13,736	6,026	—	13,736	—	—
Credit default swaps	2,265	1,802	—	2,265	—	—
Equity swaps	668	668	—	668	—	—
Policy loans	922,969	922,969	—	922,969	—	—
Securities lending reinvested collateral	296,291	296,346	—	296,291	—	—
Receivable from parent, subsidiaries and affiliates	80,051	80,051	—	80,051	—	—
Separate account assets	20,804,337	20,804,337	18,865,831	1,936,436	2,070	—

Liabilities
Investment contract liabilities	3,767,213	3,580,593	—	97,957	3,669,256	—
Options	64	64	64	—	—	—
Equity swaps	3,923	3,923	—	3,923	—	—
Interest rate swaps	(412,449)	8,144	—	(412,449)	—	—
Currency swaps	15,499	7,128	—	15,499	—	—
Credit default swaps	(1,213)	4,973	—	(1,213)	—	—
Separate account annuity liabilities	18,429,270	18,429,270	—	18,429,270	—	—
Surplus notes	197,478	160,000	—	197,478	—	—

46

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2015 and 2014:

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$716	$—	716
Industrial and miscellaneous	—	5,510	28,112	33,622
Hybrid securities	—	14,155	—	14,155

Total bonds	—	20,381	28,112	48,493
Preferred stock
Industrial and miscellaneous	—	—	136	136

Total preferred stock	—	—	136	136
Common stock
Mutual funds	—	55	—	55
Industrial and miscellaneous	547	1	49,925	50,473

Total common stock	547	56	49,925	50,528
Short-term investments and cash equivalents
Government	—	5,494	—	5,494
Industrial and miscellaneous	—	449,315	—	449,315
Mutual funds	—	232,995	—	232,995
Intercompany notes receivable	—	252,700	—	252,700
Sweep accounts	—	786	—	786

Total short-term	—	941,290	—	941,290
Securities lending reinvested collateral	—	354,051	—	354,051
Derivative assets	35	34,547	—	34,582
Separate account assets	18,107,122	2,018,606	9,046	20,134,775

Total assets	$18,107,704	$3,368,931	$87,219	$21,563,855

Liabilities:
Derivative liabilities	$—	$12,194	$—	$12,194
Separate account liabilities	4,448	—	—	4,448

Total liabilities	$4,448	$12,194	$—	$16,642

47

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$18,052	$—	$18,052
Industrial and miscellaneous	—	4,628	37,160	41,788

Total bonds	—	22,680	37,160	59,840
Preferred stock
Industrial and miscellaneous	—	—	136	136

Total preferred stock	—	—	136	136
Common stock
Mutual funds	—	32	—	32
Industrial and miscellaneous	1,459	1	41,280	42,740

Total common stock	1,459	33	41,280	42,772
Short-term investments and cash equivalents
Government	—	5	—	5
Industrial and miscellaneous	—	545,843	—	545,843
Mutual funds	—	210,578	—	210,578
Sweep accounts	—	2,489	—	2,489

Total short-term	—	758,915	—	758,915
Securities lending reinvested collateral		295,235		295,235
Derivative assets	108	69,802	3,241	73,151
Separate account assets	18,865,832	1,936,436	13,969	20,816,237

Total assets	$18,867,399	$3,083,101	$95,786	$22,046,286

Liabilities:
Derivative liabilities	$64	$(409,744)	$—	$(409,680)

Total liabilities	$64	$(409,744)	$—	$(409,680)

Bonds classified in Level 2 are valued using inputs from third-party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize significant inputs that are not market observable.

Preferred stock in Level 3 is being internally valued using significant unobservable inputs.

Common stock in Level 2 represents money market mutual funds carried at amortized cost and warrants that are valued using vendor inputs. Common stock in Level 3 is comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

48

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 would represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Derivatives classified as Level 3 represent Total Return Forward Bond Purchases and Warrants based on the GDP of the Argentine government. The Total Return Forward Bond Purchases are determined by using the US Treasury repo curve estimates which is then compared to the strike price to estimate future payoff. The payoff is then discounted to the present value using the standard USD LIBOR curve. The Argentine Warrants are determined by a confirmations received from brokers, and then modelled accordingly when compared to the sovereign issuance.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize inputs that are not market observable.

Separate account liabilities consist of derivative liabilities held on the separate accounts. They are valued in the same way as the general account derivatives (described above).

During 2015 and 2014, there were no transfers between Level 1 and 2, respectively.

49

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables summarize the changes in assets classified in Level 3 for 2015 and 2014:

	Balance at January 1, 2015	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$176	$—	$—	$(31)	$23
Other	36,984	9,484	7,097	(3,204)	(5,526)
Preferred stock	136	—	—	—	—
Common stock	41,280	—	—	3,727	23,877
Derivatives	3,241	—	—	—	—
Separate account assets	13,969	—	—	(309)	68

Total	$95,786	$9,484	$7,097	$183	$18,442

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2015
Bonds
RMBS	$—	$—	$—	$—	$168
Other	—	—	—	2,697	27,944
Preferred stock	—	—	—	—	136
Common stock	4	—	—	18,963	49,925
Derivatives	—	—	—	3,241	—
Separate account assets	—	90	—	4,772	9,046

Total	$4	$90	$—	$29,673	$87,219

50

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Balance at January 1, 2014	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$214	$8	$—	$6	$(51)
Other	43,189	1,684	2,020	(1,666)	(684)
Preferred stock	136	—	—	—	—
Common stock	41,354	—	—	—	(2)
Derivatives	5,195	—	—	—	(1,954)
Separate account assets	13,923	774	—	(63)	168

Total	$104,011	$2,466	$2,020	$(1,723)	$(2,523)

	Purchases	Issuances	Sales	Settlements	Balance at December 31, 2014
Bonds
RMBS	$—	$—	$—	$1	$176
Other	—	—	—	3,519	36,984
Preferred stock	—	—	—	—	136
Common stock	—	—	72	—	41,280
Derivatives	—	—	—	—	3,241
Separate account assets	—	—	—	833	13,969

Total	$—	$—	$72	$4,353	$95,786

(a)	Recorded as a component of Net Realized Capital Gains/Losses in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2014 and 2013, subsequently changing to being carried at fair value during 2015 and 2014.

Transfers out for bonds were attributed to securities being carried at fair value at December 31, 2014 and 2013, subsequently changing to being carried at amortized cost during 2015 and 2014.

51

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Transfers in for separate account bonds were attributable to securities being valued using third-party vendor inputs at December 31, 2013, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2014.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2015 and 2014, the Company has several properties that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $10,264 and $11,708. There are no properties that have a carrying amount less than its fair value; and therefore are not carried at fair value as of December 31, 2015 and 2014.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$555,591	$58,059	$1,957	$3,700	$607,993
State, municipal and other government	479,282	48,529	4,993	4,405	518,413
Hybrid securities	441,465	13,629	51,737	4,294	399,063
Industrial and miscellaneous	9,857,896	922,957	138,537	128,037	10,514,279
Mortgage and other asset-backed securities	3,137,138	141,054	44,731	16,112	3,217,349

	14,471,372	1,184,228	241,955	156,548	15,257,097
Unaffiliated preferred stocks	6,428	194	1,043	—	5,579

	$14,477,800	$1,184,422	$242,998	$156,548	$15,262,676

52

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$606,943	$106,597	$1,298	$—	$712,242
State, municipal and other government	442,243	47,544	2,720	655	486,412
Hybrid securities	449,898	16,602	51,752	706	414,042
Industrial and miscellaneous	9,705,629	1,265,411	35,493	22,022	10,913,525
Mortgage and other asset-backed securities	3,071,034	176,352	51,938	2,873	3,192,575

	14,275,747	1,612,506	143,201	26,256	15,718,796
Unaffiliated preferred stocks	39,691	476	973	122	39,072

	$14,315,438	$1,612,982	$144,174	$26,378	$15,757,868

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 261 and 292 securities with a carrying amount of $1,462,358 and $1,895,196 and an unrealized loss of $242,998 and $144,174 with an average price of 83.4 and 92.4 (fair value/amortized cost). Of this portfolio, 78.1% and 83.6% were investment grade with associated unrealized losses of $155,837 and $84,425, respectively.

At December 31, 2015 and 2014, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 781 and 286 securities with a carrying amount of $4,034,724 and $1,170,892 and an unrealized loss of $156,548 and $26,377 with an average price of 96.1 and 97.8 (fair value/amortized cost). Of this portfolio, 95.5% and 89.4% were investment grade with associated unrealized losses of $140,337 and $23,373, respectively.

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 4 and 4 securities with a cost of $17 and $14,066 and an unrealized loss of $3 and $2 with an average price of 81.6 and 100.0 (fair value/cost).

At December 31, 2015 and 2014, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 2 and 2 securities with a cost of $0 and $3 and an unrealized loss of $0 and $2 with an average price of 63.5 and 40.6 (fair value/cost).

53

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2015 and 2014 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015

Unaffiliated bonds:
United States Government and agencies	$18,769	$83,312	$102,081
State, municipal and other government	27,042	97,550	124,592
Hybrid securities	163,428	60,350	223,778
Industrial and miscellaneous	539,928	2,463,136	3,003,064
Mortgage and other asset-backed securities	468,235	1,173,830	1,642,065

	1,217,402	3,878,178	5,095,580
Unaffiliated preferred stocks	1,956	—	1,956
Unaffiliated common stocks	14	—	14

	$1,219,372	$3,878,178	$5,097,550

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2014

Unaffiliated bonds:
United States Government and agencies	$26,726	$—	$26,726
State, municipal and other government	31,624	14,444	46,068
Hybrid securities	149,355	33,359	182,714
Industrial and miscellaneous	913,513	714,641	1,628,154
Mortgage and other asset-backed securities	627,777	352,043	979,820

	1,748,995	1,114,487	2,863,482
Unaffiliated preferred stocks	2,027	30,028	32,055
Unaffiliated common stocks	14,064	1	14,065

	$1,765,086	$1,144,516	$2,909,602

54

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$291,168	$295,397
Due after one year through five years	2,661,480	2,767,624
Due after five years through ten years	1,964,591	2,050,360
Due after ten years	6,416,995	6,926,367

	11,334,234	12,039,748
Mortgage and other asset-backed securities	3,137,138	3,217,349

	$14,471,372	$15,257,097

The following structured notes were held at December 31, 2015:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$2,619	$2,503	$2,621	NO
871928AW7	6,232	29,260	25,288	NO
912810QV3	9,959	8,217	10,146	NO
912810RA8	134,765	147,356	139,761	NO
G52836AB2	13,452	9,878	13,452	NO

Total	$167,027	$197,214	$191,268

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2015 the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $575,461 and a carrying value of $654,830, resulting in a gross unrealized loss of $79,369. Bank regulators are implementing a wide array of reforms designed to strengthen capital levels, reduce balance sheet risk and improve liquidity in an attempt to reduce systemic risk. Many banks already meet new capital and liquidity requirements, well ahead of regulatory deadlines. In addition, regulators and central governments are adopting new bank guidelines, which are designed to reduce systemic risk by tapping loss-absorbing capital, as needed, to recapitalize or resolve a bank without using taxpayer money.

55

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2015.

Basic Industry

At December 31, 2015 the Company’s basic industry sector portfolio had investments in an unrealized loss position which had a fair value of $295,720 and a carrying value of $350,300, resulting in a gross unrealized loss of $54,580. The Basic Industry sector encompasses various sub-sectors including metals and mining, chemicals and paper and forest products, with the majority of the gross unrealized loss relating to metals and mining.

Fundamentals for the metals and mining industry have been negatively impacted by falling prices for base metals, ferrous metals, precious metals, iron ore and coal. Slowing economic data out of China has resulted in reduced demand for the base metals and bulk steel-making commodities as the country comprises from 40%-60% of global consumption for most of these commodities. The lack of a sufficient response on the supply side for these commodities has driven significant pricing pressure. The top line pressure companies are experiencing combined with their willingness to take on additional debt when commodity prices were rising has resulted in a substantial deterioration in credit metrics for the majority of the metals and mining industry. Chemicals have been positively impacted by continued low natural gas prices within the US, but given the global scale of most players in the industry, they have also been harmed by a slowdown in global growth as well as volatility in raw material costs, increasing competition from global peers and the potential for lower margins given falling oil prices. Paper and forest products have shown some improvement as the housing recovery takes hold in the United States, but more traditional paper products, such as newsprint, remain challenged.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2015.

Energy

At December 31, 2015, the Company’s Energy sector portfolio had investments in an unrealized loss position which had a fair value of $766,516 and a carrying value of $886,922, resulting in a gross unrealized loss of $120,405. The Energy Industry sector encompasses various sub-sectors including integrated oil and gas producers, independent oil and gas producers, midstream processing and transport, oil field services and drilling, and refining. The majority of the gross unrealized loss relates to independent oil and gas producers, as well as oil field services and drilling.

56

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Falling oil prices, and continued low natural gas prices, have reduced cash flow for upstream oil and gas producers. Oil field service and drilling companies have been pressured by the prospect of margin pressure resulting from new capacity additions and the prospect of lower capital spending by their upstream client base. Commodity price pressure stems from strong non-Organization of the Petroleum Countries (OPEC) supply growth, softening global demand, and shifting OPEC policy. Companies have responded with capital spending and cost reduction programs, but cash flow and credit metrics continue to weaken. Some issuers have also initiated debt exchange offers that have put additional pressure on security pricing. Midstream processing and transport companies have begun to be impacted by weaker volume growth, higher capital costs, counterparty concerns, and in some cases, commodity price exposure. Refiners have seen positive near term impacts from lower feedstock costs and stronger demand.

The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be other-than-temporarily impaired as of December 31, 2015.

There were no loan-backed and structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2015, 2014, or 2013.

57

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables provide the aggregate totals for loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$11,003	$711	$10,292	$9,833
2nd quarter present value of cash flows expected to be less than the amortized cost basis	72,681	3,988	68,693	52,299
3rd quarter present value of cash flows expected to be less than the amortized cost basis	7,416	25	7,391	6,933
4th quarter present value of cash flows expected to be less than the amortized cost basis	5,541	332	5,209	3,905

Aggregate total	$96,641	$5,056	$91,585	$72,970

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$69,315	$1,781	$67,534	$39,500
2nd quarter present value of cash flows expected to be less than the amortized cost basis	49,878	1,846	48,032	35,679
3rd quarter present value of cash flows expected to be less than the amortized cost basis	47,782	20,158	27,624	36,334
4th quarter present value of cash flows expected to be less than the amortized cost basis	20,262	1,607	18,655	16,151

Aggregate total	$187,237	$25,392	$161,845	$127,664

58

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$69,169	$4,482	$64,687	$30,825
2nd quarter present value of cash flows expected to be less than the amortized cost basis	67,173	23,538	43,635	23,512
3rd quarter present value of cash flows expected to be less than the amortized cost basis	58,040	7,132	50,908	25,160
4th quarter present value of cash flows expected to be less than the amortized cost basis	45,314	6,607	38,707	24,831

Aggregate total	$239,696	$41,759	$197,937	$104,328

The following loan-backed and structured securities were held at December 31, 2015, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which OTTI Occurred
83611MLS5	$8,224	$8,173	$51	$8,173	$7,089	1Q 2015
41161XAC0	2,779	2,119	660	2,119	2,744	1Q 2015
35729PPC8	590	442	148	442	186	2Q 2015
41161MAC4	24,891	24,191	700	24,191	24,110	2Q 2015
75970QAH3	1,129	1,123	6	1,123	1,118	2Q 2015
75970QAJ9	2,707	2,689	18	2,689	2,616	2Q 2015
07325WAE2	43,364	40,248	3,116	40,248	24,269	2Q 2015
65536PAA8	12	10	2	10	9	3Q 2015
75970QAH3	1,105	1,103	2	1,103	1,064	3Q 2015
75970QAJ9	2,644	2,639	5	2,639	2,488	3Q 2015
75971EAF3	3,655	3,639	16	3,639	3,372	3Q 2015
55308LAB2	3,266	3,085	181	3,085	1,970	4Q 2015
83611MMM7	2,275	2,124	151	2,124	1,935	4Q 2015

			$5,056

59

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2015 and 2014 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$70,919	$16,384
The aggregate related fair value of securities with unrealized losses	497,200	1,192,005

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$72,014	$3,295
The aggregate related fair value of securities with unrealized losses	661,734	358,387

Detail of net investment income is presented below:

	Year Ended December 31
	2015	2014	2013
Income:
Bonds	$685,467	$676,182	$664,510
Preferred stocks	1,203	2,252	4,516
Common stocks	20,610	18,430	17,403
Mortgage loans on real estate	97,633	98,459	101,418
Real estate	30,522	5,583	5,767
Policy loans	51,402	52,384	51,594
Cash, cash equivalents and short-term investments	1,336	797	1,566
Derivatives	(5,862)	1,709	12,655
Other invested assets	19,277	8,642	3,227
Other	10,482	4,806	512

Gross investment income	912,070	869,244	863,168
Less investment expenses	71,236	43,274	41,349

Net investment income	$840,834	$825,970	$821,819

60

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2015	2014	2013
Proceeds	$3,379,615	$1,761,136	$1,895,701

Gross realized gains	$38,484	$13,103	$15,800
Gross realized losses	(19,618)	(19,222)	(19,781)

Net realized capital gains (losses)	$18,866	$(6,119)	$(3,981)

The Company had gross realized losses which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks for the years ended December 31, 2015, 2014 and 2013 of $5,623, $25,788 and $42,099, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2015	2014	2013
Bonds	$11,867	$(27,107)	$(46,074)
Preferred stocks	1,375	(4,800)	—
Common stocks	3,433	1,037	(203)
Mortgage loans on real estate	(6,924)	(1,010)	(30)
Real estate	(760)	(4,098)	(3,572)
Cash, cash equivalents and short-term investments	3	9	1
Derivatives	(43,877)	37,103	(53,242)
Other invested assets	27,846	25,769	20,415

	(7,037)	26,903	(82,705)
Federal income tax effect	(17,108)	(4,261)	36,884
Transfer from (to) interest maintenance reserve	3,113	(6,980)	45,573

Net realized capital (losses) gains on investments	$(21,032)	$15,662	$(248)

At December 31, 2015, and 2014, the Company had no recorded investments in restructured securities. The capital (losses) taken as a result of restructures in 2015, 2014 and 2013 were $0, $0 and $(156) respectively. The Company often has other-than-temporarily impaired a security prior to the restructure date. These other-than-temporary impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

61

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2015	2014	2013
Bonds	$(10,977)	$21,255	$54,676
Common stocks	23,258	(550)	(891)
Affiliated entities	10,397	2,328	(2,089)
Mortgage loans on real estate	—	247	253
Derivatives	(148)	(121,278)	92,317
Other invested assets	(45,292)	(17,647)	18,545
Change in unrealized capital gains (losses), before tax	(22,762)	(115,645)	162,811
Taxes on unrealized capital gains/losses	10,318	32,482	(63,092)
Change in unrealized capital (losses) gains, net of tax	$(12,444)	$(83,163)	$99,719

The Company’s investments in mortgage loans principally involve commercial real estate.

The credit qualities of mortgage loans by type of property for the year ended December 31, 2015 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$1,006,111	$1,006,111
A	35,795	602,834	638,629
BBB	—	38,385	38,385
BB	—	1,297	1,297

	$35,795	$1,648,627	$1,684,422

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2015, the maximum and minimum lending rates for mortgage loans during were 6.75% and 3.44%, respectively. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2015 at the time of origination was 87%. During 2015, the Company reduced the interest rate by 1.6% on one

62

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

outstanding mortgage loans with statement value of $9,267. At December 31, 2015, mortgage loans with a carrying value of $196 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans that required excluding the amount from investment income at December 31, 2015. The Company did not have any taxes, assessments and other amounts advanced not included in the mortgage loan total for the year ended December 31, 2015.

During 2014, the maximum and minimum lending rates for mortgage loans during were 5.06 % and 3.62%, respectively. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 77%. During 2014, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2014, mortgage loans with a carrying value of $647 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans that required excluding the amount from investment income at December 31, 2014. The Company did not have any taxes, assessments and other amounts advanced not included in the mortgage loan total for the year ended December 31, 2014.

The following tables provide the age analysis of mortgage loans aggregated by type:

			Residential		Commercial
December 31, 2015		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a)	Current	$35,795	$—	$704	$—	$1,613,761	$34,865	$1,685,125
(b)	30-59 Days Past Due	—	—	2,099	—	—	—	2,099
(c)	60-89 Days Past Due	—	—	178	—	—	—	178
(d)	90-179 Days Past Due	—	—	158	—	—	—	158
(e)	180+ Days Past Due	—	—	196	—	—	—	196

			Residential		Commercial
December 31, 2014		Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a)	Current Current	$38,509	$—	$997	$—	$1,726,777	$134,151	$1,900,434
(b)	30-59 Days Past Due	—	—	2,200	—	—	—	2,200
(c)	60-89 Days Past Due	—	—	174	—	—	—	174
(d)	90-179 Days Past Due	—	—	102	—	—	—	102
(e)	180+ Days Past Due	—	—	647	—	—	—	647

At December 31, 2015 and 2014 there were no recorded investments in impaired loans with a related allowance for credit losses. The Company held no allowances for credit losses on mortgage loans at December 31, 2015 or December 31, 2014. The average recorded investment in impaired loans during 2015 and 2014 was $0 and $8,493, respectively. There was no recorded investment in impaired loans without an allowance for credit losses during 2015 or 2014.

63

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2015	2014	2013
Balance at beginning of period	$—	$247	$499
Additions, net charged to operations	—	528	—
Recoveries in amounts previously charged off	—	(775)	(252)

Balance at end of period	$—	$—	$247

The following table provides the aggregate and corresponding amounts of mortgage loans derecognized as a result of foreclosure:

	Year Ended December 31
	2015	2014
Aggregate amount of mortgage loans derecognized	$—	$4,385
Real estate collateral recognized	—	4,385
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $0, $472 and $540 of interest income on impaired loans for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized interest income on a cash basis of $0, $484 and $540 for the years ended December 31, 2015, 2014 and 2013, respectively.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $297, $3,927 and $2,768 were taken on real estate in 2015, 2014 and 2013, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company disposed of multiple properties throughout 2015 resulting in a net realized loss of $463.

During 2015 and 2014, respectively, reverse mortgages of $1,070 and $2,247 were foreclosed or acquired by deed and transferred to real estate.

64

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2015 and 2014, the Company held a mortgage loan loss reserve in the AVR of $17,092 and $18,633, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2015	2014		2015	2014
Pacific	28%	26%	Apartment	37%	25%
South Atlantic	25	16	Retail	22	17
Middle Atlantic	12	16	Office	19	40
W. South Central	10	15	Other	10	5
Mountain	7	6	Industrial	8	8
W. North Central	6	3	Medical	2	3
E. South Central	5	12	Agricultural	2	2
E. North Central	5	4
New England	2	2

At December 31, 2015, 2014 and 2013, the Company held mortgage loans with a total net admitted value of $328, $355 and $378, respectively, which had been restructured in accordance with SSAP No. 36. There were no realized losses during the years ended December 31, 2015, 2014 and 2013 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2015, 2014 and 2013.

On December 31, 2010, the Company acquired two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC (TPP) and Transamerica Realty Properties, LLC (TRP)) from Transamerica Life Insurance Company (TLIC), an affiliate, for a combined purchase price of $252,975. The price paid was based predominantly on the valuations of the properties within each of those entities. This transaction was accounted for as a business combination using the statutory purchase method and resulted in goodwill of $100,674 which was included in the carrying value of these other invested assets. Effective January 1, 2015, accounting guidance related to wholly-owned, single member/single asset LLCs was modified, which allowed TPP to be valued as real estate. As a result TPP is no longer included in the goodwill balance in 2015 on the Company. The 2015 amortization represents amortization of the TRP goodwill. Amortization in the amount of $2,504 and $10,067 was recorded during each of the years ending December 31, 2015 and 2014, which is reflected in the book adjusted carrying value of the Other Invested Asset line on the balance sheet, with an offset recorded in unassigned surplus. As the carrying amount of the total positive goodwill of the Company did not exceed 10% of the September 30, 2015 capital and surplus, adjusted to exclude positive goodwill and net deferred tax assets as of September 30, 2015, the entire goodwill was admitted at December 31, 2015.

65

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2015 and 2014 the Company did not recognize any impairment write down for its investments in joint ventures, partnerships or limited liability companies.

For the year ending December 31, 2015, the Company had ownership interests in thirty-four LIHTC properties. The remaining years of unexpired tax credits ranged from two to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2025 is $117. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

For the year ending December 31, 2014, the Company had ownership interests in thirty-eight LIHTC properties. The remaining years of unexpired tax credits ranged from one to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2015 to 2025 is $1,337. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2015 and 2014:

Description of State Transferable and Non-transferable Tax Credits		December 31, 2015
	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$518	$3,500

Total		$518	$3,500

Description of State Transferable and Non-transferable Tax Credits		December 31, 2014
	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$115	$931

Total		$115	$931

*	The unused amount reflects credits that the Company deems will be realizable in 2015.

The Company did not have any non-transferable state tax credits.

66

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2015, 2014 and 2013.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $501,700 and $541,725, respectively.

At December 31, 2015 and 2014, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $59,588 and $72,133, respectively.

For the years ended December 31, 2015, 2014 and 2013, the Company has recorded $(46,309), $(41,421) and $83,948 respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2015, 2014 or 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $96, $0 and $0, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $13,043, $0 and $98, respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to collar option transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to cap option transactions.

67

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $2,928, $0 and $0, respectively, in capital gains (losses) related to warrant transactions.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 years for forecasted hedge transactions.

For the years ended December 31, 2015, 2014 and 2013 none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2015 and 2014, the Company has accumulated deferred gains in the amount of $2,593 and $3,616, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on futures asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(17,657), $11,773 and $(70,322), respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign exchange swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized no capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(13,720), $(5,916) and $(3,589), respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $33, $(50) and $77 respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily of replication transactions.

For the years ended December 31, 2015, 2014 and 2013, the Company recognized $(28,601), $31,295 and $20,492, respectively, in capital gains (losses) related to futures transactions.

At December 31, 2015 and 2014, the Company had replicated assets with a fair value of $763,649 and $638,687, respectively, and credit default and forward starting interest rate swaps with a fair value of $(20,253) and $(13,239), respectively.

68

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

As of December 31, 2015, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
43285,SWAP, USD 1 / (USD 0), :CDX-NAIGS17V1-5Y	12/20/2016	$7,500	$52
43286,SWAP, USD 1 / (USD 0), :CDX-NAIGS17V1-5Y	12/20/2016	3,500	24
43299,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	12,000	130
43302,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43307,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	127
43310,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	104
43321,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	33
47295,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	268
47296,SWAP, USD 1 / (USD 0), :US172967ES69	6/20/2017	25,000	234
47297,SWAP, USD 1 / (USD 0), :US00163MAB00	6/20/2017	25,000	280
43374,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	10,000	95
43601,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	41
43613,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	7,800	(19)
46410,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	224
46411,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	19,000	213
46915,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	20,000	245
47037,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	5,000	56
47657,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	12,500	205
48775,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	140
49952,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	5,000	(44)
53497,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	15,000	168
53821,SWAP, USD 1 / (USD 0), :US260543BJ10	3/20/2018	22,000	363
54329,SWAP, USD 1 / (USD 0), :US35671DAU90	3/20/2018	10,000	(1,729)
54865,SWAP, USD 5 / (USD 0), :US37247DAE67	3/20/2018	15,000	105
55127,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	2,300	28
60519,SWAP, USD 1 / (USD 0), :US74432QAB14	6/20/2018	20,000	295
60520,SWAP, USD 1 / (USD 0), :US947075AA59	6/20/2018	20,000	(2,362)
60521,SWAP, USD 1 / (USD 0), :US893830AK59	6/20/2018	10,000	(1,813)
59110,SWAP, USD 1 / (USD 0), :US92276MAT27	6/20/2018	20,000	272
59117,SWAP, USD 1 / (USD 0), :US893830AK59	6/20/2018	10,000	(1,813)
59280,SWAP, USD 1 / (USD 0), :US74432QAB14	6/20/2018	20,000	295
119322,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2020	5,000	(179)
102754,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2020	13,000	25
102918,SWAP, USD 1 / (USD 0), :US195325BB02	3/20/2020	5,000	(224)
103284,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2020	5,000	(96)
102927,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	5,000	26
103048,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2020	5,000	(96)
103141,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	79
109188,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	2,500	(153)

69

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

109191,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,500	(214)
109219,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	(126)
109571,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	(126)
109622,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	2,500	(126)
109623,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,500	(75)
109544,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,400	(65)
109553,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	(33)
109550,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	(38)
109645,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,330	5
109647,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,330	5
109687,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	1,340	5
110510,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	(33)
110620,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	(38)
111121,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	(38)
111125,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,200	(33)
110854,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,250	(38)
111719,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	1,200	(73)
111729,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	(30)
111732,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	(37)
111735,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	600	(52)
111738,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	600	(87)
111744,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	(30)
111832,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	600	(18)
111842,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	600	(14)
111845,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	600	(30)
111898,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	(37)
112138,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	1,200	(37)
112153,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	600	(37)
112178,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	600	(16)
112228,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	1,200	(36)
112230,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	600	(19)
112304,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	600	(30)
112328,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	600	(16)
112340,SWAP, USD 1 / (USD 0), :US25271CAJ18	9/20/2020	3,350	(590)
112428,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	600	2
112431,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	600	(19)
112573,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	600	(87)
113398,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	600	(7)
113437,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	600	(30)
115816,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	10,000	134
115817,SWAP, USD 1 / (USD 0), :US40414LAA70	9/20/2020	10,000	24
116006,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	10,000	87
116040,SWAP, USD 1 / (USD 0), :XS0759014375	9/20/2020	10,000	(144)
127389,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	35
127393,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	69
127397,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	77
127471,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	(512)
130585,SWAP, USD 1 / (USD 0), :US416515AY06	6/20/2017	25,000	321
120682,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2017	10,000	29
120681,SWAP, USD 1 / (USD 0), :JP1200551248	6/20/2017	10,000	126

		$631,550	$(6,345)

70

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2015 and 2014, the Company held options with a fair value of $7,570 and $3,285, respectively.

At December 31, 2015 and 2014, the Company’s outstanding derivative financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2015	2014
Interest rate and currency swaps:
Receive fixed - pay floating	$8,970	$43,970
Receive floating - pay fixed	19,500	19,500
Receive fixed - pay fixed	650,104	492,918
Swaps:
Receive fixed - pay floating	2,204,430	2,550,430
Receive fixed - pay fixed	144,849	144,849
Receive floating - pay fixed	126,450	179,200
Receive floating - pay floating	561,004	88,262
Caps	9,750,000	—
Options Call/Puts	171,644	—

71

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the pledged or restricted assets as of December 31, 2015 and 2014, respectively:

		Gross Restricted Current Year
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	354,047	—	—	—	354,047
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	291,895	—	—	—	291,895
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—
i.	FHLB capital stock	26,000	—	—	—	26,000
j.	On deposit with states	10,024	—	—	—	10,024
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	895,353	—	—	—	895,353
m.	Pledged as collateral not captured in other categories	131,658	—	—	—	131,658
n.	Other restricted assets	190,947	—	—	—	190,947

o.	Total Restricted Assets	$1,899,924	$—	$—	$—	$1,899,924

72

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		Gross Restricted			Percentage
	Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	2015 Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	296,315	57,732	354,047	0.84%	0.85%
c.	Subject to repurchase agreements	—	—	—	0.00%	0.00%
d.	Subject to reverse repurchase agreements	—	—	—	0.00%	0.00%
e.	Subject to dollar repurchase agreements	288,824	3,071	291,895	0.69%	0.70%
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00%	0.00%
g.	Placed under option contracts	—	—	—	0.00%	0.00%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	0.00%	0.00%
i.	FHLB capital stock	26,000	—	26,000	0.06%	0.06%
j.	On deposit with states	12,762	(2,738)	10,024	0.02%	0.02%
k.	On deposit with other regulatory bodies	—	—	—	0.00%	0.00%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	560,881	334,472	895,353	2.12%	2.15%
m.	Pledged as collateral not captured in other categories	127,078	4,580	131,658	0.31%	0.32%
n.	Other restricted assets - reinsurance	193,921	(2,974)	190,947	0.45%	0.46%

o.	Total Restricted Assets	$1,505,781	$394,143	$1,899,924	4.51%	4.56%

Assets pledged as collateral not captured in other categories includes the following:

Invested assets with a carrying value of $118,131 and $112,833 pledged in conjunction with derivative transactions as of December 31, 2015 and 2014, respectively.

Invested assets with a carrying amount of $13,527 and $14,245 pledged in conjunction with funding agreement transactions as of December 31, 2015 and 2014, respectively.

73

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company has receivables as of December 31, 2015 associated with “to-be-announced” (TBA) covered short sales. These receivables have been offset on the balance sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
December 31, 2015
Assets:
Receivables for securities	$132,277	$130,726	$1,552

Liabilities:
Borrowed money	$292,560	$130,726	$161,834

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2015	2014	2013
Direct premiums	$3,198,245	$2,940,490	$2,798,362
Reinsurance assumed - non affiliates	94,177	122,228	131,992
Reinsurance assumed - affiliates	405,295	3,939,481	25,047
Reinsurance ceded - non affiliates	(85,971)	(114,182)	(111,838)
Reinsurance ceded - affiliates	(494,431)	(550,690)	(595,995)

Net premiums earned	$3,117,315	$6,337,327	$2,247,568

The Company received reinsurance recoveries in the amount of $516,274, $506,173 and $531,297 during 2015, 2014 and 2013, respectively. At December 31, 2015, 2014 and 2013, estimated amounts recoverable from reinsurers that have been deducted from policy and contract

74

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

claim reserves totaled $35,726, $40,152 and $44,808, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2015, 2014 and 2013 of $5,886,191, $5,898,031 and $7,101,698, respectively, of which $5,730,729, $5,729,938 and $6,957,086, respectively, were ceded to affiliates.

At December 31, 2015 and 2014, amounts recoverable from unaffiliated unauthorized reinsurers totaled $1,837 and $1,712, respectively, and reserve credits for reinsurance ceded totaled $6,220 and $6,237, respectively. The reinsurers hold collateral under these reinsurance agreements in the form of trust agreements totaling $15,968 and $15,112 at December 31, 2015 and 2014, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe), an affiliate, was novated to Firebird Re Corp. (FReC), also an affiliate. General account reserves and claim reserves ceded on a coinsurance basis at the time of novation were $102,123 and $927, respectively. Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $1,514,150 and $199,680 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the block of business. The modified coinsurance reinsurance reserves were converted to coinsurance reserves and a general account funds withheld was established. The general account paid FReC $199,680 for the modified coinsurance reserves and ceded coinsurance reserves of $174,799, resulting in a pre-tax loss of $24,881 due to the treaty amendment which has been included in the Summary of Operations. In addition, FReC placed assets of $277,850 equal to the ceded general account reserves in a funds withheld account, and the Company established a corresponding funds withheld liability of $277,850.

Effective January 1, 2015, the Company recaptured certain variable universal life plans previously reinsured to Global Preferred Re Limited (GPRe), an affiliate, for which the Company paid net consideration of $49,581, recaptured benefit reserves and claim reserves of $7,580 and $1,236, respectively, and recaptured policy loans of $5,396, resulting in a pre-tax loss of $53,000 which has been included in the Summary of Operations.

Effective December 31, 2014, the Company assumed certain stand-alone long-term care policies from TLIC, on a modified coinsurance basis for which the Company received an initial ceding commission and premiums of $350,000 and $3,914,521, respectively, and assumed modified coinsurance reserves of $3,914,521, resulting in a pre-tax gain of $350,000 ($227,500 after-tax) which has been credited directly to unassigned surplus on a net of tax basis.

75

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Effective December 31, 2014, the Company ceded certain life policies to Harbor View Re Corp. (HVRe), an affiliate, on a coinsurance funds withheld basis for which the Company established a funds withheld liability of $7,931, released policy and claim reserves of $8,893, released other assets of $962, and exchanged no consideration, resulting in no gain or loss.

Effective October 1, 2014, the Company recaptured the business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company received net consideration of $25,000, released the funds withheld liability of $247,660, recaptured policy and claims reserves of $584,719 and recaptured other assets of $15,940, resulting in a pre-tax loss of $296,119, which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $120,832 with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which the Company established a funds withheld liability of $253,658, released policy and claims reserves of $586,648, released other assets of $15,951, and paid consideration of $11,000, resulting in a pre-tax gain of $306,040, ($198,926 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company assumed from TLIC, an affiliate, on a YRT basis the net amount paid in excess of $3,000 on covered level term life insurance policies. The Company received an initial premium of $858 and assumed reserves of $5,684 resulting in a pre-tax loss of $4,826 which has been included in the Statements of Operations.

On July 1, 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $1,167, life and claim reserves recaptured were $3,296, premiums recaptured were $2,004, and claims recaptured were $956, resulting in a pre-tax loss of $1,081, which was included in the Statements of Operations.

During 2015 and 2014, the Company amortized deferred gains from reinsurance transactions occurring prior to 2014 of $98,071 and $79,944, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, under which the Company assumed SLIC’s Medicare Supplement business. The Company received policy reserves of $6,987,

76

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 from SLIC during the last two quarters of the year as regulatory approvals of the assumption agreement were received. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements. SLIC merged into TLIC, an affiliate, effective October 1, 2015, so the reinsurance agreement is now with TLIC.

The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008. TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies. The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction. The Company amortized $1,321 and $1,254 of this balance during 2015 and 2014, respectively.

Letters of credit held for all unauthorized reinsurers as of December 31, 2015, 2014 and 2013 were $1,440,113, $1,521,194 and $196,300, respectively.

The Company reinsures a closed block of GMIB, GMDB, and GMWB risks to FReC. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by FReC are all affiliated variable annuity treaties.

Variable annuity reserves established by FReC are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $274,024 in 2015. The amount of collateral supporting the reserve credits was $271,621 in 2015. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

77

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The components of the net deferred tax asset/ (liability) at December 31 are as follows:

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$829,096	$113,031	$942,127
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	829,096	113,031	942,127
Deferred Tax Assets Nonadmitted	336,781	—	336,781

Subtotal (Net Deferred Tax Assets)	492,315	113,031	605,346
Deferred Tax Liabilities	203,198	64,641	267,839

Net Admitted Deferred Tax Assets	$289,117	$48,390	$337,507

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$530,622	$114,294	$644,916
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	530,622	114,294	644,916
Deferred Tax Assets Nonadmitted	323,684	924	324,608

Subtotal (Net Deferred Tax Assets)	206,938	113,370	320,308
Deferred Tax Liabilities	29,645	57,163	86,808

Net Admitted Deferred Tax Assets	$177,293	$56,207	$233,500

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$298,474	$(1,263)	$297,211
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	298,474	(1,263)	297,211
Deferred Tax Assets Nonadmitted	13,097	(924)	12,173

Subtotal (Net Deferred Tax Assets)	285,377	(339)	285,038
Deferred Tax Liabilities	173,553	7,478	181,031

Net Admitted Deferred Tax Assets	$111,824	$(7,817)	$104,007

78

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2015	2014	Change
Ordinary
Discounting of unpaid losses	$641	$584	$57
Policyholder reserves	397,858	249,055	148,803
Investments	159,998	32,104	127,894
Deferred acquisition costs	206,232	199,577	6,655
Compensation and benefits accrual	576	385	191
Receivables - nonadmitted	58,970	43,825	15,145
Section 197 Intangible Amortization	454	512	(58)
Corporate Provision	70	175	(105)
Other (including items <5% of ordinary tax assets)	4,297	4,405	(108)

Subtotal	829,096	530,622	298,474

Nonadmitted	336,781	323,684	13,097

Admitted ordinary deferred tax assets	492,315	206,938	285,377

Capital:
Investments	113,031	114,293	(1,262)
Other (including items <5% of total capital tax assets)	—	1	(1)

Subtotal	113,031	114,294	(1,263)

Nonadmitted	—	924	(924)

Admitted capital deferred tax assets	113,031	113,370	(339)

Admitted deferred tax assets	$605,346	$320,308	$285,038

79

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2015	2014	Change
Deferred Tax Liabilities:
Ordinary
Investments	$137,137	$9,976	$127,161
Provision for Contingent Debt	4,270	4,439	(169)
Deferred and uncollected premium	44,761	—	44,761
Reinsurance Ceded	1,402	1,865	(463)
§807(f) adjustment	14,254	12,865	1,389
Separate account adjustments	1,373	—	1,373
Other (including items <5% of total ordinary tax liabilities)	1	500	(499)

Subtotal	203,198	29,645	173,553
Capital
Investments	64,641	57,163	7,478
Subtotal	64,641	57,163	7,478

Deferred tax liabilities	267,839	86,808	181,031

Net deferred tax assets/liabilities	$337,507	$233,500	$104,007

As discussed in Note 1, for the years ended December 31, 2015 and 2014 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$205,446	$17,106	$222,552
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		76,949	38,006	114,955
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	76,949	38,006	114,955
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	174,970
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		209,920	57,919	267,839

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$492,315	$113,031	$605,346

80

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

			Ordinary	December 31, 2014 Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$177,293	$23,614	$200,907
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		—	32,593	32,593
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	32,593	32,593
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	231,618
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		29,645	57,163	86,808

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$206,938	$113,370	$320,308

			Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$28,153	$(6,508)	$21,645
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		76,949	5,413	82,362
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	76,949	5,413	82,362
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(56,648)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		180,275	756	181,031

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$285,377	$(339)	$285,038

81

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31
	2015	2014	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	672%	721%	-49%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,166,465	$1,535,877	$(369,412)

The impact of tax planning strategies at December 31, 2015 and 2014 was as follows:

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
(% of Total Adjusted Gross DTAs)	0%	82%	10%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	34%	6%

	December 31, 2014
	Ordinary Percent	Capital Percent	Total Percent
(% of Total Adjusted Gross DTAs)	0%	79%	14%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	29%	10%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

82

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2015	2014	Change
Current Income Tax

Federal	$(29,748)	$196,140	$(225,888)
Subtotal	(29,748)	196,140	(225,888)

Federal income tax on net capital gains	17,108	4,261	12,847

Federal and foreign income taxes incurred	$(12,640)	$200,401	$(213,041)

	Year Ended December 31
	2014	2013	Change
Current Income Tax

Federal	$196,140	$49,579	$146,561
Subtotal	196,140	49,579	146,561

Federal income tax on net capital gains	4,261	(36,884)	41,145

Federal and foreign income taxes incurred	$200,401	$12,695	$187,706

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2015 or 2014.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101, Q&A 2.9). Prior to this change, TPLIC had DTAs and DTLs that were netted together within two specific categories of temporary differences. TPLIC determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

83

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2015	2014	2013
Current income taxes incurred	$(12,640)	$200,401	$12,695

Change in deferred income taxes (without tax on unrealized gains and losses)	(105,861)	23,946	4,359

Total income tax reported	$(118,501)	$224,347	$17,054

Income before taxes	$198,070	$558,113	$293,806
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$69,325	$195,340	$102,832

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(13,319)	(10,219)	(16,951)
Tax credits	(43,238)	(8,934)	(19,000)
Tax-exempt Income	(8)	(12)	(19)
Tax adjustment for IMR	(8,634)	(8,667)	(5,719)
Surplus adjustment for in-force ceded	(34,325)	93,779	(27,791)
Nondeductible expenses	382	973	701
Deferred tax benefit on other items in surplus	(78,300)	(26,022)	(5,934)
Provision to return	(2,526)	(3,964)	(226)
Life-owned life insurance	(1,283)	(1,319)	(1,685)
Dividends from certain foreign corporations	448	414	443
Prior period adjustment	(3,325)	—	(8,973)
Pre-tax income of single member limited liability company	(872)	(3,094)	(1,333)
Intercompany Dividends	(7,000)	—	—
Partnership Permanent Adjustment	4,077	—	—
Other	98	(3,928)	709

Total income tax reported	$(118,501)	$224,347	$17,054

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2015.

84

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

As of December 31, 2015 and 2014, the Company had no operating loss or tax credit carryforwards available for tax purposes. The Company did not have a capital loss carryforward at December 31, 2015 and 2014.

The Company incurred income taxes during 2015, 2014 and 2013 of $7,492, $189,493, and $9,994, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2015 and 2014 is $1,431 and $782, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,431. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2015, 2014 and 2013 is $64, $54 and $(27), respectively. The total interest payable balance as of December 31, 2015 and 2014 is $141 and $78, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examinations for the years 2005 through 2008 have been completed and resulted in tax return adjustments that have been approved by IRS Appeals. We expect the receivables and payables for those years to be settled in 2016. An examination is in progress for the years 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2015 and 2014.

For the years ended December 31, 2015, 2014 and 2013, premiums for participating life insurance policies were $1,094, $1,142 and $1,185, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,134, $1,255 and $1,259 to policyholders during 2015, 2014 and 2013, respectively, and did not allocate any additional income to such policyholders.

85

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$31,320	$20,565	$—	$51,885	0%
At book value less surrender charge of 5% or more	11,894	—	—	11,894	0
At fair value	4,063	—	17,914,618	17,918,681	69

Total with adjustment or at fair value	47,277	20,565	17,914,618	17,982,460	69
At book value without adjustment (minimal or no charge or adjustment)	3,639,498	—	—	3,639,498	14
Not subject to discretionary withdrawal provision	4,433,305	—	93,166	4,526,471	17

Total annuity reserves and deposit liabilities	8,120,080	20,565	18,007,784	26,148,429	100%

Less reinsurance ceded	3,891,981	—	—	3,891,981

Net annuity reserves and deposit liabilities	$4,228,099	$20,565	$18,007,784	$22,256,448

86

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31, 2014
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$35,274	$21,366	$—	$56,640	0%
At book value less surrender charge of 5% or more	17,307	—	—	17,307	0
At fair value	4,459	—	18,396,004	18,400,463	69

Total with adjustment or at fair value	57,040	21,366	18,396,004	18,474,410	69
At book value without adjustment (minimal or no charge or adjustment)	3,866,498	—	—	3,866,498	14
Not subject to discretionary withdrawal	4,536,818	—	97,284	4,634,102	17

Total annuity reserves and deposit liabilities	8,460,356	21,366	18,493,288	26,975,010	100%

Less reinsurance ceded	3,894,077	—	—	3,894,077

Net annuity reserves and deposit liabilities	$4,566,279	$21,366	$18,493,288	$23,080,933

Included in the liability for deposit-type contracts at December 31, 2015 and 2014 are approximately $50,178 and $51,464, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2015 the contractual maturities were as follows:

Year	Amount
2015	$—
2016	—
2017	—
2018	39,249
2019	—
Thereafter	10,929

87

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from TLIC, an affiliate. The liabilities assumed are $900,182 and $900,800 at December 31, 2015 and 2014, respectively.

Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an additional minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$198	$900,198	$900,396

Reserves for separate accounts as of December 31, 2015 with assets at fair value	$—	$20,565	$21,174,797	$21,195,362

Total as of December 31, 2015	$—	$20,565	$21,174,797	$21,195,362

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
With fair value adjustment	$—	$20,565	$—	$20,565
At fair value	—	—	21,081,630	21,081,630
Not subject to discretionary withdrawal	—	—	93,167	93,167

Total separate account liabilities at December 31, 2015	$—	$20,565	$21,174,797	$21,195,362

88

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$90	$888,802	$888,892

Reserves for separate accounts as of December 31, 2014 with assets at fair value	$—	$21,367	$21,868,175	$21,889,542

Total as of December 31, 2014	$—	$21,367	$21,868,175	$21,889,542

Reserves by withdrawal characteristics as of December 31, 2014:
With fair value adjustment	$—	$21,367	$—	$21,367
At fair value	—	—	21,770,891	21,770,891
Not subject to discretionary withdrawal	—	—	97,284	97,284

Total separate account liabilities at December 31, 2014	$—	$21,367	$21,868,175	$21,889,542

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$132	$852,652	$852,784

Reserves for separate accounts as of December 31, 2013 with assets at fair value	$78,682	$20,697	$21,128,673	$21,228,052

Total	$78,682	$20,697	$21,128,673	$21,228,052

Reserves by withdrawal characteristics as of December 31, 2013:
With fair value adjustment	$78,682	$20,697	$—	$99,379
At fair value	—	—	21,041,179	21,041,179
Not subject to discretionary withdrawal	—	—	87,494	87,494

Total separate account liabilities at December 31, 2013	$78,682	$20,697	$21,128,673	$21,228,052

89

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2015	2014	2013
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$907,989	$889,269	$852,927
Transfers from separate accounts	(1,381,485)	(1,351,592)	(1,621,705)

Net transfers from separate accounts	(473,496)	(462,323)	(768,778)
Miscellaneous reconciling adjustments	245,172	166,002	175,178

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$(228,324)	$(296,321)	$(593,600)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2015 and 2014, the Company’s separate account statement included legally insulated assets of $21,319,634 and $22,028,872, respectively. The assets legally insulated from general account claims at December 31, 2015 and 2014 are attributed to the following products:

	2015	2014
Group annuities	$2,174,583	$2,088,591
Variable annuities	$15,845,604	16,388,193
Variable universal life	$379,720	426,037
Variable life	$2,887,049	3,090,035
Modified separate account	$21,804	23,066
WRL asset accumulator	$10,873	12,950

Total separate account assets	$21,319,633	$22,028,872

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits,

90

guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2015 and 2014, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2015
Minimum guaranteed death benefit	$9,044,951	$21,962	$14,416
Minimum guaranteed income benefit	650,495	78,296	70,325
Minimum guaranteed withdrawal benefit	676,512	—	—

December 31, 2014
Minimum guaranteed death benefit	$8,899,283	$30,258	$17,797
Minimum guaranteed income benefit	1,475,658	103,434	91,014
Minimum guaranteed withdrawal benefit	802,020	—	—

The Company offers variable and separate account annuities with minimum guaranteed benefits. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $444,599 and $329,659, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $12,368, $12,979, $11,161, $11,032, and $11,550 to the general account in 2015, 2014, 2013, 2012, and 2011, respectively. During the years ended December 31, 2015, 2014, 2013, 2012 and 2011, the general account of the Company had paid $43,256, $2,698, $12,453, $12,482, and $13,588, respectively, toward separate account guarantees.

91

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policies’ next anniversary date. At December 31, 2015 and 2014, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary direct first-year business	$13,984	$11,667	$2,317
Ordinary direct renewal business	182,599	41,472	141,127
Group life direct business	10,761	3,027	7,734
Credit direct business	210	—	210
Reinsurance ceded	(23,339)	—	(23,339)

	$184,215	$56,166	$128,049
Accident and health	66,918	—	66,918

	$251,133	$56,166	$194,967

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary direct first-year business	$12,053	$8,626	$3,427
Ordinary direct renewal business	191,187	45,312	145,875
Group life direct business	11,763	2,936	8,827
Credit direct business	405	—	405
Reinsurance ceded	(24,402)	—	(24,402)

Total life and annuity	191,006	56,874	134,132
Accident and health	64,805	—	64,805

	$255,811	$56,874	$198,937

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2015 and 2014, the Company had no premium deficiency reserve.

At December 31, 2015 and 2014, the Company had insurance in force aggregating $6,931,222 and $6,058,424, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $76,132 and $64,109 to cover these deficiencies at December 31, 2015 and 2014, respectively.

92

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2015 and 2014 was $5,094 and $2,931, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. As of December 31, 2015 and 2014, the Company has recorded a liability of $0 for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $234,856 without the prior approval of insurance regulatory authorities in 2016.

On December 22, 2015, the Company paid cash return of capital of $200,000 to its parent company, CGC. On December 29, 2014, the Company paid common stock dividends of $50,000 to its parent company, CGC. On December 23, 2013, the Company paid common stock dividends of $50,000 to its parent company, TA Corp. The Company paid an ordinary common stock dividend of $118,422 and $16,578 to its parent companies, CGC and TA Corp, respectively, on December 26, 2013.

93

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company received dividends of $20,000 from its subsidiary, World Financial Group Insurance Agency, Inc., on December 31, 2015. The Company received dividends of $15,400 and $2,420, from its subsidiaries, Transamerica Asset Management, Inc., and Transamerica Fund Services, Inc, respectively, on December 31, 2014.

The Company received dividends of $13,090 and $2,420, from its subsidiaries, Transamerica Asset Management, Inc., and Transamerica Fund Services, Inc., respectively, during 2013.

The Company paid a capital contribution of $368 to its subsidiary, AEGON Direct Marketing Services, Inc., on December 31, 2013. The Company reported a contribution receivable from parent companies of $135,000 at December 31, 2013. Capital contributions of $118,422 and $16,578 were received from CGC and TA Corp, respectively, on February 13, 2014.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, the Company meets the minimum RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to on such vote.

The Company’s surplus notes are held by CGC and TA Corp. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

94

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional information related to the surplus notes at December 31, 2015 and 2014 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2015
CGC	$102,734	$6,164	$74,023	$514
TA Corp	57,266	3,436	31,790	286

Total	$160,000	$9,600	$105,813	$800

2014
CGC	$102,734	$6,164	$67,859	$514
TA Corp	57,266	3,436	28,354	286

Total	$160,000	$9,600	$96,213	$800

On January 1, 2015, the Company was subject to an annual fee under Section 9010 of the ACA. This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2015, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2016, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2016 to be $2,158.

	Year Ended December 31,
	2015	2014
ACA fee assessment payable for the upcoming year	$2,158	$2,573
ACA fee assessment paid	1,972	1,705
Premium written subject to ACA 9010 assessment	112,723	124,201
Total adjusted capital before surplus adjustment	1,779,149	2,023,084
Total adjusted capital after surplus adjustment	1,776,991	2,020,511
Authorized control level after surplus adjustment	214,505	203,403

95

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2015 and 2014, respectively, securities in the amount of $316,319 and $285,183 were on loan under securities lending agreements as part of this program. At December 31, 2015, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $354,051 and $296,291 at December 31, 2015 and 2014, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$354,047
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	354,047

Securities received	—

Total collateral received	$354,047

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

96

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$69,828	$69,828
30 days or less	139,305	139,305
31 to 60 days	61,586	61,586
61 to 90 days	14,827	14,827
91 to 120 days	52,000	52,000
121 to 180 days	16,505	16,505
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—

Total	354,051	354,051

Securities received	—	—

Total collateral reinvested	$354,051	$354,051

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $354,134 (fair value of $354,051) that are currently tradable securities that could be sold and used to pay for the $354,047 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $4,715, $4,602 and $4,801, for the years ended December 31, 2015, 2014 and 2013, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan

97

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $1,616, $1,368 and $1,479, for the years ended December 31, 2015, 2014 and 2013, respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2015, 2014 and 2013 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,089, $1,337 and $1,363 related to these plans for the years ended December 31, 2015, 2014 and 2013, respectively.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2015 for the post-employment benefit in the amount of $404.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA

98

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company provides office space, marketing and administrative services to certain affiliates. The amount received by the Company as a result of being a party to these agreements was $79,111, $66,670 and $54,403 during 2015, 2014 and 2013, respectively. The amount paid as a result of being a party to these agreements was $296,093, $189,982 and $111,597 during 2015, 2014 and 2013, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $42, $50 and $61 for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, the Company reported a net amount of $(83,509) and $80,051 (payable to)/receivable from parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

During 2015, 2014 and 2013, the Company (paid)/received net interest of $(120), $2 and $34, respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $23,447, $26,057 and $25,437 for these services during 2015, 2014 and 2013, respectively.

At December 31, 2015, the Company had short-term intercompany notes receivable of $252,700 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$9,200	July 16, 2016	0.16%
TA Corp	17,000	July 20, 2016	0.16%
TA Corp	200,000	July 28, 2016	0.16%
TA Corp	26,500	October 27, 2016	0.25%

The Company had no short-term notes receivable at December 31, 2014.

99

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2015 and 2014, the cash surrender value of these policies was $83,231 and $81,285, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees. As discussed in Note 6 - Reinsurance, the Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $167,132 and $165,018 at December 31, 2015 and 2014, respectively.

The aggregate balance sheet value for all subsidiary, controlled and affiliated (SCA) investments, except SCA insurance entities, are as follows:

SCA Description	Gross Amount	Nonadmitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing	NAIC Response Received	NAIC Valuation	NAIC Disallowed Entity’s Valuation Method, Resubmission Required
Transamerica Asset Management	$47,547	$—	$47,547	12/18/2015	Sub-2	Yes	$35,135	No
Real Estate Alternatives Portfolio 3A Inc.	$14,063	$—	$14,063	3/1/2016	Sub-2	Yes	$15,169	No

100

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities for the year ended December 31, 2015 is as follows:

					Total Direct
Name and Address of Managing			Types of	Types of	Premiums
General Agent or Third-Party		Exclusive	Business	Authority	Written/
Administrator	FEIN	Contract	Written	Granted	Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and Income	C, B, P, U	$618,587
100 Vanguard Blvd.			Annuities
Malvern, PA 19355

Gallagher Bollinger, Inc.	22-0781130	No	Group A&H, Life	C, CA, P, U	41,103
101 JFK Parkway
Short Hills, NJ 07078

Affinion Group	20-0641090	No	AD&D	P	146,339
6 High Ridge Park
Stamford, CT 06905

All Other TPA Premiums					154

Total					$806,183

C-	Claims Payment
CA-	Claims Adjustment
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

For years ended December 31, 2015, 2014 and 2013, the Company had $618,587, $576,577, $522,058, respectively, of direct premiums written by The Vanguard Group, Inc. For years ended December 31, 2015, 2014 and 2013, the Company had $41,103, $76,351, $91,233, respectively, of direct premiums written by Gallagher Bollinger, Inc. For the year ended December 31, 2015, the Company had $146,339 of direct premiums written by Affinion Group. For years ended December 31, 2015, 2014 and 2013, the Company had $154, $131, $184, respectively, of direct premiums written by all other managing general agents.

101

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $51,810,312 and $55,355,009 as of December 31, 2015 and 2014, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $62 and $112 at December 31, 2015 and 2014, respectively

At December 31, 2015 and 2014, the Company has mortgage loan commitments of $6,735 and $13,365, respectively.

The Company has contingent commitments of $124,992 and $44,764 at December 31, 2015 and 2014, respectively, to provide additional funding for various joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $117 and $1,337, respectively.

At December 31, 2015 and 2014, the Company has private placement commitments outstanding of $0 and $21,000 respectively.

The Company sold $130,726 securities on a TBA basis as of December 31, 2015. The receivable related to these TBA was reclassed. Note 5. Investments provides details on the offsetting and netting of assets and liabilities related to this transaction. The Company had no securities acquired (sold) on a TBA basis as of December 31, 2014.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2015 and 2014, the Company has pledged invested assets with a carrying value of $118,131 and $15,844, respectively, and fair value of $130,955 and $17,924, respectively, in conjunction with these transactions.

102

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2015 and 2014, respectively, was $309,456 and $222,379.

In addition, securities in the amount of $154,398 and $144,019 were posted to the Company as of December 31, 2015 and 2014, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2015 and 2014, the Company has pledged invested assets with a carrying amount of $13,527 and $14,245 respectively, and fair value of $14,293 and $14,601 respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the LIHTC partnerships. Guarantee payments arise if LIHTC partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In accordance with SSAP No. 5R, the Company did not recognize a liability for the LIHTC since the amount is considered immaterial to the Company’s financial results. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $72 and $120 at December 31, 2015 and 2014, respectively. No payments are required as of December 31, 2015. The current assessment of risk of making payments under these guarantees is remote.

103

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2015 and 2014:

	December 31
	2015	2014
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$72	$120

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	—	—
Other	72	120

Total impact if action required	$72	$120

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to improve spread lending liquidity. The Company has determined the actual/estimated maximum borrowing capacity as $1,474,685. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2015 and 2014, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2015	2014
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	16,000	16,000
Excess Stock	—	—

Total	$26,000	$26,000

104

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2015, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$—

At December 31, 2015 and 2014, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2015
Total Collateral Pledged	$925,622	$895,353

	Fair Value	Carry Value
December 31, 2014
Total Collateral Pledged	$598,820	$560,881

At December 31, 2015 and 2014, the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2015
Maximum Collateral Pledged	$954,381	$898,749

	Fair Value	Carry Value
December 31, 2014
Maximum Collateral Pledged	$627,101	$587,829

105

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2015 and 2014, the borrowings from the FHLB were as follows:

	General Account	Funding Agreements Reserves Established
December 31, 2015

Debt	$—	$—
Funding agreements	400,000	—
Other	—	—

Total	$400,000	$—

	General Account	Funding Agreements Reserves Established
December 31, 2014

Debt	$—	$—
Funding agreements	400,000	—
Other	—	—

Total	$400,000	$—

At December 31, 2015, the maximum amount of borrowings during reporting period was as follows:

General Account
December 31, 2015

Debt	$—
Funding agreements	400,000
Other	—

Total	$400,000

106

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2015 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	N/A
Funding Agreements	No
Other	N/A

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2015 for the total payout block is $2,308,687. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

In addition, the insurance industry has increasingly and routinely been the subject of litigation, investigations, regulatory activity and challenges by various governmental and enforcement authorities and policyholder advocate groups concerning certain practices. For example, unclaimed property administrators and state insurance regulators are performing unclaimed property examinations of the life insurance industry in the U.S., including the Company. These are in some cases multi-state examinations that include the collective action of many of the states. Additionally, some states are conducting separate examinations or instituting separate enforcement actions in regard to unclaimed property laws and related claims practices. As other

107

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

insurers in the United States have done, the Company identified certain additional internal processes that it has implemented or is in the process of implementing. As of December 31, 2015 and 2014, the Company’s reserves related to this matter were $15,021 and $23,392, respectively. Also, various major insurers in the U.S. have entered into settlements with insurance regulators recently regarding claims settlement practices. Certain examinations are still ongoing.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $2,461 and $2,494 and an offsetting premium tax benefit of $1,230 and $1,027 at December 31, 2015 and 2014, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $689, $1,066 and 1,242, at December 31, 2015, 2014 and 2013, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

Municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. At December 31, 2015 and 2014, the Company had no recorded liabilities for municipal repurchase agreements.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2015 and 2014, the Company had dollar repurchase agreements outstanding in the amount of $291,895 and $288,648, respectively. The Company had an outstanding liability for borrowed money in the amount $161,834 and $290,995, which included accrued interest of $851 and $899, at December 31, 2015 and 2014, respectively due to participation in dollar repurchase agreements.

108

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The contractual maturities of dollar repurchase agreements are as follows:

Fair Value
Open	$160,983
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	160,983

Securities received	—

Total collateral received	$160,983

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2015 and reacquired within 30 days of the sale date.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2015 through April 26, 2016.

109

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON US Holding Corp	13-3350744
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Distribution Corporation (FKA Transamerica Retirement Solutions)	47-4460403
AUSA Holding Company	52-1549874
AUSA Properties Inc	27-1275705
Clark Investment Strategies Inc	38-3768457
Clark Securities Inc	95-4295824
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRG Insurance Agency Inc	95-4123166
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

110

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies (Continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Pyramid Insurance Company LTD	98-0087891
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Life Insurance Company	03-0164230
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
The RCC Group Inc	13-3695273
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

111

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies (Continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2015

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Holdings Inc	94-2873401
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Retirement Advisors, Inc	45-2892702
Transamerica Retirement Insurance Agency, Inc	46-2720367
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

112

Statutory-Basis

Financial Statement Schedule

Transamerica Premier Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2015

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$669,676	$726,899	$672,651
States, municipalities and political subdivisions	479,744	506,433	479,695
Foreign governments	224,105	236,408	224,105
Hybrid securities	376,278	331,012	376,146
All other corporate bonds	12,745,103	13,456,345	12,718,775
Preferred stocks	6,428	5,579	6,428

Total fixed maturities	14,501,334	15,262,676	14,477,800

Equity securities
Common stocks:
Industrial, miscellaneous and all other	26,652	50,528	50,528

Total equity securities	26,652	50,528	50,528

Mortgage loans on real estate	1,687,756		1,687,756
Real estate	227,311		227,311
Policy loans	925,179		925,179
Other long-term investments	271,647		271,647
Receivable for Securities	1,552		1,552
Securities Lending	354,051		354,051
Cash, cash equivalents and short-term investments	630,473		630,473

Total investments	$18,625,955		$18,626,297

(1)	Original cost of equity securities and as to fixed maturities, original cost reduced by repayments and OTTI, as applicable, and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $48,493 are held at fair value rather than amortized cost due to having and NAIC 6 rating. A preferred stock security is held at its fair value of $136 rather than amortized cost due to having an NAIC 6 rating.

114

Transamerica Premier Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2015
Individual life	$7,342,263	$—	$115,608	$1,173,427	$363,846	$872,269	$799,628
Individual health	874,366	30,940	57,676	530,294	41,145	524,184	237,922
Group life and health	635,765	19,430	92,704	636,321	31,081	353,653	211,968
Annuity	3,363,955	—	676	778,135	330,277	949,835	(34,630)
Other	—	—	—	—	74,485	—	—

	$12,216,349	$50,370	$266,664	$3,118,177	$840,834	$2,699,941	$1,214,888

Year ended December 31, 2014
Individual life	$6,956,487	$—	$130,400	$950,127	$372,068	$718,488	$648,770
Individual health	545,640	23,215	40,888	4,065,711	43,818	(13,748)	3,855,616
Group life and health	662,343	31,956	102,266	566,324	35,156	313,348	269,914
Annuity	3,660,269	—	941	755,164	374,929	1,222,721	(155,769)

	$11,824,739	$55,171	$274,495	$6,337,326	$825,971	$2,240,809	$4,618,531

Year ended December 31, 2013
Individual life	$6,713,309	$—	$130,184	$916,673	$354,505	$813,697	$646,392
Individual health	616,993	24,181	43,741	163,907	30,895	221,766	83,668
Group life and health	685,630	30,939	88,578	452,609	36,268	283,405	180,142
Annuity	3,815,167	—	710	714,379	400,151	1,316,276	(511,961)

	$11,831,099	$55,120	$263,213	$2,247,568	$821,819	$2,635,144	$398,241

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

115

Transamerica Premier Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2015
Life insurance in force	$199,150,576	$77,398,265	$5,030,659	$126,782,970	4%

Premiums:
Individual life	$1,629,401	$464,671	$8,697	$1,173,427	1%
Individual health	145,438	4,720	388,714	529,432	73%
Group life and health	630,126	77,888	84,084	636,322	13%
Annuity	793,281	33,124	17,978	778,135	2%

	$3,198,246	$580,403	$499,473	$3,117,316	16%

Year ended December 31, 2014
Life insurance in force	$184,738,794	$84,926,052	$5,804,983	$105,617,725	5%

Premiums:
Individual life	$1,468,449	$532,051	$13,729	$950,127	1%
Individual health	109,110	6,436	3,963,037	4,065,711	97%
Group life and health	594,400	90,136	62,059	566,323	11%
Annuity	768,531	36,250	22,884	755,165	3%

	$2,940,490	$664,873	$4,061,709	$6,337,326	64%

Year ended December 31, 2013
Life insurance in force	$179,192,720	$92,104,550	$3,588,743	$90,676,913	4%

Premiums:
Individual life	$1,461,159	$555,312	$10,826	$916,673	1%
Individual health	116,968	8,564	55,503	163,907	34%
Group life and health	489,347	101,641	64,902	452,608	14%
Annuity	730,888	42,317	25,808	714,379	4%

	$2,798,362	$707,834	$157,039	$2,247,567	7%

116

FINANCIAL STATEMENTS

Transamerica Premier Life Insurance Company

Separate Account VA U

Years Ended December 31, 2015 and 2014

Transamerica Premier Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA U of

Transamerica Premier Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U (the “Separate Account”) sponsored by Transamerica Premier Life Insurance Company at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 26, 2016

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	125,435.497	$1,578,283	$1,363,484	$3	$1,363,487	788,985	$1.637099	$1.743683
Access VP High Yield	14,713.637	427,781	404,772	4	404,776	255,423	1.487764	1.736493
Fidelity® VIP Index 500 Service Class 2	28,193.724	4,558,574	5,758,568	(46)	5,758,522	3,005,242	1.733230	1.927037
Franklin Founding Funds Allocation Class 4 Shares	237,761.141	1,777,636	1,633,419	(7)	1,633,412	942,065	1.632507	1.738862
ProFund VP Asia 30	11,259.789	590,119	534,502	3	534,505	685,230	0.734428	1.147171
ProFund VP Basic Materials	5,129.496	270,108	246,267	2	246,269	255,376	0.902721	1.497677
ProFund VP Bull	25,297.673	1,047,150	1,026,327	—	1,026,327	839,254	1.150753	1.241047
ProFund VP Consumer Services	4,892.766	296,666	292,098	—	292,098	154,837	1.780108	2.865556
ProFund VP Emerging Markets	35,274.460	777,470	665,276	(6)	665,270	1,135,786	0.548715	0.841643
ProFund VP Europe 30	16,417.712	372,398	326,548	(4)	326,544	443,162	0.692708	1.281690
ProFund VP Falling U.S. Dollar	709.446	17,711	15,501	(3)	15,498	23,104	0.632404	0.705206
ProFund VP Financials	15,341.380	465,094	474,816	(4)	474,812	615,160	0.724297	1.947048
ProFund VP International	25,768.713	538,415	501,201	10	501,211	704,661	0.668083	1.318287
ProFund VP Japan	27,821.271	311,503	304,086	3	304,089	375,799	0.759575	1.520588
ProFund VP Mid-Cap	18,175.270	577,571	535,443	1	535,444	405,328	1.241749	2.088929
ProFund VP Money Market	2,811,332.940	2,811,333	2,811,333	(10)	2,811,323	3,067,711	0.858080	0.925437
ProFund VP NASDAQ-100	28,430.139	930,194	925,685	1	925,686	472,950	1.837845	1.981997
ProFund VP Oil & Gas	13,893.365	629,184	437,919	1	437,920	585,783	0.701847	1.089631
ProFund VP Pharmaceuticals	18,822.670	746,629	742,931	(7)	742,924	412,956	1.694888	2.530448
ProFund VP Precious Metals	17,337.539	373,205	208,744	2	208,746	725,742	0.270313	0.346037
ProFund VP Short Emerging Markets	3,984.827	56,440	55,947	1	55,948	132,187	0.398682	0.540644
ProFund VP Short International	1,583.228	20,618	20,139	(4)	20,135	43,845	0.364116	0.464917
ProFund VP Short NASDAQ-100	2,095.339	42,302	35,621	(1)	35,620	163,268	0.190078	0.219743
ProFund VP Short Small-Cap	1,225.891	26,845	23,672	—	23,672	89,931	0.247333	0.266751
ProFund VP Small-Cap	13,534.671	429,697	399,543	2	399,545	340,088	1.104379	1.191082
ProFund VP Small-Cap Value	9,872.103	380,838	354,408	(7)	354,401	283,273	1.169094	1.999997
ProFund VP Telecommunications	13,880.965	121,938	118,127	(1)	118,126	126,370	0.887610	1.534692
ProFund VP U.S. Government Plus	8,431.377	208,003	191,814	1	191,815	118,040	1.370370	1.642755
ProFund VP UltraSmall-Cap	9,011.935	199,978	162,756	(4)	162,752	161,112	0.944384	3.608322
ProFund VP Utilities	10,612.780	445,818	420,584	(5)	420,579	340,426	1.154858	1.813891
TA AB Dynamic Allocation Service Class	98,307.840	881,000	918,195	(3)	918,192	672,938	1.244742	1.383906
TA Aegon High Yield Bond Service Class	410,877.341	3,344,868	3,007,622	(14)	3,007,608	1,814,878	1.511401	1.680326
TA Aegon Money Market Service Class	9,209,200.211	9,209,200	9,209,200	8	9,209,208	9,393,364	0.896448	0.996688
TA Aegon U.S. Government Securities Service Class	2,116,043.120	26,480,849	25,688,763	95	25,688,858	20,056,342	1.115338	1.302851
TA Asset Allocation - Conservative Service Class	4,109,591.466	42,219,992	41,301,394	63	41,301,457	29,365,601	1.285228	1.428908
TA Asset Allocation - Growth Service Class	4,510,261.813	40,336,529	48,891,238	49	48,891,287	31,187,769	1.413261	1.596326
TA Asset Allocation - Moderate Service Class	9,304,417.721	93,136,993	103,185,993	(84)	103,185,909	68,627,542	1.372870	1.530035
TA Asset Allocation - Moderate Growth Service Class	19,150,374.064	200,184,525	226,357,421	69	226,357,490	146,075,475	1.399622	1.578726
TA Barrow Hanley Dividend Focused Service Class	525,495.719	8,796,065	10,557,209	10	10,557,219	5,751,344	1.507513	1.862134
TA BlackRock Tactical Allocation Service Class	227,365.642	3,644,361	3,415,032	23	3,415,055	3,347,664	1.007539	1.022611
TA Clarion Global Real Estate Securities Service Class	401,203.902	5,052,118	5,187,566	(4)	5,187,562	2,536,772	1.528254	2.076069
TA International Moderate Growth Service Class	2,049,216.191	17,997,229	19,016,726	(95)	19,016,631	18,548,134	0.950387	1.035377

See accompanying notes.

2

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Janus Balanced Service Class	95,131.337	$1,186,611	$1,238,610	$6	$1,238,616	1,024,124	$1.152467	$1.216636
TA Jennison Growth Service Class	503,938.436	5,139,797	5,276,235	(1)	5,276,234	2,804,345	1.802878	1.895774
TA JPMorgan Core Bond Service Class	358,531.714	4,957,843	4,897,543	(2)	4,897,541	3,447,238	1.301501	1.447034
TA JPMorgan Enhanced Index Service Class	253,095.610	3,932,672	4,277,316	3	4,277,319	2,291,165	1.699496	1.889468
TA JPMorgan Tactical Allocation Service Class	339,938.031	4,678,091	4,908,705	(21)	4,908,684	4,159,707	1.065172	1.198596
TA Legg Mason Dynamic Allocation - Balanced Service Class	37,239.097	429,898	433,463	2	433,465	384,760	1.095093	1.131216
TA Legg Mason Dynamic Allocation - Growth Service Class	1,344.106	16,751	16,317	—	16,317	13,969	1.138344	1.175910
TA Managed Risk - Balanced ETF Service Class	103,417.570	1,183,698	1,134,491	10	1,134,501	941,860	1.139129	1.465740
TA Managed Risk - Conservative ETF Service Class	135,067.895	1,632,914	1,554,631	(6)	1,554,625	1,248,933	1.187010	1.253074
TA Managed Risk - Growth ETF Service Class	410,642.040	4,146,625	3,806,652	(19)	3,806,633	3,166,649	1.132755	1.636061
TA Market Participation Strategy Service Class	39,185.568	457,937	442,797	2	442,799	389,068	1.107478	1.140170
TA MFS International Equity Service Class	352,677.638	2,929,357	2,793,207	(5)	2,793,202	2,710,271	0.965181	1.633354
TA Morgan Stanley Capital Growth Service Class	294,591.257	4,182,063	4,651,596	4	4,651,600	2,189,957	1.948558	2.166381
TA Morgan Stanley Mid-Cap Growth Service Class	225,957.906	7,348,807	6,200,285	14	6,200,299	3,207,389	1.762832	1.959950
TA Multi-Managed Balanced Service Class	1,670,681.438	21,789,074	21,535,084	16	21,535,100	10,950,664	1.796743	1.997719
TA PIMCO Tactical - Balanced Service Class	75,505.101	836,145	845,657	10	845,667	813,416	0.993462	1.048770
TA PIMCO Tactical - Conservative Service Class	68,956.330	761,146	755,072	2	755,074	755,231	0.952183	1.005160
TA PIMCO Tactical - Growth Service Class	34,543.008	383,067	375,828	(4)	375,824	377,096	0.952300	1.005321
TA PIMCO Total Return Service Class	1,194,809.372	13,986,377	13,190,695	(70)	13,190,625	9,353,336	1.283400	1.426912
TA QS Investors Active Asset Allocation - Conservative Service Class	404,316.189	4,367,782	4,087,637	10	4,087,647	3,709,727	1.067282	1.106365
TA QS Investors Active Asset Allocation - Moderate Service Class	234,103.854	2,658,231	2,465,114	(34)	2,465,080	2,278,971	1.049818	1.084464
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	171,178.901	1,870,712	1,728,907	(2)	1,728,905	1,479,046	1.131739	1.173174
TA Systematic Small/Mid Cap Value Service Class	986,355.680	19,591,784	18,523,760	26	18,523,786	6,732,246	2.393785	2.793891
TA T. Rowe Price Small Cap Service Class	341,310.930	4,665,381	4,539,435	92	4,539,527	1,881,968	2.209889	2.456933
TA WMC US Growth Service Class	706,209.202	16,816,049	16,419,364	88	16,419,452	8,387,989	1.763299	1.994993

See accompanying notes.

3

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	Access VP High Yield Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Founding Funds Allocation Class 4 Shares Subaccount	ProFund VP Asia 30 Subaccount

Net Assets as of January 1, 2014:	$1,043,884	$1,294,298	$6,755,448	$2,264,920	$1,398,960

Investment Income:
Reinvested Dividends	33,119	42,824	88,715	60,561	770
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,143	17,111	88,027	31,686	15,139

Net Investment Income (Loss)	13,976	25,713	688	28,875	(14,369)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	211,806	14,251	5,582	1,882	—
Realized Gain (Loss) on Investments	53,716	7,556	468,128	21,543	49,859

Net Realized Capital Gains (Losses) on Investments	265,522	21,807	473,710	23,425	49,859
Net Change in Unrealized Appreciation (Depreciation)	(214,471)	(36,605)	253,933	(16,416)	(84,088)

Net Gain (Loss) on Investment	51,051	(14,798)	727,643	7,009	(34,229)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,027	10,915	728,331	35,884	(48,598)

Increase (Decrease) in Net Assets from Contract Transactions	524,069	(558,854)	(1,144,410)	(231,251)	(435,148)

Total Increase (Decrease) in Net Assets	589,096	(547,939)	(416,079)	(195,367)	(483,746)

Net Assets as of December 31, 2014:	$1,632,980	$746,359	$6,339,369	$2,069,553	$915,214

Investment Income:
Reinvested Dividends	29,851	20,578	106,241	52,814	2,496
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,445	8,761	77,779	27,141	11,214

Net Investment Income (Loss)	6,406	11,817	28,462	25,673	(8,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136,319	11,736	4,073	3,033	46,314
Realized Gain (Loss) on Investments	(25,352)	(6,417)	405,111	(7,389)	(32,317)

Net Realized Capital Gains (Losses) on Investments	110,967	5,319	409,184	(4,356)	13,997
Net Change in Unrealized Appreciation (Depreciation)	(125,950)	(23,655)	(467,125)	(164,014)	(98,230)

Net Gain (Loss) on Investment	(14,983)	(18,336)	(57,941)	(168,370)	(84,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,577)	(6,519)	(29,479)	(142,697)	(92,951)

Increase (Decrease) in Net Assets from Contract Transactions	(260,916)	(335,064)	(551,368)	(293,444)	(287,758)

Total Increase (Decrease) in Net Assets	(269,493)	(341,583)	(580,847)	(436,141)	(380,709)

Net Assets as of December 31, 2015:	$1,363,487	$404,776	$5,758,522	$1,633,412	$534,505

See Accompanying Notes.

(1)	See Footnote 1

4

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of January 1, 2014:	$505,723	$1,306,001	$298,399	$1,651,238	$148,713

Investment Income:
Reinvested Dividends	2,591	—	—	2,943	4,903
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,003	26,100	4,093	21,413	5,691

Net Investment Income (Loss)	(3,412)	(26,100)	(4,093)	(18,470)	(788)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	41,359	313	—	—
Realized Gain (Loss) on Investments	37,492	143,537	29,165	(33,801)	1,317

Net Realized Capital Gains (Losses) on Investments	37,492	184,896	29,478	(33,801)	1,317
Net Change in Unrealized Appreciation (Depreciation)	(34,208)	(4,724)	3,586	(32,280)	(47,613)

Net Gain (Loss) on Investment	3,284	180,172	33,064	(66,081)	(46,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	(128)	154,072	28,971	(84,551)	(47,084)

Increase (Decrease) in Net Assets from Contract Transactions	(141,493)	1,289,122	2,026	(532,315)	293,766

Total Increase (Decrease) in Net Assets	(141,621)	1,443,194	30,997	(616,866)	246,682

Net Assets as of December 31, 2014:	$364,102	$2,749,195	$329,396	$1,034,372	$395,395

Investment Income:
Reinvested Dividends	3,013	—	—	7,179	13,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,666	17,588	6,386	10,407	4,794

Net Investment Income (Loss)	(2,653)	(17,588)	(6,386)	(3,228)	8,651

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	15,375	57,090	—	—
Realized Gain (Loss) on Investments	(24,904)	121,092	16,655	(138,404)	(44,126)

Net Realized Capital Gains (Losses) on Investments	(24,904)	136,467	73,745	(138,404)	(44,126)
Net Change in Unrealized Appreciation (Depreciation)	(49,484)	(171,257)	(58,496)	(10,226)	(12,715)

Net Gain (Loss) on Investment	(74,388)	(34,790)	15,249	(148,630)	(56,841)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,041)	(52,378)	8,863	(151,858)	(48,190)

Increase (Decrease) in Net Assets from Contract Transactions	(40,792)	(1,670,490)	(46,161)	(217,244)	(20,661)

Total Increase (Decrease) in Net Assets	(117,833)	(1,722,868)	(37,298)	(369,102)	(68,851)

Net Assets as of December 31, 2015:	$246,269	$1,026,327	$292,098	$665,270	$326,544

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount

Net Assets as of January 1, 2014:	$79,886	$1,310,311	$1,111,832	$757,953	$1,542,753

Investment Income:
Reinvested Dividends	—	2,527	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	502	17,661	11,182	3,804	23,788

Net Investment Income (Loss)	(502)	(15,134)	(11,182)	(3,804)	(23,788)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	88,818	218,575	341,515
Realized Gain (Loss) on Investments	(1,477)	137,757	236	(115,743)	(160,332)

Net Realized Capital Gains (Losses) on Investments	(1,477)	137,757	89,054	102,832	181,183
Net Change in Unrealized Appreciation (Depreciation)	(2,959)	7,179	(138,126)	(52,848)	(112,566)

Net Gain (Loss) on Investment	(4,436)	144,936	(49,072)	49,984	68,617

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,938)	129,802	(60,254)	46,180	44,829

Increase (Decrease) in Net Assets from Contract Transactions	(53,291)	(383,990)	(512,401)	(490,489)	(214,199)

Total Increase (Decrease) in Net Assets	(58,229)	(254,188)	(572,655)	(444,309)	(169,370)

Net Assets as of December 31, 2014:	$21,657	$1,056,123	$539,177	$313,644	$1,373,383

Investment Income:
Reinvested Dividends	—	1,542	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	246	7,419	8,630	6,961	12,697

Net Investment Income (Loss)	(246)	(5,877)	(8,630)	(6,961)	(12,697)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	23,509
Realized Gain (Loss) on Investments	(2,033)	123,083	(48,644)	(18,705)	15,316

Net Realized Capital Gains (Losses) on Investments	(2,033)	123,083	(48,644)	(18,705)	38,825
Net Change in Unrealized Appreciation (Depreciation)	164	(152,601)	17,770	(5,735)	(60,217)

Net Gain (Loss) on Investment	(1,869)	(29,518)	(30,874)	(24,440)	(21,392)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,115)	(35,395)	(39,504)	(31,401)	(34,089)

Increase (Decrease) in Net Assets from Contract Transactions	(4,044)	(545,916)	1,538	21,846	(803,850)

Total Increase (Decrease) in Net Assets	(6,159)	(581,311)	(37,966)	(9,555)	(837,939)

Net Assets as of December 31, 2015:	$15,498	$474,812	$501,211	$304,089	$535,444

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of January 1, 2014:	$4,324,970	$1,021,420	$1,640,296	$594,811	$742,272

Investment Income:
Reinvested Dividends	715	—	5,926	5,371	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,374	16,168	20,076	9,157	9,989

Net Investment Income (Loss)	(46,659)	(16,168)	(14,150)	(3,786)	(9,989)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	34,858	95,865	26,812	—
Realized Gain (Loss) on Investments	—	177,063	36,432	70,228	(200,581)

Net Realized Capital Gains (Losses) on Investments	—	211,921	132,297	97,040	(200,581)
Net Change in Unrealized Appreciation (Depreciation)	—	(24,746)	(268,314)	11,793	43,746

Net Gain (Loss) on Investment	—	187,175	(136,017)	108,833	(156,835)

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,659)	171,007	(150,167)	105,047	(166,824)

Increase (Decrease) in Net Assets from Contract Transactions	(1,129,751)	604,355	(424,395)	(80,678)	(88,436)

Total Increase (Decrease) in Net Assets	(1,176,410)	775,362	(574,562)	24,369	(255,260)

Net Assets as of December 31, 2014:	$3,148,560	$1,796,782	$1,065,734	$619,180	$487,012

Investment Income:
Reinvested Dividends	682	—	4,360	4,396	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,809	13,925	9,950	11,635	6,223

Net Investment Income (Loss)	(39,127)	(13,925)	(5,590)	(7,239)	(6,223)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	94,843	55,142	22,225	—
Realized Gain (Loss) on Investments	—	95,058	(173,672)	80,054	(446,827)

Net Realized Capital Gains (Losses) on Investments	—	189,901	(118,530)	102,279	(446,827)
Net Change in Unrealized Appreciation (Depreciation)	—	(112,848)	(55,844)	(73,164)	239,472

Net Gain (Loss) on Investment	—	77,053	(174,374)	29,115	(207,355)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,127)	63,128	(179,964)	21,876	(213,578)

Increase (Decrease) in Net Assets from Contract Transactions	(298,110)	(934,224)	(447,850)	101,868	(64,688)

Total Increase (Decrease) in Net Assets	(337,237)	(871,096)	(627,814)	123,744	(278,266)

Net Assets as of December 31, 2015:	$2,811,323	$925,686	$437,920	$742,924	$208,746

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of January 1, 2014:	$31,391	$38,124	$121,964	$53,065	$1,366,357

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,683	780	2,274	1,473	12,254

Net Investment Income (Loss)	(1,683)	(780)	(2,274)	(1,473)	(12,254)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	158,777
Realized Gain (Loss) on Investments	(34,940)	(8,493)	(44,522)	(5,476)	(22,401)

Net Realized Capital Gains (Losses) on Investments	(34,940)	(8,493)	(44,522)	(5,476)	136,376
Net Change in Unrealized Appreciation (Depreciation)	677	3,280	12,906	(1,337)	(165,272)

Net Gain (Loss) on Investment	(34,263)	(5,213)	(31,616)	(6,813)	(28,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,946)	(5,993)	(33,890)	(8,286)	(41,150)

Increase (Decrease) in Net Assets from Contract Transactions	47,561	(11,043)	(35,752)	(6,745)	(407,223)

Total Increase (Decrease) in Net Assets	11,615	(17,036)	(69,642)	(15,031)	(448,373)

Net Assets as of December 31, 2014:	$43,006	$21,088	$52,322	$38,034	$917,984

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	834	356	710	474	10,224

Net Investment Income (Loss)	(834)	(356)	(710)	(474)	(10,224)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	18,589
Realized Gain (Loss) on Investments	(4,489)	(1,496)	(15,112)	(11,296)	(17,068)

Net Realized Capital Gains (Losses) on Investments	(4,489)	(1,496)	(15,112)	(11,296)	1,521
Net Change in Unrealized Appreciation (Depreciation)	78	(380)	(1,358)	4,453	(45,918)

Net Gain (Loss) on Investment	(4,411)	(1,876)	(16,470)	(6,843)	(44,397)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,245)	(2,232)	(17,180)	(7,317)	(54,621)

Increase (Decrease) in Net Assets from Contract Transactions	18,187	1,279	478	(7,045)	(463,818)

Total Increase (Decrease) in Net Assets	12,942	(953)	(16,702)	(14,362)	(518,439)

Net Assets as of December 31, 2015:	$55,948	$20,135	$35,620	$23,672	$399,545

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of January 1, 2014:	$2,007,658	$190,031	$161,302	$727,761	$446,499

Investment Income:
Reinvested Dividends	—	4,950	925	—	7,568
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,076	1,551	8,315	7,344	6,584

Net Investment Income (Loss)	(6,076)	3,399	(7,390)	(7,344)	984

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,776	—	—	110,021	—
Realized Gain (Loss) on Investments	133,282	(1,106)	40,369	(27,516)	33,428

Net Realized Capital Gains (Losses) on Investments	159,058	(1,106)	40,369	82,505	33,428
Net Change in Unrealized Appreciation (Depreciation)	(158,538)	432	145,814	(87,486)	68,912

Net Gain (Loss) on Investment	520	(674)	186,183	(4,981)	102,340

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,556)	2,725	178,793	(12,325)	103,324

Increase (Decrease) in Net Assets from Contract Transactions	(1,794,815)	(140,654)	505,232	(212,889)	(6,118)

Total Increase (Decrease) in Net Assets	(1,800,371)	(137,929)	684,025	(225,214)	97,206

Net Assets as of December 31, 2014:	$207,287	$52,102	$845,327	$502,547	$543,705

Investment Income:
Reinvested Dividends	—	2,335	—	—	10,684
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,020	1,738	6,987	4,949	6,974

Net Investment Income (Loss)	(6,020)	597	(6,987)	(4,949)	3,710

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	96,642	—	—	11,792	2,437
Realized Gain (Loss) on Investments	(131,052)	(2,501)	92,557	4,150	21,612

Net Realized Capital Gains (Losses) on Investments	(34,410)	(2,501)	92,557	15,942	24,049
Net Change in Unrealized Appreciation (Depreciation)	(31,131)	(1,533)	(145,582)	(55,664)	(101,437)

Net Gain (Loss) on Investment	(65,541)	(4,034)	(53,025)	(39,722)	(77,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,561)	(3,437)	(60,012)	(44,671)	(73,678)

Increase (Decrease) in Net Assets from Contract Transactions	218,675	69,461	(593,500)	(295,124)	(49,448)

Total Increase (Decrease) in Net Assets	147,114	66,024	(653,512)	(339,795)	(123,126)

Net Assets as of December 31, 2015:	$354,401	$118,126	$191,815	$162,752	$420,579

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA AB Dynamic Allocation Service Class	TA Aegon High Yield Bond Service Class	TA Aegon Money Market Service Class	TA Aegon U.S. Government Securities Service Class	TA Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$1,235,530	$6,025,132	$13,042,559	$28,317,342	$68,106,055

Investment Income:
Reinvested Dividends	10,417	243,332	640	734,539	1,450,739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,096	73,749	171,885	329,767	823,872

Net Investment Income (Loss)	(6,679)	169,583	(171,245)	404,772	626,867

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	346,087	978,793
Realized Gain (Loss) on Investments	31,713	33,896	—	(779,278)	1,721,429

Net Realized Capital Gains (Losses) on Investments	31,713	33,896	—	(433,191)	2,700,222
Net Change in Unrealized Appreciation (Depreciation)	21,887	(73,058)	—	742,999	(3,051,013)

Net Gain (Loss) on Investment	53,600	(39,162)	—	309,808	(350,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	46,921	130,421	(171,245)	714,580	276,076

Increase (Decrease) in Net Assets from Contract Transactions	68,923	(2,033,433)	(2,364,093)	(4,957,687)	(16,230,401)

Total Increase (Decrease) in Net Assets	115,844	(1,903,012)	(2,535,338)	(4,243,107)	(15,954,325)

Net Assets as of December 31, 2014:	$1,351,374	$4,122,120	$10,507,221	$24,074,235	$52,151,730

Investment Income:
Reinvested Dividends	12,864	203,247	491	306,076	923,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,306	51,049	130,868	293,135	651,097

Net Investment Income (Loss)	(3,442)	152,198	(130,377)	12,941	272,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	81,842	1,853,566
Realized Gain (Loss) on Investments	56,579	(113,487)	—	(762,005)	856,260

Net Realized Capital Gains (Losses) on Investments	56,579	(113,487)	—	(680,163)	2,709,826
Net Change in Unrealized Appreciation (Depreciation)	(71,036)	(224,386)	—	331,039	(4,491,874)

Net Gain (Loss) on Investment	(14,457)	(337,873)	—	(349,124)	(1,782,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,899)	(185,675)	(130,377)	(336,183)	(1,509,296)

Increase (Decrease) in Net Assets from Contract Transactions	(415,283)	(928,837)	(1,167,636)	1,950,806	(9,340,977)

Total Increase (Decrease) in Net Assets	(433,182)	(1,114,512)	(1,298,013)	1,614,623	(10,850,273)

Net Assets as of December 31, 2015:	$918,192	$3,007,608	$9,209,208	$25,688,858	$41,301,457

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Asset Allocation - Growth Service Class	TA Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Growth Service Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of January 1, 2014:	$80,946,119	$150,433,955	$326,044,954	$14,417,419$	—

Investment Income:
Reinvested Dividends	1,536,116	2,838,792	7,343,987	174,616	64,694
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,023,365	1,928,400	4,191,923	201,015	46,467

Net Investment Income (Loss)	512,751	910,392	3,152,064	(26,399)	18,227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	102,343
Realized Gain (Loss) on Investments	3,793,583	5,995,551	11,023,206	954,487	934

Net Realized Capital Gains (Losses) on Investments	3,793,583	5,995,551	11,023,206	954,487	103,277
Net Change in Unrealized Appreciation (Depreciation)	(3,847,817)	(5,376,063)	(11,566,425)	483,319	16,545

Net Gain (Loss) on Investment	(54,234)	619,488	(543,219)	1,437,806	119,822

Net Increase (Decrease) in Net Assets Resulting from Operations	458,517	1,529,880	2,608,845	1,411,407	138,049

Increase (Decrease) in Net Assets from Contract Transactions	(13,843,614)	(24,006,926)	(51,720,844)	(1,698,488)	4,334,213

Total Increase (Decrease) in Net Assets	(13,385,097)	(22,477,046)	(49,111,999)	(287,081)	4,472,262

Net Assets as of December 31, 2014:	$67,561,022	$127,956,909	$276,932,955	$14,130,338	$4,472,262

Investment Income:
Reinvested Dividends	838,903	2,091,572	5,019,857	194,090	65,765
Investment Expense:
Mortality and Expense Risk and Administrative Charges	851,279	1,614,194	3,611,324	164,096	53,431

Net Investment Income (Loss)	(12,376)	477,378	1,408,533	29,994	12,334

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	3,968,936	4,230,061	—	186,665
Realized Gain (Loss) on Investments	4,855,367	4,713,268	9,600,129	1,150,285	(2,362)

Net Realized Capital Gains (Losses) on Investments	4,855,367	8,682,204	13,830,190	1,150,285	184,303
Net Change in Unrealized Appreciation (Depreciation)	(6,592,186)	(13,196,414)	(24,224,992)	(1,814,674)	(245,874)

Net Gain (Loss) on Investment	(1,736,819)	(4,514,210)	(10,394,802)	(664,389)	(61,571)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,749,195)	(4,036,832)	(8,986,269)	(634,395)	(49,237)

Increase (Decrease) in Net Assets from Contract Transactions	(16,920,540)	(20,734,168)	(41,589,196)	(2,938,724)	(1,007,970)

Total Increase (Decrease) in Net Assets	(18,669,735)	(24,771,000)	(50,575,465)	(3,573,119)	(1,057,207)

Net Assets as of December 31, 2015:	$48,891,287	$103,185,909	$226,357,490	$10,557,219	$3,415,055

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Clarion Global Real Estate Securities Service Class	TA International Moderate Growth Service Class	TA Janus Balanced Service Class	TA Jennison Growth Service Class	TA JPMorgan Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$6,849,528	$25,321,768	$1,058,758	$5,096,629	$7,285,663

Investment Income:
Reinvested Dividends	83,716	485,820	8,175	—	108,993
Investment Expense:
Mortality and Expense Risk and Administrative Charges	93,621	319,611	17,042	76,672	94,203

Net Investment Income (Loss)	(9,905)	166,209	(8,867)	(76,672)	14,790

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	600,762	—
Realized Gain (Loss) on Investments	197,770	480,048	54,347	403,169	(43,768)

Net Realized Capital Gains (Losses) on Investments	197,770	480,048	54,347	1,003,931	(43,768)
Net Change in Unrealized Appreciation (Depreciation)	563,507	(1,157,042)	40,394	(494,973)	277,199

Net Gain (Loss) on Investment	761,277	(676,994)	94,741	508,958	233,431

Net Increase (Decrease) in Net Assets Resulting from Operations	751,372	(510,785)	85,874	432,286	248,221

Increase (Decrease) in Net Assets from Contract Transactions	(889,421)	(2,954,812)	423,903	35,256	(1,068,349)

Total Increase (Decrease) in Net Assets	(138,049)	(3,465,597)	509,777	467,542	(820,128)

Net Assets as of December 31, 2014:	$6,711,479	$21,856,171	$1,568,535	$5,564,171	$6,465,535

Investment Income:
Reinvested Dividends	249,984	369,952	10,592	—	91,433
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,169	287,502	17,940	72,248	76,859

Net Investment Income (Loss)	161,815	82,450	(7,348)	(72,248)	14,574

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	32,369	408,914	—
Realized Gain (Loss) on Investments	428,995	437,606	82,698	306,650	(1,250)

Net Realized Capital Gains (Losses) on Investments	428,995	437,606	115,067	715,564	(1,250)
Net Change in Unrealized Appreciation (Depreciation)	(762,050)	(1,175,293)	(129,670)	(155,923)	(60,964)

Net Gain (Loss) on Investment	(333,055)	(737,687)	(14,603)	559,641	(62,214)

Net Increase (Decrease) in Net Assets Resulting from Operations	(171,240)	(655,237)	(21,951)	487,393	(47,640)

Increase (Decrease) in Net Assets from Contract Transactions	(1,352,677)	(2,184,303)	(307,968)	(775,330)	(1,520,354)

Total Increase (Decrease) in Net Assets	(1,523,917)	(2,839,540)	(329,919)	(287,937)	(1,567,994)

Net Assets as of December 31, 2015:	$5,187,562	$19,016,631	$1,238,616	$5,276,234	$4,897,541

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA JPMorgan Enhanced Index Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Managed Risk - Balanced ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$4,382,432	$5,763,193	$113,817	$21,290	$1,180,343

Investment Income:
Reinvested Dividends	26,398	57,408	908	53	11,883
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,571	83,716	3,117	581	18,512

Net Investment Income (Loss)	(27,173)	(26,308)	(2,209)	(528)	(6,629)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	280,302	—	—	—	37,425
Realized Gain (Loss) on Investments	287,054	141,606	2,536	4,169	16,896

Net Realized Capital Gains (Losses) on Investments	567,356	141,606	2,536	4,169	54,321
Net Change in Unrealized Appreciation (Depreciation)	(70,306)	171,856	23,292	314	(11,225)

Net Gain (Loss) on Investment	497,050	313,462	25,828	4,483	43,096

Net Increase (Decrease) in Net Assets Resulting from Operations	469,877	287,154	23,619	3,955	36,467

Increase (Decrease) in Net Assets from Contract Transactions	(784,931)	(123,793)	481,329	29,584	529,082

Total Increase (Decrease) in Net Assets	(315,054)	163,361	504,948	33,539	565,549

Net Assets as of December 31, 2014:	$4,067,378	$5,926,554	$618,765	$54,829	$1,745,892

Investment Income:
Reinvested Dividends	37,417	55,609	5,039	198	15,801
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,163	72,620	7,346	548	18,163

Net Investment Income (Loss)	(23,746)	(17,011)	(2,307)	(350)	(2,362)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	332,519	—	—	—	49,751
Realized Gain (Loss) on Investments	138,924	176,569	9,709	3,232	59,126

Net Realized Capital Gains (Losses) on Investments	471,443	176,569	9,709	3,232	108,877
Net Change in Unrealized Appreciation (Depreciation)	(542,130)	(242,520)	(25,253)	(2,900)	(145,821)

Net Gain (Loss) on Investment	(70,687)	(65,951)	(15,544)	332	(36,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	(94,433)	(82,962)	(17,851)	(18)	(39,306)

Increase (Decrease) in Net Assets from Contract Transactions	304,374	(934,908)	(167,449)	(38,494)	(572,085)

Total Increase (Decrease) in Net Assets	209,941	(1,017,870)	(185,300)	(38,512)	(611,391)

Net Assets as of December 31, 2015:	$4,277,319	$4,908,684	$433,465	$16,317	$1,134,501

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA MFS International Equity Service Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$860,388	$4,262,906	$—	$4,494,781	$4,302,602

Investment Income:
Reinvested Dividends	9,773	45,055	—	34,977	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,014	59,755	1,196	60,277	59,208

Net Investment Income (Loss)	(2,241)	(14,700)	(1,196)	(25,300)	(59,208)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,676	251,778	218	—	94,593
Realized Gain (Loss) on Investments	27,155	32,377	126	131,828	384,151

Net Realized Capital Gains (Losses) on Investments	50,831	284,155	344	131,828	478,744
Net Change in Unrealized Appreciation (Depreciation)	(14,212)	(164,847)	21,916	(401,788)	(265,634)

Net Gain (Loss) on Investment	36,619	119,308	22,260	(269,960)	213,110

Net Increase (Decrease) in Net Assets Resulting from Operations	34,378	104,608	21,064	(295,260)	153,902

Increase (Decrease) in Net Assets from Contract Transactions	516,057	512,349	516,128	(430,571)	(718,522)

Total Increase (Decrease) in Net Assets	550,435	616,957	537,192	(725,831)	(564,620)

Net Assets as of December 31, 2014:	$1,410,823	$4,879,863	$537,192	$3,768,950	$3,737,982

Investment Income:
Reinvested Dividends	25,122	60,901	—	52,233	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,137	58,541	6,542	44,669	55,379

Net Investment Income (Loss)	2,985	2,360	(6,542)	7,564	(55,379)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	73,448	355,565	17,909	—	317,928
Realized Gain (Loss) on Investments	(19,985)	33,413	2,053	181,686	314,579

Net Realized Capital Gains (Losses) on Investments	53,463	388,978	19,962	181,686	632,507
Net Change in Unrealized Appreciation (Depreciation)	(93,044)	(588,160)	(37,056)	(279,443)	(162,959)

Net Gain (Loss) on Investment	(39,581)	(199,182)	(17,094)	(97,757)	469,548

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,596)	(196,822)	(23,636)	(90,193)	414,169

Increase (Decrease) in Net Assets from Contract Transactions	180,398	(876,408)	(70,757)	(885,555)	499,449

Total Increase (Decrease) in Net Assets	143,802	(1,073,230)	(94,393)	(975,748)	913,618

Net Assets as of December 31, 2015:	$1,554,625	$3,806,633	$442,799	$2,793,202	$4,651,600

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Morgan Stanley Mid-Cap Growth Service Class	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$10,604,377	$19,188,046	$997,041	$641,407	$527,634

Investment Income:
Reinvested Dividends	—	253,882	8,709	5,729	8,478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,564	283,288	13,128	7,947	6,959

Net Investment Income (Loss)	(125,564)	(29,406)	(4,419)	(2,218)	1,519

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	587,873	1,261,562	28,145	9,801	14,744
Realized Gain (Loss) on Investments	638,652	361,884	32,255	16,282	4,783

Net Realized Capital Gains (Losses) on Investments	1,226,525	1,623,446	60,400	26,083	19,527
Net Change in Unrealized Appreciation (Depreciation)	(1,344,110)	191,285	1,553	23,773	3,946

Net Gain (Loss) on Investment	(117,585)	1,814,731	61,953	49,856	23,473

Net Increase (Decrease) in Net Assets Resulting from Operations	(243,149)	1,785,325	57,534	47,638	24,992

Increase (Decrease) in Net Assets from Contract Transactions	(1,673,376)	939,622	(171,535)	147,273	(29,431)

Total Increase (Decrease) in Net Assets	(1,916,525)	2,724,947	(114,001)	194,911	(4,439)

Net Assets as of December 31, 2014:	$8,687,852	$21,912,993	$883,040	$836,318	$523,195

Investment Income:
Reinvested Dividends	—	277,144	—	2,373	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	104,821	314,072	11,533	10,897	6,006

Net Investment Income (Loss)	(104,821)	(36,928)	(11,533)	(8,524)	(6,006)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,150,284	1,125,711	26,802	18,991	9,519
Realized Gain (Loss) on Investments	115,696	381,870	12,829	16,111	13,167

Net Realized Capital Gains (Losses) on Investments	1,265,980	1,507,581	39,631	35,102	22,686
Net Change in Unrealized Appreciation (Depreciation)	(1,651,942)	(1,815,448)	(58,558)	(55,374)	(34,468)

Net Gain (Loss) on Investment	(385,962)	(307,867)	(18,927)	(20,272)	(11,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	(490,783)	(344,795)	(30,460)	(28,796)	(17,788)

Increase (Decrease) in Net Assets from Contract Transactions	(1,996,770)	(33,098)	(6,913)	(52,448)	(129,583)

Total Increase (Decrease) in Net Assets	(2,487,553)	(377,893)	(37,373)	(81,244)	(147,371)

Net Assets as of December 31, 2015:	$6,200,299	$21,535,100	$845,667	$755,074	$375,824

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA PIMCO Total Return Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Systematic Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$18,015,409	$3,589,278	$4,197,895	$2,818,815	$27,859,784

Investment Income:
Reinvested Dividends	278,052	40,211	29,238	23,101	159,661
Investment Expense:
Mortality and Expense Risk and Administrative Charges	237,446	48,078	60,196	39,408	361,795

Net Investment Income (Loss)	40,606	(7,867)	(30,958)	(16,307)	(202,134)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	158,664	108,366	131,450	2,231,177
Realized Gain (Loss) on Investments	(219,877)	40,477	46,033	107,362	1,110,442

Net Realized Capital Gains (Losses) on Investments	(219,877)	199,141	154,399	238,812	3,341,619
Net Change in Unrealized Appreciation (Depreciation)	700,100	(119,659)	(22,210)	(168,331)	(2,378,949)

Net Gain (Loss) on Investment	480,223	79,482	132,189	70,481	962,670

Net Increase (Decrease) in Net Assets Resulting from Operations	520,829	71,615	101,231	54,174	760,536

Increase (Decrease) in Net Assets from Contract Transactions	(2,671,047)	391,118	239,644	(74,364)	(4,736,757)

Total Increase (Decrease) in Net Assets	(2,150,218)	462,733	340,875	(20,190)	(3,976,221)

Net Assets as of December 31, 2014:	$15,865,191	$4,052,011	$4,538,770	$2,798,625	$23,883,563

Investment Income:
Reinvested Dividends	365,500	51,514	24,322	21,220	166,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges	195,253	60,511	42,756	29,489	294,709

Net Investment Income (Loss)	170,247	(8,997)	(18,434)	(8,269)	(128,703)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	381,359	149,161	100,830	123,317	2,491,492
Realized Gain (Loss) on Investments	(168,262)	(36,738)	18,657	85,808	632,739

Net Realized Capital Gains (Losses) on Investments	213,097	112,423	119,487	209,125	3,124,231
Net Change in Unrealized Appreciation (Depreciation)	(479,049)	(300,334)	(235,785)	(372,264)	(3,841,643)

Net Gain (Loss) on Investment	(265,952)	(187,911)	(116,298)	(163,139)	(717,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,705)	(196,908)	(134,732)	(171,408)	(846,115)

Increase (Decrease) in Net Assets from Contract Transactions	(2,578,861)	232,544	(1,938,958)	(898,312)	(4,513,662)

Total Increase (Decrease) in Net Assets	(2,674,566)	35,636	(2,073,690)	(1,069,720)	(5,359,777)

Net Assets as of December 31, 2015:	$13,190,625	$4,087,647	$2,465,080	$1,728,905	$18,523,786

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Premier Life Insurance Company

Separate Account VA U

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount

Net Assets as of January 1, 2014:	$8,875,395	$20,634,166

Investment Income:
Reinvested Dividends	—	128,398
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,342	271,948

Net Investment Income (Loss)	(87,342)	(143,550)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	182,268	692,201
Realized Gain (Loss) on Investments	797,928	1,260,121

Net Realized Capital Gains (Losses) on Investments	980,196	1,952,322
Net Change in Unrealized Appreciation (Depreciation)	(752,205)	(134,454)

Net Gain (Loss) on Investment	227,991	1,817,868

Net Increase (Decrease) in Net Assets Resulting from Operations	140,649	1,674,318

Increase (Decrease) in Net Assets from Contract Transactions	(3,330,794)	(3,463,616)

Total Increase (Decrease) in Net Assets	(3,190,145)	(1,789,298)

Net Assets as of December 31, 2014:	$5,685,250	$18,844,868

Investment Income:
Reinvested Dividends	—	90,533
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,515	252,603

Net Investment Income (Loss)	(81,515)	(162,070)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	497,399	5,708,397
Realized Gain (Loss) on Investments	603,298	1,233,576

Net Realized Capital Gains (Losses) on Investments	1,100,697	6,941,973
Net Change in Unrealized Appreciation (Depreciation)	(998,044)	(5,844,623)

Net Gain (Loss) on Investment	102,653	1,097,350

Net Increase (Decrease) in Net Assets Resulting from Operations	21,138	935,280

Increase (Decrease) in Net Assets from Contract Transactions	(1,166,861)	(3,360,696)

Total Increase (Decrease) in Net Assets	(1,145,723)	(2,425,416)

Net Assets as of December 31, 2015:	$4,539,527	$16,419,452

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

1.	Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield FundSM
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP Money Market	ProFund VP Money Market
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

18

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
Transamerica Series Trust	Transamerica Series Trust
TA AB Dynamic Allocation Service Class	Transamerica AB Dynamic Allocation VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

19

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

1.	Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA BlackRock Tactical Allocation Service Class	April 30, 2014
TA Market Participation Strategy Service Class	September 17, 2012
TA QS Investors Active Asset Allocation - Moderate Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation-Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation-Growth Service Class	May 1, 2012
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	December 8, 2011
TA QS Investors Active Asset Allocation - Conservative Service Class	December 8, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
AB Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Class B Shares
TA AB Dynamic Allocation Service Class	TA AllianceBernstein Dynamic Allocation Service Class
TA Managed Risk - Balanced ETF Service Class	TA Vanguard ETF - Balanced Service Class
TA Managed Risk - Conservative ETF Service Class	TA Vanguard ETF - Conservative Service Class
TA Managed Risk - Growth ETF Service Class	TA Vanguard ETF - Growth Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	TA Aegon Tactical Vanguard ETF - Conservative Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	TA Aegon Tactical Vanguard ETF - Balanced Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Aegon Tactical Vanguard ETF - Growth Service Class

20

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

2.	Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

21

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$402,644	$520,838
Access VP High Yield	598,311	909,822
Fidelity® VIP Index 500 Service Class 2	879,114	1,397,934
Franklin Founding Funds Allocation Class 4 Shares	57,484	322,219
ProFund VP Asia 30	511,313	761,476
ProFund VP Basic Materials	418,166	461,608
ProFund VP Bull	1,360,176	3,032,879
ProFund VP Consumer Services	591,612	587,068
ProFund VP Emerging Markets	579,520	799,988
ProFund VP Europe 30	896,529	908,539
ProFund VP Falling U.S. Dollar	33,262	37,551
ProFund VP Financials	380,311	932,104
ProFund VP International	413,243	420,334
ProFund VP Japan	1,363,738	1,348,851
ProFund VP Mid-Cap	693,325	1,486,362
ProFund VP Money Market	7,103,143	7,440,401
ProFund VP NASDAQ-100	1,026,030	1,879,339
ProFund VP Oil & Gas	595,630	993,928
ProFund VP Pharmaceuticals	1,157,763	1,040,909
ProFund VP Precious Metals	1,008,107	1,079,022
ProFund VP Short Emerging Markets	739,369	722,015
ProFund VP Short International	398,144	397,221
ProFund VP Short NASDAQ-100	526,140	526,374
ProFund VP Short Small-Cap	440,033	447,555
ProFund VP Small-Cap	619,958	1,075,410
ProFund VP Small-Cap Value	1,715,792	1,406,496
ProFund VP Telecommunications	182,420	112,360
ProFund VP U.S. Government Plus	405,479	1,005,964
ProFund VP UltraSmall-Cap	481,448	769,728
ProFund VP Utilities	623,269	666,571
TA AB Dynamic Allocation Service Class	95,500	514,228
TA Aegon High Yield Bond Service Class	1,783,392	2,560,023
TA Aegon Money Market Service Class	8,872,320	10,170,286
TA Aegon U.S. Government Securities Service Class	13,650,879	11,605,345
TA Asset Allocation - Conservative Service Class	6,693,934	13,908,483
TA Asset Allocation - Growth Service Class	2,912,837	19,845,848

22

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
TA Asset Allocation - Moderate Service Class	$9,099,948	$25,387,781
TA Asset Allocation - Moderate Growth Service Class	15,305,172	51,255,813
TA Barrow Hanley Dividend Focused Service Class	1,256,003	4,164,730
TA BlackRock Tactical Allocation Service Class	491,567	1,300,542
TA Clarion Global Real Estate Securities Service Class	1,790,622	2,981,476
TA International Moderate Growth Service Class	1,751,870	3,853,637
TA Janus Balanced Service Class	220,478	503,425
TA Jennison Growth Service Class	2,565,250	3,003,921
TA JPMorgan Core Bond Service Class	924,409	2,430,182
TA JPMorgan Enhanced Index Service Class	1,609,742	996,602
TA JPMorgan Tactical Allocation Service Class	753,307	1,705,220
TA Legg Mason Dynamic Allocation - Balanced Service Class	99,705	269,462
TA Legg Mason Dynamic Allocation - Growth Service Class	49,512	88,354
TA Managed Risk - Balanced ETF Service Class	139,754	664,453
TA Managed Risk - Conservative ETF Service Class	1,810,425	1,553,592
TA Managed Risk - Growth ETF Service Class	690,080	1,208,554
TA Market Participation Strategy Service Class	78,065	137,457
TA MFS International Equity Service Class	1,502,798	2,380,801
TA Morgan Stanley Capital Growth Service Class	2,206,267	1,444,270
TA Morgan Stanley Mid-Cap Growth Service Class	2,392,062	3,343,377
TA Multi-Managed Balanced Service Class	6,505,964	5,450,309
TA PIMCO Tactical - Balanced Service Class	160,398	152,045
TA PIMCO Tactical - Conservative Service Class	370,687	412,668
TA PIMCO Tactical - Growth Service Class	100,021	226,090
TA PIMCO Total Return Service Class	2,879,821	4,907,023
TA QS Investors Active Asset Allocation - Conservative Service Class	2,071,011	1,698,302
TA QS Investors Active Asset Allocation - Moderate Service Class	908,804	2,765,361
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	504,033	1,287,300
TA Systematic Small/Mid Cap Value Service Class	3,895,968	6,046,865
TA T. Rowe Price Small Cap Service Class	2,979,493	3,730,559
TA WMC US Growth Service Class	7,087,803	4,902,224

23

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	133,277	(285,566)	(152,289)	544,380	(237,223)	307,157
Access VP High Yield	349,658	(560,476)	(210,818)	437,762	(784,580)	(346,818)
Fidelity® VIP Index 500 Service Class 2	410,505	(715,000)	(304,495)	338,994	(982,116)	(643,122)
Franklin Founding Funds Allocation Class 4 Shares	939	(161,878)	(160,939)	162,440	(282,961)	(120,521)
ProFund VP Asia 30	530,311	(893,102)	(362,791)	1,095,112	(1,599,771)	(504,659)
ProFund VP Basic Materials	376,918	(442,234)	(65,316)	110,257	(236,686)	(126,429)
ProFund VP Bull	1,072,530	(2,447,009)	(1,374,479)	2,191,589	(1,128,731)	1,062,858
ProFund VP Consumer Services	284,339	(309,059)	(24,720)	95,568	(96,412)	(844)
ProFund VP Emerging Markets	888,654	(1,195,552)	(306,898)	2,121,700	(2,876,211)	(754,511)
ProFund VP Europe 30	1,073,900	(1,102,496)	(28,596)	1,245,127	(933,592)	311,535
ProFund VP Falling U.S. Dollar	47,052	(52,609)	(5,557)	289,538	(351,406)	(61,868)
ProFund VP Financials	483,004	(1,199,126)	(716,122)	979,014	(1,485,804)	(506,790)
ProFund VP International	531,289	(548,099)	(16,810)	621,023	(1,246,640)	(625,617)
ProFund VP Japan	1,612,874	(1,638,240)	(25,366)	2,727,324	(3,315,177)	(587,853)
ProFund VP Mid-Cap	473,544	(1,048,784)	(575,240)	1,673,479	(1,861,367)	(187,888)
ProFund VP Money Market	7,688,089	(8,019,439)	(331,350)	11,083,175	(12,272,333)	(1,189,158)
ProFund VP NASDAQ-100	485,988	(981,511)	(495,523)	1,027,144	(695,831)	331,313
ProFund VP Oil & Gas	635,090	(1,128,737)	(493,647)	320,026	(701,431)	(381,405)
ProFund VP Pharmaceuticals	622,130	(562,019)	60,111	192,820	(240,369)	(47,549)
ProFund VP Precious Metals	2,655,956	(3,052,083)	(396,127)	1,401,185	(1,562,660)	(161,475)
ProFund VP Short Emerging Markets	1,842,962	(1,822,127)	20,835	1,984,218	(1,950,739)	33,479
ProFund VP Short International	846,392	(846,088)	304	709,622	(745,928)	(36,306)
ProFund VP Short NASDAQ-100	2,197,864	(2,240,174)	(42,310)	2,647,831	(2,823,817)	(175,986)
ProFund VP Short Small-Cap	1,614,614	(1,665,901)	(51,287)	2,586,218	(2,621,177)	(34,959)
ProFund VP Small-Cap	468,704	(852,579)	(383,875)	901,216	(1,263,815)	(362,599)
ProFund VP Small-Cap Value	1,175,178	(1,042,232)	132,946	484,933	(1,853,637)	(1,368,704)
ProFund VP Telecommunications	183,962	(112,863)	71,099	17,139	(161,970)	(144,831)

24

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	226,364	(592,087)	(365,723)	641,729	(282,380)	359,349
ProFund VP UltraSmall-Cap	384,387	(650,608)	(266,221)	854,559	(1,072,229)	(217,670)
ProFund VP Utilities	462,727	(529,369)	(66,642)	249,107	(257,879)	(8,772)
TA AB Dynamic Allocation Service Class	59,780	(360,453)	(300,673)	289,630	(239,429)	50,201
TA Aegon High Yield Bond Service Class	902,406	(1,437,747)	(535,341)	896,855	(2,065,058)	(1,168,203)
TA Aegon Money Market Service Class	8,986,892	(10,129,591)	(1,142,699)	8,484,069	(10,879,230)	(2,395,161)
TA Aegon U.S. Government Securities Service Class	10,250,174	(8,701,133)	1,549,041	6,805,243	(10,706,281)	(3,901,038)
TA Asset Allocation - Conservative Service Class	2,741,628	(9,162,758)	(6,421,130)	1,987,679	(13,186,293)	(11,198,614)
TA Asset Allocation - Growth Service Class	1,328,378	(11,757,721)	(10,429,343)	1,193,707	(9,945,608)	(8,751,901)
TA Asset Allocation - Moderate Service Class	2,035,582	(15,251,196)	(13,215,614)	3,667,766	(19,183,792)	(15,516,026)
TA Asset Allocation - Moderate Growth Service Class	3,894,318	(29,615,376)	(25,721,058)	2,291,694	(34,789,998)	(32,498,304)
TA Barrow Hanley Dividend Focused Service Class	574,067	(2,133,071)	(1,559,004)	1,022,686	(1,949,630)	(926,944)
TA BlackRock Tactical Allocation Service Class	229,709	(1,200,569)	(970,860)	6,126,206	(1,807,682)	4,318,524
TA Clarion Global Real Estate Securities Service Class	722,988	(1,397,616)	(674,628)	438,015	(891,560)	(453,545)
TA International Moderate Growth Service Class	1,284,213	(3,381,522)	(2,097,309)	692,151	(3,463,926)	(2,771,775)
TA Janus Balanced Service Class	146,690	(403,203)	(256,513)	636,297	(275,475)	360,822
TA Jennison Growth Service Class	1,185,582	(1,622,421)	(436,839)	1,690,707	(1,665,299)	25,408
TA JPMorgan Core Bond Service Class	586,912	(1,643,431)	(1,056,519)	1,160,016	(1,907,792)	(747,776)
TA JPMorgan Enhanced Index Service Class	670,813	(515,910)	154,903	226,020	(683,693)	(457,673)
TA JPMorgan Tactical Allocation Service Class	590,758	(1,363,403)	(772,645)	1,343,579	(1,438,819)	(95,240)
TA Legg Mason Dynamic Allocation - Balanced Service Class	81,852	(227,102)	(145,250)	465,781	(40,345)	425,436
TA Legg Mason Dynamic Allocation - Growth Service Class	41,716	(72,550)	(30,834)	71,357	(45,128)	26,229
TA Managed Risk - Balanced ETF Service Class	59,811	(520,563)	(460,752)	564,960	(140,039)	424,921
TA Managed Risk - Conservative ETF Service Class	1,340,275	(1,201,604)	138,671	783,975	(377,064)	406,911
TA Managed Risk - Growth ETF Service Class	226,415	(922,183)	(695,768)	614,484	(213,208)	401,276
TA Market Participation Strategy Service Class	51,111	(112,856)	(61,745)	455,074	(4,261)	450,813
TA MFS International Equity Service Class	1,307,548	(2,202,380)	(894,832)	730,591	(1,139,618)	(409,027)

25

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Morgan Stanley Capital Growth Service Class	931,516	(671,888)	259,628	529,130	(915,192)	(386,062)
TA Morgan Stanley Mid-Cap Growth Service Class	614,057	(1,608,061)	(994,004)	1,209,379	(2,055,029)	(845,650)
TA Multi-Managed Balanced Service Class	2,567,038	(2,596,381)	(29,343)	2,658,679	(2,155,706)	502,973
TA PIMCO Tactical - Balanced Service Class	128,534	(131,079)	(2,545)	200,093	(364,682)	(164,589)
TA PIMCO Tactical - Conservative Service Class	341,797	(395,372)	(53,575)	423,999	(281,757)	142,242
TA PIMCO Tactical - Growth Service Class	88,246	(210,714)	(122,468)	36,093	(65,050)	(28,957)
TA PIMCO Total Return Service Class	1,510,764	(3,326,760)	(1,815,996)	2,765,143	(4,659,181)	(1,894,038)
TA QS Investors Active Asset Allocation - Conservative Service Class	1,640,171	(1,473,009)	167,162	1,355,198	(1,018,266)	336,932
TA QS Investors Active Asset Allocation - Moderate Service Class	711,434	(2,396,871)	(1,685,437)	1,416,020	(1,200,650)	215,370
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	306,461	(1,035,694)	(729,233)	541,023	(597,901)	(56,878)
TA Systematic Small/Mid Cap Value Service Class	440,587	(2,039,311)	(1,598,724)	770,278	(2,497,271)	(1,726,993)
TA T. Rowe Price Small Cap Service Class	983,542	(1,476,927)	(493,385)	573,979	(2,073,197)	(1,499,218)
TA WMC US Growth Service Class	664,546	(2,403,565)	(1,739,019)	446,301	(2,429,128)	(1,982,827)

26

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2015	788,985	$1.74	to	$1.64	$1,363,487	1.99%	1.45%	to	2.35%	(0.15)%	to	(1.03)%
12/31/2014	941,274	1.75	to	1.65	1,632,980	2.65	1.45	to	2.35	5.58	to	4.65
12/31/2013	634,117	1.65	to	1.58	1,043,884	2.32	1.45	to	2.35	14.61	to	13.60
12/31/2012	527,332	1.44	to	1.39	757,341	1.91	1.45	to	2.35	11.75	to	10.76
12/31/2011	625,383	1.29	to	1.26	805,019	2.46	1.45	to	2.35	(4.44)	to	(5.28)
Access VP High Yield
12/31/2015	255,423	1.60	to	1.49	404,776	3.22	1.25	to	2.15	(1.08)	to	(1.95)
12/31/2014	466,241	1.62	to	1.52	746,359	3.42	1.25	to	2.15	1.08	to	0.19
12/31/2013	813,059	1.60	to	1.51	1,294,298	2.52	1.25	to	2.15	8.66	to	7.70
12/31/2012	575,566	1.47	to	1.41	844,373	3.85	1.25	to	2.15	12.71	to	11.71
12/31/2011	1,063,543	1.31	to	1.26	1,384,093	0.94	1.25	to	2.15	1.48	to	0.59
Fidelity® VIP Index 500 Service Class 2
12/31/2015	3,005,242	1.93	to	1.73	5,758,522	1.77	1.25	to	2.15	(0.17)	to	(1.05)
12/31/2014	3,309,737	1.93	to	1.75	6,339,369	1.34	1.25	to	2.15	11.89	to	10.90
12/31/2013	3,952,859	1.73	to	1.58	6,755,448	1.79	1.25	to	2.15	30.28	to	29.13
12/31/2012	3,360,383	1.32	to	1.22	4,417,740	2.10	1.25	to	2.15	14.20	to	13.19
12/31/2011	3,070,817	1.16	to	1.08	3,535,778	1.62	1.25	to	2.15	0.53	to	(0.35)
Franklin Founding Funds Allocation Class 4 Shares
12/31/2015	942,065	1.74	to	1.63	1,633,412	2.78	1.40	to	2.30	(7.53)	to	(8.35)
12/31/2014	1,103,004	1.88	to	1.78	2,069,553	2.74	1.40	to	2.30	1.33	to	0.44
12/31/2013	1,223,525	1.86	to	1.77	2,264,920	10.84	1.40	to	2.30	21.97	to	20.90
12/31/2012	1,369,203	1.52	to	1.47	2,077,586	2.72	1.40	to	2.30	13.57	to	12.57
12/31/2011	1,428,176	1.34	to	1.30	1,909,592	0.02	1.40	to	2.30	(3.03)	to	(3.88)
ProFund VP Asia 30
12/31/2015	685,230	0.79	to	0.73	534,505	0.31	1.25	to	2.15	(10.50)	to	(11.29)
12/31/2014	1,048,021	0.88	to	0.83	915,214	0.07	1.25	to	2.15	(2.78)	to	(3.64)
12/31/2013	1,552,680	0.91	to	0.86	1,398,960	0.06	1.25	to	2.15	13.55	to	12.55
12/31/2012	1,525,290	0.80	to	0.76	1,212,187	—	1.25	to	2.15	14.05	to	13.03
12/31/2011	1,320,417	0.70	to	0.68	920,972	0.04	1.25	to	2.15	(27.90)	to	(28.53)
ProFund VP Basic Materials
12/31/2015	255,376	0.97	to	0.90	246,269	0.73	1.25	to	2.15	(14.98)	to	(15.74)
12/31/2014	320,692	1.14	to	1.07	364,102	0.58	1.25	to	2.15	0.43	to	(0.45)
12/31/2013	447,121	1.14	to	1.08	505,723	0.98	1.25	to	2.15	16.97	to	15.94
12/31/2012	598,854	0.97	to	0.93	580,137	0.39	1.25	to	2.15	7.14	to	6.19
12/31/2011	1,893,573	0.91	to	0.87	1,709,318	0.13	1.25	to	2.15	(17.19)	to	(17.91)
ProFund VP Bull
12/31/2015	839,254	1.24	to	1.15	1,026,327	—	1.25	to	2.15	(1.69)	to	(2.55)
12/31/2014	2,213,733	1.26	to	1.18	2,749,195	—	1.25	to	2.15	10.09	to	9.12
12/31/2013	1,150,875	1.15	to	1.08	1,306,001	—	1.25	to	2.15	28.16	to	27.03
12/31/2012	896,567	0.89	to	0.85	794,651	—	1.25	to	2.15	12.48	to	11.48
12/31/2011	585,830	0.80	to	0.76	463,769	—	1.25	to	2.15	(1.23)	to	(2.10)
ProFund VP Consumer Services
12/31/2015	154,837	1.92	to	1.78	292,098	—	1.25	to	2.15	3.40	to	2.49
12/31/2014	179,557	1.85	to	1.74	329,396	—	1.25	to	2.15	11.07	to	10.09
12/31/2013	180,401	1.67	to	1.58	298,399	0.34	1.25	to	2.15	38.14	to	36.93
12/31/2012	96,576	1.21	to	1.15	115,835	—	1.25	to	2.15	20.59	to	19.52
12/31/2011	676,253	1.00	to	0.96	672,043	—	1.25	to	2.15	4.20	to	3.28

27

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Emerging Markets
12/31/2015	1,135,786	$0.59	to	$0.55	$665,270	0.93%	1.25%	to	2.15%	(18.38)%	to	(19.10)%
12/31/2014	1,442,684	0.72	to	0.68	1,034,372	0.19	1.25	to	2.15	(4.61)	to	(5.45)
12/31/2013	2,197,195	0.76	to	0.72	1,651,238	0.61	1.25	to	2.15	(7.58)	to	(8.39)
12/31/2012	3,386,309	0.82	to	0.78	2,765,490	1.25	1.25	to	2.15	5.25	to	4.32
12/31/2011	1,780,229	0.78	to	0.75	1,383,136	—	1.25	to	2.15	(20.69)	to	(21.39)
ProFund VP Europe 30
12/31/2015	443,162	0.75	to	0.69	326,544	3.81	1.25	to	2.15	(11.98)	to	(12.75)
12/31/2014	471,758	0.85	to	0.79	395,395	1.20	1.25	to	2.15	(9.78)	to	(10.57)
12/31/2013	160,223	0.94	to	0.89	148,713	0.35	1.25	to	2.15	20.13	to	19.08
12/31/2012	1,135,524	0.78	to	0.75	884,503	1.55	1.25	to	2.15	15.15	to	14.13
12/31/2011	55,969	0.68	to	0.65	37,678	0.29	1.25	to	2.15	(10.01)	to	(10.80)
ProFund VP Falling U.S. Dollar
12/31/2015	23,104	0.68	to	0.63	15,498	—	1.25	to	2.15	(11.12)	to	(11.90)
12/31/2014	28,661	0.77	to	0.72	21,657	—	1.25	to	2.15	(13.68)	to	(14.44)
12/31/2013	90,529	0.89	to	0.84	79,886	—	1.25	to	2.15	(3.22)	to	(4.07)
12/31/2012	205,375	0.92	to	0.87	188,002	—	1.25	to	2.15	(2.00)	to	(2.87)
12/31/2011	209,658	0.94	to	0.90	195,437	—	1.25	to	2.15	(3.92)	to	(4.77)
ProFund VP Financials
12/31/2015	615,160	0.78	to	0.72	474,812	0.29	1.25	to	2.15	(2.71)	to	(3.57)
12/31/2014	1,331,282	0.80	to	0.75	1,056,123	0.20	1.25	to	2.15	11.52	to	10.54
12/31/2013	1,838,072	0.72	to	0.68	1,310,311	0.32	1.25	to	2.15	30.45	to	29.30
12/31/2012	459,671	0.55	to	0.53	251,486	0.24	1.25	to	2.15	23.18	to	22.09
12/31/2011	599,035	0.45	to	0.43	266,809	—	1.25	to	2.15	(14.89)	to	(15.64)
ProFund VP International
12/31/2015	704,661	0.72	to	0.67	501,211	—	1.25	to	2.15	(4.71)	to	(5.55)
12/31/2014	721,471	0.75	to	0.71	539,177	—	1.25	to	2.15	(9.24)	to	(10.04)
12/31/2013	1,347,088	0.83	to	0.79	1,111,832	—	1.25	to	2.15	18.02	to	16.98
12/31/2012	1,374,287	0.70	to	0.67	961,180	—	1.25	to	2.15	14.50	to	13.48
12/31/2011	915,975	0.62	to	0.59	560,464	—	1.25	to	2.15	(15.40)	to	(16.14)
ProFund VP Japan
12/31/2015	375,799	0.82	to	0.76	304,089	—	1.25	to	2.15	4.50	to	3.58
12/31/2014	401,165	0.78	to	0.73	313,644	—	1.25	to	2.15	1.95	to	1.05
12/31/2013	989,018	0.77	to	0.73	757,953	—	1.25	to	2.15	46.41	to	45.12
12/31/2012	264,392	0.52	to	0.50	138,602	—	1.25	to	2.15	21.42	to	20.35
12/31/2011	688,452	0.43	to	0.42	295,691	—	1.25	to	2.15	(19.54)	to	(20.25)
ProFund VP Mid-Cap
12/31/2015	405,328	1.34	to	1.24	535,444	—	1.25	to	2.15	(5.63)	to	(6.46)
12/31/2014	980,568	1.42	to	1.33	1,373,383	—	1.25	to	2.15	6.32	to	5.38
12/31/2013	1,168,456	1.33	to	1.26	1,542,753	—	1.25	to	2.15	29.18	to	28.04
12/31/2012	1,203,339	1.03	to	0.98	1,232,806	—	1.25	to	2.15	14.11	to	13.10
12/31/2011	880,043	0.90	to	0.87	791,309	—	1.25	to	2.15	(5.36)	to	(6.20)
ProFund VP Money Market
12/31/2015	3,067,711	0.93	to	0.86	2,811,323	0.02	1.25	to	2.15	(1.21)	to	(2.08)
12/31/2014	3,399,061	0.94	to	0.88	3,148,560	0.02	1.25	to	2.15	(1.22)	to	(2.09)
12/31/2013	4,588,219	0.95	to	0.89	4,324,970	0.02	1.25	to	2.15	(1.22)	to	(2.09)
12/31/2012	3,522,716	0.96	to	0.91	3,362,382	0.02	1.25	to	2.15	(1.22)	to	(2.10)
12/31/2011	7,116,370	0.97	to	0.93	6,876,303	0.02	1.25	to	2.15	(1.22)	to	(2.08)
ProFund VP NASDAQ-100
12/31/2015	472,950	1.98	to	1.84	925,686	—	1.25	to	2.15	6.13	to	5.19
12/31/2014	968,473	1.87	to	1.75	1,796,782	—	1.25	to	2.15	15.56	to	14.54
12/31/2013	637,160	1.62	to	1.53	1,021,420	—	1.25	to	2.15	32.62	to	31.45
12/31/2012	661,126	1.22	to	1.16	801,458	—	1.25	to	2.15	14.79	to	13.77
12/31/2011	2,216,417	1.06	to	1.02	2,338,345	—	1.25	to	2.15	0.21	to	(0.68)

28

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Oil & Gas
12/31/2015	585,783	$0.76	to	$0.70	$437,920	0.60%	1.25%	to	2.15%	(24.32)%	to	(24.99)%
12/31/2014	1,079,430	1.00	to	0.94	1,065,734	0.41	1.25	to	2.15	(11.97)	to	(12.75)
12/31/2013	1,460,835	1.13	to	1.07	1,640,296	0.42	1.25	to	2.15	22.54	to	21.46
12/31/2012	1,606,037	0.93	to	0.88	1,475,138	0.15	1.25	to	2.15	1.62	to	0.72
12/31/2011	2,828,826	0.91	to	0.88	2,560,157	0.15	1.25	to	2.15	0.99	to	0.10
ProFund VP Pharmaceuticals
12/31/2015	412,956	1.82	to	1.69	742,924	0.53	1.25	to	2.15	3.15	to	2.24
12/31/2014	352,845	1.77	to	1.66	619,180	0.81	1.25	to	2.15	17.89	to	16.85
12/31/2013	400,394	1.50	to	1.42	594,811	1.76	1.25	to	2.15	30.00	to	28.86
12/31/2012	344,503	1.15	to	1.10	393,654	1.57	1.25	to	2.15	10.47	to	9.49
12/31/2011	706,919	1.04	to	1.01	733,038	0.74	1.25	to	2.15	14.70	to	13.69
ProFund VP Precious Metals
12/31/2015	725,742	0.29	to	0.27	208,746	—	1.25	to	2.15	(33.68)	to	(34.27)
12/31/2014	1,121,869	0.44	to	0.41	487,012	—	1.25	to	2.15	(24.81)	to	(25.47)
12/31/2013	1,283,344	0.58	to	0.55	742,272	—	1.25	to	2.15	(38.71)	to	(39.25)
12/31/2012	2,290,343	0.95	to	0.91	2,164,415	—	1.25	to	2.15	(15.61)	to	(16.35)
12/31/2011	2,860,108	1.13	to	1.09	3,207,071	—	1.25	to	2.15	(20.21)	to	(20.91)
ProFund VP Short Emerging Markets
12/31/2015	132,187	0.43	to	0.40	55,948	—	1.25	to	2.15	10.14	to	9.17
12/31/2014	111,352	0.39	to	0.37	43,006	—	1.25	to	2.15	(4.13)	to	(4.97)
12/31/2013	77,873	0.41	to	0.38	31,391	—	1.25	to	2.15	(1.46)	to	(2.33)
12/31/2012	90,804	0.41	to	0.39	37,186	—	1.25	to	2.15	(14.12)	to	(14.89)
12/31/2011	179,165	0.48	to	0.46	85,731	—	1.25	to	2.15	9.30	to	8.34
ProFund VP Short International
12/31/2015	43,845	0.46	to	0.43	20,135	—	1.25	to	2.15	(4.97)	to	(5.81)
12/31/2014	43,541	0.49	to	0.46	21,088	—	1.25	to	2.15	1.53	to	0.64
12/31/2013	79,847	0.48	to	0.46	38,124	—	1.25	to	2.15	(21.98)	to	(22.67)
12/31/2012	89,793	0.62	to	0.59	55,062	—	1.25	to	2.15	(21.15)	to	(21.85)
12/31/2011	63,095	0.78	to	0.75	49,140	—	1.25	to	2.15	0.55	to	(0.33)
ProFund VP Short NASDAQ-100
12/31/2015	163,268	0.22	to	0.20	35,620	—	1.25	to	2.15	(14.12)	to	(14.87)
12/31/2014	205,578	0.26	to	0.24	52,322	—	1.25	to	2.15	(20.38)	to	(21.08)
12/31/2013	381,564	0.32	to	0.30	121,964	—	1.25	to	2.15	(30.28)	to	(30.89)
12/31/2012	473,147	0.46	to	0.44	216,769	—	1.25	to	2.15	(19.80)	to	(20.52)
12/31/2011	277,663	0.57	to	0.55	158,711	—	1.25	to	2.15	(11.58)	to	(12.36)
ProFund VP Short Small-Cap
12/31/2015	89,931	0.27	to	0.25	23,672	—	1.25	to	2.15	(2.05)	to	(2.91)
12/31/2014	141,218	0.27	to	0.25	38,034	—	1.25	to	2.15	(10.35)	to	(11.14)
12/31/2013	176,177	0.30	to	0.29	53,065	—	1.25	to	2.15	(32.10)	to	(32.70)
12/31/2012	129,578	0.45	to	0.43	57,502	—	1.25	to	2.15	(19.97)	to	(20.68)
12/31/2011	145,419	0.56	to	0.54	80,639	—	1.25	to	2.15	(10.21)	to	(11.00)
ProFund VP Small-Cap
12/31/2015	340,088	1.19	to	1.10	399,545	—	1.25	to	2.15	(7.37)	to	(8.18)
12/31/2014	723,963	1.29	to	1.20	917,984	—	1.25	to	2.15	1.21	to	0.32
12/31/2013	1,086,562	1.27	to	1.20	1,366,357	—	1.25	to	2.15	35.49	to	34.30
12/31/2012	799,214	0.94	to	0.89	742,725	—	1.25	to	2.15	13.33	to	12.32
12/31/2011	304,453	0.83	to	0.79	250,909	—	1.25	to	2.15	(6.82)	to	(7.64)
ProFund VP Small-Cap Value
12/31/2015	283,273	1.26	to	1.17	354,401	—	1.25	to	2.15	(9.41)	to	(10.21)
12/31/2014	150,327	1.39	to	1.30	207,287	—	1.25	to	2.15	4.51	to	3.59
12/31/2013	1,519,031	1.33	to	1.26	2,007,658	0.31	1.25	to	2.15	35.98	to	34.78
12/31/2012	1,057,704	0.98	to	0.93	1,030,071	—	1.25	to	2.15	14.72	to	13.70
12/31/2011	299,757	0.85	to	0.82	255,184	—	1.25	to	2.15	(5.28)	to	(6.12)

29

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Telecommunications
12/31/2015	126,370	$0.96	to	$0.89	$118,126	1.98%	1.25%	to	2.15%	0.27%	to	(0.62)%
12/31/2014	55,271	0.95	to	0.89	52,102	4.49	1.25	to	2.15	(0.68)	to	(1.55)
12/31/2013	200,102	0.96	to	0.91	190,031	3.83	1.25	to	2.15	10.69	to	9.71
12/31/2012	1,139,793	0.87	to	0.83	974,632	3.24	1.25	to	2.15	15.07	to	14.05
12/31/2011	66,464	0.75	to	0.73	49,750	4.28	1.25	to	2.15	0.61	to	(0.27)
ProFund VP U.S. Government Plus
12/31/2015	118,040	1.64	to	1.53	191,815	—	1.25	to	2.15	(6.81)	to	(7.63)
12/31/2014	483,763	1.76	to	1.65	845,327	0.15	1.25	to	2.15	34.71	to	33.52
12/31/2013	124,414	1.31	to	1.24	161,302	0.16	1.25	to	2.15	(20.11)	to	(20.81)
12/31/2012	1,086,274	1.64	to	1.56	1,770,839	—	1.25	to	2.15	(0.28)	to	(1.16)
12/31/2011	647,425	1.64	to	1.58	1,059,159	0.15	1.25	to	2.15	41.75	to	40.51
ProFund VP UltraSmall-Cap
12/31/2015	161,112	1.02	to	0.94	162,752	—	1.25	to	2.15	(14.05)	to	(14.81)
12/31/2014	427,333	1.18	to	1.11	502,547	—	1.25	to	2.15	4.08	to	3.16
12/31/2013	645,003	1.14	to	1.07	727,761	—	1.25	to	2.15	84.36	to	82.74
12/31/2012	509,468	0.62	to	0.59	312,633	—	1.25	to	2.15	27.91	to	26.78
12/31/2011	1,032,241	0.48	to	0.46	495,414	—	1.25	to	2.15	(19.83)	to	(20.54)
ProFund VP Utilities
12/31/2015	340,426	1.24	to	1.15	420,579	2.05	1.25	to	2.15	(7.56)	to	(8.37)
12/31/2014	407,068	1.34	to	1.26	543,705	1.54	1.25	to	2.15	24.33	to	23.24
12/31/2013	415,840	1.08	to	1.02	446,499	2.48	1.25	to	2.15	11.91	to	10.93
12/31/2012	1,137,750	0.97	to	0.92	1,086,119	1.95	1.25	to	2.15	(1.10)	to	(1.98)
12/31/2011	2,309,455	0.98	to	0.94	2,236,354	2.20	1.25	to	2.15	16.06	to	15.04
TA AB Dynamic Allocation Service Class
12/31/2015	672,938	1.38	to	1.24	918,192	1.08	1.25	to	2.15	(1.65)	to	(2.52)
12/31/2014	973,611	1.41	to	1.28	1,351,374	0.83	1.25	to	2.15	4.06	to	3.14
12/31/2013	923,410	1.35	to	1.24	1,235,530	0.99	1.25	to	2.15	5.57	to	4.64
12/31/2012	1,265,911	1.28	to	1.18	1,607,592	0.68	1.25	to	2.15	4.48	to	3.56
12/31/2011	2,008,000	1.23	to	1.14	2,436,979	0.68	1.25	to	2.15	0.41	to	(0.47)
TA Aegon High Yield Bond Service Class
12/31/2015	1,814,878	1.68	to	1.51	3,007,608	5.45	1.25	to	2.15	(5.48)	to	(6.31)
12/31/2014	2,350,219	1.78	to	1.61	4,122,120	4.56	1.25	to	2.15	2.33	to	1.42
12/31/2013	3,518,422	1.74	to	1.59	6,025,132	5.29	1.25	to	2.15	5.02	to	4.09
12/31/2012	6,263,033	1.65	to	1.53	10,217,275	6.08	1.25	to	2.15	15.65	to	14.62
12/31/2011	6,599,504	1.43	to	1.33	9,334,558	4.60	1.25	to	2.15	3.25	to	2.34
TA Aegon Money Market Service Class
12/31/2015	9,393,364	1.00	to	0.90	9,209,208	0.01	1.25	to	2.15	(1.23)	to	(2.10)
12/31/2014	10,536,063	1.01	to	0.92	10,507,221	0.01	1.25	to	2.15	(1.23)	to	(2.10)
12/31/2013	12,931,224	1.02	to	0.94	13,042,559	0.01	1.25	to	2.15	(1.23)	to	(2.10)
12/31/2012	18,525,733	1.03	to	0.96	18,909,644	—	1.25	to	2.15	(1.23)	to	(2.11)
12/31/2011	25,919,573	1.05	to	0.98	26,784,275	0.01	1.25	to	2.15	(1.23)	to	(2.09)
TA Aegon U.S. Government Securities Service Class
12/31/2015	20,056,342	1.30	to	1.17	25,688,858	1.44	1.25	to	2.15	(1.41)	to	(2.28)
12/31/2014	18,507,301	1.32	to	1.20	24,074,235	3.08	1.25	to	2.15	3.13	to	2.22
12/31/2013	22,408,339	1.28	to	1.17	28,317,342	1.73	1.25	to	2.15	(3.69)	to	(4.54)
12/31/2012	73,976,382	1.33	to	1.23	97,141,530	1.50	1.25	to	2.15	3.56	to	2.65
12/31/2011	109,409,788	1.28	to	1.20	139,011,991	2.88	1.25	to	2.15	5.96	to	5.03
TA Asset Allocation - Conservative Service Class
12/31/2015	29,365,601	1.43	to	1.29	41,301,457	1.95	1.25	to	2.15	(3.35)	to	(4.20)
12/31/2014	35,786,731	1.48	to	1.34	52,151,730	2.42	1.25	to	2.15	0.69	to	(0.20)
12/31/2013	46,985,345	1.47	to	1.34	68,106,055	2.90	1.25	to	2.15	7.74	to	6.80
12/31/2012	60,843,006	1.36	to	1.26	81,925,032	2.96	1.25	to	2.15	5.87	to	4.93
12/31/2011	65,261,987	1.29	to	1.20	83,188,888	2.44	1.25	to	2.15	1.10	to	0.21

30

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Growth Service Class
12/31/2015	31,187,769	$1.60	to	$1.44	$48,891,287	1.38%	1.25%	to	2.15%	(3.32)%	to	(4.18)%
12/31/2014	41,617,112	1.65	to	1.50	67,561,022	2.10	1.25	to	2.15	1.17	to	0.28
12/31/2013	50,369,013	1.63	to	1.49	80,946,119	1.01	1.25	to	2.15	24.83	to	23.73
12/31/2012	44,782,789	1.31	to	1.21	57,760,002	1.04	1.25	to	2.15	11.00	to	10.01
12/31/2011	51,296,008	1.18	to	1.10	59,708,651	0.87	1.25	to	2.15	(6.86)	to	(7.68)
TA Asset Allocation - Moderate Service Class
12/31/2015	68,627,542	1.53	to	1.38	103,185,909	1.80	1.25	to	2.15	(3.68)	to	(4.53)
12/31/2014	81,843,156	1.59	to	1.44	127,956,909	2.04	1.25	to	2.15	1.34	to	0.45
12/31/2013	97,359,182	1.57	to	1.44	150,433,955	2.26	1.25	to	2.15	11.84	to	10.85
12/31/2012	111,426,561	1.40	to	1.29	154,202,267	2.40	1.25	to	2.15	7.76	to	6.80
12/31/2011	128,759,002	1.30	to	1.21	165,597,004	2.08	1.25	to	2.15	(0.94)	to	(1.81)
TA Asset Allocation - Moderate Growth Service Class
12/31/2015	146,075,475	1.58	to	1.42	226,357,490	1.95	1.25	to	2.15	(3.72)	to	(4.57)
12/31/2014	171,796,533	1.64	to	1.49	276,932,955	2.45	1.25	to	2.15	1.18	to	0.29
12/31/2013	204,294,837	1.62	to	1.48	326,044,954	2.08	1.25	to	2.15	17.57	to	16.54
12/31/2012	213,446,476	1.38	to	1.27	290,289,589	2.22	1.25	to	2.15	9.00	to	8.04
12/31/2011	224,396,959	1.26	to	1.18	280,406,582	1.78	1.25	to	2.15	(3.48)	to	(4.33)
TA Barrow Hanley Dividend Focused Service Class
12/31/2015	5,751,344	1.86	to	1.67	10,557,219	1.62	1.25	to	2.15	(5.02)	to	(5.86)
12/31/2014	7,310,348	1.96	to	1.78	14,130,338	1.19	1.25	to	2.15	10.56	to	9.58
12/31/2013	8,237,292	1.77	to	1.62	14,417,419	2.16	1.25	to	2.15	28.32	to	27.19
12/31/2012	8,674,734	1.38	to	1.28	11,859,090	1.49	1.25	to	2.15	10.09	to	9.11
12/31/2011	10,032,540	1.26	to	1.17	12,473,992	1.44	1.25	to	2.15	1.19	to	0.30
TA Clarion Global Real Estate Securities Service Class
12/31/2015	2,536,772	2.08	to	1.87	5,187,562	3.91	1.25	to	2.15	(2.10)	to	(2.96)
12/31/2014	3,211,400	2.12	to	1.92	6,711,479	1.23	1.25	to	2.15	11.90	to	10.91
12/31/2013	3,664,945	1.90	to	1.73	6,849,528	5.30	1.25	to	2.15	2.43	to	1.52
12/31/2012	4,297,768	1.85	to	1.71	7,851,947	3.60	1.25	to	2.15	23.43	to	22.33
12/31/2011	4,666,275	1.50	to	1.40	6,918,794	6.00	1.25	to	2.15	(7.17)	to	(7.98)
TA BlackRock Tactical Allocation Service Class
12/31/2015	3,347,664	1.02	to	1.01	3,415,055	1.71	1.25	to	2.15	(1.36)	to	(2.23)
12/31/2014(1)	4,318,524	1.04	to	1.03	4,472,262	1.31	1.25	to	2.15	—	to	—
TA International Moderate Growth Service Class
12/31/2015	18,548,134	1.04	to	0.95	19,016,631	1.73	1.25	to	2.15	(3.10)	to	(3.95)
12/31/2014	20,645,443	1.07	to	0.99	21,856,171	2.05	1.25	to	2.15	(2.01)	to	(2.88)
12/31/2013	23,417,218	1.09	to	1.02	25,321,768	1.84	1.25	to	2.15	11.08	to	10.10
12/31/2012	24,858,293	0.98	to	0.93	24,225,719	2.73	1.25	to	2.15	11.09	to	10.10
12/31/2011	27,220,749	0.88	to	0.84	23,900,048	1.84	1.25	to	2.15	(8.67)	to	(9.48)
TA Janus Balanced Service Class
12/31/2015	1,024,124	1.22	to	1.15	1,238,616	0.79	1.25	to	2.15	(1.11)	to	(1.99)
12/31/2014	1,280,637	1.23	to	1.18	1,568,535	0.64	1.25	to	2.15	6.50	to	5.56
12/31/2013	919,815	1.16	to	1.11	1,058,758	0.69	1.25	to	2.15	17.55	to	16.51
12/31/2012	934,183	0.98	to	0.96	916,003	—	1.25	to	2.15	11.10	to	10.12
12/31/2011	1,307,250	0.88	to	0.87	1,154,702	0.16	1.25	to	2.15	(11.91)	to	(12.69)
TA Jennison Growth Service Class
12/31/2015	2,804,345	1.90	to	1.80	5,276,234	—	1.25	to	2.15	9.74	to	8.77
12/31/2014	3,241,184	1.73	to	1.66	5,564,171	—	1.25	to	2.15	8.43	to	7.48
12/31/2013	3,215,776	1.59	to	1.54	5,096,629	0.07	1.25	to	2.15	35.60	to	34.41
12/31/2012	2,487,140	1.17	to	1.15	2,910,972	—	1.25	to	2.15	13.98	to	12.97
12/31/2011	3,844,428	1.03	to	1.02	3,953,971	—	1.25	to	2.15	(1.99)	to	(2.86)

31

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Core Bond Service Class
12/31/2015	3,447,238	$1.45	to	$1.30	$4,897,541	1.66%	1.25%	to	2.15%	(0.90)%	to	(1.78)%
12/31/2014	4,503,757	1.46	to	1.33	6,465,535	1.61	1.25	to	2.15	3.80	to	2.89
12/31/2013	5,251,533	1.41	to	1.29	7,285,663	2.68	1.25	to	2.15	(3.34)	to	(4.19)
12/31/2012	8,021,936	1.46	to	1.34	11,511,964	2.24	1.25	to	2.15	3.45	to	2.54
12/31/2011	10,527,355	1.41	to	1.31	14,673,022	4.33	1.25	to	2.15	5.92	to	4.99
TA JPMorgan Enhanced Index Service Class
12/31/2015	2,291,165	1.89	to	1.70	4,277,319	0.82	1.25	to	2.15	(1.58)	to	(2.45)
12/31/2014	2,136,262	1.92	to	1.74	4,067,378	0.65	1.25	to	2.15	12.56	to	11.57
12/31/2013	2,593,935	1.71	to	1.56	4,382,432	0.50	1.25	to	2.15	30.50	to	29.35
12/31/2012	3,199,192	1.31	to	1.21	4,139,084	0.89	1.25	to	2.15	14.65	to	13.64
12/31/2011	2,696,579	1.14	to	1.06	3,053,837	1.26	1.25	to	2.15	(0.76)	to	(1.64)
TA JPMorgan Tactical Allocation Service Class
12/31/2015	4,159,707	1.20	to	1.08	4,908,684	1.05	1.25	to	2.15	(1.63)	to	(2.50)
12/31/2014	4,932,352	1.22	to	1.11	5,926,554	0.94	1.25	to	2.15	4.97	to	4.04
12/31/2013	5,027,592	1.16	to	1.06	5,763,193	1.01	1.25	to	2.15	3.99	to	3.07
12/31/2012	5,974,893	1.12	to	1.03	6,598,572	0.54	1.25	to	2.15	6.13	to	5.19
12/31/2011	6,321,217	1.05	to	0.98	6,582,130	1.41	1.25	to	2.15	2.17	to	1.27
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2015	384,760	1.13	to	1.10	433,465	0.91	1.25	to	2.15	(3.29)	to	(4.14)
12/31/2014	530,010	1.17	to	1.14	618,765	0.39	1.25	to	2.15	7.14	to	6.20
12/31/2013	104,574	1.09	to	1.08	113,817	0.22	1.25	to	2.15	8.02	to	7.07
12/31/2012(1)	53,109	1.01	to	1.00	53,529	—	1.25	to	2.15	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2015	13,969	1.18	to	1.14	16,317	0.49	1.25	to	2.15	(4.15)	to	(4.99)
12/31/2014	44,803	1.23	to	1.20	54,829	0.12	1.25	to	2.15	6.84	to	5.90
12/31/2013	18,574	1.15	to	1.13	21,290	0.13	1.25	to	2.15	14.18	to	13.18
12/31/2012(1)	7,285	1.01	to	1.00	7,326	—	1.25	to	2.15	—	to	—
TA Managed Risk - Balanced ETF Service Class
12/31/2015	941,860	1.22	to	1.14	1,134,501	1.22	1.25	to	2.15	(2.98)	to	(3.84)
12/31/2014	1,402,612	1.26	to	1.18	1,745,892	0.88	1.25	to	2.15	3.26	to	2.35
12/31/2013	977,691	1.22	to	1.16	1,180,343	0.98	1.25	to	2.15	10.06	to	9.09
12/31/2012	995,119	1.11	to	1.06	1,095,340	1.25	1.25	to	2.15	7.05	to	6.10
12/31/2011	714,691	1.03	to	1.00	734,327	1.05	1.25	to	2.15	0.22	to	(0.66)
TA Managed Risk - Conservative ETF Service Class
12/31/2015	1,248,933	1.25	to	1.19	1,554,625	1.54	1.25	to	2.15	(1.91)	to	(2.78)
12/31/2014	1,110,262	1.28	to	1.22	1,410,823	1.10	1.25	to	2.15	3.94	to	3.03
12/31/2013	703,351	1.23	to	1.19	860,388	1.19	1.25	to	2.15	6.14	to	5.21
12/31/2012	2,607,925	1.16	to	1.13	3,012,968	1.40	1.25	to	2.15	5.29	to	4.36
12/31/2011	318,649	1.10	to	1.08	349,138	0.62	1.25	to	2.15	1.90	to	1.01
TA Managed Risk - Growth ETF Service Class
12/31/2015	3,166,649	1.21	to	1.13	3,806,633	1.41	1.25	to	2.15	(4.71)	to	(5.55)
12/31/2014	3,862,417	1.27	to	1.20	4,879,863	1.01	1.25	to	2.15	2.69	to	1.78
12/31/2013	3,461,141	1.24	to	1.18	4,262,906	1.34	1.25	to	2.15	17.31	to	16.28
12/31/2012	2,136,722	1.06	to	1.01	2,247,159	1.50	1.25	to	2.15	10.17	to	9.19
12/31/2011	2,236,162	0.96	to	0.93	2,137,073	1.49	1.25	to	2.15	(2.35)	to	(3.21)
TA Market Participation Strategy Service Class
12/31/2015	389,068	1.14	to	1.11	442,799	—	1.25	to	2.15	(4.44)	to	(5.28)
12/31/2014	450,813	1.19	to	1.17	537,192	—	1.25	to	2.15	6.71	to	5.77
12/31/2013	—	1.12	to	1.11	—	—	1.25	to	2.15	12.88	to	11.89
12/31/2012(1)	—	0.99	to	0.99	—	—	1.25	to	2.15	—	to	—

32

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA MFS International Equity Service Class
12/31/2015	2,710,271	$1.04	to	$0.97	$2,793,202	1.61%	1.25%	to	2.15%	(1.47)%	to	(2.34)%
12/31/2014	3,605,103	1.06	to	0.99	3,768,950	0.81	1.25	to	2.15	(6.58)	to	(7.40)
12/31/2013	4,014,130	1.13	to	1.07	4,494,781	1.01	1.25	to	2.15	16.31	to	15.29
12/31/2012	4,088,869	0.97	to	0.93	3,952,706	1.33	1.25	to	2.15	20.36	to	19.30
12/31/2011	2,008,401	0.81	to	0.78	1,613,665	0.92	1.25	to	2.15	(11.33)	to	(12.11)
TA Morgan Stanley Capital Growth Service Class
12/31/2015	2,189,957	2.17	to	1.95	4,651,600	—	1.25	to	2.15	10.07	to	9.10
12/31/2014	1,930,329	1.97	to	1.79	3,737,982	—	1.25	to	2.15	4.48	to	3.56
12/31/2013	2,316,391	1.88	to	1.72	4,302,602	0.51	1.25	to	2.15	46.06	to	44.77
12/31/2012	1,876,036	1.29	to	1.19	2,388,603	—	1.25	to	2.15	13.77	to	12.77
12/31/2011	2,152,700	1.13	to	1.06	2,415,206	—	1.25	to	2.15	(7.15)	to	(7.96)
TA Morgan Stanley Mid-Cap Growth Service Class
12/31/2015	3,207,389	1.96	to	1.76	6,200,299	—	1.25	to	2.15	(6.43)	to	(7.26)
12/31/2014	4,201,393	2.09	to	1.90	8,687,852	—	1.25	to	2.15	(1.49)	to	(2.36)
12/31/2013	5,047,043	2.13	to	1.95	10,604,377	0.63	1.25	to	2.15	37.11	to	35.91
12/31/2012	4,659,322	1.55	to	1.43	7,147,066	—	1.25	to	2.15	7.43	to	6.47
12/31/2011	7,043,924	1.44	to	1.35	10,069,813	0.18	1.25	to	2.15	(8.06)	to	(8.87)
TA Multi-Managed Balanced Service Class
12/31/2015	10,950,664	2.00	to	1.80	21,535,100	1.21	1.25	to	2.15	(1.30)	to	(2.17)
12/31/2014	10,980,007	2.02	to	1.84	21,912,993	1.23	1.25	to	2.15	9.13	to	8.17
12/31/2013	10,477,034	1.85	to	1.70	19,188,046	1.46	1.25	to	2.15	16.30	to	15.28
12/31/2012	10,078,325	1.59	to	1.47	15,894,061	1.46	1.25	to	2.15	11.00	to	10.02
12/31/2011	9,118,045	1.44	to	1.34	12,955,299	2.10	1.25	to	2.15	2.47	to	1.57
TA PIMCO Tactical - Balanced Service Class
12/31/2015	813,416	1.05	to	0.99	845,667	—	1.25	to	2.15	(3.75)	to	(4.60)
12/31/2014	815,961	1.09	to	1.04	883,040	0.92	1.25	to	2.15	6.50	to	5.56
12/31/2013	980,550	1.02	to	0.99	997,041	0.62	1.25	to	2.15	10.47	to	9.49
12/31/2012	1,067,881	0.93	to	0.90	984,072	1.64	1.25	to	2.15	(0.27)	to	(1.15)
12/31/2011	1,504,454	0.93	to	0.91	1,392,249	1.20	1.25	to	2.15	(4.60)	to	(5.44)
TA PIMCO Tactical - Conservative Service Class
12/31/2015	755,231	1.01	to	0.95	755,074	0.29	1.25	to	2.15	(3.29)	to	(4.14)
12/31/2014	808,806	1.04	to	0.99	836,318	0.99	1.25	to	2.15	7.38	to	6.44
12/31/2013	666,564	0.97	to	0.93	641,407	1.27	1.25	to	2.15	6.82	to	5.88
12/31/2012	931,905	0.91	to	0.88	841,452	1.22	1.25	to	2.15	0.26	to	(0.62)
12/31/2011	1,214,986	0.90	to	0.89	1,095,279	1.27	1.25	to	2.15	(8.60)	to	(9.40)
TA PIMCO Tactical - Growth Service Class
12/31/2015	377,096	1.01	to	0.95	375,824	—	1.25	to	2.15	(4.65)	to	(5.49)
12/31/2014	499,564	1.05	to	1.01	523,195	1.66	1.25	to	2.15	5.08	to	4.15
12/31/2013	528,521	1.00	to	0.97	527,634	0.76	1.25	to	2.15	15.36	to	14.35
12/31/2012	565,055	0.87	to	0.85	489,810	0.42	1.25	to	2.15	(0.56)	to	(1.44)
12/31/2011	833,372	0.87	to	0.86	727,774	1.50	1.25	to	2.15	(12.70)	to	(13.47)
TA PIMCO Total Return Service Class
12/31/2015	9,353,336	1.43	to	1.28	13,190,625	2.52	1.25	to	2.15	(0.72)	to	(1.60)
12/31/2014	11,169,332	1.44	to	1.30	15,865,191	1.59	1.25	to	2.15	3.05	to	2.14
12/31/2013	13,063,370	1.39	to	1.28	18,015,409	1.89	1.25	to	2.15	(3.97)	to	(4.81)
12/31/2012	18,302,519	1.45	to	1.34	26,311,357	3.92	1.25	to	2.15	5.99	to	5.05
12/31/2011	20,739,956	1.37	to	1.28	28,167,757	2.46	1.25	to	2.15	4.64	to	3.72
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2015	3,709,727	1.11	to	1.07	4,087,647	1.14	1.25	to	2.15	(3.57)	to	(4.42)
12/31/2014	3,542,565	1.15	to	1.12	4,052,011	1.10	1.25	to	2.15	2.33	to	1.43
12/31/2013	3,205,633	1.12	to	1.10	3,589,278	0.98	1.25	to	2.15	5.75	to	4.82
12/31/2012	3,177,269	1.06	to	1.05	3,366,450	0.49	1.25	to	2.15	5.46	to	4.52
12/31/2011(1)	1,144,937	1.01	to	1.00	1,151,056	—	1.25	to	2.15	0.54	to	0.49

33

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2015	2,278,971	$1.08	to	$1.05	$2,465,080	0.75%	1.25%	to	2.15%	(5.46)%	to	(6.29)%
12/31/2014	3,964,408	1.15	to	1.12	4,538,770	0.64	1.25	to	2.15	2.34	to	1.44
12/31/2013	3,749,038	1.12	to	1.10	4,197,895	0.35	1.25	to	2.15	9.74	to	8.78
12/31/2012(1)	158,710	1.02	to	1.02	162,014	0.06	1.25	to	2.15	—	to	—
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2015	1,479,046	1.17	to	1.13	1,728,905	0.96	1.25	to	2.15	(7.69)	to	(8.50)
12/31/2014	2,208,279	1.27	to	1.24	2,798,625	0.78	1.25	to	2.15	1.95	to	1.05
12/31/2013	2,265,157	1.25	to	1.22	2,818,815	0.80	1.25	to	2.15	15.07	to	14.05
12/31/2012	2,174,474	1.08	to	1.07	2,353,468	0.66	1.25	to	2.15	9.58	to	8.61
12/31/2011(1)	4,808,612	0.99	to	0.99	4,753,791	—	1.25	to	2.15	(1.14)	to	(1.19)
TA Systematic Small/Mid Cap Value Service Class
12/31/2015	6,732,246	2.79	to	2.52	18,523,786	0.77	1.25	to	2.15	(3.93)	to	(4.78)
12/31/2014	8,330,970	2.91	to	2.65	23,883,563	0.61	1.25	to	2.15	3.64	to	2.72
12/31/2013	10,057,963	2.81	to	2.58	27,859,784	0.32	1.25	to	2.15	34.36	to	33.18
12/31/2012	5,582,158	2.09	to	1.93	11,538,458	0.26	1.25	to	2.15	14.60	to	13.59
12/31/2011	7,054,542	1.82	to	1.70	12,726,542	0.04	1.25	to	2.15	(4.06)	to	(4.90)
TA T. Rowe Price Small Cap Service Class
12/31/2015	1,881,968	2.46	to	2.21	4,539,527	—	1.25	to	2.15	0.89	to	0.00
12/31/2014	2,375,353	2.44	to	2.21	5,685,250	—	1.25	to	2.15	4.93	to	4.01
12/31/2013	3,874,571	2.32	to	2.12	8,875,395	—	1.25	to	2.15	41.93	to	40.68
12/31/2012	2,632,951	1.64	to	1.51	4,250,199	—	1.25	to	2.15	13.98	to	12.97
12/31/2011	2,433,299	1.43	to	1.34	3,454,691	—	1.25	to	2.15	0.26	to	(0.62)
TA WMC US Growth Service Class
12/31/2015	8,387,989	1.99	to	1.79	16,419,452	0.50	1.25	to	2.15	5.29	to	4.37
12/31/2014	10,127,008	1.89	to	1.72	18,844,868	0.66	1.25	to	2.15	9.46	to	8.50
12/31/2013	12,109,835	1.73	to	1.58	20,634,166	0.80	1.25	to	2.15	30.50	to	29.35
12/31/2012	11,245,578	1.33	to	1.23	14,708,806	0.11	1.25	to	2.15	11.46	to	10.47
12/31/2011	13,154,331	1.19	to	1.11	15,464,167	0.27	1.25	to	2.15	(5.11)	to	(5.95)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

34

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

6.	Administrative and Mortality and Expense Risk Charges

TPLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of eash subaccount for administrative expenses. TPLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.00% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TPLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%

7.	Income Taxes

Operations of the Separate Account form a part of TPLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TPLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TPLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TPLIC, as long as earnings are credited under the variable life contracts.

35

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2015

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TPLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TPLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TPLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

36

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)	(a)	Resolution of the Board of Directors establishing Separate Account VA U. Note 1

			(b)	Resolution of Board of Directors of Transamerica Premier Life Insurance Company re- domesticating Separate Account VA U. Note 20

			(c)	Resolution of Board of Directors of Transamerica Premier Life Insurance Company Approving Plan of Merger with Western Reserve Life Assurance Co. of Ohio. Note 20

			(d)	Resolution of Board of Directors of Western Reserve Life Assurance Co. of Ohio Approving Plan of Merger with Transamerica Premier Life Insurance Company. Note 20

		(2)		Not Applicable.

		(3)	(a)	Amended and Restated Principal Underwriting Agreement - Monumental Life Insurance Company and Transamerica Capital, Inc. Note 2

			(b)	Amendment to Amended and Restated Principal Underwriting Agreement. Note 20

			(c)	Form of Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 3

		(4)	(a)	Form of Policy. Note 1

			(b)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 1

			(b)(1)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 1

			(b)(2)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 1

			(b)(3)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 1

			(c)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 1

			(d)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 1

			(e)	Form of Premium Enhancement Rider. Note 4

			(f)	Form of C-Share Rider. Note 4

			(g)	Form of 5 for Life Rider. Note 4

			(h)	Form of Living Benefits Rider (GPS). Note 5

			(i)	Form of Rider (5 for Life-Growth-without Death Benefit). Note 6

			(j)	Form of Rider (5 for Life-Growth-with Death Benefit). Note 6

	(k)	Form of Rider (Income Select for Life). Note 20

	(l)	Form of Rider (Retirement Income Choice). Note 7

	(m)	Form of Rider (Retirement Income Choice Double Withdrawal Base Benefit). Note 8

	(n)	Form of Policy Endorsement (Fund Facilitation Fee). Note 8

(5)	(a)	Form of Application. Note 9

(6)	(a)	Restated Articles of Incorporation and Articles of Re-domestication of Transamerica Premier Life Insurance Company. Note 20

	(b)	Amended and Restated By-Laws Transamerica Premier Life Insurance Company. Note 20

(7)		(Not Applicable)

(8)	(a)	Participation Agreement (Access One and ProFunds). Note 10

	(a)(1)	Amendment No. 1 to Participation Agreement (Access One and ProFunds). Note 20

	(a)(2)	Amendment No. 2 to Participation Agreement (Access One and ProFunds). Note 11

	(a)(3)	Amendment to Agreements (Confidential Information Access One and ProFunds). Note 12

	(a)(4)	Amendment No. 6 to Participation Agreement (Access One and ProFunds). Note 13

(8)	(b)	Participation Agreement (AllianceBernstein). Note 14

	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein) Note 14

	(b)(2)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 2

	(b)(3)	Amendment No. 3 to Participation Agreement (AllianceBernstein). Note 22

	(b)(4)	Amendment No. 4 to Participation Agreement (AllianceBernstein). Note 24

	(b)(5)	Revised Schedule A to Participation Agreement dated October 1, 2014 (AllianceBernstein). Note 24

	(b)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 24

(8)	(c)	Participation Agreement (Fidelity). Note 16

	(c)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 23

	(c)(2)	Amendment No. 5 to Participation Agreement (Fidelity). Note 2

	(c)(3)	Amendment No. 6 to Participation Agreement (Fidelity). Note 22

	(c)(4)	Amendment No. 7 to Participation Agreement (Fidelity). Note 24

(8)	(d)	Participation Agreement (Franklin Templeton). Note 17

	(d)(1)	Amendment No. 2 to Participation Agreement (Franklin Templeton). Note 18

	(d)(2)	Addendum to Participation Agreement (Franklin/Templeton). Note 20

	(d)(3)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 13

	(d)(4)	Amendment to Participation Agreement (Franklin/Templeton). Note 20

	(d)(5)	Amendment No. 6 to Participation Agreement (Franklin Templeton). Note 15

	(d)(6)	Amendment No. 7 to Participation Agreement (Franklin Templeton). Note 24

	(d)(7)	Amendment No. 8 to Participation Agreement (Franklin Templeton). Note 24

(8)	(e)	Participation Agreement (TST). Note 19

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 15

	(e)(2)	Amended Schedule A 07-01-14 to Participation Agreement (TST). Note 20

	(e)(3)	Amendment No. 2 to Participation Agreement (TST). Note 21

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 24

	(e)(5)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 25

	(e)(6)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 25

	(e)(7)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 25

	(e)(8)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 25

(9)		Opinion of Counsel. Note 25

(10)		Consent of Independent Registered Public Accounting Firm. Note 25

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. C. Michiel van Katwijk, Mark W. Mullin, Jason Orlandi, and Chad Noehren. Note 24 Blake S. Bostwick and David Schulz. Note 25.

Note 1	Incorporated herein by reference to the Initial Filing to Form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-146323) filed on April 25, 2013.

Note 3.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 4.	Incorporated herein by reference to the Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) dated April 27, 2005.

Note 5.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-112089) filed on January 22, 2004.

Note 6.	Incorporated herein by reference to the Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) filed on December 13, 2005.

Note 7.	Incorporated herein by reference to the Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-108525) filed on December 21, 2007.

Note 8.	Incorporated herein by reference to the Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-108525) filed on November 6, 2008.

Note 9.	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) filed on December 19, 2003.

Note 10.	Incorporated herein by reference to the Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) filed on February 13, 2007.

Note 11.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-145461) filed on October 23, 2007.

Note 12.	Incorporated herein by reference to the Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 333-108525) filed on April 22, 2013.

Note 13.	Incorporated herein by reference to the Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 333-108525) filed on August 16, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-146323) filed on April 29, 2009.

Note 15.	Incorporated herein by reference to the Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-108525) filed on April 16, 2012.

Note 16.	Incorporated herein by reference to the Post-Effective Amendment No. 24 to Form N-4 Registration Statement (Filed No. 033-80958) dated April 27, 2005.

Note 17.	Incorporated herein by reference to the Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-108525) filed on February 3, 2009.

Note 18.	Incorporated herein by reference to the Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-108525) filed on April 29, 2011.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 20.	Filed with the Initial Filing of Form N-4 Registration Statement (File No. 333-199049) filed on October 1, 2014.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-146323) filed on April 30, 2014.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-146323) filed on April 29, 2008.

Note 24.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-199049) filed on April 28, 2015.

Note 25.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Premier Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick 1801 California St. Suite 5200 Denver CO 80202	Director, Chairman of the Board, President and Chief Executive Officer
C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Chief Financial Officer, Treasurer and Senior Vice President
Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director
David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Director, Chief Tax Officer and Senior Vice President
Jason Orlandi 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Director, Senior Vice President, Secretary and General Counsel
Chad Noehren 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Corporate Controller

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (87.8282%) ; Transamerica Premier Life Insurance Company (12.1718%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (74.22%~~)~~; Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.  Number of Contract Owners

As of March 31, 2016, there were 10,735 Owners of the Contracts.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

William McCauley	(6)	Director, Vice President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Bonnie Howe	(1)	Vice President

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	1801 California Street, Suite 5200, Denver, CO 80202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(6)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 5,635,445	0	0	0

(1)     Fiscal Year 2015

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Premier Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Premier Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Premier Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Premier Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2016

SEPARATE ACCOUNT VA U

TRANSAMERICA PREMIER LIFE
INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director, Chairman of the Board, Chief Executive
Officer and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director, Senior Vice President, Chief Financial Officer and Treasurer	April 26, 2016
C. Michiel van Katwijk

*	Director, Chairman of the Board, Chief Executive Officer and President	April 26, 2016
Blake S. Bostwick

*	Director, Secretary, Senior Vice President, and General Counsel	April 26, 2016
Jason Orlandi

*	Director	April 26, 2016
Mark W. Mullin

*	Director Chief Tax Officer and Senior Vice President	April 26, 2016
David Schulz

*	Corporate Controller	April 26, 2016
Chad Noehren

/s/ Alison Ryan *		April 26, 2016
Alison Ryan

*	By: Alison Ryan - Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No. 333-199049

811-21427

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(e)(5)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST)

8(e)(6)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST)

8(e)(7)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST)

8(e)(8)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.